UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 16 of its series:

The following 15 series of Wells Fargo Funds Trust have a June 30 fiscal year end:

Wells Fargo California Limited-Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, Wells Fargo Wisconsin Tax-Free Fund, Wells Fargo Alternative Strategies Fund, and Wells Fargo Global Long/Short Fund.

The following series of Wells Fargo Funds Trust has a December 31 fiscal year end:

Wells Fargo Managed Account CoreBuilder Shares - Series M.

Date of reporting period: September 30, 2017

ITEM 1.	INVESTMENTS

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 46.68%

Consumer Discretionary : 8.45%

Auto Components : 0.29%
Adient plc	3,305	$277,587
Bridgestone Corporation	735	33,352
Pirelli & C. SpA †	555	4,264
Stanley Electric Company Limited	901	30,867
Tokai Rika Company Limited	1,117	22,097
Toyo Tire & Rubber Company Limited	1,807	40,612
Toyota Industries Corporation	610	35,074
TS Tech Company Limited	456	15,318

		459,171

Automobiles : 0.44%
Chongqing Changchun Automobile Class B	25,700	33,985
Daimler AG	287	22,886
General Motors Company	731	29,518
Isuzu Motors Limited	2,289	30,330
Mazda Motor Corporation	995	15,253
Renault SA	269	26,423
Subaru Corporation	1,017	36,694
Suzuki Motor Corporation	1,354	71,018
Thor Industries Incorporated	3,500	440,685

		706,792

Distributors : 0.01%
Paltac Corporation	423	16,484

Diversified Consumer Services : 0.08%
Kroton Educacional SA	11,753	74,404
New Oriental Education & Technology Group Incorporated ADR †	697	61,517

		135,921

Hotels, Restaurants & Leisure : 0.93%
Buffalo Wild Wings Incorporated †	1,626	171,868
Chipotle Mexican Grill Incorporated †	150	46,175
Compass Group plc	2,306	48,915
Domino’s Pizza Incorporated	1,814	360,170
Genting Singapore plc	25,845	22,292
H.I.S. Company Limited	617	19,465
Hilton Worldwide Holdings Incorporated	831	57,713
Ladbrokes Coral Group plc	12,610	20,632
Las Vegas Sands Corporation	975	62,556
McDonald’s Corporation (b)	1,979	310,070
Melco Crown Entertainment Limited ADR	2,986	72,022
OPAP SA	4,895	51,779
Royal Caribbean Cruises Limited	1,763	208,986
Tosho Company Limited	516	12,693
Wynn Resorts Limited	162	24,125

		1,489,461

Household Durables : 0.91%
Alpine Electronics Incorporated	1,271	23,121
Cairn Homes plc †	35,802	72,675
Casio Computer Company Limited	1,296	18,244
D.R. Horton Incorporated (b)	10,296	411,119
Electrolux AB Class B	1,600	54,336
Neinor Homes SA †	3,991	85,377
Sekisui Chemical Company Limited	1,530	30,104
Sony Corporation	405	15,066
Token Corporation	215	25,584

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Household Durables (continued)
Whirlpool Corporation	3,921	$723,189

		1,458,815

Internet & Direct Marketing Retail : 1.02%
Amazon.com Incorporated †(b)	557	535,472
Ctrip.com International Limited ADR †	2,277	120,089
Expedia Incorporated	101	14,538
JD.com Incorporated ADR †	8,179	312,438
Netflix Incorporated †	243	44,068
Qliro Group AB †	7,860	18,625
Start Today Company Limited	699	22,146
The Priceline Group Incorporated †	105	192,236
Wayfair Incorporated Class A †	5,412	364,769

		1,624,381

Media : 2.62%
Charter Communications Incorporated Class A †	1,358	493,524
CJ E&M Corporation	473	31,882
Comcast Corporation Class A (b)	24,646	948,378
DISH Network Corporation Class A †(b)	9,575	519,252
Grupo Televisa SA	6,465	31,863
Liberty Global plc Lilac Class A †	4,580	108,821
Liberty Media Corporation Class C †	8,751	366,404
M6 Metropole Television SA	470	10,868
Nippon Television Network Corporation	4,382	76,950
Septeni Holdings Company Limited	4,415	12,124
SES SA	5,585	122,183
Societe Television Francaise 1 SA	3,004	43,901
The Walt Disney Company	3,900	384,423
Time Warner Incorporated	8,149	834,865
TV Asahi Corporation	954	18,999
Wolters Kluwer NV	1,371	63,349
World Wrestling Entertainment Incorporated Class A	5,438	128,065

		4,195,851

Multiline Retail : 0.05%
Marks & Spencer Group plc	10,432	49,401
Ryohin Keikaku Company Limited	35	10,311
Seria Company Limited	253	14,052

		73,764

Specialty Retail : 1.90%
Aoyama Trading Company Limited	631	22,571
CarMax Incorporated †(b)	6,158	466,838
Ceconomy AG	1,722	20,277
Halfords Group plc	7,320	34,380
Hikari Tsushin Incorporated	180	22,555
Lowe’s Companies Incorporated	11,134	890,052
Nishimatsuya Chain Company Limited	1,380	15,440
Nitori Holdings Company Limited	179	25,595
O’Reilly Automotive Incorporated †	400	86,148
Shimamura Company Limited	196	23,515
The Home Depot Incorporated	7,581	1,239,949
The TJX Companies Incorporated	714	52,643
ULTA Beauty Incorporated †	577	130,437

		3,030,400

Textiles, Apparel & Luxury Goods : 0.20%
Coach Incorporated	620	24,974
Geox SpA	5,915	25,265
Global Brands Group Holding Limited †	147,860	14,196
Nike Incorporated Class B	3,442	178,468

2

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Seiren Company Limited	376	$6,927
Under Armour Incorporated Class C †	2,745	41,230
VF Corporation	426	27,081

		318,141

Consumer Staples : 3.09%

Beverages : 1.58%
Asahi Breweries Limited	744	30,124
Brown-Forman Corporation Class B	978	53,105
C&C Group plc	4,940	17,808
Constellation Brands Incorporated Class A (b)	2,595	517,573
Davide Campari-Milano SpA	73,219	531,341
Diageo plc	2,505	82,340
Heineken NV	1,058	104,600
Molson Coors Brewing Company Class B (b)	7,206	588,298
Monster Beverage Corporation †	7,499	414,320
PepsiCo Incorporated	611	68,084
The Coca-Cola Company	1,566	70,486
Vina Concha y Toro SA	7,739	12,938
Yantai Changyu Pioneer Wine Company Limited Class B	9,535	23,900

		2,514,917

Food & Staples Retailing : 0.63%
Casey’s General Stores Incorporated	3,765	412,079
Costco Wholesale Corporation	2,154	353,881
J Sainsbury plc	18,721	59,680
Metro AG †	1,722	36,400
The Kroger Company	1,565	31,394
Wal-Mart de Mexico SAB de CV	6,825	15,629
Walgreens Boots Alliance Incorporated	1,341	103,552

		1,012,615

Food Products : 0.36%
Campbell Soup Company	400	18,728
Chocoladefabriken Lindt & Sprungli AG	6	416,069
CJ Cheiljedang Corporation	136	42,094
Ezaki Glico Company Limited	450	23,755
Nestle SA	931	77,972

		578,618

Household Products : 0.09%
Colgate-Palmolive Company	813	59,227
Reckitt Benckiser Group plc	477	43,547
The Procter & Gamble Company	378	34,390

		137,164

Personal Products : 0.36%
Beiersdorf AG	2,139	230,132
Ci:Z Holdings Company Limited	568	20,014
Coty Incorporated Class A	2,618	43,276
Kose Corporation	53	6,071
Pola Orbis Holdings Incorporated	1,157	35,011
The Estee Lauder Companies Incorporated Class A	1,726	186,132
Unilever NV ADR	926	54,671

		575,307

Tobacco : 0.07%
British American Tobacco plc	1,324	82,889

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Tobacco (continued)
Japan Tobacco Incorporated	988	$32,382

		115,271

Energy : 1.72%

Energy Equipment & Services : 0.43%
Fugro NV †	1,764	24,946
Halliburton Company	5,580	256,848
Helmerich & Payne Incorporated	164	8,546
Hilong Holding Limited	70,370	10,720
Nabors Industries Limited	20,851	168,268
Precision Drilling Corporation †	56,456	175,555
Saipem SpA †	8,487	36,592

		681,475

Oil, Gas & Consumable Fuels : 1.29%
Anadarko Petroleum Corporation	7,387	360,855
BP plc	23,690	151,517
Canadian Natural Resources Limited	565	18,922
Cimarex Energy Company	240	27,281
Concho Resources Incorporated †	192	25,290
ConocoPhillips	1,300	65,065
Diamondback Energy Incorporated †	83	8,131
Eni SpA	6,522	107,917
EOG Resources Incorporated	1,071	103,609
Hess Corporation	390	18,287
Imperial Oil Limited	1,502	47,982
Laredo Petroleum Incorporated †	1,300	16,809
Parsley Energy Incorporated Class A †(b)	30,499	803,344
Pioneer Natural Resources Company	128	18,885
Royal Dutch Shell plc Class B	3,041	93,499
Southwestern Energy Company †	1,120	6,843
Statoil ASA	1,289	25,782
Total SA	2,578	138,468
WPX Energy Incorporated †	2,214	25,461

		2,063,947

Financials : 4.70%

Banks : 2.51%
Banca Popolare dell’Emilia Romagna Scarl	7,407	44,297
Banco Santander Central Hispano SA	10,304	71,937
Bank of America Corporation (b)	26,692	676,375
Bank of Ireland Group plc †	19,983	163,672
Bank of Nova Scotia	831	53,392
Bank of the Ozarks Incorporated	3,116	149,724
BNP Paribas SA	2,799	225,781
CaixaBank SA	25,884	129,711
Citigroup Incorporated	12,007	873,389
Citizens Financial Group Incorporated	869	32,909
FinecoBank SpA	3,685	32,665
HDFC Bank Limited ADR	493	47,510
HSBC Holdings plc	18,544	183,162
ICICI Bank Limited ADR	8,609	73,693
ING Groep NV	4,129	76,129
JPMorgan Chase & Company (b)	4,745	453,195
Mitsubishi UFJ Financial Group Incorporated	16,572	107,613
OTP Bank plc	971	36,432
PNC Financial Services Group Incorporated	932	125,606
Sberbank of Russia (a)	11,047	36,760
Societe Generale SA	1,345	78,744
Standard Chartered plc †	6,253	62,139
State Bank of India	789	30,298
Sumitomo Mitsui Trust Holdings Incorporated	661	23,855
The San-in Godo Bank Limited	2,232	19,340

4

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value

Banks (continued)
UniCredit SpA	3,979	$84,744
Western Alliance Bancorp †	2,355	125,003

		4,018,075

Capital Markets : 1.08%
Affiliated Managers Group Incorporated (b)	3,781	717,748
ANIMA Holding SpA 144A	9,506	76,736
GAM Holding AG	2,834	43,899
Ichiyoshi Securities Company Limited	3,025	29,652
Julius Baer Group Limited	1,611	95,327
Moody’s Corporation	2,281	317,538
OM Asset Management plc	15,435	230,290
Schroders plc	588	26,435
UBS Group AG	11,427	195,298

		1,732,923

Consumer Finance : 0.02%
Synchrony Financial	801	24,871

Diversified Financial Services : 0.43%
Amundi SA	1,164	96,741
Berkshire Hathaway Incorporated Class B †(b)	3,188	584,424

		681,165

Insurance : 0.65%
Ageas NV	1,488	69,925
AIA Group Limited	3,355	24,739
American International Group Incorporated	1,206	74,036
Assicurazioni Generali SpA	3,922	73,054
Brighthouse Financial Incorporated †	101	6,141
Chubb Limited	537	76,549
Coface SA	3,284	35,282
MetLife Incorporated	1,116	57,976
MS&AD Insurance Group Holdings Incorporated	1,267	40,794
QBE Insurance Group Limited	4,270	33,527
Sony Financial Holdings Incorporated	1,595	26,166
Storebrand ASA	5,209	44,212
T&D Holdings Incorporated	2,343	34,013
Tokio Marine Holdings Incorporated	1,158	45,301
W.R. Berkley Corporation	3,720	248,273
Willis Towers Watson plc	398	61,384
XL Group Limited	910	35,900
Zurich Insurance Group AG	160	48,809

		1,036,081

Thrifts & Mortgage Finance : 0.01%
Genworth Mortgage Insurance	6,394	13,993

Health Care : 4.89%

Biotechnology : 0.10%
Alder Biopharmaceuticals Incorporated †	543	6,652
Biogen Incorporated	88	27,555
Exact Sciences Corporation †	679	31,994
Incyte Corporation †	132	15,410
Ionis Pharmaceuticals Incorporated †	557	28,240
PeptiDream Incorporated †	199	6,137
Regeneron Pharmaceuticals Incorporated †	45	20,120
Tesaro Incorporated †	261	33,695

		169,803

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Health Care Equipment & Supplies : 2.85%
Align Technology Incorporated †	227	$42,283
Becton Dickinson & Company	7,158	1,402,610
Boston Scientific Corporation †(b)	17,174	500,966
C.R. Bard Incorporated (b)	5,325	1,706,663
Dentsply Sirona Incorporated	5,730	342,711
Haemonetics Corporation †	1,637	73,452
Hologic Incorporated †	1,444	52,980
IDEXX Laboratories Incorporated †	1,385	215,354
Insulet Corporation †	1,342	73,917
Medtronic plc	904	70,304
Nipro Corporation	370	5,097
Shandong Weigao Group Medical Polymer Company Limited H Shares	33,335	23,599
Steris plc	490	43,316

		4,553,252

Health Care Providers & Services : 0.96%
BML incorporated	1,383	29,583
Cardinal Health Incorporated	872	58,354
Envision Healthcare Corporation †	547	24,588
McKesson Corporation	672	103,226
Medipal Holdings Corporation	1,118	19,414
UnitedHealth Group Incorporated (b)	3,933	770,278
Universal Health Services Incorporated Class B (b)	4,718	523,415

		1,528,858

Health Care Technology : 0.02%
Agfa-Gevaert NV †	5,881	28,053

Life Sciences Tools & Services : 0.18%
Mettler-Toledo International Incorporated †	458	286,781

Pharmaceuticals : 0.78%
Allergan plc	1,534	314,393
Almirall SA	1,755	17,859
AstraZeneca plc	3,271	217,184
AstraZeneca plc ADR	1,442	48,855
Bristol-Myers Squibb Company	3,367	214,613
Johnson & Johnson	538	69,945
Merck & Company Incorporated	1,138	72,866
Mylan NV †	1,180	37,017
Novartis AG	1,711	146,478
Ono Pharmaceutical Company Limited	2,308	52,293
Roche Holding AG	218	55,651

		1,247,154

Industrials : 6.57%

Aerospace & Defense : 1.62%
Airbus Group NV	13,500	1,282,994
Cobham plc	61,933	120,917
HEICO Corporation	1,147	103,012
Leonardo-Finmeccanica SpA	5,104	95,614
Lockheed Martin Corporation	993	308,118
Qinetiq Group plc	20,259	67,026
Rockwell Collins Incorporated	3,583	468,334
Ultra Electronics Holdings plc	4,023	96,927
United Technologies Corporation	401	46,548

		2,589,490

Air Freight & Logistics : 1.11%
Correios de Portugal SA	5,420	32,657
FedEx Corporation	7,052	1,590,791
Konoike Transport Company Liminted	438	6,672
PostNL NV	12,791	55,089

6

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value

Air Freight & Logistics (continued)
United Parcel Service Incorporated Class B	751	$90,188

		1,775,397

Airlines : 0.08%
Air New Zealand Limited	6,283	15,294
Deutsche Lufthansa AG	718	19,951
Japan Airlines Company Limited	1,775	60,068
SAS AB †	11,377	36,457

		131,770

Building Products : 0.53%
Assa Abloy AB Class B	1,941	44,325
Compagnie de Saint-Gobain SA	4,517	269,174
Fortune Brands Home & Security Incorporated	6,624	445,332
Noritz Corporation	823	14,789
Sanwa Holdings Corporation	5,885	67,519

		841,139

Commercial Services & Supplies : 0.48%
Aeon Delight Company Limited	654	24,556
Atento SA †	2,050	23,780
KAR Auction Services Incorporated (b)	5,518	263,429
Nippon Kanzai Company Limited	985	17,516
Pitney Bowes Incorporated (b)	29,173	408,714
Steelcase Incorporated Class A	2,305	35,497

		773,492

Construction & Engineering : 0.19%
Hazama Ando Corporation	9,229	64,548
JGC Corporation	1,667	26,977
Kinden Corporation	1,338	21,546
Nippo Corporation	1,162	24,856
Taisei Corporation	546	28,639
Toshiba Plant Systems & Services Corporation	1,149	19,319
Vinci SA	1,163	110,514

		296,399

Electrical Equipment : 0.29%
Denyo Company Limited	1,010	17,889
Eaton Corporation plc	199	15,281
Legrand SA	1,182	85,329
Mitsubishi Electric Corporation	2,522	39,402
Nidec Corporation	111	13,633
Rockwell Automation Incorporated	1,180	210,288
Schneider Electric SE	537	46,732
Zumtobel Group AG	1,816	31,551

		460,105

Industrial Conglomerates : 0.12%
Honeywell International Incorporated	262	37,136
Koninklijke Philips NV	507	20,931
Rheinmetall AG	1,180	132,993

		191,060

Machinery : 0.77%
Alstom SA	4,126	175,238
FANUC Corporation	200	40,507
Harmonic Drive Systems Incorporated	519	26,798
Hino Motors Limited	2,494	30,498

7

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Machinery (continued)
Komatsu Limited	1,152	$32,771
Makita Corporation	325	13,098
Mitsubishi Heavy Industries Limited	635	25,087
SMC Corporation	79	27,865
Tadano Limited	1,051	12,282
Takuma Company Limited	2,144	26,065
The Middleby Corporation †	253	32,427
The Timken Company	6,277	304,748
Toshiba Machine Company Limited	3,307	18,045
Xylem Incorporated	7,442	466,092

		1,231,521

Marine : 0.04%
DS Norden AS †	1,653	35,311
Kuehne & Nagel International AG	179	33,144

		68,455

Professional Services : 0.17%
Adecco SA	563	43,838
Bureau Veritas SA	1,814	46,814
Experian Group Limited plc	1,467	29,467
Hays plc	18,931	48,046
Nomura Company Limited	330	7,311
Persol Holdings Company Limited	809	18,858
SThree plc	1,927	9,083
TechnoPro Holdings Incorporated	483	22,878
TransUnion †	827	39,084

		265,379

Road & Rail : 1.03%
Canadian National Railway Company	857	71,005
CSX Corporation (b)	4,679	253,883
DSV AS	954	72,168
Genesee & Wyoming Incorporated Class A †	483	35,747
Go-Ahead Group plc	1,778	40,574
Hitachi Transport System Limited	640	14,811
J.B. Hunt Transport Services Incorporated	237	26,326
Knight-Swift Transportation Holdings Incorporated	622	25,844
Old Dominion Freight Line Incorporated	3,013	331,761
Sankyu Incorporated	220	9,315
Union Pacific Corporation (b)	6,581	763,198

		1,644,632

Trading Companies & Distributors : 0.13%
Brenntag AG	491	27,341
Fastenal Company	698	31,815
Itochu Corporation	3,206	52,510
Rexel SA	2,820	48,795
SIG plc	19,527	46,550

		207,011

Transportation Infrastructure : 0.01%
Hamburger Hafen und Logistik AG	722	22,741

Information Technology : 10.69%

Communications Equipment : 0.83%
Acacia Communications Incorporated †	542	25,528
Juniper Networks Incorporated (b)	16,814	467,934
Nokia Oyj	17,162	103,042
Palo Alto Networks Incorporated †(b)	4,675	673,667

8

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value

Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson Class B	9,005	$51,709

		1,321,880

Electronic Equipment, Instruments & Components : 0.22%
Ai Holdings Corporation	388	9,689
Amano Corporation	506	11,975
Flex Limited †	7,852	130,108
Hitachi High Technologies Corporation	890	32,270
Hosiden Corporation	883	14,392
Keysight Technologies Incorporated †	800	33,328
Murata Manufacturing Company Limited	42	6,174
Siix Corporation	283	12,449
Sunny Optical Technology Company Limited	2,045	32,514
WPG Holdings Company Limited	14,225	18,928
Yaskawa Electric Corporation	297	9,410
Zebra Technologies Corporation Class A †	452	49,078

		360,315

Internet Software & Services : 2.92%
Alibaba Group Holding Limited ADR †	5,768	996,191
Alphabet Incorporated Class A †	434	422,594
Alphabet Incorporated Class C †(b)	1,440	1,381,119
Altaba Incorporated †	11,466	759,508
CoStar Group Incorporated †	232	62,234
DeNA Company Limited	1,044	23,399
Facebook Incorporated Class A †	4,484	766,181
GoDaddy Incorporated Class A †	915	39,812
Mimecast Limited †	1,088	30,921
SMS Company Limited	351	11,183
Tencent Holdings Limited	1,349	58,059
Weibo Corporation ADR †	269	26,615
Yandex NV Class A †	2,829	93,216

		4,671,032

IT Services : 2.02%
Accenture plc Class A	580	78,341
Alliance Data Systems Corporation	143	31,682
Amdocs Limited	350	22,512
Automatic Data Processing Incorporated	392	42,853
Capgemini SA	311	36,448
Cerved Information Solutions SpA	7,298	86,255
Cognizant Technology Solutions Corporation Class A (b)	13,323	966,451
Convergys Corporation	4,718	122,149
DST Systems Incorporated	1,731	94,997
DTS Corporation	738	20,233
Gartner Incorporated †	1,626	202,291
Genpact Limited	705	20,269
GMO Payment Gateway Incorporated	417	26,089
MasterCard Incorporated Class A	4,851	684,961
SCSK Corporation	221	9,378
Sopra Steria Group	170	31,555
Visa Incorporated Class A (b)	7,077	744,784

		3,221,248

Semiconductors & Semiconductor Equipment : 0.92%
Advanced Micro Devices Incorporated †(b)	37,057	472,477
Broadcom Limited (b)	1,394	338,101
Intel Corporation	11,686	445,003
Micron Technology Incorporated †	524	20,609
QUALCOMM Incorporated	2,003	103,836
Renesas Electronics Corporation †	1,339	14,589
Silicon Motion Technology Corporation ADR	561	26,945
Tokyo Electron Limited	170	26,106

9

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Tokyo Seimitsu Company Limited	725	$25,675

		1,473,341

Software : 2.85%
Autodesk Incorporated †	1,762	197,802
Microsoft Corporation	16,951	1,262,681
Miroku Jyoho Service Company Limited	572	13,288
Nexon Company Limited †	2,272	59,281
Nintendo Company Limited	255	94,182
Nippon System Development Company Limited	948	17,583
Nuance Communications Incorporated †	45,627	717,256
Red Hat Incorporated †	2,093	232,030
Salesforce.com Incorporated †(b)	11,581	1,081,897
ServiceNow Incorporated †	523	61,468
Splunk Incorporated †	137	9,101
Symantec Corporation	12,238	401,529
The Descartes Systems Group Incorporated †	1,194	32,564
Verint Systems Incorporated †(b)	6,469	270,727
Workday Incorporated Class A †	979	103,177

		4,554,566

Technology Hardware, Storage & Peripherals : 0.93%
Catcher Technology Company Limited	1,845	17,188
HP Incorporated (b)	20,275	404,689
NetApp Incorporated	21,233	929,156
Samsung Electronics Company Limited	40	89,545
Seiko Epson Corporation	247	5,977
Western Digital Corporation	405	34,992

		1,481,547

Materials : 4.32%

Chemicals : 2.65%
Adeka Corporation	1,263	23,032
Celanese Corporation Series A	384	40,040
Daicel Corporation	2,775	33,441
Fujimi Incorporated	641	14,931
Ingevity Corporation †	7,557	472,086
JSR Corporation	1,289	24,491
Nissan Chemical Industries Limited	273	9,607
Platform Specialty Products Corporation †	3,347	37,319
PPG Industries Incorporated	2,431	264,153
Praxair Incorporated	2,140	299,044
Sanyo Chemical Industries Limited	470	27,358
Sumitomo Chemical Company Limited	4,550	28,426
The Sherwin-Williams Company	8,280	2,964,571

		4,238,499

Construction Materials : 0.79%
Buzzi Unicem SpA	1,303	35,174
CRH plc	1,918	73,164
CRH plc - London Exchange	3,237	123,057
Ibstock plc	12,763	38,942
LafargeHolcim Limited - BATS Exchange	3,055	178,565
Martin Marietta Materials Incorporated	3,188	657,461
Sumitomo Osaka Cement Company	8,120	35,937
Taiheiyo Cement Corporation	825	31,856
Vicat SA	446	34,031
Wienerberger AG	2,291	56,023

		1,264,210

10

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value

Containers & Packaging : 0.66%
Ball Corporation	19,489	$804,896
BillerudKorsnas AB	1,454	24,635
International Paper Company	531	30,171
Packaging Corporation of America	247	28,326
RPC Group plc	3,483	46,229
Smurfit Kappa Group plc	2,118	66,337
WestRock Company	852	48,334

		1,048,928

Metals & Mining : 0.20%
Acacia Mining plc	4,986	12,982
Anglo American plc	2,711	48,661
First Quantum Minerals Limited	3,729	41,870
Glencore International plc	5,987	27,437
Klondex Mines Limited †	7,498	27,342
Petra Diamonds Limited †	9,638	10,849
Randgold Resources Limited ADR	196	19,141
Reliance Steel & Aluminum Company	626	47,682
Salzgitter AG	976	44,273
Southern Copper Corporation	535	21,272
Teck Resources Limited Class B	200	4,218
Yamato Kogyo Company Limited	856	23,164

		328,891

Paper & Forest Products : 0.02%
Kapstone Paper & Packaging Corporation	1,443	31,010

Real Estate : 0.48%

Equity REITs : 0.33%
American Tower Corporation	475	64,923
Axiare Patrimonio SOCIMI SA	948	19,372
Equinix Incorporated	102	45,523
Grivalia Properties Real Estate Investment Company	5,505	56,605
Hibernia REIT plc	44,240	79,738
Host Hotels & Resorts Incorporated	1,461	27,014
Irish Residential Properties REIT plc	20,215	35,241
LaSalle Logiport REIT	34	33,116
National Storage REIT NPV	26,401	30,960
Public Storage Incorporated	409	87,522
Simon Property Group Incorporated	129	20,770
STORE Capital Corporation	1,046	26,014

		526,798

Real Estate Management & Development : 0.15%
BR Malls Participacoes SA	6,343	28,179
Corporacion Inmobiliaria Vesta SAB de CV	21,040	29,971
Daito Trust Construction Company Limited	147	26,781
Daiwa House Industry Company Limited	1,250	43,157
LEG Immobilien AG	454	45,926
Realogy Holdings Corporation	2,129	70,151

		244,165

Telecommunication Services : 1.42%

Diversified Telecommunication Services : 0.85%
BT Group plc	37,885	144,124
Cellnex Telecom SA 144A	17,301	395,874
Consolidated Communications Holdings Incorporated	2,525	48,177
Hellenic Telecommunications Organization SA	5,655	68,374
Nippon Telegraph & Telephone Corporation	3,055	140,010

11

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name			Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Incorporated			11,471	$567,700

				1,364,259

Wireless Telecommunication Services : 0.57%
KDDI Corporation			4,332	114,224
Orange Belgium SA			1,243	28,736
Play Communications SA †			16,374	166,387
SoftBank Group Corporation			330	26,640
Sprint Corporation †			2,375	18,478
VEON Limited ADR			130,855	546,974

				901,439

Utilities : 0.35%

Electric Utilities : 0.08%
Iberdrola SA			8,381	65,099
Power Assets Holdings Limited			7,085	61,358

				126,457

Gas Utilities : 0.01%
Infraestructura Energetica Nova SAB de CV			3,200	17,919

Independent Power & Renewable Electricity Producers : 0.02%
China Longyuan Power Group Corporation H Shares			40,300	30,025

Multi-Utilities : 0.24%
Centrica plc			23,036	57,724
E.ON SE			10,534	119,223
Engie SA			3,243	55,079
National Grid plc			4,973	61,614
RWE AG			1,697	38,533
Veolia Environnement SA			1,965	45,404

				377,577

Total Common Stocks (Cost $60,628,737)				74,592,201

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 0.67%

Financials : 0.67%

Insurance : 0.67%
Ambac Assurance Corporation 144A	5.10%	6-7-2020	$828,226	1,066,341

Total Corporate Bonds and Notes (Cost $911,989)				1,066,341

			Shares

Exchange-Traded Funds : 0.03%
iShares Core MSCI Europe ETF			830	41,234
TOPIX ETF			770	11,784

Total Exchange-Traded Funds (Cost $51,729)				53,018

Investment Companies : 1.80%

Alternative Investment Funds : 1.80%
AQR Managed Futures Strategy Fund Class I			326,654	2,874,557

Total Investment Companies (Cost $3,223,974)				2,874,557

12

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities : 16.75%
Ace Securities Corporation Series 2004-SD1 Class M3 (1 Month LIBOR +4.13%) ±	5.36%	11-25-2033	$475,000	$464,872
Ace Securities Corporation Series 2006-ASP4 Class A2C (1 Month LIBOR +0.16%) ±	1.40	8-25-2036	652,642	627,133
American Home Mortgage Investment Series 2005-1 Class 7A2 (6 Month LIBOR +2.00%) ±	3.46	6-25-2045	455,645	459,664
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1 (1 Month LIBOR +1.20%) ±	2.44	10-25-2032	317,939	274,306
Banc of America Alternative Loan Trust Series 2006-3 Class 3A5	6.00	4-25-2036	337,462	314,900
Banc of America Alternative Loan Trust Series 2007-1 Class 3A11 (1 Month LIBOR +0.60%) ±	1.83	4-25-2037	1,198,301	882,663
Banc of America Funding Corporation Series 2005-F Class 6A2 ±±	3.61	9-20-2035	397,447	382,809
Bear Stearns Alternative A-paper Trust Series 2004-12 Class 2A4 ±±	3.36	1-25-2035	512,406	481,132
Bear Stearns Asset-Backed Securities Trust Series 2001-3 Class A1 (1 Month LIBOR +0.45%) ±	2.13	10-27-2032	731,349	705,660
Bear Stearns Mortgage Funding Trust Series 2006-AR3 Class 2A1 (1 Month LIBOR +0.20%) ±	1.43	11-25-2036	240,545	220,942
Citicorp Mortgage Securities Incorporated Series 2005-7 Class 3A1	5.00	10-25-2035	42,264	42,195
Citigroup Mortgage Loan Trust Incorporated Series 2007-10 Class 2A3A ±±	3.81	9-25-2037	1,032,093	984,401
Citigroup Mortgage Loan Trust Incorporated Series 2010-4 Class 3A6 144A±±	6.25	11-25-2037	289,544	236,681
Citimortgage Alternative Loan Trust Series 2007-A5 Class 1A12 ¤	0.00	5-25-2037	1,071,598	718,989
Countrywide Alternative Loan Trust Series 2004-34T1 Class A1	5.50	2-25-2035	630,716	632,823
Countrywide Alternative Loan Trust Series 2007-8CB Class A1	5.50	5-25-2037	258,786	224,791
Countrywide Asset-Backed Certificates Series 2002-6 Class M1 (1 Month LIBOR +1.65%) ±	2.88	2-25-2033	334,128	318,238
Countrywide Asset-Backed Certificates Series 2003-5 Class MF3 ±±	5.26	9-25-2033	575,080	559,021
Countrywide Home Loans Series 2005-6 Class 2A1	5.50	4-25-2035	60,584	59,385
Countrywide Home Loans Series 2005-HYB1 Class 3A1 ±±	3.29	3-25-2035	321,377	315,820
Credit Based Asset Servicing and Securitization Series 2004-RP1 Class M2 (1 Month LIBOR +1.65%) ±144A	2.93	5-25-2050	734,669	729,902
Credit Suisse First Boston Mortgage Securities Series 2005-2 Class 5A7	6.00	3-25-2035	460,144	456,120
Deutsche Mortgage Securities Incorporated Series 2004-2 Class M1	5.59	1-25-2034	101,658	94,256
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF6 Class M2 (1 Month LIBOR +1.88%) ±	3.11	7-25-2034	361,462	315,514
First Horizon Mortgage Pass-Through Trust Series 2006-AR2 Class AM ±±	3.46	8-25-2036	107,930	103,080
GSR Mortgage Loan Trust Series 2004-8F Class B1 ±±	6.01	9-25-2034	971,179	965,474
GSR Mortgage Loan Trust Series 2005-AR4 Class 3A5 ±±	3.38	7-25-2035	588,538	568,620
HarborView Mortgage Loan Trust Series 2004-1 Class 1A (1 Month LIBOR +0.60%) ±	1.84	4-19-2034	993,307	916,638
HarborView Mortgage Loan Trust Series 2004-10 Class 3A1B ±±	3.69	1-19-2035	804,904	781,292
Impac CMB Trust Series 2005-1 Class 2A2 (1 Month LIBOR +0.62%) ±	1.85	4-25-2035	401,205	377,601
Impac CMB Trust Series 2005-4 Class 2M2 (1 Month LIBOR +1.13%) ±	2.36	5-25-2035	67,734	62,178
IndyMac INDX Mortgage Loan Trust Series 2004-AR13 Class 2A3 ±±	3.08	1-25-2035	295,410	268,632
JP Morgan Mortgage Trust Series 2005-ALT1 Class 1A1 (1 Month LIBOR +0.30%) ±	1.53	10-25-2035	324,474	279,096
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 5A1 ±±	2.97	12-25-2033	181,332	176,409
MASTR Adjustable Rate Mortgages Trust Series 2005-6 Class 5A1 ±±	3.24	7-25-2035	485,802	442,688
Merrill Lynch Mortgage Investors Trust Series 2004-SL2 Class B2 (1 Month LIBOR +2.70%) ±	3.94	6-25-2035	356,486	355,800
MLCC Mortgage Investors Incorporated Series 2003-E Class B1 (1 Month LIBOR +0.90%) ±	2.14	10-25-2028	653,063	594,087
MLCC Mortgage Investors Incorporated Series 2004-C Class B1 (1 Month LIBOR +0.74%) ±	1.97	7-25-2029	319,491	293,845
MLCC Mortgage Investors Incorporated Series 2004-F Class B1 ±±	2.80	12-25-2029	653,653	614,466
Morgan Stanley Capital Incorporated Series 2004-HE1 Class M3 (1 Month LIBOR +2.18%) ±	3.41	1-25-2034	1,031,250	996,279
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2 ±±	3.42	10-25-2034	98,029	97,821
Morgan Stanley Re-Remic Trust Series 2014-R4 Class 4B1 144A±±	3.22	11-21-2035	933,553	921,509
MortgageIT Trust Series 2005-2 Class 1B1 (1 Month LIBOR +1.43%) ±	2.66	5-25-2035	219,872	212,072
MortgageIT Trust Series 2005-2 Class 1M2 (1 Month LIBOR +0.81%) ±	2.04	5-25-2035	183,227	174,005
Nomura Asset Acceptance Corporation Series 2005-AR5 Class 2A1 ±±	3.38	10-25-2035	277,465	273,346

13

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Opteum Mortgage Acceptance Corporation Series 2005-5 Class 2AD2 ±±	5.85%	12-25-2035	$461,529	$470,892
RBSSP Resecuritization Trust Series 2009-6 Class 17A3 144A±±	6.00	6-26-2037	842,566	700,403
Residential Asset Mortgage Products Incorporated Series 2004-RS2 Class MI1	5.59	2-25-2034	392,373	393,540
Rockwall CDO Series 2007-1A Class B2L (3 Month LIBOR +4.25%) ±144A	5.56	8-1-2024	971,444	962,604
Sequoia Mortgage Trust Series 2007-4 Class 4A1 ±±	3.52	7-20-2047	777,255	698,913
Structured Adjustable Rate Mortgage Loan Trust Series 2004-20 Class 1A3 ±±	3.34	1-25-2035	753,844	748,854
Structured Asset Securities Corporation Series 2003-34A Class 6A ±±	3.54	11-25-2033	293,901	290,922
Structured Asset Securities Corporation Series 2006-3H Class PO ¤	0.00	12-25-2035	547,192	381,313
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-1 Class 1A1 ±±	3.50	2-25-2037	296,155	255,613
Washington Mutual Mortgage Pass-Through Trust Series 2006-5 Class 1A3	6.00	7-25-2036	126,518	113,196
Wells Fargo Home Equity Trust Series 2005-1 Class M10 (1 Month LIBOR +3.75%) ±(l)	4.99	4-25-2035	307,841	309,253
Wells Fargo Mortgage-Backed Securities Trust Series 2003-N Class 2A3 ±±(l)	2.99	12-25-2033	907,822	903,241
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16 Class 6A2 ±±(l)	3.45	10-25-2035	497,261	496,705
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11 Class A6 ±±(l)	3.48	8-25-2036	73,631	70,263

Total Non-Agency Mortgage-Backed Securities (Cost $26,734,503)				26,772,867

		Expiration date	Shares

Participation Notes : 1.62%

Financials : 1.26%

Banks : 1.26%
HSBC Bank plc (Alinma AB) †(a)		1-2-2022	252,634	1,176,906
Morgan Stanley BV (Al-Rajhi Bank) †(a)		2-7-2018	47,749	839,341

				2,016,247

Materials : 0.36%

Chemicals : 0.36%
Merrill Lynch International & Company CV (Saudi Basic Industries Corporation) †(a)		2-12-2020	20,665	566,592

Total Participation Notes (Cost $2,267,816)				2,582,839

	Dividend yield

Preferred Stocks : 0.16%

Consumer Discretionary : 0.08%

Automobiles : 0.08%
Volkswagen AG	1.37%		729	118,902

Financials : 0.04%

Banks : 0.04%
Itau Unibanco Holding SA	3.16		4,450	60,909

Industrials : 0.03%

Transportation Infrastructure : 0.03%
Uber Technologies Incorporated †(a)‡	0.00		1,216	50,411

14

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name			Dividend yield		Shares	Value

Utilities : 0.01%

Water Utilities : 0.01%
Companhia de Saneamento do Parana			5.72%		6,500	$22,206

Total Preferred Stocks (Cost $206,959)						252,428

	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date

Purchased Call Options : 0.01%
Salesforce.com Incorporated	Morgan Stanley	25	$14,031	$93	11-17-2017	9,000

Total Purchased Call Options (Cost $14,031)						9,000

Purchased Put Options : 0.10%
AT&T Incorporated	Morgan Stanley	76	10,339	35	02-19-2018	3,268
S&P 500 Index	Morgan Stanley	13	92,340	2,150	06-15-2018	40,976
S&P 500 Index	Morgan Stanley	6	51,438	2,175	03-16-2018	11,167
S&P 500 Index	Morgan Stanley	17	46,513	2,275	12-15-2017	13,600
S&P 500 Index	Merrill Lynch	12	99,913	2,325	09-21-2018	92,944

Total Purchased Put Options (Cost $300,542)						161,955

			Yield		Shares

Short-Term Investments : 23.48%

Investment Companies : 22.09%
Wells Fargo Government Money Market Fund Select Class (l)(u)			0.92%		35,292,994	35,292,994

				Maturity date	Principal

U.S. Treasury Securities : 1.39%
U.S. Treasury Bill #(z)			1.05	12-7-2017	$2,235,000	2,230,964

Total Short-Term Investments (Cost $37,523,573)						37,523,958

					Shares

Securities Sold Short: (15.79%)

Common Stocks : (8.64%)

Consumer Discretionary : (0.94%)

Automobiles : (0.05%)
Tesla Motors Incorporated †					(229)	(78,112)

Hotels, Restaurants & Leisure : (0.08%)
Aramark Corporation					(965)	(39,189)
Domino’s Pizza Incorporated					(474)	(94,113)

						(133,302)

Internet & Direct Marketing Retail : (0.08%)
Netflix Incorporated †					(761)	(138,007)

Media : (0.09%)
Omnicom Group Incorporated					(1,889)	(139,918)

Multiline Retail : (0.19%)
Kohl’s Corporation					(3,336)	(152,288)
Target Corporation					(2,502)	(147,643)

						(299,931)

Specialty Retail : (0.26%)
Advance Auto Parts Incorporated					(1,112)	(110,310)

15

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name	Shares	Value

Specialty Retail (continued)
Best Buy Company Incorporated	(2,342)	$(133,400)
The Gap Incorporated	(5,698)	(168,262)

		(411,972)

Textiles, Apparel & Luxury Goods : (0.19%)
Nike Incorporated Class B	(1,433)	(74,301)
The Swatch Group AG	(556)	(231,277)

		(305,578)

Consumer Staples : (1.29%)

Beverages : (0.18%)
Constellation Brands Incorporated Class A	(1,443)	(287,806)

Food & Staples Retailing : (0.19%)
Wal-Mart Stores Incorporated	(3,764)	(294,119)

Food Products : (0.37%)
Conagra Brands Incorporated	(118)	(3,981)
Hormel Foods Corporation	(12,112)	(389,280)
The Kraft Heinz Company	(2,629)	(203,879)

		(597,140)

Household Products : (0.55%)
Kimberly-Clark Corporation	(2,375)	(279,490)
The Procter & Gamble Company	(6,607)	(601,105)

		(880,595)

Energy : (0.75%)

Oil, Gas & Consumable Fuels : (0.75%)
Conocophillips	(13,251)	(663,213)
Occidental Petroleum Corporation	(8,228)	(528,320)

		(1,191,533)

Health Care : (0.20%)

Health Care Equipment & Supplies : (0.20%)
Becton Dickinson & Company	(1,596)	(312,736)

Health Care Technology : 0.00%
Veeva Systems Incorporated Class A †	(136)	(7,672)

Industrials : (0.59%)

Trading Companies & Distributors : (0.59%)
Fastenal Company	(8,279)	(377,357)
HD Supply Holdings Incorporated †	(6,146)	(221,686)
W.W. Grainger Incorporated	(1,927)	(346,378)

		(945,421)

Information Technology : (3.65%)

Communications Equipment : (0.47%)
Arista Networks Incorporated †	(455)	(86,273)
F5 Networks Incorporated †	(5,518)	(665,250)

		(751,523)

Electronic Equipment, Instruments & Components : (0.94%)
Amphenol Corporation Class A	(3,904)	(330,435)

16

Wells Fargo Alternative Strategies Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CDW Corporation	(5,375)	$(354,750)
Corning Incorporated	(27,138)	(811,969)

		(1,497,154)

IT Services : (1.49%)
Accenture plc Class A	(9,093)	(1,228,192)
Gartner Incorporated †	(841)	(104,629)
Infosys Limited ADR	(28,356)	(413,714)
International Business Machines Corporation	(2,417)	(350,658)
Square Incorporated Class A †	(6,323)	(182,166)
The Western Union Company	(5,620)	(107,904)

		(2,387,263)

Semiconductors & Semiconductor Equipment : (0.27%)
Intel Corporation	(11,558)	(440,129)

Software : (0.47%)
Computer Associates International Incorporated	(4,345)	(145,036)
Electronic Arts Incorporated †	(2,101)	(248,044)
ServiceNow Incorporated †	(1,450)	(170,419)
Take-Two Interactive Software Incorporated †	(113)	(11,552)
Workday Incorporated Class A †	(1,647)	(173,577)

		(748,628)

Technology Hardware, Storage & Peripherals : (0.01%)
NetApp Incorporated	(185)	(8,096)
Seagate Technology plc	(11)	(365)

		(8,461)

Materials : (0.44%)

Chemicals : (0.15%)
CF Industries Holdings Incorporated	(6,974)	(245,206)

Metals & Mining : (0.29%)
Vale SA ADR	(45,955)	(462,767)

Real Estate : (0.66%)

Equity REITs : (0.66%)
Digital Realty Trust Incorporated	(1,878)	(222,224)
Equinix Incorporated	(494)	(220,472)
Host Hotels & Resorts Incorporated	(4,384)	(81,060)
Iron Mountain Incorporated	(7,847)	(305,248)
Public Storage Incorporated	(1,058)	(226,401)

		(1,055,405)

Telecommunication Services : (0.12%)

Diversified Telecommunication Services : (0.12%)
AT&T Incorporated	(4,843)	(189,700)

Total Common Stocks - Securities Sold Short (Proceeds $(13,239,562))		(13,810,078)

Exchange-Traded Funds : (7.15%)
Consumer Discretionary Select Sector SPDR Fund	(4,538)	(408,783)
Consumer Staples Select Sector SPDR Fund	(15,759)	(850,670)
Health Care Select Sector SPDR Fund	(3,259)	(266,358)
Industrial Select Sector SPDR Fund	(4,458)	(316,518)
SPDR S&P 500	(33,198)	(8,340,334)

17

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Alternative Strategies Fund

Security name		Shares	Value

Exchange-Traded Funds (continued)
Technology Select Sector SPDR Fund		(20,873)	$(1,233,594)

Total Exchange-Traded Funds - Securities Sold Short (Proceeds $ (10,765,917))			(11,416,257)

Total Securities Sold Short (Proceeds $(24,005,479))			(25,226,335)

Total investments in securities (excluding securities sold short) (Cost $131,863,853)	91.30%		145,889,164
Total securities sold short (Proceeds $(24,005,479))	(15.79%)		(25,226,335)
Other assets and liabilities, net	24.49		39,134,065

Total net assets	100.00%		$159,796,894

†	Non-income-earning security
(b)	All or a portion of this security is segregated as collateral for securities sold short.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
‡	Security is valued using significant unobservable inputs.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

ADR	American depositary receipt
CDO	Collateralized debt obligation
ETF	Exchange-traded fund
LIBOR	London Interbank Offered Rate
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

18

Written Options

Description	Counterparty¤¤	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Put
S&P 500 Index	Morgan Stanley	9	$1,845,000	$2,050	12/15/2017	$(2,097)
S&P 500 Index	Morgan Stanley	6	1,170,000	1,950	3/16/2018	(4,590)
S&P 500 Index	Morgan Stanley	13	2,502,500	1,925	6/15/2018	(18,980)
S&P 500 Index	Merrill Lynch	12	2,490,000	2,075	9/21/2018	(45,979)

						$(71,646)

¤¤	Transaction can only be closed with the originating counterparty.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Amsterdam Index	3	10-20-2017	$372,306	$380,737	$8,431	$0
IBEX 35 Index	13	10-20-2017	1,582,721	1,587,328	4,607	0
Hang Seng Index	1	10-30-2017	175,662	176,116	454	0
TOPIX Index	39	12-7-2017	5,531,703	5,805,377	273,674	0
S&P/TSX 60 Index	5	12-14-2017	708,034	736,285	28,251	0
10-Year Australian Treasury Bonds	101	12-15-2017	10,206,496	10,064,814	0	(141,682)
DAX Index	5	12-15-2017	1,848,023	1,890,745	42,722	0
FTSE 100 Index	41	12-15-2017	4,057,534	4,026,825	0	(30,709)
FTSE MIB Index	1	12-15-2017	130,331	133,744	3,413	0
10-Year Canadian Treasury Bonds	51	12-18-2017	5,631,115	5,530,194	0	(100,921)
10-Year U.S. Treasury Notes	63	12-19-2017	7,966,695	7,894,688	0	(72,007)

Short
CAC 40 Index	(9)	10-20-2017	(552,473)	(566,585)	0	(14,112)
Euro-Bund Futures	(49)	12-7-2017	(9,382,349)	(9,324,591)	57,758	0
TOPIX Index	(2)	12-7-2017	(283,032)	(297,712)	0	(14,680)
Euro STOXX 50 Index	(78)	12-15-2017	(3,219,048)	(3,296,651)	0	(77,603)
FTSE 100 Index	(11)	12-15-2017	(1,085,290)	(1,080,368)	4,922	0
MSCI EAFE Index	(17)	12-15-2017	(1,672,728)	(1,681,640)	0	(8,912)
MSCI Emerging Markets Index	(25)	12-15-2017	(1,380,932)	(1,361,625)	19,307	0
Russell 2000 Index	(17)	12-15-2017	(1,192,260)	(1,268,965)	0	(76,705)
S&P 500 E-Mini Index	(72)	12-15-2017	(8,953,252)	(9,057,960)	0	(104,708)
S&P 500 E-Mini Index	(9)	12-15-2017	(1,109,119)	(1,132,245)	0	(23,126)
Australian Dollar Futures	(13)	12-18-2017	(1,039,050)	(1,018,680)	20,370	0
British Pound Futures	(67)	12-18-2017	(5,695,439)	(5,627,581)	67,858	0
Japanese Yen Futures	(31)	12-18-2017	(3,501,329)	(3,456,500)	44,829	0
New Zealand Dollar Futures	(7)	12-18-2017	(508,949)	(504,840)	4,109	0
Swedish Krona Futures	(20)	12-18-2017	(5,041,032)	(4,929,600)	111,432	0
SPI 200 Index	(5)	12-21-2017	(557,103)	(555,747)	1,356	0
Long Gilt Bonds	(61)	12-27-2017	(10,362,593)	(10,125,947)	236,646	0

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty ¤¤	Settlement date	Unrealized gains	Unrealized losses
1,882,520 USD	206,504,000 JPY	Barclays Bank	12-20-2017	$40,350	$0
1,012,265 USD	756,000 GBP	BNP Paribas	12-20-2017	0	(3,204)
2,952,246 USD	2,462,000 EUR	Citibank	12-20-2017	29,745	0
79,553 USD	66,510 EUR	Morgan Stanley	12-20-2017	603	0
444,912 USD	425,833 CHF	Morgan Stanley	12-20-2017	2,834	0
79,854 USD	59,071 GBP	Morgan Stanley	12-20-2017	509	0
10,530 GBP	14,339 USD	Morgan Stanley	12-20-2017	0	(195)
48,541 GBP	64,682 USD	Morgan Stanley	12-20-2017	519	0
546,012 USD	455,452 EUR	Morgan Stanley	12-20-2017	5,371	0
32,693 USD	27,407 EUR	Morgan Stanley	12-20-2017	159	0
41,208 USD	34,382 EUR	Morgan Stanley	12-20-2017	395	0
88,020 USD	73,329 EUR	Morgan Stanley	12-20-2017	975	0
16,216 USD	20,000 CAD	Morgan Stanley	1-11-2018	178	0
54,011 USD	45,000 EUR	Morgan Stanley	1-11-2018	520	0
1,580,663 USD	1,317,000 EUR	Morgan Stanley	1-11-2018	15,134	0
170,721 USD	612,000 PLN	Morgan Stanley	1-11-2018	2,938	0
40,210 USD	34,000 EUR	Morgan Stanley	1-11-2018	0	(207)
166,097 USD	203,000 CAD	Morgan Stanley	1-11-2018	3,303	0

				$103,533	$(3,606)

¤¤	Transaction can only be closed with the originating counterparty.

Total Return Swaps

Reference asset/index	Counterparty¤¤	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
In an agreement dated 5-2-2017, the Fund makes monthly payments of 1 Month USD LIBOR +55. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity JBS SA.	Morgan Stanley	5-2-2018	$195,036	$(18,300)	$0	$(18,300)
In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Taisei Corporation.	Morgan Stanley	9-3-2018	97,703	60,166	60,166	0
In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Komatsu Limited.	Morgan Stanley	9-3-2018	120,023	47,711	47,711	0
In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Hitachi Limited.	Morgan Stanley	9-3-2018	112,561	63,849	63,849	0
In an agreement dated 9-1-2016, the Fund makes monthly payments of 1 Day JPY MUTSCALM -40. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Mitsubishi Heavy Industries Limited.	Morgan Stanley	9-3-2018	137,709	(1,099)	0	(1,099)

					$171,726	$(19,399)

¤¤	Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Non-Agency Mortgage-Backed Securities
Wells Fargo Home Equity Trust Series 2005-1 Class M10	0	307,841	0	307,841	$309,253
Wells Fargo Mortgage Backed Securities Trust Series 2003-N Class 2A3	0	915,041	7,219	907,822	903,241
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16 Class 6A2	0	533,231	35,970	497,261	496,705
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR11 Class A6	0	73,631	0	73,631	70,263
					1,779,462	1.11%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	44,279,060	64,677,874	73,663,940	35,292,994	35,292,994	22.09

					$37,072,456	23.20%

Wells Fargo Alternative Strategies Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities, options and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options and swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases put or call options, amounts equal to the premiums paid are recorded as the cost of the investments and subsequently marked-to-market daily with the difference between the premiums paid and the market value of the purchased options being recorded as unrealized gains or losses. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$13,509,181	$0	$0	$13,509,181
Consumer staples	4,933,892	0	0	4,933,892
Energy	2,745,422	0	0	2,745,422
Financials	7,470,348	36,760	0	7,507,108
Health care	7,813,901	0	0	7,813,901
Industrials	10,498,591	0	0	10,498,591
Information technology	17,083,929	0	0	17,083,929
Materials	6,911,538	0	0	6,911,538
Real estate	770,963	0	0	770,963
Telecommunication services	2,265,698	0	0	2,265,698
Utilities	551,978	0	0	551,978
Corporate bonds and notes	0	1,066,341	0	1,066,341
Exchange-traded funds	53,018	0	0	53,018
Investment companies	2,874,557	0	0	2,874,557
Non-agency mortgage-backed securities	0	26,772,867	0	26,772,867

Participation notes
Financials	0	2,016,247	0	2,016,247
Materials	0	566,592	0	566,592
Preferred stocks
Consumer discretionary	118,902	0	0	118,902
Financials	60,909	0	0	60,909
Industrials	0	0	50,411	50,411
Utilities	22,206	0	0	22,206
Purchased call options	0	9,000	0	9,000
Purchased put options	0	161,955	0	161,955
Short-term investments
Investment companies	35,292,994	0	0	35,292,994
U.S. Treasury securities	2,230,964	0	0	2,230,964

	115,208,991	30,629,762	50,411	145,889,164
Forward foreign currency contracts	0	103,533	0	103,533
Futures contracts	0	172,220	0	172,220
Total return swap contracts	0	171,726	0	171,726

Total assets	$115,208,991	$31,077,241	$50,411	$146,336,643

Liabilities
Securities sold short
Common stocks
Consumer discretionary	$1,506,820	$0	$0	$1,506,820
Consumer staples	2,059,660	0	0	2,059,660
Energy	1,191,533	0	0	1,191,533
Health care	320,408	0	0	320,408
Industrials	945,421	0	0	945,421
Information technology	5,833,158	0	0	5,833,158
Materials	707,973	0	0	707,973
Real estate	1,055,405	0	0	1,055,405
Telecommunication services	189,700	0	0	189,700
Exchange Traded Funds	11,416,257	0	0	11,416,257
Forward foreign currency contracts	0	3,606	0	3,606
Futures contracts	0	205,600	0	205,600
Total return swap contracts	0	19,399	0	19,399
Written options	0	71,646	0	71,646

Total liabilities	$25,226,335	$300,251	$0	$25,526,586

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Global Long/Short Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 74.31%

Brazil : 1.53%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels) (b)	20,726	$168,502

Canada : 2.43%
Lundin Mining Corporation (Materials, Metals & Mining)	38,977	267,396

China : 5.31%
China Everbright Limited (Financials, Capital Markets)	40,000	91,966
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	18,500	187,449
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	163,000	121,025
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	26,700	65,215
YY Incorporated (Information Technology, Internet Software & Services) (b)†	1,377	119,496

		585,151

France : 3.00%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	5,547	330,554

Germany : 11.02%
Metro AG (Consumer Staples, Food & Staples Retailing)	8,575	100,973
Metro Wholesale & Food Specialist AG (Consumer Staples, Food & Staples Retailing)†	8,575	181,261
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	830	177,459
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,163	356,489
SAP SE (Information Technology, Software)	1,892	207,269
Siemens AG (Industrials, Industrial Conglomerates)	1,343	189,205

		1,212,656

Hong Kong : 1.62%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	180,000	177,889

Italy : 3.04%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	17,864	295,589
Prysmian SpA (Industrials, Electrical Equipment)	1,170	39,521

		335,110

Japan : 9.24%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	33,000	186,900
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	41,000	288,904
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	30,300	196,758
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	5,000	108,420
Nomura Holdings Incorporated (Financials, Capital Markets)	42,200	236,268

		1,017,250

Malaysia : 0.86%
CIMB Group Holdings Bhd (Financials, Banks)	63,400	94,593

Netherlands : 7.61%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	7,550	311,693
NN Group NV (Financials, Insurance)	6,442	269,605
Sensata Technologies Holding NV (Industrials, Electrical Equipment)†	5,343	256,838

		838,136

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Global Long/Short Fund

Security name			Shares	Value

Norway : 1.86%
Den Norske Bank ASA (Financials, Banks)			10,157	$204,683

Russia : 1.82%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)			19,200	200,448

South Africa : 0.90%
Sasol Limited (Materials, Chemicals)			3,632	99,527

South Korea : 1.80%
Hana Financial Group Incorporated (Financials, Banks)			4,783	197,734

Switzerland : 3.81%
Novartis AG (Health Care, Pharmaceuticals)			3,533	302,459
Zurich Insurance Group AG (Financials, Insurance)			382	116,531

				418,990

United Kingdom : 9.54%
Capita plc (Industrials, Professional Services) (b)			5,471	41,421
Man Group plc (Financials, Capital Markets)			90,462	203,527
Smiths Group plc (Industrials, Industrial Conglomerates) (b)			12,262	259,118
United Business Media plc (Consumer Discretionary, Media)			17,914	163,832
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			108,496	303,563
Wolseley plc (Industrials, Trading Companies & Distributors)			1,197	78,531

				1,049,992

United States : 8.92%
Agilent Technologies Incorporated (Health Care, Life Sciences Tools & Services) (b)			1,574	101,051
American International Group Incorporated (Financials, Insurance) (b)			3,278	201,236
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals) (b)			1,498	230,872
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods) (b)			6,808	274,226
Merck & Company Incorporated (Health Care, Pharmaceuticals) (b)			1,087	69,599
Pfizer Incorporated (Health Care, Pharmaceuticals) (b)			2,951	105,351

				982,335

Total Common Stocks (Cost $7,198,929)				8,180,946

		Expiration date

Participation Notes : 1.48%

United Kingdom : 1.48%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†(a)		12-4-2024	2,090	162,582

Total Participation Notes (Cost $53,236)				162,582

	Yield

Short-Term Investments : 23.71%

Investment Companies : 23.71%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%		2,609,881	2,609,881

Total Short-Term Investments (Cost $2,609,881)				2,609,881

2

Wells Fargo Global Long/Short Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Shares	Value

Securities Sold Short : (19.11%)

Common Stocks : (7.70%)

France : (1.19%)
Peugeot SA (Consumer Discretionary, Automobiles)	(5,489)	$(130,722)

Japan : (1.60%)
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	(1,200)	(12,531)
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	(521)	(34,494)
Marubeni Corporation (Industrials, Trading Companies & Distributors)	(5,500)	(37,563)
McDonalds Holdings Company (Consumer Discretionary, Hotels, Restaurants & Leisure)	(1,000)	(44,257)
Odakyu Electric Railway Company (Industrials, Road & Rail)	(1,000)	(18,974)
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	(3,000)	(28,100)

		(175,919)

Netherlands : (1.32%)
Unilever NV (Consumer Staples, Personal Products)	(2,453)	(145,076)

Philippines : (0.17%)
PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)	(580)	(18,514)

Switzerland : (2.62%)
Nestle SA (Consumer Staples, Food Products)	(1,986)	(166,329)
Schindler Holding AG (Industrials, Machinery)	(553)	(122,153)

		(288,482)

Thailand : (0.27%)
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	(37,300)	(29,918)

United States : (0.54%)
Eaton Vance Corporation (Financials, Capital Markets)	(1,018)	(50,259)
Franklin Resources Incorporated (Financials, Capital Markets)	(208)	(9,257)

		(59,516)

Exchange-Traded Funds : (11.41%)

United States : (11.41%)
iShares Europe ETF	(1,470)	(68,899)
iShares MSCI EAFE ETF	(3,282)	(224,751)
iShares MSCI EMU ETF	(10,175)	(440,781)
iShares MSCI Philippines ETF	(1,782)	(65,881)
iShares MSCI Singapore Capped ETF	(2,251)	(54,992)
iShares MSCI Switzerland Capped ETF	(3,633)	(127,264)
iShares MSCI Thailand Capped ETF	(1,414)	(122,240)
Wisdomtree Japan Hedged Equity ETF	(2,762)	(151,081)

		(1,255,889)

Total Securities Sold Short (Proceeds $(1,850,369))		(2,104,036)

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Global Long/Short Fund

Total investments in securities (excluding securities sold short (Cost $9,862,046))	99.50%	10,953,409
Total securities sold short	(19.11%)	(2,104,036)
Other assets and liabilities, net	19.61	2,158,875

Total net assets	100.00%	$11,008,248

(b)	All or a portion of this security is segregated as collateral for securities sold short.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

4

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
228,272 USD	172,400 GBP	Morgan Stanley	12/12/2017	$0	$(3,230)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment companies
Wells Fargo Government Money Market Fund Select Class	3,120,236	102,281	612,636	2,609,881	$2,609,881	23.71

Wells Fargo Global Long/Short Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$168,502	$0	$0	$168,502
Canada	267,396	0	0	267,396
China	585,151	0	0	585,151
France	330,554	0	0	330,554
Germany	1,212,656	0	0	1,212,656
Hong Kong	177,889	0	0	177,889
Italy	335,110	0	0	335,110
Japan	1,017,250	0	0	1,017,250
Malaysia	94,593	0	0	94,593

Netherlands	838,136	0	0	838,136
Norway	204,683	0	0	204,683
Russia	200,448	0	0	200,448
South Africa	99,527	0	0	99,527
South Korea	197,734	0	0	197,734
Switzerland	418,990	0	0	418,990
United Kingdom	1,049,992	0	0	1,049,992
United States	982,335	0	0	982,335
Participation notes
China	0	162,582	0	162,582
Short-term investments
Investment companies	2,609,881	0	0	2,609,881

Total assets	$10,790,827	$162,582	$0	$10,953,409

Liabilities
Securities sold short
Common stocks
France	130,722	0	0	130,722
Japan	175,919	0	0	175,919
Netherlands	145,076	0	0	145,076
Philippines	18,514	0	0	18,514
Switzerland	288,482	0	0	288,482
Thailand	29,918	0	0	29,918
United States	59,516	0	0	59,516
Exchange-traded funds
United States	1,255,889	0	0	1,255,889
Forward foreign currency contracts	0	3,230	0	3,230

Total liabilities	$2,104,036	$3,230	$0	$2,107,266

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.09%

California : 95.88%
Adelanto CA School District CAB Series B (GO Revenue, National Insured) ¤	0.00%	9-1-2018	$625,000	$615,338
Alameda County CA Corridor Transportation Authority Prerefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,714,336
Alameda County CA Corridor Transportation Authority Unrefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	220,000	212,634
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,066,000
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,157,330
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	890,000	905,005
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2018	475,000	496,598
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2020	1,605,000	1,843,070
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,209,370
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	885,596
Association of Bay Area Governments Finance Authority for Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	779,224
Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	991,013
Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	536,295
Association of Bay Area Governments Finance Authority for Nonprofit Refunding Bond Subordinate Windemere Ranch Infrastructure Financing Program Series A (Tax Revenue, AGM Insured)	5.00	9-2-2027	2,300,000	2,841,995
Association of Bay Area Governments Finance Authority for Nonprofit Refunding Bond Subordinate Windemere Ranch Infrastructure Financing Program Series A (Tax Revenue, AGM Insured)	5.00	9-2-2028	660,000	806,368
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	450,076
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	626,802
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	859,212
Bay Area CA Toll Authority San Francisco Bay Area Toll (Transportation Revenue)	2.13	4-1-2053	9,500,000	9,480,620
Bay Area CA Toll Authority San Francisco Bay Area Toll Bridge Series B (Transportation Revenue)	1.50	4-1-2047	14,000,000	14,000,560
Bay Area CA Toll Authority San Francisco Bay Area Toll Bridge Series C (Transportation Revenue)	1.88	4-1-2047	10,500,000	10,583,580
Bay Area CA Toll Authority San Francisco Bay Area Toll Bridge Series E (Transportation Revenue)	2.00	4-1-2034	5,000,000	5,091,700
Brentwood CA Infrastructure Financing Authority Subordinate Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,040,331
Brentwood CA Infrastructure Financing Authority Subordinate Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,211,522
California (GO Revenue) øø	4.00	12-1-2027	9,015,000	9,038,890
California (GO Revenue)	5.00	10-1-2021	6,795,000	7,794,612
California (Miscellaneous Revenue)	5.00	9-1-2022	2,240,000	2,618,358
California (GO Revenue)	5.00	11-1-2022	2,500,000	2,932,900
California (GO Revenue)	5.00	9-1-2023	10,730,000	12,796,705
California (GO Revenue)	5.00	10-1-2023	8,400,000	10,034,472
California (GO Revenue)	5.25	10-1-2022	2,750,000	3,253,525
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	397,948
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	855,000	919,724
California Department of Water Resources Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	6,643,473

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Economic Recovery Refunding Bond Series A (Tax Revenue)	5.00%	7-1-2018	$3,800,000	$3,922,359
California Educational Facilities Authority Revenue Loma Linda University Series A (Education Revenue)	5.00	4-1-2024	550,000	654,715
California Educational Facilities Authority Revenue Loma Linda University Series A (Education Revenue)	5.00	4-1-2026	325,000	391,121
California Health Facilities Financing El Camino Hospital (Health Revenue)	5.00	2-1-2025	1,000,000	1,202,900
California Health Facilities Financing Kaiser Permanente Series C (Health Revenue)	5.00	8-1-2031	2,000,000	2,343,100
California Health Facilities Financing Kasier Permanente Subordinate Series A1 (Health Revenue)	5.00	11-1-2027	2,500,000	3,141,750
California Health Facilities Financing Lucile Salter Packard (Health Revenue)	5.00	11-15-2026	200,000	248,556
California Health Facilities Financing Refunding Bond Lucile Packard Stanford Hospital Series A (Health Revenue)	5.00	8-15-2027	450,000	553,716
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	485,000	513,862
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	737,597
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,487,440
California HFFA Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	212,112
California HFFA Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	770,000	808,369
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,870,480
California HFFA St. Joseph Health System Series B (Health Revenue)	5.00	7-1-2043	2,000,000	2,004,140
California Infrastructure & Economic Development Bank Goodwill Industries of Sacramento Valley & Northern Nevada Project Series A (Industrial Development Revenue) 144A	4.13	1-1-2027	1,380,000	1,372,272
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC) ø	0.89	11-1-2026	6,600,000	6,600,000
California Infrastructure & Refunding Bond Pacific Gas & Electric Company Series (Utilities Revenue)	1.75	11-1-2026	1,000,000	1,005,010
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Education Revenue)	6.00	8-1-2023	805,000	863,781
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2023	735,000	847,712
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2024	500,000	584,915
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project (Health Revenue)	5.00	8-15-2024	535,000	645,001
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project (Health Revenue)	5.00	8-15-2025	250,000	304,878
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project (Health Revenue)	5.00	8-15-2026	330,000	406,471
California Municipal Finance Authority Insured Revenue Refunding Bond Institute Aging Project (Health Revenue)	5.00	8-15-2027	460,000	570,740
California Municipal Finance Authority Mobile Refunding Bond Windsor Mobile Country (Housing Revenue)	5.00	11-15-2024	470,000	557,650
California Municipal Finance Authority Mobile Refunding Bond Windsor Mobile Country (Housing Revenue)	5.00	11-15-2025	490,000	587,059
California Municipal Finance Authority Mobile Refunding Bond Windsor Mobile Country (Housing Revenue)	5.00	11-15-2026	315,000	376,992
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	546,858
California Municipal Finance Authority Palmdale Aerospace Academy Project (Education Revenue) 144A	4.00	7-1-2026	2,000,000	2,064,100
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,657,850
California Municipal Finance Authority Revenue Community Medical Centers Series A (Health Revenue)	5.00	2-1-2025	1,000,000	1,180,460
California Municipal Finance Authority Revenue Emerson College Series B (Education Revenue)	5.00	1-1-2026	475,000	571,311
California Municipal Finance Authority Revenue Emerson College Series B (Education Revenue)	5.00	1-1-2027	300,000	363,828
California Municipal Finance Authority Revenue Emerson College Series B (Education Revenue)	5.00	1-1-2028	500,000	610,420

2

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Municipal Finance Authority Revenue Insured Channing House Project Series A (Health Revenue)	5.00%	5-15-2022	$475,000	$551,789
California Municipal Finance Authority Revenue Insured Channing House Project Series A (Health Revenue)	5.00	5-15-2023	925,000	1,093,369
California Municipal Finance Authority Revenue Refunding Bond Biola University (Education Revenue)	5.00	10-1-2026	715,000	865,879
California Municipal Finance Authority Revenue Refunding Bond Biola University (Education Revenue)	5.00	10-1-2027	790,000	964,266
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A (Health Revenue)	5.00	7-1-2027	500,000	598,995
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A (Health Revenue)	5.00	7-1-2029	400,000	471,664
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series B (Health Revenue)	5.00	7-1-2026	450,000	535,046
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series B (Health Revenue)	5.00	7-1-2027	600,000	716,520
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2024	300,000	356,163
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2025	400,000	478,252
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2026	950,000	1,147,154
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2027	1,115,000	1,356,621
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2028	705,000	860,608
California Municipal Finance Authority Revenue Retirement Housing Foundation Series A (Health Revenue)	5.00	11-15-2029	390,000	478,947
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,065,360
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,020,010
California PCFA Republic Services Incorporated Project Series C (Resource Recovery Revenue)	5.25	6-1-2023	3,245,000	3,264,502
California PFA Nccd-Claremont Properties LLC University Housing Project Series A (Housing Revenue) 144A	5.00	7-1-2027	1,825,000	2,085,172
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.15	8-1-2027	16,000,000	16,000,000
California Pioneers Memorial Healthcare District Refunding Bond (GO Revenue)	4.00	10-1-2017	810,000	810,122
California Pollution Control Financing Authority AMT Calplant I Project (Industrial Development Revenue) 144A	7.00	7-1-2022	500,000	530,160
California Pollution Control Financing Authority AMT Calplant I Project (Industrial Development Revenue) 144A	7.50	7-1-2032	1,500,000	1,595,745
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,351,720
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,658,313
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,755,015
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	585,005
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,084,930
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,396,550
California Refunding Bond Various Purpose Bidding Group C (GO Revenue)	5.00	9-1-2027	8,500,000	10,475,145
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	300,000	320,781
California School Finance Authority Refunding Bond Aspire Public School (Education Revenue) 144A	5.00	8-1-2022	1,545,000	1,763,077
California School Finance Authority Refunding Bond Aspire Public School (Education Revenue) 144A	5.00	8-1-2023	800,000	925,888
California School Finance Authority Refunding Bond Aspire Public School (Education Revenue) 144A	5.00	8-1-2024	350,000	409,959
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2021	400,000	422,184

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00%	6-1-2026	$500,000	$534,090
California School Infrastructure Financing Agency Refunding Bond (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,485,276
California State Index Floating Rate Series E (1 Month LIBOR +0.83%) (GO Revenue) ±	1.69	12-1-2029	5,000,000	5,017,900
California State Various Series B Subordinate Series B5 (Miscellaneous Revenue, MUFG Union Bank NA LOC) ø	0.87	5-1-2040	12,000,000	12,000,000
California Statewide CDA Adventist Health Systems West Series A (Health Revenue)	5.00	3-1-2024	800,000	950,696
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	782,296
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	520,000	522,200
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) (m)	1.05	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	563,315
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	453,511
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	583,255
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	409,436
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2019	250,000	270,820
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	234,904
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	229,970
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	234,734
California Statewide CDA School Facilities (Education Revenue)	5.88	7-1-2022	1,485,000	1,615,650
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00	8-1-2021	3,340,000	3,344,776
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	205,000	209,959
California Statewide Communities Front Porch Communities and Services (Health Revenue)	5.00	4-1-2024	300,000	354,948
California Statewide Communities Front Porch Communities and Services (Health Revenue)	5.00	4-1-2025	300,000	356,577
California Statewide Communities Front Porch Communities and Services (Health Revenue)	5.00	4-1-2026	100,000	119,962
California Statewide Community Monterey County Savers Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	2,185,000	2,670,354
California Statewide Community Refunding Bond California Baptist University Series A (Education Revenue) 144A	3.00	11-1-2022	2,000,000	2,016,920
California Statewide Community University California Irvine East Campus (Education Revenue)	5.00	5-15-2026	1,500,000	1,816,635
California Statewide Community University California Irvine East Campus (Education Revenue)	5.00	5-15-2027	1,500,000	1,831,020
California Statewide Community University California Irvine East Campus (Education Revenue)	5.00	5-15-2028	1,600,000	1,934,880
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	406,636
California Statewide Index Floating Rate Series B (1 Month LIBOR +0.76%) (GO Revenue) ±	1.63	12-1-2031	2,500,000	2,513,950
California Statewide Refunding Bond Various Purpose (GO Revenue)	5.00	8-1-2025	3,500,000	4,289,075
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	304,200
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	554,337
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	862,769
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	978,975
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	701,772
Cathedral City CA Redevelopment Agency Refunding Bond Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,536,067

4

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Cathedral City CA Redevelopment Agency Refunding Bond Merged Redevelopment Project Series A (Tax Revenue)	5.00%	8-1-2021	$2,425,000	$2,759,699
Cathedral City CA Redevelopment Agency Refunding Bond Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	2,963,304
Cathedral City CA Redevelopment Agency Refunding Bond Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	2,054,067
Cathedral City CA Redevelopment Agency Refunding Bond Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00	8-1-2024	1,770,000	2,123,841
Central California Unified School District Refunding Bond (GO Revenue, AGM Insured)	4.00	7-1-2020	500,000	539,950
Central California Unified School District Refunding Bond (GO Revenue, AGM Insured)	5.00	7-1-2021	400,000	456,280
Central California Unified School District Refunding Bond (GO Revenue, AGM Insured)	5.00	7-1-2022	750,000	875,115
Centralia CA School District (GO Revenue, AGM Insured)	4.00	8-1-2018	375,000	384,225
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2022	1,830,000	2,127,741
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2024	660,000	791,782
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	826,985
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,644,600
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,454,561
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,115,600
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	433,559
Commerce CA Community Development Commission Refunding Bond Series A (Tax Revenue, AGM Insured)	5.00	8-1-2026	1,710,000	2,095,092
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	1,300,000	1,101,880
Compton CA PFA Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	2,000,000	2,059,420
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	2,000,000	2,016,820
Cotati Rohnert Park CA Unified School District Series B (GO Revenue, AGM Insured)	5.00	8-1-2020	2,275,000	2,518,448
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,479,365
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	458,490
Desert Sands CA Unified School District Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,792,575
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	221,453
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	285,115
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	291,020
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2021	1,210,000	1,380,429
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2022	1,285,000	1,498,233
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	475,048
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	492,430
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,027,780
El Monte CA Union High School Refunding Bond (GO Revenue)	5.00	6-1-2021	1,315,000	1,498,890
Fairfield CA RDA Successor Agency Refunding Bond (Tax Revenue)	5.00	8-1-2020	1,000,000	1,106,120
Fairfield CA RDA Successor Agency Refunding Bond (Tax Revenue)	5.00	8-1-2021	3,170,000	3,608,823
Fairfield CA RDA Successor Agency Refunding Bond (Tax Revenue)	5.00	8-1-2022	2,395,000	2,783,900
Fairfield CA RDA Successor Agency Refunding Bond (Tax Revenue)	5.00	8-1-2023	1,025,000	1,213,498
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2019	1,000,000	1,075,350
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2020	1,000,000	1,110,410
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,425,575
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,456,600
Fowler CA Unified School District School Facilities Improvement District #1 (GO Revenue, National Insured)	5.20	7-1-2020	1,095,000	1,144,242

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Fremont CA Community Facilities District (Tax Revenue)	5.00%	9-1-2024	$1,000,000	$1,171,830
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,006,181
Fresno County CA Joint Powers Financing Authority Refunding Bond Master Lease Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	4-1-2025	750,000	904,373
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	626,946
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	702,486
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	411,112
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	850,088
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,515,701
Golden CA Tobacco Securitization Asset Series A1 (Tobacco Revenue)	5.00	6-1-2026	2,500,000	2,975,575
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	135,396
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	156,446
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	734,933
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	774,720
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2022	500,000	586,825
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2023	805,000	963,432
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2019	2,875,000	3,036,345
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2021	505,000	559,762
Huntington Beach CA City School District Election of 2002 (GO Revenue)	5.00	8-1-2020	3,150,000	3,502,233
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	833,482
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2025	1,000,000	1,209,760
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,359,675
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2023	800,000	934,248
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2024	850,000	1,003,230
Irvine CA Unified School District Special Community Facilities District Number 09 1 Series A (Tax Revenue)	5.00	9-1-2024	1,500,000	1,770,360
Irvine CA Unified School District Special Community Facilities District Number 09 1 Series A (Tax Revenue)	5.00	9-1-2026	1,300,000	1,562,652
Irvine CA Unified School District Special Community Facilities District Number 09 1 Series A (Tax Revenue)	5.00	9-1-2028	540,000	645,035
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	353,936
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	387,569
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	425,627
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	446,786
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	609,774
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2019	950,000	1,020,053
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,045,000	1,160,911
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2021	805,000	921,806
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,239,102

6

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00%	9-1-2020	$1,045,000	$1,163,681
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	647,547
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	720,798
Lancaster CA Redevelopment Agency Refunding Bond Combined Redevelopment Project Areas (Tax Revenue, AGM Insured)	5.00	8-1-2024	870,000	1,050,281
Lancaster CA Redevelopment Agency Refunding Bond Combined Redevelopment Project Areas (Tax Revenue, AGM Insured)	5.00	8-1-2029	400,000	481,492
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,073,320
Los Angeles CA Department Airports AMT Subordinate Series A (Airport Revenue)	5.00	5-15-2027	375,000	461,145
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2027	1,605,000	1,953,911
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,188,350
Los Angeles CA Unified School District Refunding Bond Series D (GO Revenue)	5.00	7-1-2023	6,180,000	7,398,572
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	325,000	330,356
Los Angeles County CA Public Works Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2020	500,000	555,735
Los Angeles County CA Redevelopment Refunding Bond Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	1,899,385
Los Angeles County CA Redevelopment Refunding Bond Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,664,910
Los Angeles County CA Redevelopment Refunding Bond Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,736,766
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,132,138
Menifee CA Union School District Public Series A (Tax Revenue)	4.00	9-1-2022	540,000	591,527
Merced CA Union High School CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,190,000	2,141,229
Metropolitan Water District Southern California Various Authorization Series A (Water & Sewer Revenue, Citibank NA SPA) ø	0.89	7-1-2047	4,775,000	4,775,000
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	609,084
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	639,255
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	553,640
Monrovia CA RDA Subordinate Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	804,861
Monrovia CA RDA Subordinate Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	859,124
Montclair CA PFA Public Facilities Projects (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	500,000	500,090
Mount Sanitary Antonio CA Community CAB College District (GO Revenue) ¤	0.00	4-1-2022	10,000,000	9,380,400
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2018	1,025,000	1,044,906
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2019	1,000,000	1,039,400
Newhall CA School District CAB BAN (Miscellaneous Revenue) ¤	0.00	8-1-2018	14,680,000	14,551,110
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,166,873
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	293,860
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	376,411
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	622,432
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	655,938
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	699,049
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Authority (GO Revenue)	4.00	7-1-2020	500,000	535,290
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Authority (GO Revenue)	5.00	7-1-2021	950,000	1,070,954

7

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Authority (GO Revenue)	5.00%	7-1-2022	$750,000	$863,348
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Authority (GO Revenue)	5.00	7-1-2023	755,000	886,982
Oakland CA Successor Agency Refunding Bond Subordinate Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,304,313
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2022	750,000	881,393
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2024	600,000	732,582
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2023	375,000	435,349
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2025	335,000	395,019
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	207,386
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,166,755
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,211,609
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,263,895
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	661,300
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	834,938
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,338,655
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,282,470
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	420,719
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	485,856
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	661,538	672,162
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,145,168
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2021	2,000,000	2,279,000
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,516,514
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	923,442
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2025	3,500,000	4,231,430
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	611,401
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	663,498
Pomona CA PFA Unrefunded Balance Redevelopment Series AH (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,545
Port Oakland CA Revenue Refunding Bond AMT Intermediate Lien Series D (Airport Revenue)	5.00	11-1-2026	2,000,000	2,445,140
Port Oakland CA Revenue Refunding Bond Intermediate Lien Series E (Airport Revenue)	5.00	11-1-2026	1,250,000	1,562,163
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2018	755,000	766,408
Poway CA Unified School District PFA (Tax Revenue)	4.00	9-15-2020	335,000	357,549
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	324,630
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	204,051
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,337,632
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	936,960
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2018	445,000	456,459
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2018	345,000	342,026

8

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00%	8-1-2020	$460,000	$442,529
Riverside CA Community College District Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2020	535,000	515,178
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	1,001,908
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,783,198
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Bond Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	491,382
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	976,480
Riverside County CA PFA Indian Wells Project Series A (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,785,474
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	824,515
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	852,137
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	892,777
Riverside County CA Public Financing Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	400,000	481,120
Riverside County CA Redevelopment Agency Refunding Bond Jurupa Valley Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	10-1-2027	1,075,000	1,329,302
Riverside County CA Redevelopment Agency Refunding Bond Jurupa Valley Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	10-1-2028	750,000	917,115
Riverside County CA Redevelopment Agency Refunding Bond Jurupa Valley Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	10-1-2029	1,000,000	1,212,700
Robla CA School District Series B (GO Revenue, National Insured) ¤	0.00	8-1-2018	160,000	155,939
Romoland CA School District Community Facilities District #2004-1 (Tax Revenue)	4.00	9-1-2019	850,000	890,052
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2023	400,000	468,648
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2024	400,000	475,208
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2025	400,000	476,840
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2026	500,000	598,515
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2027	350,000	421,565
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2028	305,000	364,130
Roseville CA Finance Authority Special Refunding Bond Series A (Tax Revenue)	5.00	9-1-2029	300,000	355,110
Roseville CA Special Tax Refunding Bond Community Facilities District (Tax Revenue)	4.00	9-1-2019	875,000	914,130
Roseville CA Special Tax Refunding Bond Community Facilities District (Tax Revenue)	5.00	9-1-2020	1,050,000	1,147,199
Roseville CA Special Tax Refunding Bond Community Facilities District (Tax Revenue)	5.00	9-1-2021	500,000	559,375
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community (Tax Revenue)	5.00	9-1-2024	1,905,000	2,228,793
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community (Miscellaneous Revenue)	5.00	4-1-2026	10,000,000	12,338,300
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community (Tax Revenue)	5.00	9-1-2029	1,595,000	1,878,958
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	935,928
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,109,210
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,294,861

9

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00%	3-1-2021	$830,000	$934,846
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	893,947
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	961,244
Sacramento CA Regional Transportation District Farebox (Transportation Revenue)	5.00	3-1-2019	500,000	528,585
Salinas CA Union High School District CAB (GO Revenue) ¤	0.00	8-1-2020	5,000,000	4,746,050
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,078,160
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,165,380
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,009,043
San Diego CA RDA CAB Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	627,640
San Diego County CA Regional Airport AMT Subordinate Series B (Airport Revenue)	5.00	7-1-2025	500,000	601,490
San Diego County CA Regional Airport AMT Subordinate Series B (Airport Revenue)	5.00	7-1-2026	400,000	485,376
San Diego County CA Regional Airport AMT Subordinate Series B (Airport Revenue)	5.00	7-1-2027	500,000	612,465
San Diego County CA Regional Transportation Community Limited Tax Series D (Tax Revenue, State Street Bank & Trust Company SPA) ø	0.90	4-1-2038	1,500,000	1,500,000
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	515,385
San Francisco City & County CA RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	591,031
San Francisco City & County CA RDFA Mission Bay South Redevelopment Project Subordinate Series D (Tax Revenue) 144A	3.00	8-1-2021	4,000,000	4,084,320
San Francisco City & County CA RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	552,520
San Francisco City & County CA RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	435,780
San Francisco City & County CA RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	1,155,000	1,161,456
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2021	275,000	310,090
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2022	500,000	575,280
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2023	1,000,000	1,170,540
San Jose CA Airport Revenue Refunding Bond AMT Series A (Airport Revenue)	5.00	3-1-2022	1,750,000	2,007,670
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,432,563
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,647,686
San Jose CA Redevelopment Agency Tax Refunding Bond Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,037,960
San Jose CA Redevelopment Agency Tax Refunding Bond Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,128,949
San Jose CA Redevelopment Agency Tax Refunding Bond Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	881,632
San Jose CA Redevelopment Agency Tax Refunding Bond Merged Area Redevelopment Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,643,801
San Leandro CA Unified School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2025	325,000	397,852
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	105,639

10

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00%	3-1-2020	$100,000	$109,363
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,027,780
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	243,753
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	307,924
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	291,020
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	265,540
San Mateo Foster City CA School District (GO Revenue)	5.00	8-15-2020	2,000,000	2,225,920
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,013,099
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,161,479
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,297,006
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,080,100
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2020	1,815,000	1,745,576
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,641,880
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	162,225
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	142,708
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	192,380
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	671,188
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,108,990
Santa Margarita CA Water District Refunding Bond Community Facilities District Number 991 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,000,000	1,220,420
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2018	230,000	234,950
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2019	225,000	235,055
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2021	345,000	372,866
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2022	425,000	464,389
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2023	405,000	445,200
Sierra Kings CA Health Care Refunding Bond (GO Revenue)	4.00	8-1-2024	420,000	464,608
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	339,167
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	776,432
Southern California Mono Healthcare District (GO Revenue)	4.00	8-1-2019	845,000	885,129
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2026	1,000,000	1,137,730
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2027	1,000,000	1,137,340
Southwestern Community College District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,250,000	1,388,650
Southwestern Community College District Refunding Bond (GO Revenue)	5.00	8-1-2021	2,710,000	3,103,221
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	424,407
Stanton CA Redevelopment Agency Escrow Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	135,000	135,751
Stanton CA Redevelopment Agency Unrefunded Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	265,000	266,439
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,207,975

11

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Bond Subordinate Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	4-1-2018	$400,000	$408,192
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Bond Subordinate Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	614,580
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	761,588
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	561,264
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	1,450,000	1,536,449
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	184,392
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	353,245
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	348,810
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	314,173
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	177,674
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2020	405,000	449,915
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2022	445,000	518,901
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2023	470,000	558,191
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	405,479
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	279,857
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	546,314
Sulphur Springs CA Union School CAB Anticipation Notes Series A (Miscellaneous Revenue) ¤	0.00	1-1-2018	2,750,000	2,743,345
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	275,000	280,308
Sulphur Springs CA Union School District Prerefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	295,000	306,204
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	280,000	284,651
Sulphur Springs CA Union School District Unrefunded Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	300,000	309,705
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,520,179
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	860,002
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,914,491
Sweetwater CA Union High School District PFA Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	2,500,000	2,592,325
Sweetwater CA Union High School District PFA Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,075,350
Sweetwater CA Union High School District PFA Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	708,790
Temecula CA PFA Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	412,558
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	882,145

12

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Tender Option Bond Trust Receipts/Certificates PFA Series 2015-XF1020 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.99%	11-1-2045	$4,000,000	$4,000,000
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	295,000	295,976
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A (Tax Revenue)	5.00	9-1-2025	1,000,000	1,192,100
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	406,664
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	567,003
University of California Series AK (Education Revenue)	5.00	5-15-2048	10,000,000	11,890,300
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,191,780
Vacaville CA Redevelopment Agency Tax Allocation Refunding Bond Subordinate Redevelopment Projects (Tax Revenue)	5.00	9-1-2020	600,000	665,208
Vacaville CA Redevelopment Agency Tax Allocation Refunding Bond Subordinate Redevelopment Projects (Tax Revenue)	5.00	9-1-2021	600,000	683,700
Vacaville CA Redevelopment Agency Tax Allocation Refunding Bond Subordinate Redevelopment Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,220,835
Vacaville CA Unified School District Series C (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	793,253
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	378,735
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	413,618
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	774,652
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	792,386
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,502,085
Vallejo CA Unified School District Series A (GO Revenue, National Insured)	5.90	2-1-2018	2,065,000	2,096,636
Vallejo CA Unified School Refunding Bond (GO Revenue)	5.00	8-1-2026	5,475,000	6,760,421
Ventura County CA PFA Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	405,765
Ventura County CA PFA Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	279,663
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	271,423
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	276,800
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	391,920
Walnut CA Energy Center Authority Refunding Bond Series A (Utilities Revenue)	5.00	1-1-2021	500,000	562,870
Washington Township CA Health Refunding Bond Series A (Health Revenue)	5.00	7-1-2023	600,000	685,116
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2018	575,000	589,346
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	278,861
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	294,302
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	321,517
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,923,824
Yuba City CA Redevelopment Agency Refunding Bond (Tax Revenue, AGM Insured)	5.00	9-1-2025	750,000	910,800

				674,837,007

Colorado : 0.54%
JPMorgan Chase PUTTER/DRIVER Trust Series 5008 (Health Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144Aø	1.03	6-1-2021	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates HCFR Series 2015-XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.11	1-1-2045	600,000	600,000
Tender Option Bond Trust Receipts/Certificates HCFR Series 2016-XG0068 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.05	12-1-2032	2,185,000	2,185,000

				3,785,000

13

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value

Guam : 0.31%
Guam Government Waterworks Authority (Water & Sewer Revenue)		5.00%	7-1-2022	$400,000	$447,424
Guam Power Authority Series A (Utilities Revenue, AGM Insured)		5.00	10-1-2019	1,640,000	1,752,980

					2,200,404

New York : 1.27%
New York NY Subordinate Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø		1.03	11-1-2026	5,900,000	5,900,000
New York NY Transitional Finance Authority Recovery Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø		0.98	8-1-2031	3,000,000	3,000,000

					8,900,000

Texas : 0.99%
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø		1.41	4-1-2040	7,000,000	7,000,000

Virgin Islands : 0.10%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Miscellaneous Revenue)		5.00	10-1-2025	1,000,000	709,980

Total Municipal Obligations (Cost $679,676,689)					697,432,391

		Yield		Shares

Short-Term Investments : 0.11%

Investment Companies : 0.11%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)		0.82		756,089	756,921

Total Short-Term Investments (Cost $756,809)					756,921

Total investments in securities (Cost $680,433,498)	99.20%				698,189,312
Other assets and liabilities, net	0.80				5,652,044

Total net assets	100.00%				$703,841,356

¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FHLMC	Federal Home Loan Mortgage Corporation

14

Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
RDFA	Redevelopment Finance Authority
SPA	Standby purchase agreement

15

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	642,989	68,144,527	68,031,427	756,089	$756,921	0.11%

Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments –September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$697,432,391	$0	$697,432,391
Short-term investments
Investment companies	756,921	0	0	756,921

Total assets	$756,921	$697,432,391	$0	$698,189,312

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.17%

California : 95.96%
ABC Unified School District CAB Election of 1997 Series B (GO Revenue, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,487,520
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,165,921
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Prerefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	2,955,000	2,925,509
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,000,720
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Unrefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	940,000	927,733
Alameda County CA Corridor Transportation Authority Prerefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,714,336
Alameda County CA Corridor Transportation Authority Unrefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	220,000	212,634
Alhambra CA Unified School District Election of 2008 Series B (GO Revenue, AGM Insured)	6.00	8-1-2029	4,100,000	4,852,227
Alvord CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.25	8-1-2037	1,620,000	1,883,509
Anaheim CA Housing & Public Improvements Authority Series A (Water & Sewer Revenue)	5.00	10-1-2046	2,000,000	2,259,080
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,406,084
Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	8,096,300
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,470,700
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	3,000,000	3,439,200
Antelope Valley CA Healthcare District Refunding Bond Series A (Health Revenue)	5.25	3-1-2036	3,000,000	3,132,660
Banning CA Financing Authority Refunding Bond Electric System Project (Utilities Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,747,100
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,262,415
Bay Area CA Toll Authority Toll Bridge Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,383,180
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,923,820
Beaumont CA Unified School District Election of 2008 Series D (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2044	2,000,000	2,374,820
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,187,130
Cabrillo CA Unified School District CAB Series A (GO Revenue, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,410,165
California (GO Revenue)	5.00	8-1-2025	15,000	15,051
California (GO Revenue)	5.00	8-1-2046	10,000,000	11,567,500
California (GO Revenue)	5.25	11-1-2040	3,000,000	3,365,010
California AMT Department of Veterans Affairs Series BZ (GO Revenue, National Insured)	5.35	12-1-2021	5,000	5,014
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,711,550
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,254,594
California Educational Facilities Authority Loma Linda University Series A (Education Revenue)	5.00	4-1-2042	2,645,000	2,993,161
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,365,580
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,349,320
California HFFA El Camino Hospital (Health Revenue)	5.00	2-1-2035	3,000,000	3,493,380
California HFFA Lucile Salter Packard Children’s Hospital at Standford Series A (Health Revenue)	5.00	11-15-2056	5,000,000	5,730,550

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00%	7-1-2030	$1,830,000	$2,149,976
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,150,120
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,088,510
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	105,629
California HFFA Providence Health & Services Series B (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.96	8-1-2035	5,250,000	5,250,000
California HFFA Refunding Bond Cedars Sinai Medical Center Series B (Health Revenue)	4.00	8-15-2039	10,500,000	11,011,875
California HFFA Refunding Bond Children’s Hospital Series A (Health Revenue)	5.00	8-15-2047	5,000,000	5,563,350
California HFFA Refunding Bond Sutter Health Series A (Health Revenue)	5.00	11-15-2048	5,000,000	5,763,550
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,545,098
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC) ø	0.89	11-1-2026	2,000,000	2,000,000
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,378,610
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	4.00	11-1-2021	850,000	884,128
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2025	1,025,000	1,160,228
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Education Revenue)	6.75	8-1-2033	1,525,000	1,700,177
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Education Revenue)	7.13	8-1-2043	1,000,000	1,125,200
California Municipal Finance Authority Refunding Bond Biola University Incorporated (Education Revenue)	5.00	10-1-2035	600,000	695,184
California Municipal Finance Authority Refunding Bond Channing House Project Series A (Health Revenue)	5.00	5-15-2034	1,000,000	1,175,280
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A (Health Revenue)	5.00	2-1-2047	4,000,000	4,457,320
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A (Health Revenue)	5.00	7-1-2047	1,400,000	1,565,900
California Municipal Finance Authority Refunding Bond Institute on Aging Project (Health Revenue)	5.00	8-15-2036	690,000	809,770
California Municipal Finance Authority Refunding Bond Institute on Aging Project (Health Revenue)	5.00	8-15-2037	1,120,000	1,310,232
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	3,000,000	3,020,010
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project (Education Revenue) 144A	5.00	7-1-2041	1,250,000	1,299,325
California Municipal Financing Authority University of the Pacific Program (Education Revenue)	5.00	11-1-2048	1,750,000	1,917,300
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project (Industrial Development Revenue) 144A	8.00	7-1-2039	2,000,000	2,210,880
California PFA NCCD-Claremont Properties LLC University Housing Project Series A (Housing Revenue) 144A	5.00	7-1-2047	2,950,000	3,181,221
California PFA Refunding Bond Henry Mayo Newhall Hospital (Health Revenue)	5.00	10-15-2037	500,000	556,890
California PFA Refunding Bond Henry Mayo Newhall Hospital (Health Revenue)	5.00	10-15-2047	4,000,000	4,389,360
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.15	8-1-2027	21,555,000	21,555,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.15	8-1-2027	27,665,000	27,665,000
California Prerefunded Bond (GO Revenue)	5.13	4-1-2033	2,415,000	2,467,043
California Prerefunded Bond (GO Revenue)	5.25	3-1-2038	1,535,000	1,563,797
California Prerefunded Bond (GO Revenue)	5.25	8-1-2038	985,000	1,021,425
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,432,856
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	7,935,270
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,621,040

2

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00%	4-1-2037	$4,925,000	$5,547,225
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	26,262,550
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,382,940
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,388,176
California Refunded Bond (GO Revenue)	5.13	4-1-2033	4,320,000	4,410,374
California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	4.00	8-1-2025	475,000	507,262
California School Finance Authority Green Dot Public Schools Projects (Education Revenue) 144A	5.00	8-1-2035	2,525,000	2,750,053
California School Finance Authority KIPP Louisiana School Projects Series A (Education Revenue) 144A	5.00	7-1-2035	1,000,000	1,123,440
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2036	945,000	962,416
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2046	2,100,000	2,118,501
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	505,000	506,677
California State Various Purpose (GO Revenue)	4.00	11-1-2047	5,000,000	5,284,950
California Statewide CDA Adventist Health System Series A (Health Revenue)	5.00	3-1-2045	2,500,000	2,788,800
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2033	1,650,000	1,927,398
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2035	1,000,000	1,157,580
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2038	2,000,000	2,295,900
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	5,150,000	5,651,971
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,770,315
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,753,005
California Statewide CDA Refunding Bond California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2032	1,135,000	1,262,302
California Statewide CDA Refunding Bond California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2041	1,875,000	2,019,656
California Statewide CDA Refunding Bond Front Porch Communities & Services Series A (Health Revenue)	5.00	4-1-2047	1,500,000	1,690,950
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,821,398
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	980,000	1,014,623
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	200,000	207,498
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	1,834,214
California Statewide CDA University of California Irvine Campus Apartments Phase IV Series A (Education Revenue)	5.00	5-15-2047	5,000,000	5,731,550
California Statewide CDA University of California Irvine Campus Apartments Phase IV Series A (Housing Revenue)	5.00	5-15-2050	4,000,000	4,556,840
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,043,682
California Statewide Index Floating Rate Series B (1 Month LIBOR +0.76%) (GO Revenue) ±	1.63	12-1-2031	2,500,000	2,513,950
California University Systemwide Refunding Bond Series A (Education Revenue)	4.00	11-1-2038	8,000,000	8,440,160
California University Systemwide Refunding Bond Series A (Education Revenue)	5.00	11-1-2045	6,400,000	7,394,112
California Unrefunded Bond (GO Revenue)	5.25	8-1-2038	940,000	972,063
California Various Purpose Refunding Bond (GO Revenue)	5.00	9-1-2035	35,000,000	41,344,100
California Various Purposes (GO Revenue)	5.00	9-1-2029	1,475,000	1,690,940
California Various Purposes (GO Revenue)	5.00	10-1-2029	7,000,000	7,528,780
California Various Purposes (GO Revenue)	5.00	9-1-2032	5,100,000	5,972,151
California Various Purposes (GO Revenue)	5.00	2-1-2038	5,000,000	5,731,300
California Various Purposes (GO Revenue)	5.25	9-1-2028	5,000,000	5,783,950

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Various Purposes (GO Revenue)	5.25%	10-1-2029	$800,000	$865,048
California Various Purposes (GO Revenue)	5.25	4-1-2035	12,640,000	14,703,606
California Various Purposes (GO Revenue)	5.60	3-1-2036	8,715,000	9,650,555
California Various Purposes (GO Revenue)	5.75	4-1-2029	1,600,000	1,710,480
California Various Purposes (GO Revenue)	5.75	4-1-2031	3,380,000	3,622,346
California Various Purposes (GO Revenue)	6.00	4-1-2035	2,140,000	2,298,082
California Various Purposes (GO Revenue)	6.00	4-1-2038	23,465,000	25,187,331
California Various Purposes Prerefunded Series 2017 (GO Revenue)	5.25	3-1-2038	635,000	646,773
California Various Purposes Unrefunded Bond Series 2017 (GO Revenue)	5.25	3-1-2038	130,000	132,253
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	9-1-2047	5,000,000	5,948,750
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,688,424
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	1,019,876
Center Unified School District California CAB Series C (GO Revenue, National Insured) ¤	0.00	9-1-2021	5,000,000	4,704,900
Centinela Valley CA Union High School District Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	2,500,000	3,138,050
Centinela Valley CA Union High School District Election of 2008 Series C (GO Revenue)	5.00	8-1-2035	2,000,000	2,349,540
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	225,000	228,132
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2029	1,750,000	1,251,093
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2033	1,500,000	897,375
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,009,990
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2024	1,000,000	864,430
Compton CA Community College CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2035	3,445,000	1,699,625
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,240,160
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	3,800,000	3,831,958
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.50	9-1-2032	2,000,000	2,006,780
Contra Costa County CA Community College District Election of 2006 (GO Revenue)	5.00	8-1-2038	3,250,000	3,754,498
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	130,000	148,710
Delano CA Union High School Election of 2010 Series B (GO Revenue, AGM Insured)	5.75	8-1-2035	4,510,000	5,067,481
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,741,110
El Dorado CA Irrigation District Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,347,740
Elk Grove CA Financing Authority Special Tax Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,694,310
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,115,000	1,118,635
Escondido CA Union High School CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,516,906
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	2,000,000	2,295,420
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	665,000	665,166
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,890,126
Foothill-Eastern Corridor CA Transportation Agency Subordinate Series B-3 (Transportation Revenue)	5.50	1-15-2053	8,000,000	9,142,800
Fremont CA Community Facilities District #1 Refunding Bond (Tax Revenue)	5.00	9-1-2040	2,700,000	2,970,837

4

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Fullerton CA Joint Union High School Project Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00%	9-1-2035	$1,385,000	$1,601,185
Garden Grove CA Unified School District Election of 2010 Series C (GO Revenue)	5.25	8-1-2037	2,000,000	2,362,520
Gilroy CA Unified School District Election of 2008 Series A (GO Revenue, AGC Insured)	6.00	8-1-2027	1,000,000	1,093,080
Golden State Tobacco Securitization Corporation CA Tobacco Settlement Refunding Bond Series A-1 (Tobacco Revenue)	5.00	6-1-2029	2,500,000	2,934,200
Hayward CA Unified School District Refunding Bond (GO Revenue)	5.00	8-1-2038	6,000,000	6,754,200
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,702,500
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2040	3,715,000	4,276,708
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2045	1,060,000	1,209,598
Imperial CA Irrigation District Electric System Refunding Bond Series C (Utilities Revenue)	5.00	11-1-2038	2,500,000	2,919,650
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates (Housing Revenue)	5.00	8-15-2030	1,000,000	1,125,830
Inglewood CA Redevelopment Successor Agency Tax Allocation Refunding Bond Subordinate Lien Merged Redevelopment Project Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2034	500,000	584,145
Inglewood CA Redevelopment Successor Agency Tax Allocation Refunding Bond Subordinate Lien Merged Redevelopment Project Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2038	305,000	352,470
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	4,000,000	4,562,200
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2025	725,000	859,865
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2026	400,000	470,740
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2042	1,500,000	1,655,955
Irvine CA Unified School District Community Facilities District #09-1 Series B (Tax Revenue)	5.00	9-1-2042	1,000,000	1,132,270
Irvine CA Unified School District Community Facilities District #09-1 Series C (Tax Revenue)	5.00	9-1-2047	1,000,000	1,127,300
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,715,085
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,849,790
Lancaster CA Redevelopment Agency Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,200,080
Lancaster CA Redevelopment Agency Tax Allocation Refunding Bond Combined Redevelopment Project Areas (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,200,000	1,397,232
Long Beach CA Financing Authority Refunding Bond (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	250,000	250,905
Long Beach CA Unified School District CAB Election of 2008 Series B (GO Revenue) ¤	0.00	8-1-2035	2,000,000	1,070,720
Long Beach CA Unified School District Prerefunded Bond Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	1,435,000	1,554,679
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	95,000	102,661
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	1,540,000	1,546,545
Los Angeles CA Community College District Refunding Bond (GO Revenue)	4.00	8-1-2038	10,000,000	10,575,100
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,336,034
Los Angeles CA Department of Apartments AMT Subordinated Series A (Airport Revenue)	5.00	5-15-2047	3,000,000	3,449,670
Los Angeles CA Department of Water and Power Series E (Utilities Revenue)	5.00	7-1-2044	12,475,000	14,368,580
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	15,000	15,480
Los Angeles CA Public Works Financing Authority Series A (Miscellaneous Revenue)	5.00	12-1-2039	2,860,000	3,320,603

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Lynwood CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00%	8-1-2033	$5,000	$5,778
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,705,160
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,344,334
Merced CA City School District Election of 2014 (GO Revenue)	5.00	8-1-2045	1,000,000	1,151,560
Merced CA Irrigation District Financing Authority Electric System Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2042	1,000,000	1,162,380
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,625,080
Merced CA Union High School District CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2018	2,135,000	2,115,315
Merced CA Union High School District CAB Series C (GO Revenue) ¤	0.00	8-1-2032	3,380,000	2,082,655
Modesto CA Irrigation District Financing Authority Series A (Utilities Revenue)	5.00	10-1-2040	3,500,000	3,976,210
Montclair CA PFA Lease Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2035	2,400,000	2,735,400
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,136,267
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2024	1,610,000	1,400,233
Natomas CA Unified School District Series 1999 (GO Revenue, National Insured)	5.95	9-1-2021	460,000	499,109
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	45,000	52,708
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO Revenue, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,339,320
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2035	2,545,000	2,901,478
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2036	4,000,000	4,548,200
Oakland CA Unified School District Election of 2012 (GO Revenue)	5.50	8-1-2023	500,000	593,825
Oakland CA Unified School District Election of 2012 (GO Revenue)	6.63	8-1-2038	7,750,000	9,348,515
Oakland CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2040	3,500,000	4,049,115
Orange County CA Community Facilities District #2015-1 Esencia Village Series A (Tax Revenue)	5.25	8-15-2045	2,000,000	2,231,780
Oxnard CA School District Election of 2012 Series D (GO Revenue, AGM Insured)	5.00	8-1-2034	1,695,000	1,968,709
Pajaro Valley CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2038	1,700,000	1,963,891
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	65,000	65,095
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	500,795
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,256,441	1,276,619
Paramount CA Unified School District CAB Election of 2006 (GO Revenue) ¤	0.00	8-1-2033	2,500,000	1,427,375
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	195,000	197,673
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	865,000	896,737
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	4,575,000	4,622,626
Pomona CA Unified School District Series A (GO Revenue, National Insured)	6.55	8-1-2029	1,480,000	1,933,886
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO Revenue) ¤	0.00	8-1-2024	1,800,000	1,555,974
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,180,944
Redding CA Joint Powers Financing Authority Election System Series A (Utilities Revenue)	5.00	6-1-2032	440,000	507,822
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,226,902
Rialto CA Unified School District CAB Election of 2010 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,668,151
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	5,000,000	5,371,250
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,142,825
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	7,899,600

6

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00%	5-1-2022	$4,105,000	$4,230,613
Riverside County CA Southwest California Community Finance Authority (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,159,555
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,196,031
Roseville CA Refunding Bond Fiddyment Ranch Community Facilities District #1 Series A (Tax Revenue)	5.00	9-1-2035	1,500,000	1,702,455
Sacramento CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,070,440
Sacramento CA Certificate of Participation Animal Care & Youth Detention Facilities (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,088,494
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,514,799
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	1,750,000	1,861,930
Sacramento CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,432,313
Sacramento CA Unified School District Election of 2012 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,173,420
Sacramento CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2033	2,735,000	3,189,256
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,468,960
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,770,000	5,785,464
San Bernardino County CA Community Election of 2008 Series D (GO Revenue)	5.00	8-1-2045	2,000,000	2,303,120
San Bernardino County CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2040	8,000,000	9,170,080
San Buenaventura CA PFFA Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,520,320
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2040	990,000	1,089,307
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2046	1,195,000	1,307,665
San Diego CA Community College Election of 2002 (GO Revenue)	5.00	8-1-2031	4,000,000	4,734,120
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	787,216
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,063,731
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	641,131
San Diego County CA Regional Airport AMT Subordinated Series B (Airport Revenue)	5.00	7-1-2047	4,500,000	5,157,675
San Diego County CA Regional Transportation Community Limited Tax Series D (Tax Revenue, State Street Bank & Trust Company SPA) ø	0.90	4-1-2038	8,500,000	8,500,000
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	3,000,000	3,461,610
San Francisco City & County CA Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,183,690
San Francisco City & County CA Redevelopment Agency CAB Mission Bay South Redevelopment Project Subordinate Series D (Tax Revenue) 144A¤	0.00	8-1-2026	4,000,000	2,577,000
San Francisco City & County CA Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,863,500
San Francisco City & County CA Redevelopment Agency Tax Transbay Infrastructure Project Third Lien Series B (Tax Revenue, AGM Insured)	5.00	8-1-2046	1,500,000	1,714,035
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.00	8-1-2032	1,750,000	1,982,225
San Gorgonio CA Memorial Healthcare Refunding Bond (GO Revenue)	5.50	8-1-2028	2,525,000	3,040,479
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2033	3,195,000	3,764,477
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2034	3,315,000	3,887,467
San Jose CA Airport AMT Refunding Bond Series A (Airport Revenue)	5.00	3-1-2047	4,000,000	4,567,600
San Jose CA Airport Refunding Bond Series B (Airport Revenue)	5.00	3-1-2042	1,750,000	2,026,045

7

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Jose CA Libraries & Parks Project (GO Revenue)	5.13%	9-1-2031	$2,040,000	$2,088,022
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,851,125
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	953,145
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,141,858
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,658,967
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,710,000	1,978,983
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,519,207
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,573,327
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A (Miscellaneous Revenue)	5.00	12-1-2041	500,000	527,080
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2033	7,000,000	2,469,950
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2036	11,130,000	3,063,644
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	6,915,000	2,243,779
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	2,990,000	970,195
San Rafael CA City High School District CAB Election of 2002 Series B (GO Revenue, National Insured) ¤	0.00	8-1-2023	1,260,000	1,127,637
San Ysidro CA School District Certificates School Facilities Bridge Funding Program (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2037	250,000	279,880
San Ysidro CA School District Certificates School Facilities Bridge Funding Program (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2042	625,000	702,169
San Ysidro CA School District Certificates School Facilities Bridge Funding Program (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2047	1,000,000	1,118,930
Sanger CA Unified School District Refunding Bond (GO Revenue, National Insured)	5.60	8-1-2023	1,260,000	1,357,259
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,298,140
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2038	15,000,000	6,904,650
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,326,653
Santa Rosa CA High School District (GO Revenue)	5.00	8-1-2024	1,005,000	1,168,483
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2028	1,000,000	1,160,650
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2032	1,500,000	1,701,390
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2037	1,750,000	1,951,373
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,164,735
Sonoma CA CDA Successor Agency Tax Allocation Sonoma Redevelopment Project (Tax Revenue, National Insured)	5.00	6-1-2033	1,325,000	1,546,911
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO Revenue) ¤	0.00	8-1-2027	1,020,000	767,887
South Pasadena CA Unified School District Series A (GO Revenue, FGIC Insured)	5.55	11-1-2020	410,000	441,066
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,198,620
Stockton CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2038	1,025,000	1,181,651
Sutter Butte CA Flood Control Agency (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	4,073,453
Tender Option Bond Trust Receipts/Certificates CDA Series 2015-XF1035 (Miscellaneous Revenue, AGM Insured, Deutsche Bank LIQ) 144Aø	1.02	11-15-2049	5,760,000	5,760,000

8

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Tender Option Bond Trust Receipts/Certificates HCFR Series 2016-XG0048 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.96%	8-15-2042	$16,000,000	$16,000,000
Tender Option Bond Trust Receipts/Certificates PFA Series 2015-XF1020 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.99	11-1-2045	1,250,000	1,250,000
Tender Option Bond Trust Receipts/Certificates Santa Clara County CA San Jose Unified School District Series 2015 (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.09	8-1-2022	850,000	850,000
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,286,072
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGC Insured)	6.25	10-1-2033	1,000,000	1,050,820
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGC Insured)	5.25	4-1-2027	3,000,000	3,064,260
Tulare CA Sewer Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2041	1,500,000	1,724,235
Turlock CA Irrigation District Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50	1-1-2041	2,000,000	2,262,080
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2040	750,000	825,233
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2045	1,000,000	1,094,280
Union City CA Community RDA (Tax Revenue, AGC Insured)	5.25	10-1-2033	8,000,000	8,996,560
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2036	1,000,000	1,167,730
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,620,990
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	11,669,300
University of California Series AF (Education Revenue, Deutsche Bank LIQ) 144Aø	0.97	5-15-2036	5,250,000	5,250,000
University of California Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,307,440
Vacaville CA Unified School District (Miscellaneous Revenue, AGC Insured)	6.50	12-1-2034	1,260,000	1,343,242
Vallejo CA Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,162,980
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	4,875,005
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,659,658
Washington Township CA Health Care District Election of 2004 Series B (GO Revenue)	5.50	8-1-2038	1,500,000	1,817,955
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2026	1,190,000	1,367,322
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2042	1,000,000	1,099,570
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)	5.25	8-1-2024	1,350,000	1,549,881
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO Revenue)	6.00	8-1-2027	1,080,000	1,447,783
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,660,400
Wiseburn CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,180,640
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	1,295,000	1,225,459

				1,029,217,888

Colorado : 0.14%
Tender Option Bond Trust Receipts/Certificates HCFR Series 2015-XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.11	1-1-2045	1,460,000	1,460,000

Guam : 0.57%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,055,130
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,645,515
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.50	7-1-2043	3,125,000	3,453,219

				6,153,864

New Jersey : 0.20%
New Jersey TTFA Series DC-8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.17	12-15-2022	2,205,000	2,205,000

9

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

New York : 1.20%
New York NY Fiscal 2008 Subordinate Series J-6 (GO Revenue, Landesbank Hessen-Thüringen LOC) ø	0.97%	8-1-2024	$1,225,000	$1,225,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2006 Subordinate Series AA (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.03	6-15-2032	1,150,000	1,150,000
New York NY Subordinate Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	1.03	11-1-2026	500,000	500,000
New York NY Transitional Finance Authority Recovery Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.98	8-1-2031	2,100,000	2,100,000
New York NY Transitional Finance Authority Subordinate Series A-2 (Tax Revenue, Dexia Credit Local LIQ) ø	1.03	11-1-2022	7,900,000	7,900,000

				12,875,000

Texas : 1.03%
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.41	4-1-2040	10,100,000	10,100,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Subordinate Series D (Resource Recovery Revenue) ø	1.41	11-1-2040	1,000,000	1,000,000

				11,100,000

Virgin Islands : 0.07%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,000,000	709,980

Total Municipal Obligations (Cost $985,014,761)				1,063,721,732

	Yield		Shares
Short-Term Investments : 0.11%

Investment Companies : 0.11%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.82		1,179,744	1,181,042

Total Short-Term Investments (Cost $1,180,983)				1,181,042

Total investments in securities (Cost $986,195,744)	99.28%	1,064,902,774
Other assets and liabilities, net	0.72	7,677,207

Total net assets	100.00%	$1,072,579,981

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association

10

Wells Fargo California Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

GO	General obligation
HCFR	Healthcare facilities revenue
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	10,159,983	93,376,199	102,356,438	1,179,744	$1,181,042	0.11%

Wells Fargo California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,063,721,732	$0	$1,063,721,732
Short-term investments
Investment companies	1,181,042	0	0	1,181,042

Total assets	$1,181,042	$1,063,721,732	$0	$1,064,902,774

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.45%

Arizona : 1.15%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,104,710

California : 2.49%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,152,730
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,241,520

				2,394,250

Colorado : 90.88%
Adams County CO Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-15-2026	2,070,000	2,526,476
Adams County CO Rangeview Library District Certificate of Participation Series 2015 (Miscellaneous Revenue, AGM Insured)	5.00	12-15-2029	1,000,000	1,169,350
Arapahoe County CO Copperleaf Metropolitan District #2 (GO Revenue)	5.75	12-1-2045	500,000	529,435
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	503,625
Arvada CO Jefferson Center Metropolitan District #1 (Tax Revenue)	4.75	12-1-2026	1,000,000	1,006,000
Aspen Valley Hospital District Refunding Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	656,664
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,160,900
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A (GO Revenue)	5.25	12-1-2047	1,000,000	1,038,270
Aurora CO E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	2,154,480
Aurora CO Park 70 Metropolitan District (GO Revenue)	5.00	12-1-2046	1,000,000	1,067,380
Broomfield CO Great Western Park Metropolitan District #2 (GO Revenue)	5.00	12-1-2046	825,000	829,389
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2032	150,000	157,070
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	866,223
Colorado Board of Governors State University System Enterprise Bonds Series E1 (Education Revenue)	5.00	3-1-2040	2,000,000	2,264,340
Colorado Department of Transportation Certificate of Participation Series 2017 (Miscellaneous Revenue)	5.00	6-15-2032	500,000	590,845
Colorado Department of Transportation Certificate of Participation Series 2017 (Miscellaneous Revenue)	5.00	6-15-2041	2,500,000	2,870,350
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	1,000,000	1,052,360
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,091,720
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,093,170
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A (Education Revenue) 144A	4.13	7-1-2026	625,000	631,800
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	500,000	482,375
Colorado ECFA Charter School Ben Franklin Academy Project (Education Revenue)	5.00	7-1-2036	750,000	830,085
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	450,000	451,463
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,143,887
Colorado ECFA Charter School District Montessori Charter School Project (Education Revenue)	5.00	7-15-2037	1,150,000	1,226,521
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	509,635
Colorado ECFA Charter School Refunding and Improvement Bonds Flagstaff Academy Project 2015 (Education Revenue)	5.00	8-1-2036	335,000	370,755

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 (Education Revenue) 144A	4.13%	7-1-2024	$500,000	$510,175
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	5.00	12-15-2028	600,000	655,656
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,405,579
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,974,293
Colorado ECFA Student Housing Campus Village Apartment Project (Miscellaneous Revenue)	5.50	6-1-2033	1,735,000	1,786,981
Colorado ECFA Twin Peaks Charter Academy (Education Revenue)	6.75	11-15-2028	750,000	798,383
Colorado Health Facilities Authority Adventist Health Sunbelt Series C (Health Revenue)	5.00	11-15-2036	500,000	605,645
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,042,820
Colorado Health Facilities Authority Covenant Retirement Communities Series 2012C (Health Revenue)	5.00	12-1-2022	1,000,000	1,127,880
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A (Health Revenue)	5.00	6-1-2040	1,000,000	1,084,700
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,155,150
Colorado Health Facilities Authority Sunny Vista Living Center Series A (Health Revenue) 144A	5.00	12-1-2025	670,000	682,147
Colorado HFA Fraiser Meadows Retirement Community Project Series 2017A (Health Revenue)	5.25	5-15-2047	1,000,000	1,067,690
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	516,940
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,345,644
Colorado International Center Metropolitan District #3 Refunding Bonds (GO Revenue)	4.63	12-1-2031	635,000	613,175
Colorado Park Creek Metropolitan District Refunding Bonds Series A (Tax Revenue)	5.00	12-1-2045	500,000	538,870
Colorado Parker Homestead Metropolitan District Refunding and Improvement Bonds (GO Revenue)	5.63	12-1-2044	1,000,000	1,048,870
Colorado Regional Transportation District Certificate of Participation Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,729,800
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,248,180
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,007,260
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,164,800
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,469,710
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,388,788
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,298,640
Denver CO City & County Excise Tax Series A (Tax Revenue, AGC Insured)	6.00	9-1-2021	2,000,000	2,188,820
Denver CO Health and Hospital Authority Refunding Bonds Series 2017A (Health Revenue) 144A	5.00	12-1-2034	500,000	552,425
Denver CO School District #1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2035	1,000,000	1,162,730
Denver CO School District #1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2045	1,200,000	1,371,588
Douglas County CO Stonegate Village Metropolitan District (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2045	525,000	582,372
East Cherry Creek Valley CO Water and Sanitation District (Water & Sewer Revenue)	5.00	11-15-2032	750,000	884,100
El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,442,770
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,310,000	1,366,160

2

Wells Fargo Colorado Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25%	12-15-2038	$1,265,000	$1,411,221
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	774,974
Longmont CO Certificate of Participation Series 2014 (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,142,130
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	50,000	50,201
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	348,715
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	2,000,000	2,305,320
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.11	1-1-2045	1,300,000	1,300,000
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B (Tax Revenue)	5.00	12-1-2034	1,375,000	1,594,491
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,136,100
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,170,380
Weld County CO Eaton Area Park and Recreation District Series 2015 (GO Revenue)	5.50	12-1-2038	1,075,000	1,167,590
Westminster CO Certificate of Participation Series 2015A (Miscellaneous Revenue)	5.00	12-1-2035	2,000,000	2,324,100
Wheatlands CO (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	574,875

				87,393,406

Guam : 1.67%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,055,130
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	549,970

				1,605,100

Maryland : 0.48%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	253,213
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	213,173

				466,386

Pennsylvania : 1.78%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	549,480
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)	5.00	7-1-2032	1,000,000	1,163,310

				1,712,790

Total Municipal Obligations (Cost $89,109,793)				94,676,642

	Yield		Shares

Short-Term Investments : 0.22%

Investment Companies : 0.22%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.82		211,536	211,769

Total Short-Term Investments (Cost $211,754)				211,769

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Colorado Tax-Free Fund

		Value

Total investments in securities (Cost $89,321,547)	98.67%	$94,888,411
Other assets and liabilities, net	1.33	1,274,248

Total net assets	100.00%	$96,162,659

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
National	National Public Finance Guarantee Corporation

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	187,524	4,177,364	4,153,352	211,536	$211,769	0.22%

Wells Fargo Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$94,676,642	$0	$94,676,642
Short-term investments
Investment companies	211,769	0	0	211,769

Total assets	$211,769	$94,676,642	$0	$94,888,411

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.62%

Alabama : 1.32%
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$990,780
Jefferson County AL Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	632,132

				1,622,912

Arizona : 2.50%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	265,365
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	1,000,000	1,022,680
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	135,000	146,587
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	565,110
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	500,000	507,045
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	525,000	565,730

				3,072,517

California : 6.78%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	500,000	573,200
California CDA Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	100,000	100,394
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Education Revenue)	7.13	8-1-2043	250,000	281,300
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project (Industrial Development Revenue) 144A	8.00	7-1-2039	1,000,000	1,105,440
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,087,780
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,097,470
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	499,465
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	236,363
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	108,786
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.50	9-1-2032	2,585,000	2,593,763
San Francisco City & County CA Redevelopment Agency CAB Mission Bay South Redevelopment Project Subordinate Series D (Tax Revenue) 144A¤	0.00	8-1-2026	1,000,000	644,250

				8,328,211

Colorado : 9.52%
Arapahoe County CO Copperleaf Metropolitan District #2 (GO Revenue)	5.75	12-1-2045	500,000	529,435
Arvada CO Jefferson Center Metropolitan District #1 (Tax Revenue)	4.75	12-1-2026	1,280,000	1,287,680
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A (GO Revenue)	5.25	12-1-2047	1,000,000	1,038,270
Big Dry Creek Metropolitan District Colorado Refunding & Improvement Bonds Limited Tax Series A (GO Revenue)	5.75	12-1-2047	1,000,000	1,012,910
Centerra Metropolitan District #1 Colorado Special Revenue Refunding & Improvement Bonds (Tax Revenue)	5.00	12-1-2029	1,000,000	1,076,910
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	500,000	560,685
Eaton CO Area Park & Recreation District (GO Revenue)	5.00	12-1-2023	810,000	893,989
Eaton CO Area Park & Recreation District (GO Revenue)	5.50	12-1-2030	475,000	522,871
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,700,000	1,772,879
Pueblo CO Urban Renewal Authority Regional Tourism Act Project (Tax Revenue)	5.00	6-1-2036	1,000,000	996,320

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.11%	1-1-2045	$2,000,000	$2,000,000

				11,691,949

Connecticut : 0.33%
Hartford CT Series A (GO Revenue)	4.00	4-1-2032	325,000	211,266
Hartford CT Series A (GO Revenue)	5.00	4-1-2024	105,000	78,769
Hartford CT Series B (GO Revenue)	5.00	4-1-2033	50,000	34,002
Hartford CT Unrefunded Bond Series A (GO Revenue)	5.00	4-1-2029	45,000	32,405
Hartford CT Unrefunded Bond Series A (GO Revenue)	5.00	4-1-2030	70,000	49,704

				406,146

Delaware : 0.83%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,000,000	1,023,100

District of Columbia : 0.38%
District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	461,057

Florida : 1.98%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	292,165
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	249,993
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A (Education Revenue) 144A	6.00	9-15-2045	1,000,000	1,040,350
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	835,000	850,072

				2,432,580

Georgia : 2.08%
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A1 (Health Revenue)	7.00	1-1-2040	1,000,000	1,036,110
Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C (Housing Revenue)	5.00	7-15-2028	800,000	889,464
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) ¤144A	7.00	6-1-2049	1,000,000	632,640

				2,558,214

Guam : 0.24%
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	296,847

Idaho : 0.51%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	335,000	356,410
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	264,563

				620,973

Illinois : 16.98%
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	500,000	403,605
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2024	1,000,000	772,120
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2025	500,000	367,935
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	1,000,000	636,190
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2021	250,000	252,905

2

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Midway Airport Refunding Bond Second Lien Series A (Airport Revenue)	5.00%	1-1-2031	$1,000,000	$1,135,220
Chicago IL O’Hare International Airport Revenue Bond Series B (Airport Revenue)	6.00	1-1-2041	150,000	172,814
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2032	1,500,000	1,652,085
Chicago IL Sales Tax Series A (Tax Revenue)	5.00	1-1-2041	1,000,000	1,047,890
Chicago IL Series A (GO Revenue)	5.00	1-1-2033	310,000	322,505
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	500,000	503,735
Chicago IL Series A (GO Revenue)	6.00	1-1-2038	1,500,000	1,735,080
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	700,000	773,444
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	1,000,000	1,088,402
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	730,000	553,822
Cook County IL School District #148 Dolton Series E (GO Revenue, AGM Insured)	4.75	12-1-2025	450,000	465,638
Illinois (GO Revenue)	5.00	3-1-2033	2,000,000	2,093,480
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	250,000	279,855
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A (Education Revenue) 144A	5.25	12-1-2025	800,000	812,152
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	670,000	731,573
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	717,631
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	500,000	551,200
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,000,000	742,790
Lake County IL Community Unit School District #187 North Chicago Series A (GO Revenue, AGM Insured) ¤	0.00	1-1-2023	590,000	470,578
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	84,582
Will County IL Lincoln-Way Community High School District #210 (GO Revenue)	4.00	1-1-2022	525,000	514,710
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	3.25	1-1-2030	200,000	163,062
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	984,630
Will County IL Lincoln-Way Communty High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2027	685,000	406,000
Will County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2033	1,000,000	407,500

				20,843,133

Indiana : 2.32%
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2043	1,560,000	1,645,972
Indiana Business Finance Authority Refunding Bond Marquette Project Series A (Health Revenue)	5.00	3-1-2030	1,100,000	1,201,134

				2,847,106

Kansas : 1.60%
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	935,000	942,686
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	3,000,000	1,016,310

				1,958,996

Kentucky : 0.83%
Kentucky EDFA Refunding Bond Rosedale Green Project (Health Revenue)	5.50	11-15-2035	1,000,000	1,014,320

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Maryland : 0.87%
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue) 144A	6.90%	8-1-2041	$1,000,000	$1,066,170

Michigan : 7.85%
Charyl Stockwell Academy Michigan Public School Refunding Bond (Miscellaneous Revenue)	4.88	10-1-2023	390,000	399,578
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	248,848
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	142,203
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	14,006
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	580,000	381,588
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	1,000,000	994,690
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	254,440
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	1,000,000	1,040,010
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,141,560
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,104,050
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,077,640
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	950,770
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	225,423
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	195,000	155,979
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	302,500	309,585
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	245,000	243,111
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	940,000	954,645

				9,638,126

Minnesota : 1.09%
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.40	7-1-2025	160,000	168,942
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.00	7-1-2030	195,000	207,480
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.25	7-1-2037	190,000	200,629
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70	8-1-2026	335,000	347,432
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	414,308

				1,338,791

Mississippi : 1.25%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project (Resource Recovery Revenue) 144A	5.00	2-1-2036	1,500,000	1,539,735

Missouri : 1.45%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	765,000	774,402
Richmond Heights MO Francis Place Redevelopment Project (Tax Revenue)	5.63	11-1-2025	1,000,000	1,000,100

				1,774,502

New Jersey : 4.40%
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	211,716
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	274,333

4

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, National Insured)	5.00%	3-1-2030	$1,000,000	$1,075,610
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	1,000,000	546,290
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,000,000	2,218,560
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	1,000,000	1,079,290

				5,405,799

New York : 8.40%
Green Island NY Power Authority Power System (Utilities Revenue) ##	6.00	12-15-2020	730,000	736,285
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,094,380
New York Dormitory Authority Non State Supported Debt University of Rochester Series C (Education Revenue, JPMorgan Chase & Company LOC) ø	0.94	7-1-2033	3,455,000	3,455,000
New York NY IDAG 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC) ø	0.95	10-1-2042	655,000	655,000
New York NY Transitional Finance Authority Recovery Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.98	8-1-2031	2,600,000	2,600,000
New York NY Transitional Finance Authority Subordinate Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.98	11-1-2022	1,000,000	1,000,000
Oyster Bay NY Public Improvement Bonds (GO Revenue)	3.00	8-15-2020	500,000	491,190
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	275,443

				10,307,298

Ohio : 2.07%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	516,305
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue)	3.95	11-1-2032	1,000,000	457,500
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	3.75	12-1-2023	1,000,000	457,500
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2039	1,000,000	1,113,230

				2,544,535

Oregon : 0.69%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	240,000	249,854
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A (Health Revenue)	5.00	7-1-2025	550,000	594,270

				844,124

Pennsylvania : 6.98%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	135,000	142,002
Chester County PA HEFA Immaculata University Project (Education Revenue)	5.50	10-15-2025	825,000	826,048
Chester PA Upland School District (GO Revenue)	4.75	9-15-2027	1,725,000	1,607,045
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	549,480
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2026	1,655,000	1,925,162
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	414,960
Philadelphia PA State Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2031	1,000,000	1,074,970
Quakertown PA General Authority Refunding Bond Health Lifequest Obligated Group Series C (Health Revenue)	5.30	7-1-2042	1,000,000	972,380

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Scranton PA RDA Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00%	11-15-2021	$1,000,000	$1,056,360

				8,568,407

Puerto Rico : 0.03%
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)	6.00	8-1-2024	1,175,000	38,188

South Carolina : 0.59%
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	155,000	164,029
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	557,585

				721,614

Tennessee : 0.74%
Bristol TN Industrial Development Board Sales Tax CAB Series B (Tax Revenue) 144A¤	0.00	12-1-2031	2,000,000	908,020

Texas : 5.45%
Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	333,200
Hackberry TX Special Assessment Public Improvement District #3 Phase #13 (Miscellaneous Revenue)	6.00	9-1-2026	200,000	224,268
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	940,000	961,752
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue, Motiva Enterprises LLC LOC) ø	1.41	4-1-2040	2,000,000	2,000,000
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	3.88	8-15-2026	1,015,000	995,888
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A (Education Revenue)	5.00	8-15-2036	655,000	666,711
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	1,000,000	1,049,200
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	234,766
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	230,998

				6,696,783

Utah : 0.83%
Utah Finance Authority Charter School Revenue Spectrum Academy Project (Education Revenue) 144A	5.00	4-15-2030	1,000,000	1,023,220

Virgin Islands : 1.82%
Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75	10-1-2019	1,065,000	964,155
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2039	2,000,000	1,275,400

				2,239,555

Virginia : 1.20%
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B (Miscellaneous Revenue)	6.50	8-1-2028	1,465,000	1,475,753

Washington : 1.79%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	268,155
Washington Housing Finance Commission Bayview Manor Homes Series A (Health Revenue) 144A	4.00	7-1-2026	920,000	934,932

6

Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B-3 (Health Revenue) 144A	4.38%	1-1-2021	$1,000,000	$988,750

				2,191,837

West Virginia : 1.46%
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A (Tax Revenue) 144A%%	5.75	6-1-2043	1,500,000	1,510,905
West Virginia Hospital Finance Authority Thomas Health System (Health Revenue)	6.25	10-1-2023	270,000	276,526

				1,787,431

Wisconsin : 1.46%
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)	4.13	10-1-2024	270,000	276,874
Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)	5.00	7-1-2024	465,000	501,391
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A	5.63	7-1-2045	1,000,000	1,017,500

				1,795,765

Total Municipal Obligations (Cost $118,937,168)				121,083,714

	Yield		Shares

Short-Term Investments : 0.75%

Investment Companies : 0.75%
Wells Fargo Municipal Cash Management Fund Institutional Class ##(l)(u)	0.82		917,586	918,595

Total Short-Term Investments (Cost $918,481)				918,595

Total investments in securities (Cost $119,855,649)	99.37%	122,002,309
Other assets and liabilities, net	0.63	776,872

Total net assets	100.00%	$122,779,181

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

7

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo High Yield Municipal Bond Fund

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

8

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	737,461	15,342,491	15,162,366	917,586	$918,595	0.75%

Wells Fargo High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$121,083,714	$0	$121,083,714
Short-term investments
Investment companies	918,595	0	0	918,595

Total assets	$918,595	$121,083,714	$0	$122,002,309

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.80%

Alabama : 0.21%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,659,140
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	2,715,000	2,816,134

				5,475,274

Alaska : 0.04%
Valdez AK Marine Terminal BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2021	1,000,000	1,109,090

Arizona : 1.70%
Arizona Refunding Certificate of Participation (Miscellaneous Revenue)	5.00	9-1-2027	3,040,000	3,634,533
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,444,975
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	882,983
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,129,610
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (GO Revenue, AGM Insured)	5.00	7-15-2025	585,000	688,136
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2024	1,575,000	1,806,037
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2025	1,270,000	1,448,105
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.00	7-1-2027	420,000	494,042
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.50	7-1-2029	960,000	1,161,245
Maricopa County AZ Industrial Development Authority Bond (Health Revenue) %%	5.00	1-1-2048	1,000,000	1,185,010
McAllister AZ Arizona State University Hassayampa Academic Village Project (Education Revenue)	5.00	7-1-2025	750,000	905,813
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2024	4,000,000	4,743,600
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2026	2,475,000	2,996,730
Phoenix AZ (GO Revenue)	5.00	7-1-2026	3,810,000	4,713,503
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,483,350
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.00	7-1-2021	685,000	697,981
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	4,980,000	5,030,497
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	528,687
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	818,804
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,236,122

				44,029,763

California : 8.97%
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Prerefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	4,220,000	4,177,884
Alameda County CA Corridor Transportation Authority CAB Subordinate Lien Unrefunded Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	1,350,000	1,332,383
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	2,500,000	2,892,250
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) (Transportation Revenue) ±	2.19	4-1-2036	9,810,000	9,963,821
California (GO Revenue)	5.25	3-1-2024	5,000,000	5,494,200
California (GO Revenue)	5.25	3-1-2030	1,440,000	1,579,046
California (GO Revenue)	6.00	3-1-2033	2,510,000	2,806,582
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) (Water & Sewer Revenue) ±	1.31	12-1-2035	10,000,000	10,000,000

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Municipal Finance Authority (Utilities Revenue)	5.00%	10-1-2025	$1,500,000	$1,856,370
California Municipal Finance Authority Institute of Aging Project (Health Revenue)	5.00	8-15-2032	975,000	1,164,530
California Municipal Finance Authority Institute of Aging Project (Health Revenue)	5.00	8-15-2033	1,150,000	1,364,786
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.15	8-1-2027	10,000,000	10,000,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,675,000	1,751,983
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	2,968,653
California Public Works Board Various Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,155,080
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,001,098
California Series C-1 (GO Revenue, Bank of America NA LOC) ø	0.89	5-1-2033	9,195,000	9,195,000
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,152,000
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,400,380
California Various Purposes (GO Revenue)	5.00	8-1-2030	1,500,000	1,813,005
California Various Purposes (GO Revenue)	5.00	8-1-2032	6,700,000	8,014,875
California Various Purposes (GO Revenue)	6.00	4-1-2038	8,055,000	8,646,237
Cerritos CA Community College District Series D (GO Revenue) ¤	0.00	8-1-2025	1,800,000	1,511,424
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	1,565,000	1,044,481
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2031	2,400,000	1,450,896
Emery CA Unified School District Election of 2010 Series A (GO Revenue, AGM Insured)	6.25	8-1-2031	4,500,000	5,364,000
Foothill De Anza CA Community College District Certificate of Participation (Miscellaneous Revenue)	5.00	4-1-2033	500,000	583,020
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2027	520,000	634,941
Los Angeles County CA Metropolitan Transportation Series A (Tax Revenue)	5.00	6-1-2034	1,285,000	1,531,823
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,852,580
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,000,000	4,278,870
Monterey County CA Alisal Union School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2042	1,500,000	1,799,790
New Haven CA Unified School District CAB Project (GO Revenue, AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,283,846
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,632,452
Northern Humboldt CA High School District Election of 2010 Series A (GO Revenue)	6.50	8-1-2034	1,145,000	1,377,011
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	6.50	8-1-2020	1,730,000	1,903,744
Oakland CA Unified School District Alameda County Election of 2009 Series A (GO Revenue)	6.25	8-1-2019	1,285,000	1,408,463
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2028	2,000,000	2,384,840
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2030	2,000,000	2,384,840
Oxnard CA School District Series A (GO Revenue, National Insured)	5.75	8-1-2030	1,825,000	2,190,274
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,737,000
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2023	3,045,000	3,563,229
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	3,000,000	3,500,100
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	2,931,417
Rio Hondo CA Community College District (GO Revenue) ¤	0.00	8-1-2030	2,315,000	1,585,682
Sacramento CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,203,060
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,265,469
San Diego CA Community College District Election of 2012 (GO Revenue)	5.00	8-1-2032	3,095,000	3,662,252
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2027	500,000	604,710
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2028	1,000,000	1,201,700

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Diego CA Unified School District Election of 1998 Series E-2 (GO Revenue, AGM Insured)	5.50%	7-1-2027	$5,000,000	$6,446,600
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	6,110,000	6,253,829
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,481,408
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	546,385
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	541,075
Southern California Public Power Authority Milford Wind Corridor Project #1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,433,150
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,075,320
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,624,319
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,678,096
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	1,500,000	1,775,205
University of California Limited Project Series G (Education Revenue)	5.00	5-15-2037	10,390,000	11,801,897
University of California Medical Center Series J (Health Revenue)	5.25	5-15-2030	15,000,000	17,756,700
University of California Unrefunded Series Q (Education Revenue)	5.25	5-15-2024	65,000	65,887
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	456,646
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	958,033
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,712,909

				232,209,536

Colorado : 0.86%
Adams County CO 12 Five Star Schools Series B (GO Revenue)	5.00	12-15-2028	3,800,000	4,634,138
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	4.00	12-1-2018	500,000	516,985
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	5.00	12-1-2021	830,000	947,462
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	205,000	205,045
Colorado ECFA University of Denver Project (Education Revenue, National Insured)	5.25	3-1-2025	1,110,000	1,345,775
Colorado Regional Transportation District Fastracks Project Series B (Tax Revenue)	5.00	11-1-2033	4,500,000	5,430,690
Denver CO Convention Center Hotel Authority Refunding Bond (Industrial Development Revenue)	5.00	12-1-2023	3,000,000	3,497,280
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	5,000,000	5,763,300

				22,340,675

Connecticut : 3.89%
Connecticut HEFAR Yale New Haven Health Series D (Health Revenue, Bank of America NA LOC) ø	0.97	7-1-2048	14,900,000	14,900,000
Connecticut HEFAR Yale University Issue Series A (Education Revenue)	1.00	7-1-2042	25,000,000	24,935,000
Connecticut HEFAR Yale University Issue Series A (Education Revenue)	1.38	7-1-2035	10,000,000	10,024,900
Connecticut HEFAR Yale University Issue Series A-2 (Education Revenue)	2.00	7-1-2042	3,395,000	3,296,239
Connecticut Series A (SIFMA Municipal Swap +0.85%) (Miscellaneous Revenue) ±	1.79	3-1-2022	3,000,000	2,997,210
Connecticut Series A (SIFMA Municipal Swap +1.10%) (Miscellaneous Revenue) ±	2.04	4-15-2019	2,300,000	2,308,671
Connecticut Series A (SIFMA Municipal Swap +1.25%) (Miscellaneous Revenue) ±	2.19	4-15-2020	3,300,000	3,339,072
Connecticut Series A (GO Revenue)	5.00	3-1-2029	2,500,000	2,819,900

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
Connecticut Series B (GO Revenue)	5.00%	6-15-2027	$3,000,000	$3,488,880
Connecticut Series F (GO Revenue)	5.00	11-15-2032	300,000	338,826
Connecticut Series G (Miscellaneous Revenue)	4.00	10-15-2026	1,985,000	2,109,063
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2028	2,000,000	2,345,960
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2030	1,000,000	1,158,610
Hamden CT (GO Revenue)	4.00	8-15-2020	1,235,000	1,320,548
Hamden CT (GO Revenue)	4.00	8-15-2021	1,235,000	1,340,790
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2021	1,000,000	1,130,260
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2022	1,000,000	1,152,150
Hamden CT Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2026	2,000,000	2,420,920
Hamden CT Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2027	1,200,000	1,425,024
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	4-1-2022	3,010,000	3,338,632
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2026	1,000,000	1,121,630
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2028	1,265,000	1,402,366
Hartford CT Series C (GO Revenue, AGM Insured)	5.00	7-15-2022	2,320,000	2,585,014
University of Connecticut Series A (Education Revenue)	5.00	3-15-2027	1,000,000	1,184,550
University of Connecticut Series A (Education Revenue)	5.00	3-15-2028	2,000,000	2,358,420
University of Connecticut Series A (Education Revenue)	5.00	3-15-2031	5,075,000	5,861,270

				100,703,905

Delaware : 0.08%
Delaware EDA Odyssey Charter School Project Series B (Education Revenue) 144A	6.75	9-1-2035	2,000,000	2,041,900

District of Columbia : 0.66%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,151,950
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,047,683
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	2,942,760
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,706,834
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,457,332
District of Columbia Series A (GO Revenue)	5.00	6-1-2033	2,400,000	2,878,344

				17,184,903

Florida : 4.84%
Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2024	5,000,000	5,994,050
Cityplace FL Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,223,391
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,561,152
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2028	2,500,000	2,966,150
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2029	5,000,000	5,909,000
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2023	3,910,000	4,627,524
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2025	4,950,000	6,002,024
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	1,280,000	1,318,630
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,077,250
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue)	5.00	10-1-2025	1,250,000	1,477,938
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,665,383
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,000,180
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue)	4.20	12-1-2020	3,290,000	3,307,898

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Hernando County FL School Board Florida Master Lease Program Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00%	7-1-2025	$2,065,000	$2,484,980
Highlands County FL Health Facilities Authority Adventist Health System Series A (Health Revenue) ø	0.94	11-15-2037	15,000,000	15,000,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project (Health Revenue)	5.00	8-1-2031	500,000	586,960
Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project (Health Revenue)	5.00	8-1-2033	1,645,000	1,909,746
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,629,234
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	3,882,276
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,705,743
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	5-1-2031	3,000,000	3,509,250
Miami-Dade County FL School Board Certificate of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	7,790,838
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	812,952
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,069,121
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,128,640
Orange County FL School Board Certificate of Participation Series C (Miscellaneous Revenue)	5.00	8-1-2029	2,000,000	2,370,300
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2032	2,000,000	2,349,740
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2033	2,500,000	2,918,200
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2034	2,600,000	3,017,768
Palm Beach County FL Refunding Bond (Miscellaneous Revenue)	5.00	5-1-2029	2,000,000	2,412,920
Plantation FL Ad Valorem Bond (GO Revenue)	5.00	7-1-2031	1,155,000	1,400,218
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured)	5.35	3-15-2042	5,260,000	5,386,187
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,500,650
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	900,198
Tampa FL Sports Authority Stadium Project (Tax Revenue)	5.00	1-1-2025	3,395,000	4,107,644
Tender Option Bond Trust Receipt for Seminole County FL Series ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) 144Aø	1.09	4-1-2027	5,250,000	5,250,000
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2022	1,730,000	1,976,127
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2023	815,000	945,848

				125,176,110

Georgia : 0.95%
Atlanta GA Urban Residential Finance Authority MFHR Wheat Street Towers Project (Housing Revenue)	1.40	5-1-2020	3,000,000	3,001,620
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue)	2.35	7-1-2022	1,000,000	1,011,540
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,500,525
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,333,150
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,137,650
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue)	2.35	10-1-2048	2,000,000	2,023,080
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,697,765
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue)	1.15	7-1-2019	6,000,000	5,989,620

				24,694,950

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Guam : 0.28%
Guam Government Business Privilege Tax Bond Series A (Tax Revenue)	5.00%	1-1-2020	$1,345,000	$1,433,514
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	379,162
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,742,525
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,110,470
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,678,605

				7,344,276

Hawaii : 0.39%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.30%) (GO Revenue) ±	1.24	9-1-2022	2,500,000	2,500,750
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	1.26	9-1-2025	2,500,000	2,500,750
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	1.26	9-1-2028	5,000,000	5,001,500

				10,003,000

Illinois : 14.88%
Bolingbrook, Will & DuPage Counties IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2023	650,000	745,056
Champaign & Coles Counties IL Community College District #505 Series A (GO Revenue)	4.00	12-1-2018	1,015,000	1,047,470
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,000,000	876,000
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2025	3,380,000	2,487,241
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,030,000	2,827,327
Chicago IL Board of Education Series A (SIFMA Municipal Swap +0.83%) (GO Revenue) ±	1.77	3-1-2036	10,000,000	9,914,100
Chicago IL Board of Education Series B (GO Revenue, Ambac Insured)	5.00	12-1-2021	7,760,000	7,787,393
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2021	2,500,000	2,531,075
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2029	3,000,000	3,000,120
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	5,000,000	5,036,350
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2020	2,375,000	2,467,221
Chicago IL Metropolitan Reclamation Series B (GO Revenue)	5.00	12-1-2025	2,500,000	2,827,800
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	2,958,435
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,768,783
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	9,928,870
Chicago IL O’Hare International Airport Senior Lien Series B (Airport Revenue)	5.00	1-1-2030	8,000,000	9,325,040
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,010,450
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGC Insured)	5.25	1-1-2025	4,075,000	4,420,153
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	782,863
Chicago IL Park District Series A (GO Revenue)	5.00	1-1-2036	2,250,000	2,389,568
Chicago IL Park District Series B (GO Revenue)	5.00	1-1-2021	3,765,000	4,140,446
Chicago IL Park District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	1-1-2029	2,000,000	2,233,760
Chicago IL Park District Series C (GO Revenue)	5.00	1-1-2022	1,515,000	1,700,800
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured) ##	5.25	12-1-2017	3,555,000	3,576,294
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	615,000	644,625
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2026	5,140,000	5,823,466
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2027	3,000,000	3,371,820
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,075,000	2,312,193
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	1,976,283
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,515,000	1,718,783
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	620,000	689,849
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,210,780
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,266,580

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Second Lien (Water & Sewer Revenue)	5.00%	11-1-2029	$1,490,000	$1,627,304
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,106,640
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,000,000	1,090,600
Chicago IL Series A (GO Revenue)	5.00	1-1-2025	750,000	831,330
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	4,020,000	4,050,029
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	4,475,000	4,508,428
Chicago IL Series A (GO Revenue)	5.25	1-1-2028	1,750,000	1,761,708
Chicago IL Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	4,750,000	4,792,513
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2023	2,500,000	2,054,425
Chicago IL Series C (GO Revenue)	4.00	1-1-2020	1,505,000	1,559,195
Chicago IL Series C (GO Revenue)	5.00	1-1-2024	3,695,000	3,813,905
Chicago IL Series C (GO Revenue)	5.00	1-1-2026	5,000,000	5,636,600
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	15,205,000	15,254,720
Chicago IL Series J (GO Revenue, Ambac Insured)	5.00	12-1-2023	310,000	311,017
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	500,000	514,590
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (Transportation Revenue, AGC Insured)	6.00	6-1-2024	2,000,000	2,118,480
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25	12-1-2027	2,600,000	2,867,306
Chicago IL Unrefunded Balance (GO Revenue, AGM Insured)	5.00	1-1-2024	35,000	35,260
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,508,425
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,935,000	2,162,246
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,226,240
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,094,740
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,088,840
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,085,320
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2025	1,250,000	1,395,513
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2027	1,295,000	1,431,674
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2028	1,250,000	1,375,338
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2030	3,000,000	3,279,420
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2031	3,200,000	3,484,192
Cook County IL Sales Tax Bond (Tax Revenue)	5.00	11-15-2033	4,000,000	4,690,320
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	7,240,000	7,939,456
Cook County IL Series A (GO Revenue)	5.25	11-15-2023	7,680,000	8,392,013
Cook County IL Series A (GO Revenue)	5.25	11-15-2024	2,200,000	2,443,804
Cook County IL Series B (GO Revenue)	5.00	11-15-2023	600,000	669,948
Cook County IL Series C (GO Revenue)	5.00	11-15-2021	1,340,000	1,497,785
Cook County IL Series C (GO Revenue)	5.00	11-15-2024	2,175,000	2,444,874
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,450,000	2,724,621
DuPage, Cook & Will Counties IL Community College District #502 Series A (GO Revenue)	5.00	6-1-2022	2,650,000	3,030,885
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	4.00	12-1-2019	1,000,000	1,056,670
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	5.00	12-1-2021	1,015,000	1,091,003
Illinois (GO Revenue)	4.75	4-1-2020	2,650,000	2,679,495
Illinois (Tax Revenue)	5.00	6-15-2018	825,000	847,341
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	2,450,000	2,581,222
Illinois (Tax Revenue)	5.00	6-15-2023	16,150,000	18,785,802
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,065,000	5,546,226
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	1,000,000	1,093,190
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	5,000,000	5,656,400
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	2,300,000	2,573,378
Illinois Education Facilities Authority (Miscellaneous Revenue)	3.40	11-1-2036	1,275,000	1,277,002
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue)	4.13	11-1-2036	4,560,000	4,570,078
Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago (Health Revenue)	5.00	8-15-2034	1,000,000	1,161,490
Illinois Finance Authority Bradley University Project Series C (Education Revenue)	5.00	8-1-2032	1,250,000	1,429,500
Illinois Finance Authority Edward Elmhurst Healthcare Series A (Health Revenue)	5.00	1-1-2026	1,000,000	1,151,560

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50%	4-1-2021	$3,420,000	$3,599,960
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2026	680,000	800,306
Illinois Housing Development Authority Multifamily Housing University Village Apartments Series B (Housing Revenue)	1.33	2-1-2020	5,000,000	5,001,700
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2025	6,000,000	6,809,400
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,001,237
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	10,180,835
Illinois Sales Tax Revenue Build Illinois Bond (Tax Revenue)	5.00	6-15-2029	1,000,000	1,092,330
Illinois Series A (GO Revenue)	5.00	4-1-2023	4,500,000	4,917,870
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	2,500,000	2,756,000
Illinois Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	11,384,156
Illinois Series B (Tax Revenue)	5.00	6-15-2018	175,000	180,038
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,472,880
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,777,400
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,326,580
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,798,900
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Series B (GO Revenue)	4.50	1-1-2024	1,170,000	1,320,860
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Series B (GO Revenue)	4.50	1-1-2024	3,100,000	3,427,918
Kendall, Kane & Will Counties IL Unified School District Series A (GO Revenue)	5.00	2-1-2023	1,000,000	1,111,180
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2031	2,000,000	2,262,940
McHenry & Lake Counties IL Community Consolidated School District #26 (GO Revenue, AGM Insured)	5.00	2-1-2020	1,455,000	1,566,919
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2028	1,945,000	2,081,072
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,768,934
Northern Illinois University Board of Trustees Auxiliary Facilities (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,044,580
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2022	1,325,000	1,465,622
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,124,140
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,000,000	1,186,380
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2023	4,040,000	4,735,203
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,920,000	1,601,069
Springfield IL (GO Revenue)	5.00	12-1-2021	850,000	951,983
Springfield IL (GO Revenue)	5.00	12-1-2023	570,000	656,264
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2017	455,000	461,220
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2018	535,000	582,861
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,823,007
University of Illinois Board of Trustees Certificate of Participation Prerefunded Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	1,045,000	1,045,251
University of Illinois Board of Trustees Certificate of Participation Unrefunded Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	955,000	971,111
Will County IL Community Unified School District CAB (GO Revenue, National Insured) ¤	0.00	11-1-2018	9,730,000	9,574,515

				385,059,676

Indiana : 1.43%
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue) ##	5.00	10-15-2017	5,410,000	5,419,468
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,757,747

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00%	10-1-2031	$1,035,000	$1,202,504
Indiana Finance Authority Parkview Health Project Prerefunded (Health Revenue)	5.50	5-1-2024	3,690,000	3,946,234
Indiana Finance Authority Parkview Health Project Unrefunded (Health Revenue)	5.50	5-1-2024	810,000	862,391
Indiana Finance Authority Stadium Project Series A (Miscellaneous Revenue)	5.25	2-1-2028	2,000,000	2,421,580
Indiana Finance Authority Wastewater Utilities CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,698,156
Indiana Health Facility Financing Authority Ascension Health Subordinate Credit Group (Health Revenue)	1.35	11-1-2027	3,000,000	2,998,530
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2027	760,000	933,994
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2028	1,000,000	1,218,720
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2029	735,000	890,181
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2030	1,375,000	1,653,795
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2031	1,000,000	1,195,290
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2033	1,545,000	1,828,925
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2034	2,000,000	2,356,100
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,015,317
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	727,124
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	806,475
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	268,199
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	743,805
University of Southern Indiana Student Fee Series J (Education Revenue, AGC Insured)	5.00	10-1-2019	1,000,000	1,073,010
Valparaiso IN Multi-Schools Building Corporation (Miscellaneous Revenue)	5.00	7-15-2024	750,000	889,890

				36,907,435

Iowa : 0.70%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond (GO Revenue)	5.00	6-1-2027	2,310,000	2,727,764
Iowa Higher Education Loan Authority Private College Facility RAN (Education Revenue)	1.00	9-1-2018	7,000,000	6,997,410
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,019,440
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,498,884

				18,243,498

Kansas : 0.23%
Kansas Development Finance Authority Agro-Defense Facility Series G (Miscellaneous Revenue)	5.00	4-1-2030	2,650,000	3,023,544
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11-15-2021	1,300,000	1,482,416
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) ¤144A	0.00	9-1-2034	3,980,000	1,348,305

				5,854,265

Kentucky : 0.44%
Kentucky EDFA Series B2 (1 Month LIBOR +0.90%) (Health Revenue) ±	1.74	2-1-2046	1,250,000	1,232,950
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	935,610

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00%	7-1-2021	$2,750,000	$2,493,893
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,765,528
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	752,923
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	860,594
University of Kentucky Certificate of Participation Master Street Lease #4 (Miscellaneous Revenue)	4.45	6-18-2018	1,245,734	1,271,657

				11,313,155

Louisiana : 1.48%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (Transportation Revenue, AGM Insured)	5.00	11-1-2031	1,000,000	1,178,830
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (Transportation Revenue, AGM Insured)	5.00	11-1-2032	1,000,000	1,172,450
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (Transportation Revenue, AGM Insured)	5.00	11-1-2033	1,000,000	1,167,690
Jefferson LA Sales Tax District Series B (Tax Revenue, AGM Insured)	5.00	12-1-2031	1,000,000	1,191,580
Jefferson LA Sales Tax District Series B (Tax Revenue, AGM Insured)	5.00	12-1-2032	1,000,000	1,184,780
Lafayette LA Communications System (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2025	1,500,000	1,777,845
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,070,130
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,154,280
Louisiana Local Government Environmental Facilities and Community Development (Miscellaneous Revenue, Build America Mutual Assurance Company Insured) %%	5.00	10-1-2028	1,500,000	1,822,395
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue)	5.00	7-1-2024	1,000,000	1,159,200
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue)	5.00	7-1-2025	600,000	695,976
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue)	5.00	7-1-2026	500,000	578,155
Louisiana Public Facilities Authority Loyola University Project (Education Revenue) ¤	0.00	10-1-2027	3,380,000	2,853,531
Louisiana Public Facilities Authority Loyola University Project (Education Revenue) ¤	0.00	10-1-2028	2,500,000	2,112,500
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2026	2,000,000	2,365,700
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2027	2,700,000	3,170,313
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2028	2,405,000	2,807,020
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2029	2,695,000	3,128,113
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2030	2,700,000	3,122,118
New Orleans LA Aviation Board North Terminal Project Series A (Airport Revenue)	5.00	1-1-2033	750,000	873,705
St. Bernard Parish LA Sales Tax Refunding Bond (Tax Revenue)	4.00	3-1-2023	3,405,000	3,735,557

				38,321,868

Maine : 0.23%
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2029	1,015,000	1,204,440
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2030	1,200,000	1,416,672
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2032	1,415,000	1,654,064
Maine Health and HEFAR University of New England Issue Series A (Education Revenue)	5.00	7-1-2033	1,485,000	1,723,610

				5,998,786

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland : 1.70%
Maryland CDA Local Government Infrastructure Bond Series A-2 (Miscellaneous Revenue)	2.00%	6-1-2022	$460,000	$465,295
Maryland CDA Waverly View Apartments Series G (Housing Revenue)	1.15	2-1-2019	5,000,000	4,979,800
Maryland Department of Housing & Community Development Calvin Mowbray & Stephen Camper Park Project Series E (Housing Revenue) 144A	1.35	1-1-2019	5,000,000	4,991,300
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	538,750
Maryland Health & HEFAR John Hopkins Health System Series D (1 Month LIBOR +0.83%) (Health Revenue) ±	1.66	5-15-2038	3,840,000	3,840,000
Maryland Series B (GO Revenue)	4.00	8-1-2023	5,000,000	5,687,250
Maryland Series B (GO Revenue)	4.00	8-1-2024	15,000,000	17,258,250
Maryland Series C (GO Revenue)	5.00	8-1-2022	2,975,000	3,480,185
Westminster MD Educational Facilities McDaniel College (Education Revenue)	5.00	11-1-2026	2,450,000	2,867,284

				44,108,114

Massachusetts : 1.72%
Boston MA Series A (GO Revenue)	5.00	4-1-2026	5,790,000	7,092,287
Massachusetts Consolidated Loan Series D (GO Revenue)	5.00	9-1-2028	10,000,000	12,044,000
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue)	1.05	8-1-2043	10,000,000	9,915,100
Massachusetts Consolidated Loan Series I (Miscellaneous Revenue)	5.00	12-1-2030	2,570,000	3,105,922
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,315,000	2,502,075
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,146,376
Massachusetts Development Finance Agency Revenue Partners Healthcare Systems Series M-1 (Health Revenue, U.S. Bank NA LOC) ø	0.93	7-1-2048	3,950,000	3,950,000
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	682,958
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,021,300
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00	12-15-2029	1,890,000	2,056,377

				44,516,395

Michigan : 3.39%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	1,475,000	1,480,428
Eaton Rapids MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,053,375
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,272,384
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	1,986,429
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	95,000	95,010
Great Lakes MI Water Authority Sewage Disposal System Series C (Water & Sewer Revenue)	5.00	7-1-2030	3,350,000	3,847,140
Hazel Park MI School District (GO Revenue, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,271,093
Kent County MI (GO Revenue)	5.00	1-1-2025	1,000,000	1,047,580
Kent County MI Limited Tax Capital Improvement Bond (GO Revenue)	5.00	6-1-2030	1,040,000	1,252,118
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,911,018
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,910,388
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,106,383
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	463,168
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	909,816
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,585,110
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,163,610
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,555,200

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00%	7-1-2035	$2,750,000	$3,089,295
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,235,080
Michigan Finance Authority Local Government Loan Program Series F (Tax Revenue)	4.00	10-1-2024	3,000,000	3,151,470
Michigan Grant Anticipation Refunding Bond (Miscellaneous Revenue)	5.00	3-15-2025	3,000,000	3,624,120
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2 (Health Revenue)	1.90	11-15-2047	6,570,000	6,619,472
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,076,978
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	215,000	215,327
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,761,470
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13	7-1-2045	11,500,000	11,679,170
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,390,431
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,907,478
Southfield MI 2015 Street Improvement (GO Revenue)	4.00	5-1-2025	1,490,000	1,676,906
Wayne County Airport Authority Detroit Metropolitan Bond Series A (Airport Revenue) %%	5.00	12-1-2032	800,000	939,688
Wayne County Airport Authority Detroit Metropolitan Bond Series A (Airport Revenue) %%	5.00	12-1-2034	600,000	703,044
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2027	600,000	700,338
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2029	1,000,000	1,162,570
Western Michigan University Board of Trustees (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	868,328

				87,711,415

Minnesota : 0.10%
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,586,950

Mississippi : 0.76%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A (Miscellaneous Revenue)	5.00	4-1-2020	1,000,000	1,088,590
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,401,446
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,193,500
Mississippi Development Bank Special Obligation Walnut Grove Correctional Facility Project (Miscellaneous Revenue)	5.00	8-1-2026	5,000,000	6,058,900

				19,742,436

Missouri : 0.47%
Belton MO School District #124 Missouri Direct Deposit Program Project (GO Revenue) %%	5.00	3-1-2026	750,000	916,560
Belton MO School District #124 Missouri Direct Deposit Program Project (GO Revenue) %%	5.50	3-1-2029	400,000	509,052
Belton MO School District #124 Missouri Direct Deposit Program Project (GO Revenue) %%	5.50	3-1-2032	500,000	626,755
Belton MO School District #124 Missouri Direct Deposit Program Project (GO Revenue) %%	5.50	3-1-2035	500,000	617,775
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,279,858
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	335,000	340,906
Missouri HEFA Webster University Project (Education Revenue)	5.00	4-1-2027	2,155,000	2,554,753
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2032	1,500,000	1,728,885
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,144,270

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Missouri (continued)
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00%	7-1-2019	$415,000	$448,432

				12,167,246

Nebraska : 0.12%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,117,330
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	529,155
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,451,198

				3,097,683

Nevada : 1.52%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	5,973,016
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	2,979,873
Clark County NV Las Vegas McCarran International Airport Series 2010-F-2 (Airport Revenue, Union Bank NA LOC) ø	0.93	7-1-2022	3,280,000	3,280,000
Clark County NV Refunding Bond (GO Revenue)	5.00	6-1-2030	3,905,000	4,745,590
Clark County NV Refunding Bond Series B (GO Revenue)	5.00	11-1-2028	5,000,000	6,102,150
Clark County NV Water Reclamation District (GO Revenue)	5.00	7-1-2027	4,155,000	4,993,396
Clark County NV Water Reclamation District Series A (GO Revenue)	5.25	7-1-2038	2,880,000	3,091,910
Las Vegas NV Series A (GO Revenue)	5.00	5-1-2031	1,985,000	2,288,606
Las Vegas NV Series C (GO Revenue)	5.00	9-1-2030	1,000,000	1,185,170
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	700,000	712,159
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	590,000	606,308
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	765,000	793,167
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	206,156
Las Vegas NV Valley Water District Series B (GO Revenue)	5.00	6-1-2030	1,945,000	2,348,471

				39,305,972

New Hampshire : 0.06%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F (Housing Revenue)	4.80	7-1-2028	1,380,000	1,426,340

New Jersey : 3.91%
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,262,400
Garden NJ Open Space & Farmland Preservation Refunding Bonds Series A (Tax Revenue)	4.00	11-1-2017	930,000	931,944
Middlesex County NJ (GO Revenue)	2.00	6-1-2024	1,845,000	1,871,771
Montclair NJ General Improvement Refunding Bond Series A (GO Revenue)	4.00	3-1-2024	500,000	568,225
Montclair NJ School Refunding Bond Series B (GO Revenue)	4.00	3-1-2026	500,000	575,085
New Jersey EDA Cigarette Tax Refunding Bond (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,747,550
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue)	5.00	7-1-2033	2,500,000	2,740,375
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,371,482
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	10,015,000	10,928,869
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2023	3,000,000	3,342,420
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2026	9,830,000	10,755,593
New Jersey EDA Series XX (Miscellaneous Revenue)	5.00	6-15-2022	5,020,000	5,564,068
New Jersey Educational Facilities Authority (Miscellaneous Revenue)	5.00	6-15-2026	3,015,000	3,335,615
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,426,457
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,067,618
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	4,000,000	4,317,520

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey TTFA Series A (Transportation Revenue)	5.25%	12-15-2020	$1,305,000	$1,434,352
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	6-15-2024	1,695,000	1,839,719
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	6-15-2025	2,000,000	2,160,480
New Jersey TTFA Series A-1 and A-2 (Transportation Revenue)	5.00	6-15-2022	4,750,000	5,272,690
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,500,000	2,773,200
New Jersey TTFA Unrefunded Balance (Transportation Revenue, National Insured)	5.25	12-15-2021	6,000,000	6,748,740
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2028	2,130,000	2,368,560
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S (Airport Revenue)	5.00	1-1-2029	2,200,000	2,431,396
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,890,898
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,108,416
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,219,129
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,168,280

				101,222,852

New Mexico : 0.72%
Albuquerque Bernalillo & Sandoval Counties NM Municipal School District #12 (GO Revenue)	5.00	8-1-2025	400,000	487,764
Albuquerque Bernalillo & Sandoval Counties NM Municipal School District #12 (GO Revenue)	5.00	8-1-2026	1,205,000	1,484,452
Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,199,510
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2028	9,265,000	10,602,310
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2029	1,000,000	1,138,050
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	930,000	981,466
New Mexico Mortgage Finance Authority SFMR Class I Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	370,000	399,730
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.58	11-1-2039	2,250,000	2,247,863

				18,541,145

New York : 10.25%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2026	625,000	738,019
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2027	685,000	803,026
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2030	365,000	424,342
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1 (Education Revenue)	5.00	7-1-2041	435,000	487,652
Erie County NY Fiscal Stability Authority Series D (Tax Revenue)	5.00	9-1-2034	850,000	1,022,440
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	5.89	2-1-2032	2,745,000	2,744,753
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	6.24	2-1-2047	1,750,000	1,747,480
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	2,976,714
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	7,024,188
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,623,089
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2028	5,000,000	6,132,850
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	13,549,104

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25%	11-15-2030	$8,350,000	$10,184,579
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	4,500,000	5,490,045
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,332,700
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2025	2,490,000	3,037,078
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,832,347
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	894,888
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	744,730
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,062,732
Monroe County NY Industrial Development Corporation Revenue St. John Fisher College Project Series A (Education Revenue)	5.00	6-1-2020	2,125,000	2,332,953
Nassau County NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2027	350,000	417,603
Nassau County NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2028	300,000	355,602
Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2024	400,000	474,608
Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2026	755,000	905,305
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	9,611,680
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	771,790
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,155,840
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (3 Month LIBOR +0.73%) (Health Revenue) ±	1.61	5-1-2018	405,000	405,105
New York Dormitory Authority Series A (Tax Revenue)	5.00	3-15-2028	5,000,000	6,014,000
New York Dormitory Authority Series A (Tax Revenue)	5.00	2-15-2031	3,000,000	3,588,450
New York Dormitory Authority Series A (Tax Revenue)	5.00	2-15-2031	10,000,000	12,041,000
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	4,872,645
New York Dormitory Authority Series D (Miscellaneous Revenue)	5.00	10-1-2031	2,005,000	2,426,531
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	3,829,497
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,030,000	1,054,040
New York Housing Finance Agency Riverside Center 2 (Housing Revenue, Bank of America NA LOC) ø	0.95	11-1-2046	9,050,000	9,050,000
New York Housing Finance Agency Tribeca Green Housing Project Series A (Housing Revenue, Landesbank Hessen-Thüringen LOC) ø	1.00	11-1-2036	4,000,000	4,000,000
New York NY Adjusted Fiscal 2014 Subordinate Series D-3 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.97	8-1-2038	2,775,000	2,775,000
New York NY Municipal Water Finance Authority Fiscal 2009 Subordinate Series BB-1 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA) ø	0.96	6-15-2039	14,550,000	14,550,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series GG (Water & Sewer Revenue)	5.00	6-15-2029	1,645,000	1,981,995
New York NY Series B (GO Revenue)	5.00	12-1-2032	2,000,000	2,394,800
New York NY Series C (GO Revenue)	5.00	8-1-2031	5,000,000	5,884,550
New York NY Series C & D (GO Revenue)	5.00	8-1-2028	3,000,000	3,626,310
New York NY Series I-2 (GO Revenue, JPMorgan Chase & Company LIQ) ø	0.97	3-1-2040	8,250,000	8,250,000
New York NY Series J-4 (SIFMA Municipal Swap +0.55%) (GO Revenue) ±	1.49	8-1-2025	10,000,000	10,000,000
New York NY Transitional Finance Authority Building Aid Bond Series S-1 (Miscellaneous Revenue)	5.00	7-15-2032	2,500,000	3,003,800

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Transitional Finance Authority Prerefunded Balance Series A (Tax Revenue)	5.00%	5-1-2023	$2,875,000	$3,055,809
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2027	1,115,000	1,336,595
New York NY Transitional Finance Authority Series C (Tax Revenue)	5.00	11-1-2027	5,000,000	6,085,200
New York NY Transitional Finance Authority Subordinate Series A-2 (Tax Revenue, Dexia Credit Local LIQ) ø	1.03	11-1-2022	5,810,000	5,810,000
New York NY Transitional Finance Authority Subordinate Series B-1 (Tax Revenue)	5.00	11-1-2028	1,000,000	1,223,970
New York NY Transitional Finance Authority Subordinate Series B-3 (Tax Revenue, Barclays Bank plc SPA) ø	0.94	11-1-2042	27,000,000	27,000,000
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,749,181
New York NY Water Finance Authority Series DD (Water & Sewer Revenue)	5.25	6-15-2047	1,750,000	2,097,480
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2031	3,815,000	4,477,627
New York Urban Development Corporation Personal income Tax Series A (Tax Revenue)	5.00	3-15-2032	5,000,000	5,922,800
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,167,190
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,250,619
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,515,389
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	4,500,000	4,895,010
Suffolk NY Public Improvement Serial Bond Series A (GO Revenue, AGM Insured)	3.00	6-1-2019	1,180,000	1,215,671
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	457,565
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	562,400
Triborough NY Bridge and Tunnel Authority Series A (Transportation Revenue)	5.00	11-15-2047	2,000,000	2,326,820
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,572,986
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGC Insured)	5.00	4-1-2018	225,000	229,586
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,480,800
Yonkers NY Series A (GO Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,149,650

				265,208,208

North Carolina : 0.17%
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	291,453
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,188,900
North Carolina Grant Anticipation Vehicle Bond (Miscellaneous Revenue)	5.00	3-1-2029	2,470,000	2,913,143
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	99,718

				4,493,214

North Dakota : 0.02%
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	450,000	463,802

Ohio : 1.30%
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,697,060
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2025	2,095,000	2,495,983
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	600,240
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	713,970
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,485,313

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Columbus OH Various Purposes Series 2 (GO Revenue)	5.00%	7-1-2026	$1,775,000	$2,212,041
Columbus OH Various Purposes Series A (GO Revenue)	4.00	8-15-2024	1,190,000	1,360,527
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,860,475
Kent University OH General Receipts Series B (Education Revenue, AGC Insured)	5.00	5-1-2018	1,165,000	1,192,424
Ohio Air Quality Development Authority Series B (Industrial Development Revenue)	3.63	10-1-2033	1,750,000	800,625
Ohio Air Quality Development Authority Series B (Industrial Development Revenue)	3.63	12-1-2033	2,500,000	1,143,750
Ohio Building Authority Series A (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,129,950
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,180,910
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue)	3.75	7-1-2033	3,000,000	1,372,500
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.75	6-1-2033	10,000,000	4,575,000
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series B (Industrial Development Revenue)	3.63	10-1-2033	3,150,000	1,441,125
Ohio Water Development Authority Pollution Control Series A (Water & Sewer Revenue)	5.00	12-1-2031	1,000,000	1,221,270
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	954,617
Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25	1-1-2024	685,000	774,475
Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25	1-1-2024	315,000	351,962

				33,564,217

Oklahoma : 2.72%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2024	2,905,000	3,448,467
Cache OK Educational Facilities Authority Cache Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2025	3,055,000	3,665,511
Canadian County OK Education Facilities Authority Mustang Public Schools Project (Miscellaneous Revenue)	4.00	9-1-2024	1,725,000	1,940,608
Canadian County OK Education Facilities Authority Mustang Public Schools Project (Miscellaneous Revenue)	4.00	9-1-2025	1,110,000	1,254,222
Canadian County OK Education Facilities Authority Mustang Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	2,180,000	2,600,544
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2026	1,000,000	1,197,930
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2027	1,000,000	1,188,330
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2028	1,285,000	1,518,690
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,858,496
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,103,162
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	400,000	481,788
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	400,000	478,700
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2029	250,000	297,115
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2030	625,000	739,025
Cleveland County OK Educational Facilities Authority Noble Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2031	675,000	795,170
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A (Miscellaneous Revenue)	5.00	12-1-2032	1,600,000	1,880,224
Creek County OK Educational Facilities Sapulpa Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	3,000,000	3,522,180
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	2,210,000	2,551,047
Dewey County OK Educational Facilities Authority Seiling Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,230,000	1,478,153

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)
Dewey County OK Educational Facilities Authority Seiling Public Schools Project (Miscellaneous Revenue)	5.00%	9-1-2027	$1,240,000	$1,474,137
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2018	820,000	847,273
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2019	860,000	917,310
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2020	455,000	497,802
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,000,000	1,162,250
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,245,000	1,438,050
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	1,000,000	1,174,060
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2024	1,075,000	1,278,390
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2025	500,000	601,125
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	1,160,000	1,380,377
McGee Creek OK Authority (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	1,310,000	1,440,319
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,088,390
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,110,870
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,127,430
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2026	1,495,000	1,796,781
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2027	1,140,000	1,365,264
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2028	1,265,000	1,507,058
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,421,460
Oklahoma Development Finance Authority (Miscellaneous Revenue)	5.00	6-1-2023	1,230,000	1,442,778
Oklahoma Development Finance Authority Higher Education Master Real Property Series B (Miscellaneous Revenue)	4.00	6-1-2024	1,270,000	1,431,417
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2025	1,280,000	1,538,880
Tulsa County OK Industrial Authority MFHR Quail Creek Villa (Housing Revenue)	1.30	5-1-2020	3,700,000	3,699,186
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,586,175
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,285,405
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	563,441
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,288,116
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,336,700
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,066,840
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	532,110

				70,398,756

Oregon : 0.36%
Medford OR Hospital Facilities Authority (Health Revenue)	5.00	10-1-2020	1,155,000	1,264,794
Oregon Facilities Authority Samaritan Health Services Project Series A (Health Revenue)	5.00	10-1-2026	1,500,000	1,797,045
Washington County OR Full Faith & Credit Obligations Series B (GO Revenue)	5.00	3-1-2022	5,345,000	6,187,746

				9,249,585

Pennsylvania : 9.58%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,643,745

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00%	8-15-2025	$1,500,000	$1,640,205
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,311,502
Allegheny County PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2024	3,400,000	4,043,960
Allegheny County PA Series 72 (GO Revenue)	5.25	12-1-2033	4,000,000	4,642,760
Allegheny County PA Series 75 (GO Revenue)	5.00	11-1-2026	2,500,000	3,031,650
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue)	3.50	12-1-2035	5,000,000	2,287,500
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.44	11-1-2039	10,000,000	10,062,600
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,726,088
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2029	825,000	987,203
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2030	1,110,000	1,318,880
Central Greene PA School District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2019	865,000	907,273
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	100,000	101,006
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.00	10-15-2027	1,500,000	1,592,325
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2025	1,340,000	1,545,610
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2026	1,370,000	1,557,923
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2027	1,225,000	1,381,077
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,261,740
Johnstown PA School District (GO Revenue, AGM Insured)	5.00	8-1-2024	2,730,000	3,072,915
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,511,238
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	4,000,000	4,575,760
Northampton County PA General Purpose Authority College Refunding Bond (Education Revenue)	5.00	11-1-2027	1,000,000	1,234,230
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2026	515,000	598,574
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2028	660,000	758,030
Pennsylvania Capital Region Water Sewer System (Water & Sewer Revenue)	5.00	7-15-2030	1,180,000	1,405,805
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2022	3,015,000	3,409,151
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2023	1,900,000	2,173,220
Pennsylvania Certificate of Participation Retained Basic Lease Payment (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2024	1,660,000	1,917,698
Pennsylvania HEFAR Series AQ (Education Revenue)	5.00	6-15-2023	6,090,000	7,119,819
Pennsylvania HEFAR Series AR (Education Revenue)	5.00	6-15-2025	1,000,000	1,198,860
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2024	1,530,000	1,813,325
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2025	1,575,000	1,888,205
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2027	2,190,000	2,626,489
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	902,229
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	608,697
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,357,527
Pennsylvania Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,612,760
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	543,935
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,080,380
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	5,600,000	6,028,512
Pennsylvania Public School Building Authority (Education Revenue)	5.00	5-1-2023	2,185,000	2,548,868

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Public School Building Authority (Education Revenue)	5.00%	6-15-2025	$2,265,000	$2,627,876
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,081,730
Pennsylvania Public School Building Authority Series A (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144Aø	1.09	12-1-2023	5,000,000	5,000,000
Pennsylvania Public School Building Authority Series B (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2029	2,000,000	2,338,720
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,490,300
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,478,425
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,487,250
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,193,588
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2023	2,000,000	2,122,520
Pennsylvania Trunpike Commission Motor License Fund-Enhanced Refunding Bond (Transportation Revenue)	5.00	6-1-2027	1,000,000	1,208,100
Pennsylvania Trunpike Commission Motor License Fund-Enhanced Refunding Bond (Transportation Revenue)	5.00	6-1-2028	1,500,000	1,796,850
Pennsylvania Turnpike Commission Refunding Bond (Transportation Revenue)	5.00	12-1-2033	3,780,000	4,396,820
Pennsylvania Turnpike Commission Subordinate Series B (Transportation Revenue)	5.00	6-1-2029	690,000	804,119
Pennsylvania Turnpike Commission Subordinate Series B (Transportation Revenue)	5.00	6-1-2032	5,000,000	5,793,000
Pennsylvania Turnpike Commission Subordinate Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2033	1,350,000	1,735,155
Pennsylvania Turnpike Commission Subordinate Series E (Transportation Revenue) ¤	0.00	12-1-2038	2,000,000	2,473,260
Philadelphia PA (GO Revenue, AGM Insured)	5.00	8-1-2025	7,000,000	8,403,080
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,135,000	1,228,081
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	850,000	914,923
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	777,622
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,475,000	1,479,322
Philadelphia PA IDA Master Charter School Aid (Education Revenue)	5.00	8-1-2020	320,000	339,850
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	235,000	242,894
Philadelphia PA Municipal Authority Juvenile Justice Services Center (Miscellaneous Revenue)	5.00	4-1-2031	3,630,000	4,190,835
Philadelphia PA Municipal Authority Juvenile Justice Services Center (Miscellaneous Revenue)	5.00	4-1-2034	1,800,000	2,041,632
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	8,065,000	8,301,385
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	2,200,000	2,436,016
Philadelphia PA School District Refunding Bond Series D (GO Revenue)	5.00	9-1-2022	3,750,000	4,214,850
Philadelphia PA School District Refunding Bond Series E (GO Revenue)	5.25	9-1-2021	1,490,000	1,626,603
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2028	5,000,000	5,721,400
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2029	5,000,000	5,681,150
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2031	1,240,000	1,395,620
Philadelphia PA School District Refunding Bond Series F (GO Revenue)	5.00	9-1-2032	1,000,000	1,119,770
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2024	1,000,000	1,180,910
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2026	3,000,000	3,446,700
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2027	1,500,000	1,794,285

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA Series A (GO Revenue)	5.00%	8-1-2033	$2,000,000	$2,301,720
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2028	2,590,000	2,992,072
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2029	4,410,000	5,075,469
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2032	4,380,000	4,997,887
Philadelphia PA Water and Wastewater Bond Series B (Water & Sewer Revenue)	5.00	11-1-2027	1,535,000	1,894,543
Philadelphia PA Water and Wastewater Bond Series B (Water & Sewer Revenue)	5.00	11-1-2033	1,760,000	2,081,235
Pittsburgh PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,000,000	1,169,920
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2022	1,000,000	1,110,140
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2022	2,060,000	2,383,873
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2023	3,810,000	4,379,824
Reading PA School District (GO Revenue)	5.00	4-1-2021	3,120,000	3,443,731
Reading PA School District (GO Revenue, AGM Insured)	5.00	3-1-2037	2,000,000	2,304,860
Reading PA School District (GO Revenue, AGM Insured)	5.00	3-1-2038	1,735,000	1,996,412
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue) %%	5.00	3-1-2028	725,000	896,412
State Public School Building Authority City of Harrisburg Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2028	3,500,000	4,186,420
State Public School Building Authority City of Harrisburg Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2033	4,425,000	5,137,558
State Public School Building Authority Pennsylvania Chester Upland School District Project Series B (Miscellaneous Revenue)	5.25	9-15-2030	2,000,000	2,333,340
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,217,200
York County PA School of Technology Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2024	1,590,000	1,872,448
York County PA School of Technology Authority Series B (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2027	800,000	944,336
York County PA School of Technology Authority Series B (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2029	500,000	582,090

				247,895,405

Rhode Island : 0.08%
Providence RI Series A (GO Revenue, AGM Insured)	4.00	1-15-2018	2,115,000	2,131,032

South Carolina : 1.37%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	38,576
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,125,530
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2022	1,250,000	1,428,175
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2025	1,000,000	1,179,730
Piedmont SC Municipal Power Agency Prerefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	965,000	975,654
Piedmont SC Municipal Power Agency Unrefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	2,535,000	2,562,581
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,049,440
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	5.00	12-1-2022	1,720,000	1,959,441
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,170,000	2,276,894
South Carolina Jobs EDA East Point Academy Project Series A (Education Revenue) 144A	2.25	5-1-2019	2,875,000	2,874,368
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2028	700,000	833,385
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2030	1,885,000	2,226,864
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2031	2,155,000	2,536,844

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00%	11-1-2033	$1,000,000	$1,106,780
South Carolina Public Service Authority Series A (Miscellaneous Revenue)	5.00	12-1-2033	10,800,000	12,296,664
University of South Carolina Athletic Facilities Series A (Education Revenue)	5.00	5-1-2027	855,000	1,038,697

				35,509,623

South Dakota : 0.04%
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	985,302

Tennessee : 0.33%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project (Housing Revenue)	5.00	10-1-2023	750,000	859,358
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	272,830
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	628,774
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	235,000	247,622
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.94	6-1-2042	3,935,000	3,935,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,453,018
White County TN (GO Revenue)	4.05	6-1-2020	1,010,000	1,083,508

				8,480,110

Texas : 9.75%
Austin TX Airport System Travis, William and Hays Counties Series A (Airport Revenue)	5.00	11-15-2046	1,000,000	1,143,170
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2023	3,805,000	4,520,074
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2024	3,970,000	4,798,817
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2025	2,050,000	2,506,453
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2026	1,450,000	1,755,936
Austin TX Refunding Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,673,448
Bexar County TX Combination Tax Certificate of Obligation (GO Revenue)	5.00	6-15-2024	1,000,000	1,201,540
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	5.00	6-15-2026	2,140,000	2,587,346
Bexar County TX Limited Tax Refunding Bond (GO Revenue)	5.00	6-15-2027	3,205,000	3,849,205
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2026	2,190,000	2,627,650
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2029	1,500,000	1,777,035
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2030	2,500,000	2,949,900
Central Texas Regional Mobility Authority Prerefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	985,000	1,042,829
Central Texas Regional Mobility Authority Series B (Transportation Revenue)	5.00	1-1-2045	8,000,000	8,741,760
Central Texas Regional Mobility Authority Unrefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	325,000	343,031
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2023	1,350,000	1,589,031
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,215,330
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2027	1,300,000	1,570,101
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2023	1,395,000	1,626,319
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,185,690
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2030	1,130,000	1,307,998
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2031	1,000,000	1,151,450
Cypress-Fairbanks TX Independent School District Series B-2 (GO Revenue)	3.00	2-15-2040	11,260,000	11,448,605
Dallas County TX Combination Tax and Parking Garage Certification of Obligation (GO Revenue)	5.00	8-15-2024	5,600,000	6,720,336
Dallas County TX Combination Tax and Parking Garage Certification of Obligation (GO Revenue)	5.00	8-15-2025	3,235,000	3,934,569
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	802,577

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00%	6-1-2024	$745,000	$836,218
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2023	1,990,000	2,363,642
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2024	1,145,000	1,383,584
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2025	1,000,000	1,189,330
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2030	1,000,000	1,190,600
El Paso County TX Hospital District (GO Revenue)	5.00	8-15-2028	2,045,000	2,282,097
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2031	2,000,000	2,321,620
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2032	2,120,000	2,450,656
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	4.00	3-1-2026	755,000	851,474
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2020	650,000	708,793
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2022	1,000,000	1,150,150
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2023	620,000	727,372
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2024	1,660,000	1,984,713
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond (GO Revenue)	5.00	2-15-2026	3,000,000	3,702,750
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,147,940
Georgetown TX Independent School District (GO Revenue)	2.00	8-1-2034	1,630,000	1,639,177
Harris County TX Flood Control District Series A (GO Revenue)	5.00	10-1-2025	1,500,000	1,810,485
Harris County TX Tax Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	4,215,000	5,185,504
Harris County TX Tax Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	8,445,000	10,125,471
Harris County TX Toll Road Project Series C (GO Revenue, AGM Insured)	5.25	8-15-2027	4,000,000	5,065,680
Hays County TX Limited Tax Bond (GO Revenue)	5.00	2-15-2026	650,000	797,193
Hays County TX Limited Tax Bond (GO Revenue)	5.00	2-15-2027	1,000,000	1,236,080
Hays County TX Limited Tax Refunding Bond (GO Revenue)	5.00	2-15-2023	1,750,000	2,056,023
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,029,520
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	630,000	660,398
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,363,000
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,967,875
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	2,500,000	2,500,675
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,137,034
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,701,656
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,686,960
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,120,480
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,390,130
North Texas Higher Education Authority Incoming Student Loan Series A-2 (3 Month LIBOR +0.90%) (Education Revenue) ±	2.20	7-1-2030	6,060,000	6,082,543
Northwest TX Independent School District Refunding Bond (GO Revenue)	5.00	2-15-2030	4,000,000	4,742,360
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2026	1,000,000	1,207,990
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2027	1,250,000	1,499,050
Plano TX (GO Revenue)	5.00	9-1-2030	2,155,000	2,610,093
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	1.41	4-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.41	4-1-2040	12,000,000	12,000,000
San Antonio TX Junior Lien Series B (Utilities Revenue)	1.75	12-1-2027	5,000,000	5,027,900

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series B (Health Revenue) ø	0.92%	11-15-2033	$11,800,000	$11,800,000
Texas Independent School District Refunding Bond (GO Revenue)	5.00	8-15-2025	2,260,000	2,766,466
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012 (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,478,680
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	5,000,000	5,768,100
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,292,820
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,278,020
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,745,000	4,205,635
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,574,465
Texas Transportation Commission Highway Fund Series A (Tax Revenue)	5.00	10-1-2025	3,250,000	3,998,313
Texas Transportation Commission Refunding Bond Series B (Miscellaneous Revenue)	5.00	10-1-2031	5,000,000	6,140,250
Texas Water Development Board Series A (Miscellaneous Revenue) %%	5.00	10-15-2031	3,000,000	3,669,390
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,074,810
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	2,847,771
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,295,826
University of Texas Board of Regents Series D (Education Revenue)	5.00	8-15-2026	2,000,000	2,483,580
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2025	1,000,000	1,201,450
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2026	375,000	449,940

				252,329,932

Utah : 0.35%
Canyons UT Board of Education Utah School Bond Guaranty Program (GO Revenue, AGM Insured)	5.00	6-15-2022	1,860,000	2,164,724
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2020	250,000	265,725
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2021	400,000	432,024
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2022	400,000	436,324
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2023	400,000	440,804
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2024	450,000	498,987
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured) 144A	4.50	6-15-2027	1,025,000	1,022,540
West Valley City UT Municipal Building Authority (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2028	1,000,000	1,214,770
West Valley City UT Municipal Building Authority (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2032	1,555,000	1,841,384
West Valley City UT Municipal Building Authority (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2033	645,000	758,559

				9,075,841

Virgin Islands : 0.24%
Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75	10-1-2019	1,320,000	1,195,009
Virgin Islands PFA Subordinate Lien Series C (Miscellaneous Revenue) ##	5.00	10-1-2017	5,000,000	4,999,900

				6,194,909

Virginia : 0.62%
Greater Richmond VA Convention Center (Tax Revenue)	5.00	6-15-2025	1,000,000	1,198,860
Marquis VA CDA CAB (Tax Revenue) ¤144A	0.00	9-1-2045	386,000	257,045
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,772,000	240,779

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virginia (continued)
Marquis VA CDA Series B (Tax Revenue)	5.63%	9-1-2041	$1,274,000	$966,061
Prince William County VA IDA Glen Arbor Apartments Project Series A (Housing Revenue)	1.35	7-1-2019	5,000,000	5,004,300
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	4.00	11-1-2025	2,370,000	2,741,782
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	5.00	11-1-2027	1,320,000	1,635,810
Virginia Small Business Financing Authority (Education Revenue)	5.25	10-1-2029	3,000,000	3,505,110
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	593,000	594,180

				16,143,927

Washington : 3.91%
Energy Northwest Washington Wind Project (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,357,370
Kent WA Limited Tax Refunding Bond (GO Revenue)	5.00	12-1-2031	1,000,000	1,186,940
King County WA Federal Way School District #210 (GO Revenue, AGM Insured)	4.00	12-1-2023	4,085,000	4,658,697
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2029	1,600,000	1,872,352
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2031	6,665,000	7,726,668
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2032	2,905,000	3,350,104
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2033	7,045,000	8,082,024
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,295,440
Pierce County WA Puyallup School District #3 (GO Revenue, AGM Insured)	5.00	12-1-2032	10,000,000	12,088,000
Seattle WA Refunding Bond Series A (GO Revenue)	5.00	6-1-2024	6,345,000	7,694,899
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2027	620,000	748,111
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2028	1,455,000	1,745,229
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue)	5.00	12-1-2029	1,525,000	1,818,563
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,187,120
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) (Health Revenue) ±	1.99	1-1-2042	10,000,000	10,100,300
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2023	4,000,000	4,612,960
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2026	2,250,000	2,679,188
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2027	1,050,000	1,242,108
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2028	1,350,000	1,581,363
Washington Motor Vehicle Fuel Tax Refunding Bond Series D (Miscellaneous Revenue)	5.00	7-1-2031	5,830,000	6,863,368
Washington Office Building Refunding Bond (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,251,710
Washington TES Properties (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,504,314
Washington Various Purposes Refunding Bond Series B (GO Revenue)	5.00	7-1-2028	7,130,000	8,602,559

				101,249,387

West Virginia : 0.33%
West Virginia Hospital Finance Authority West Virginia University Health System Series A (Health Revenue)	5.00	6-1-2031	375,000	433,455
West Virginia Hospital Finance Authority West Virginia University Health System Series A (Health Revenue)	5.00	6-1-2032	950,000	1,092,092
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,135,684
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)	5.00	7-1-2026	1,520,000	1,821,918
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)	5.00	7-1-2027	1,595,000	1,904,286

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

West Virginia (continued)
West Virginia School Building Authority Capital Improvement Bond Series A (Miscellaneous Revenue)	5.00%	7-1-2029	$1,755,000	$2,074,059

				8,461,494

Wisconsin : 0.65%
Milwaukee WI RDA Public Schools (Miscellaneous Revenue)	5.00	11-15-2029	420,000	497,213
Milwaukee WI RDA Public Schools (Miscellaneous Revenue)	5.00	11-15-2030	635,000	748,290
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	410,000	419,348
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	500,000	516,000
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	3,939,740
Wisconsin HEFA Series A (Health Revenue)	5.00	11-15-2023	3,500,000	4,139,240
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,577,940
Wisconsin PFA KU Campus Development Corporation Central District Development Project (Education Revenue)	5.00	3-1-2032	4,315,000	4,991,204

				16,828,975

Total Municipal Obligations (Cost $2,473,125,147)				2,557,102,332

Total investments in securities (Cost $2,473,125,147)	98.80%	2,557,102,332
Other assets and liabilities, net	1.20	30,958,874

Total net assets	100.00%	$2,588,061,206

%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company

Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in :
Municipal obligations	$0	$2,557,102,332	$0	$2,557,102,332

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 99.04%

Guam : 0.94%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25%	7-1-2022	$865,000	$977,225
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	200,000	200,036
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	103,109
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	300,057

				1,580,427

Illinois : 0.67%
Kane, Cook and DuPage Counties School District #46 Series 2015 D (GO Revenue)	5.00	1-1-2027	965,000	1,121,455

Minnesota : 97.11%
Anoka County MN Capital Improvement Series A (GO Revenue) ##	5.00	2-1-2024	500,000	506,235
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	227,039
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	187,966
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	249,540
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	536,750
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	313,536
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,137,862
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,143,160
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,539,240
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	4.00	7-1-2020	245,000	245,750
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	5.50	7-1-2040	750,000	756,053
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A (Education Revenue)	5.00	3-1-2034	1,500,000	1,559,295
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,453,942
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	868,185
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	573,610
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	338,865
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,640,280
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	619,954
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	516,450
Columbus MN Charter School New Millennium Academy Project Series 2015A (Education Revenue)	5.50	7-1-2030	1,000,000	909,230
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	26,003	26,351
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2037	400,000	422,376
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2040	500,000	526,965
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2025	125,000	130,504
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2026	100,000	103,573
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A (Education Revenue)	4.00	7-1-2027	100,000	102,818
Duluth MN Housing & RDA Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,062,000
Duluth MN Independent School District #709 St. Louis County Certificate of Participation Series 2016A (Miscellaneous Revenue, South Dakota Credit Program Insured)	5.00	2-1-2026	1,000,000	1,202,920
Eden Prairie MN MFHR Prairie Meadows Townhomes Project Series 2017 (Housing Revenue)	1.20	2-1-2020	1,340,000	1,340,027

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50%	8-1-2036	$500,000	$535,890
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	791,301
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	846,818
Ham Lake MN Charter School Parnassus Preparatory School Project Series A (Education Revenue)	4.00	11-1-2026	1,000,000	989,450
Ham Lake MN Charter School DaVinci Academy Project Series 2012A (Education Revenue)	4.00	7-1-2028	370,000	358,641
Ham Lake MN Charter School DaVinci Academy Project Series 2016A (Education Revenue)	5.00	7-1-2031	625,000	643,719
Hennepin County MN Series 2013C (GO Revenue, U.S. Bank NA SPA) ø	0.93	12-1-2033	2,500,000	2,500,000
Hennepin County MN Series 2016B (GO Revenue)	5.00	12-1-2029	450,000	553,496
Hennepin County MN Series 2017C (GO Revenue)	5.00	12-1-2031	2,000,000	2,434,960
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	631,908
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	800,023
Maple Grove MN HCFR North Memorial Health Care Series 2015 (Health Revenue)	5.00	9-1-2023	655,000	766,612
Maple Grove MN HCFR Series 2017 (Health Revenue)	5.00	5-1-2031	500,000	581,425
Maple Grove MN HCFR Series 2017 (Health Revenue)	5.00	5-1-2032	500,000	578,270
Meeker County MN Memorial Hospital Project Series 2007 (Health Revenue)	5.63	11-1-2022	800,000	801,856
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A (Health Revenue)	5.00	11-15-2029	1,000,000	1,204,890
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.94	11-15-2035	1,400,000	1,400,000
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,096,700
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,087,790
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) (m)(n)	1.17	11-15-2017	820,000	815,900
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	582,020
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	573,825
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	317,484
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,128,850
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,063,170
Minneapolis MN Health Care System Fairview Health Services Series 2015A (Health Revenue)	5.00	11-15-2033	2,000,000	2,311,520
Minneapolis MN Health Care System Revenue Prerefunded Bond (Health Revenue, AGC Insured)	6.50	11-15-2038	345,000	366,331
Minneapolis MN Health Care System Revenue Unrefunded Bond (Health Revenue, AGC Insured)	6.50	11-15-2038	1,890,000	1,994,782
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	1,000,000	999,790
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00	8-1-2032	860,000	881,964
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2014A (Airport Revenue)	5.00	1-1-2032	750,000	864,495
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2016C (Airport Revenue)	5.00	1-1-2046	1,000,000	1,154,430
Minneapolis St. Paul MN Metropolitan Airport Commission Series 2016D (Airport Revenue)	5.00	1-1-2041	250,000	283,433
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	4.00	2-15-2020	50,000	53,184
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	5.00	2-15-2030	2,000,000	2,128,700
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGC Insured)	5.00	2-15-2037	4,030,000	4,068,406

2

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minnesota Certificate of Participation Legislative Office Facility Project Series 2014 (Miscellaneous Revenue)	5.00%	6-1-2023	$435,000	$510,612
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,291,400
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2028	2,000,000	2,287,720
Minnesota General Fund Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,284,040
Minnesota General Fund Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,151,970
Minnesota HEFAR Bethel University Series 2017 (Education Revenue)	5.00	5-1-2037	1,250,000	1,396,175
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,112,580
Minnesota HEFAR College of St. Scholastica Series 7R (Education Revenue)	4.25	12-1-2027	400,000	421,208
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	320,592
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	528,460
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	295,309
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	644,760
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2025	220,000	248,664
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2026	100,000	113,474
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.00	10-1-2027	110,000	124,583
Minnesota HEFAR St. Olaf College Series Eight-N (Education Revenue)	4.50	10-1-2030	500,000	533,990
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	876,990
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2024	750,000	892,410
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2028	920,000	1,093,116
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2029	750,000	885,630
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2035	750,000	861,263
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	830,000	847,164
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	500,000	515,425
Minnesota Housing Finance Agency Series 2015A (Housing Revenue)	5.00	8-1-2027	1,665,000	1,979,635
Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A (Housing Revenue)	5.00	8-1-2032	500,000	586,000
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,200,288
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,585,919
Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A (Education Revenue)	5.00	10-1-2027	500,000	616,115
Minnesota Various Purpose Bonds Series 2010A (GO Revenue)	4.00	8-1-2029	500,000	536,240
Minnesota Various Purpose Bonds Series 2015A (GO Revenue)	5.00	8-1-2028	3,400,000	4,114,374
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2022	175,000	199,682
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2023	185,000	215,111
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2024	195,000	225,519
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2025	205,000	239,772
Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016 (Education Revenue)	5.00	12-1-2025	2,000,000	2,327,780
Mounds View MN Independent School District #621 Series A (GO Revenue, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	552,398
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,212,497
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,150,010

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00%	1-1-2018	$820,000	$828,380
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2021	50,000	50,520
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	483,957
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2030	520,000	608,795
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2031	350,000	407,232
Northern Minnesota Municipal Power Agency Series 2017 (Utilities Revenue) %%	5.00	1-1-2041	400,000	456,860
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	590,000	606,072
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,140,975
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017 (Health Revenue)	5.00	4-1-2041	550,000	607,327
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	262,673
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2026	500,000	558,640
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A (Miscellaneous Revenue)	4.00	5-1-2027	500,000	553,620
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	683,060
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	575,131
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project (Education Revenue) 144A	5.00	8-1-2022	975,000	1,030,634
Rochester MN Electric Utility Revenue Series 2017A (Utilities Revenue)	5.00	12-1-2037	500,000	584,450
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	972,417
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	375,165
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	296,155
Rochester MN HCFR Mayo Clinic Series 2011 (Health Revenue)	4.50	11-15-2038	200,000	225,124
Sartell MN Independent School District 748 St. Stephen Public Schools GO Series 2016A (GO Revenue, South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,492,813
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	811,230
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2029	725,000	827,660
Southern Minnesota Municipal Power Agency Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,930,935
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,105,760
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A (Education Revenue)	5.00	4-1-2036	750,000	565,223
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2030	2,000,000	2,364,520
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2031	2,000,000	2,350,480
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health (Health Revenue)	5.13	5-1-2030	125,000	135,245
St. Cloud MN Independent School District #742 Series 2017A (Miscellaneous Revenue)	5.00	2-1-2032	500,000	579,325
St. Cloud MN Independent School District #742 Series 2017A (Miscellaneous Revenue)	5.00	2-1-2034	350,000	402,504
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,077,550
St. Paul MN Health Care System Bond Allina Health System Series 2009A-1 (Health Revenue)	5.00	11-15-2024	1,195,000	1,294,113
St. Paul MN Health Care System Bond Allina Health System Series 2009A-1 (Health Revenue)	5.00	11-15-2024	1,155,000	1,246,603

4

Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A (Education Revenue)	5.25%	9-1-2031	$1,000,000	$1,035,240
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A (Education Revenue)	4.00	7-1-2023	250,000	254,885
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A (Education Revenue)	5.00	7-1-2035	925,000	945,211
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	1,037,680
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	151,161
St. Paul MN Housing & RDA Fairview Health Services Series 2017A (Health Revenue)	5.00	11-15-2034	565,000	662,508
St. Paul MN Housing & RDA Health Care Facilities Refunding Bonds Series 2015A (Health Revenue)	5.00	7-1-2025	250,000	300,450
St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A (Health Revenue)	5.00	11-15-2025	1,000,000	1,118,020
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	4.00	11-15-2017	550,000	552,211
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	5.00	11-15-2027	1,000,000	1,232,440
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A (Health Revenue)	5.00	7-1-2031	2,010,000	2,319,299
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A (Education Revenue)	5.00	12-1-2034	1,645,000	1,752,928
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A (Transportation Revenue)	4.00	8-1-2026	525,000	585,317
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A (Transportation Revenue)	4.00	8-1-2027	545,000	602,923
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A (Transportation Revenue)	5.00	8-1-2025	500,000	600,620
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	922,014
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,006,440
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,368,680
Todd County MN United Hospital District BAN Lakewood Health System Series A (Health Revenue)	1.30	12-1-2018	1,000,000	1,000,130
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,249,986
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,061,180
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,118,620
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,089,983
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2027	1,565,000	1,812,458
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,150,540
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2031	1,000,000	1,176,430
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,447,925
Willmar MN Rice Memorial Hospital Project Series 2012A (GO Revenue)	5.00	2-1-2026	1,000,000	1,117,410
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	297,929
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	529,770
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	191,744
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	230,166
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	232,505
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	235,473

				163,292,808

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico : 0.00%
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50%	8-1-2031	$250,000	$8,125

Virgin Islands : 0.32%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	500,000	529,750

Total Municipal Obligations (Cost $161,546,325)				166,532,565

Total investments in securities (Cost $161,546,325)	99.04%	166,532,565
Other assets and liabilities, net	0.96	1,613,719

Total net assets	100.00%	$168,146,284

##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAN	Bond anticipation notes
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher education facilities authority revenue
LIQ	Liquidity agreement
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement

6

Wells Fargo Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in :
Municipal obligations	$0	$166,532,565	$0	$166,532,565

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.45%

Alabama : 1.79%
Alabama Federal Aid Highway Finance Authority Series A (Tax Revenue)	5.00%	9-1-2035	$19,000,000	$22,510,250
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	10,520,000	10,423,006
Birmingham AL CAB Series A1 (GO Revenue) ¤	0.00	3-1-2045	3,000,000	3,166,860
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	548,063
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,180,340
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,451,511
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	4,490,000	4,657,253
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	2,590,000	2,681,997

				48,619,280

Alaska : 0.14%
Alaska International Airport AMT Series A (Airport Revenue, State Street Bank & Trust Company LOC) ø	0.98	10-1-2030	3,900,000	3,900,000

Arizona : 1.47%
Arizona Health Facilities Authority Catholic Healthcare West Series B (Health Revenue, JPMorgan Chase & Company LOC) ø	0.93	7-1-2035	12,990,000	12,990,000
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	2,250,000	2,301,030
Maricopa County AZ PCR Series B (Utilities Revenue)	5.20	6-1-2043	100,000	108,143
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,260,440
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,480,000	7,555,847
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	6,470,000	6,561,162
Pima County AZ IDA Noah Webster Schools-Pima Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,540,179
Salt River AZ Pima Maricopa Indian Community Series 2005 (Miscellaneous Revenue, Bank of America NA LOC) ø	1.00	10-1-2025	1,360,000	1,360,000
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,080,020
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,098,860
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,094,130

				39,949,811

California : 9.84%
Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,356,530
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,423,494
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,375,898
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,839,650
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2035	6,700,000	3,635,018
Alhambra CA Unified School District CAB Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2031	7,500,000	4,906,425
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	8,500,000	9,744,400
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) (Transportation Revenue) ±	2.19	4-1-2036	18,000,000	18,282,240
Bay Area CA Toll Authority Toll Bridge Series C1 (Transportation Revenue, Sumitomo Mitsui Banking LOC) ø	0.89	4-1-2045	7,475,000	7,475,000

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California CDA Kaiser Permanente Series B (Health Revenue) ø	0.88%	11-1-2030	$20,000,000	$20,000,000
California HFFA Adventist Hospital Project Series B (Health Revenue, U.S. Bank NA LOC) ø	0.85	9-1-2028	7,150,000	7,150,000
California HFFA Kaiser Permanente Series C (Health Revenue) ø	0.94	6-1-2041	20,000,000	20,000,000
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,509,196
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project (Industrial Development Revenue) 144A	8.00	7-1-2039	3,270,000	3,614,789
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.15	8-1-2027	15,000,000	15,000,000
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,318,040
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,734,884
California Series C-1 (GO Revenue, Bank of America NA LOC) ø	0.89	5-1-2033	14,435,000	14,435,000
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	405,000	419,309
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,514,264
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2027	1,000,000	777,210
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2028	1,040,000	775,923
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	1,000,000	644,460
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	1,000,000	613,480
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	1,000,000	580,810
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2032	2,515,000	1,445,798
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2033	2,000,000	1,089,840
Compton CA PFA Refunding Bond (Miscellaneous Revenue) 144A	4.00	9-1-2027	3,820,000	3,852,126
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2028	1,165,000	867,762
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2029	1,500,000	1,070,025
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,364,400
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,301,000
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,028,420
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2033	1,230,000	726,278
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	6,470,000	4,377,731
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	3,330,000	2,051,846
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,120,175
Los Angeles CA Department of Water & Power Series B (Utilities Revenue, Bank of Montreal SPA) ø	0.90	7-1-2034	9,100,000	9,100,000
Los Angeles CA Department of Water & Power Series B (Water & Sewer Revenue, Citibank NA SPA) ø	0.90	7-1-2035	16,890,000	16,890,000
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	15,925,000	20,196,722
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2024	1,130,000	972,184
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2027	2,775,000	2,117,325
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,034,540
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,076,895

2

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00%	8-1-2030	$2,000,000	$1,322,260
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,617,445
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	3,289,663
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	3,217,517
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,436,353
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	1,262,980
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	2,596,542
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	25,000	26,856
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	5,884,548
San Bernardino CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2031	1,100,000	1,281,632
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2026	1,100,000	1,301,168
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2028	1,250,000	1,468,325
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,125,998
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,246,680
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2031	2,000,000	1,318,860
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2033	1,000,000	599,870
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2034	2,000,000	1,142,460
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Bank Limited SPA) ø	0.90	4-1-2038	6,200,000	6,200,000
West Contra Costa CA Unified School District CAB Series C (GO Revenue, AGM Insured) ¤	0.00	8-1-2029	3,000,000	2,164,830
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2029	1,690,000	1,219,521
Wiseburn CA School District CAB Election of 2010 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,366,655

				266,899,250

Colorado : 3.00%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	4,165,990
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,398,572
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	2,900,000	2,797,775
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2 (Education Revenue)	7.00	12-15-2046	3,940,000	4,041,494
Colorado ECFA Charter School Community Leadership Academy (Education Revenue)	5.75	7-1-2019	380,000	385,499
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	1,285,000	1,468,074
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	60,000	60,013
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	531,265
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	6,628,175
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	7,999,629

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13%	9-1-2048	$3,795,000	$5,146,058
Colorado ECFA Charter School Twin Peaks Charter Academy (Education Revenue)	6.50	3-15-2043	1,290,000	1,400,192
Colorado Health Facilities Authority Catholic Health Initiative Series 2009-A (Health Revenue)	5.00	7-1-2039	14,260,000	14,571,438
Colorado Health Facilities Authority Catholic Health Initiatives Series D-1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,171,280
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,422,159
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	280,000	293,367
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	487,428
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,341,386
Colorado Springs CO Series C (Utilities Revenue, JPMorgan Chase & Company SPA) ø	0.95	11-1-2040	17,460,000	17,460,000
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	550,000	551,117

				81,320,911

Connecticut : 0.24%
Hamden CT BAN (GO Revenue)	5.00	8-15-2026	1,235,000	1,443,369
Hartford CT Series A (GO Revenue)	5.00	4-1-2028	3,165,000	2,310,798
Hartford CT Series B (GO Revenue)	5.00	4-1-2025	1,220,000	902,995
Hartford CT Series B (GO Revenue)	5.00	4-1-2026	1,470,000	1,087,991
Hartford CT Series B (GO Revenue)	5.00	4-1-2027	1,000,000	730,090

				6,475,243

Delaware : 0.37%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	7,500,000	7,673,250
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,350,266

				10,023,516

District of Columbia : 0.40%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	3,545,000	3,785,741
District of Columbia Georgetown University Series B-1 (Education Revenue, Bank of America NA LOC) ø	0.93	4-1-2041	5,000,000	5,000,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,101,660

				10,887,401

Florida : 4.13%
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	795,000	795,143
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,111,260
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,127,190
Crossings at Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,261,827
Crossings at Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,301,514
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,319,437

4

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00%	11-1-2032	$1,465,000	$1,668,254
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,531,491
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated (Resource Recovery Revenue) 144A	5.00	8-1-2029	4,000,000	4,108,080
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	805,000	990,013
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,690,000	2,920,372
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,499,925
Indigo FL Community Development District Series C (Miscellaneous Revenue) (s)	1.40	5-1-2030	2,536,248	1,217,374
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	597,538
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,327,059
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,141,000	1,141,833
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.32	5-1-2045	130,000	124,998
Marshall Creek Florida Community Development District (Miscellaneous Revenue) (s)	6.63	5-1-2032	2,050,000	1,947,480
Miami-Dade County FL School District (GO Revenue)	5.00	3-15-2046	15,000,000	17,034,900
Miami-Dade County FL Seaport AMT Series B (Airport Revenue)	6.00	10-1-2033	500,000	591,825
Miami-Dade County FL Seaport Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.95	10-1-2050	10,000,000	10,000,000
Orange County FL Health Facilities Authority Nemours Foundaton Series B (Health Revenue, Northern Trust Company LOC) ø	0.98	1-1-2039	9,000,000	9,000,000
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,768,619
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	1,953,067
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	2,045,723
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,094,720
Pinellas County FL Educational Facilities Authority Barry Unversity Project (Education Revenue)	5.00	10-1-2027	1,600,000	1,727,232
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	1,815,000	1,956,116
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	3,893,116
South Miami FL Health Facilities Authority Baptist Health South Florida Group (Health Revenue)	5.00	8-15-2023	2,810,000	2,819,414
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) (s)(t)	1.34	1-1-2049	750,000	479,175
St. Johns County FL IDA Refunding Glenmoor Project Subordinate Series B (Health Revenue) (s)(t)	2.50	1-1-2049	277,527	3
St. Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,125,625
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	2,315,000	2,356,786
Viera East Florida Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,198,386
Viera East Florida Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,391,322
Viera East Florida Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,590,662

				112,017,479

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Georgia : 0.70%
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1 (Health Revenue)	6.00%	1-1-2023	$1,500,000	$1,533,000
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1 (Health Revenue)	6.75	1-1-2035	2,000,000	2,053,300
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A-1 (Health Revenue)	7.00	1-1-2040	3,000,000	3,108,330
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	1,920,000	1,614,163
Fulton County GA Development Authority Hospital Revenue Bond Series A (Health Revenue)	5.00	4-1-2047	2,250,000	2,518,965
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	522,888
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,655,000	2,916,491
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,286,888
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A¤	0.00	6-1-2049	5,600,000	3,542,784

				19,096,809

Guam : 0.13%
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,488,652
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	62,335

				3,550,987

Hawaii : 0.11%
Hawaii Prerefunded Series DZ (GO Revenue)	5.00	12-1-2031	2,700,000	3,109,914

Idaho : 0.65%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	6,569,325
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,178,530
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	549,300
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,494,794
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	759,675
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,444,511
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	506,770
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,320,984
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	128,601
Idaho Housing & Finance Association Nonprofit Facilities Victory Charter School Incorporated Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,557,900

				17,510,390

Illinois : 18.84%
Chicago IL (Tax Revenue)	5.00	1-1-2028	4,430,000	4,954,601
Chicago IL (Tax Revenue)	5.00	1-1-2029	1,500,000	1,676,610
Chicago IL Board of Education CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2025	9,935,000	7,740,458
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	9,455,000	7,632,171

6

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00%	12-1-2020	$1,000,000	$907,780
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,430,000	1,154,310
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,245,000	2,978,165
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	24,270,000	15,440,331
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2027	4,040,000	2,699,851
Chicago IL Board of Education Series C (GO Revenue, AGM Insured)	5.25	12-1-2023	1,500,000	1,560,795
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2025	1,430,000	1,474,402
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2030	5,745,000	3,540,069
Chicago IL CAB Project & Refunding Series C (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,360,000	5,531,334
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2025	2,595,000	2,817,936
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2026	4,000,000	4,315,600
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2028	1,000,000	1,071,950
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2024	680,000	745,627
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.50	1-1-2034	1,500,000	1,646,325
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00	1-1-2026	5,000,000	5,567,750
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,468,240
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,130,769
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,206,275
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2025	2,960,000	3,350,838
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2027	3,400,000	3,881,882
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	4,600,000	5,023,890
Chicago IL Series A (GO Revenue, National Insured)	5.00	1-1-2029	4,000,000	4,030,720
Chicago IL Series A (Tax Revenue)	5.25	1-1-2038	6,000,000	6,374,880
Chicago IL Series A (GO Revenue)	5.50	1-1-2034	7,175,000	7,874,921
Chicago IL Series A (GO Revenue)	5.50	1-1-2035	1,715,000	1,876,759
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2028	9,550,000	10,154,515
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	14,014,839
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,285,000	1,419,822
Chicago IL Transit Authority Sales Tax Receipts Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,353,640
Chicago IL Wastewater Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,358,960
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,445,950
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	3,000,000	3,289,830
Cook County IL Series C (GO Revenue, AGM Insured)	5.00	11-15-2024	4,240,000	4,778,650
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,140,000	2,379,873
Cook County IL Series C (GO Revenue)	5.00	11-15-2027	325,000	357,822
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	28,749,600
DeKalb, Kane & Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO Revenue) ¤	0.00	2-1-2019	725,000	709,442
IIlinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	12,245,000	8,955,381
IIlinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2029	22,200,000	14,057,262
IIlinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	2,100,000	1,270,899
IIlinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2031	10,035,000	5,917,037
IIlinois Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2031	6,000,000	3,470,340

7

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois (Miscellaneous Revenue)	5.00%	8-1-2024	$2,000,000	$2,186,380
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	6,165,000	6,704,684
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	3,000,000	3,393,840
Illinois (Miscellaneous Revenue)	5.25	7-1-2030	2,500,000	2,709,875
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	6,000,000	6,716,520
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	4,450,000	4,978,927
Illinois (GO Revenue)	5.50	1-1-2030	2,900,000	3,258,063
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,344,000
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	5,734,214
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,425,000	1,465,043
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,583,621
Illinois Finance Authority Charter Schools Project Series A (Education Revenue)	6.25	9-1-2039	7,955,000	8,872,450
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A (Education Revenue)	6.88	10-1-2031	1,730,000	1,888,987
Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A (Education Revenue)	7.13	10-1-2041	3,800,000	4,164,800
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,420,800
Illinois Finance Authority OSF Healthcare System Series E (Health Revenue, Barclays Bank plc LOC) ø	0.95	11-15-2037	19,000,000	19,000,000
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø	0.95	11-15-2037	16,250,000	16,250,000
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	8,784,240
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,237,233
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2030	7,000,000	8,230,740
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2031	8,000,000	9,353,440
Illinois Sales Tax Revenue Build Illinois Bond (Tax Revenue)	5.00	6-15-2029	3,000,000	3,276,990
Illinois Series 1 (GO Revenue, National Insured)	6.00	11-1-2026	3,200,000	3,643,424
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	3,000,000	3,307,200
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2026	1,565,000	1,105,970
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,705,000	6,834,797
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	2,295,000	1,955,822
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,570,000	13,698,275
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	2,515,000	1,868,117
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,477,169
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,242,448
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2026	4,775,000	5,364,904
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2027	8,380,000	9,364,650
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	3,881,010
Illinois Toll Highway Authority Toll Senior Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,699,140
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	8,225,000	7,466,244
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	13,268,277
Kendall, Kane & Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2025	1,105,000	903,514

8

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Kendall, Kane & Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00%	2-1-2026	$5,050,000	$3,969,603
Kendall, Kane & Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2027	12,050,000	9,125,827
Lake County IL School District #24 Millburn CAB (GO Revenue, National Insured) ¤	0.00	1-1-2024	2,000,000	1,679,660
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,780,886
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	675,000	655,729
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,184,888
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2021	1,325,000	1,222,392
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,494,536
Lake County IL Township High School District #126 Zion-Benton CAB (GO Revenue, National Insured) ¤	0.00	2-1-2020	910,000	865,838
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2032	2,500,000	2,827,025
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	765,000	753,311
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,445,000	1,276,051
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	473,176
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	605,000	602,023
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,455,000	2,047,200
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2023	350,000	491,575
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,824,301
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,813,442
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	14,982,520
Will County IL Community High School District #210 Lincoln-Way Unrefunded CAB (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,000,000	4,930,730
Will County IL Community Unit School District #201 Crete-Monee Prerefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	430,000	382,072
Will County IL Community Unit School District #201 Crete-Monee Unrefunded CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	1,070,000	912,603
Will County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2033	2,730,000	1,112,475
Willl & Cook Counties IL Community High School District #210 Lincoln-Way CAB Series B (GO Revenue) ¤	0.00	1-1-2032	250,000	108,498
Willl & Cook Counties IL Community High School District #210 Lincoln-Way Refunding Series A (GO Revenue)	5.00	1-1-2028	500,000	498,575

				511,009,845

Indiana : 0.72%
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2043	1,970,000	2,078,567
Brookhaven County IN EDA Line Senior Apartments Project Series A (Housing Revenue)	6.25	7-1-2048	2,680,000	2,820,888
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,649,156
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,638,256

9

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88%	1-1-2024	$1,125,000	$1,257,458

				19,444,325

Iowa : 0.44%
Altoona IA Annual Appropriation Urban Renewal Series C (GO Revenue)	5.00	6-1-2031	1,805,000	2,085,623
Iowa Finance Authority UnityPoint Health Project Series B-1 (Health Revenue, Union Bank NA LOC) ø	0.93	2-15-2039	9,800,000	9,800,000

				11,885,623

Kansas : 0.50%
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A-2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	35,000	35,222
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	40,000,000	13,550,800

				13,586,022

Kentucky : 1.46%
Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	3,393,244
Kentucky EDFA Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) (Health Revenue) ±	2.34	2-1-2046	22,715,000	22,400,170
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	7,644,686
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	1,143,980
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,475,513
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	1,231,975
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ¤	0.00	7-1-2033	1,000,000	887,150
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ¤	0.00	7-1-2034	1,505,000	1,331,368

				39,508,086

Louisiana : 0.97%
Louisiana Local Government Environmental Facilities & CDA (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,085,000	2,109,082
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ¤	0.00	10-1-2030	4,185,000	3,562,356
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue) ¤	0.00	10-1-2031	3,675,000	3,115,665
New Orleans LA (GO Revenue, FGIC Insured)	5.50	12-1-2021	2,050,000	2,269,371
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2033	3,000,000	3,409,410
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	4,500,000	5,060,835
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	6,874,855

				26,401,574

Maine : 0.06%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGC Insured)	5.88	12-1-2039	1,635,000	1,724,762

10

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland : 0.88%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00%	8-15-2020	$293,000	$341,339
Maryland CDA Belnor Senior Residences Series D (Housing Revenue)	1.83	6-1-2019	6,200,000	6,194,358
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue)	5.75	8-1-2033	1,585,000	1,653,694
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue) 144A	6.90	8-1-2041	8,480,000	9,041,122
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A (Education Revenue)	7.00	8-1-2046	6,085,000	6,547,643

				23,778,156

Massachusetts : 1.65%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,449,130
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,442,607
Massachusetts Educational Financing Authority AMT Series B (Education Revenue)	5.38	1-1-2020	1,780,000	1,905,116
Massachusetts Educational Financing Authority AMT Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,535,740
Massachusetts Educational Financing Authority AMT Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,332,010
Massachusetts Educational Financing Authority Series I (Education Revenue)	6.00	1-1-2028	1,540,000	1,629,058
Massachusetts Water Resources Authority Series C (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	0.92	8-1-2020	10,600,000	10,600,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.97	8-1-2037	13,935,000	13,935,000

				44,828,661

Michigan : 7.06%
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,950,540
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,821,555
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,807,421
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,675,298
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C (Water & Sewer Revenue)	5.00	7-1-2036	8,500,000	9,494,670
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (Water & Sewer Revenue)	4.00	7-1-2032	11,000,000	11,495,770
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	11,000,000	11,411,180
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2026	1,075,000	1,212,966
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2028	1,450,000	1,619,781
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2029	1,350,000	1,505,142
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2030	1,775,000	1,964,410
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2031	1,425,000	1,572,146
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	6.50	10-1-2020	100,000	104,478
Michigan Finance Authority Limited Obligation Public School Holly Academy (Education Revenue)	8.00	10-1-2040	1,350,000	1,494,855
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	7.50	12-1-2020	260,000	277,568
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,249,703

11

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A (Miscellaneous Revenue)	8.25%	12-1-2039	$2,220,000	$2,452,967
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,327,220
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,242,877
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,591,000
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	3,967,652
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,444,485
Michigan Finance Authority Local Government Loan Program Series C (Water & Sewer Revenue)	5.00	7-1-2035	2,000,000	2,219,320
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,146,460
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2031	1,340,000	1,519,064
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,259,140
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2033	2,975,000	3,344,436
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,110,987
Michigan Finance Authority Local Government Loan Program Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	8,836,732
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	280,000	291,052
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	7,000,000	7,280,070
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4 (Water & Sewer Revenue)	5.00	7-1-2031	6,500,000	7,310,485
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,588,163
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,605,205
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	150,104
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,480,148
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,186,386
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	100,093
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,613,734
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	72,245
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	192,329
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,660,000	2,927,597
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	1,199,835
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,799,615
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	1,122,500	1,148,789
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,318,562
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,653,220
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,330,344

12

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13%	7-1-2045	$15,500,000	$15,741,490
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,460,000	4,425,613
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	8,735,000	8,871,091

				191,405,993

Mississippi : 0.34%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,128,299

Missouri : 0.55%
Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	9,115,000	9,227,023
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	1,015,000	1,032,894
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,375,604
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,168,500

				14,804,021

Nebraska : 0.04%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,147,459

Nevada : 0.68%
Carson City NV Carson Tahoe Hospital Project Series B (Health Revenue, U.S. Bank NA LOC) ø	0.95	9-1-2033	17,300,000	17,300,000
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	465,000	497,304
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	370,000	399,378
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	245,000	264,825

				18,461,507

New Jersey : 5.47%
Bayonne NJ School Refunding Bonds (GO Revenue, AGM Insured)	5.00	7-15-2023	2,505,000	2,901,642
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.25%) (Miscellaneous Revenue) ±	2.19	9-1-2025	3,815,000	3,701,199
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.55%) (Miscellaneous Revenue) ±	2.49	9-1-2027	14,745,000	14,379,177
New Jersey EDA School Facilities Construction Refunding Bond Project Series I (SIFMA Municipal Swap +1.60%) (Miscellaneous Revenue) ±	2.54	3-1-2028	1,200,000	1,165,116
New Jersey EDA School Facilities Construction Refunding Bond Project Series II (Miscellaneous Revenue)	5.00	3-1-2026	4,000,000	4,311,800
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2026	15,000,000	16,412,400
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund (Education Revenue)	5.00	6-15-2025	5,830,000	6,494,970
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	10,940,412
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2029	11,875,000	7,184,850
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	4,500,000	2,458,305
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	1,150,000	806,771
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2042	5,540,000	5,821,543

13

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75%	6-15-2023	$2,000,000	$2,358,500
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	12,108,000
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2044	1,000,000	1,058,290
New Jersey TTFA Series AA (Transportation Revenue)	5.25	6-15-2033	10,000,000	10,882,100
New Jersey TTFA Series B (Transportation Revenue)	5.25	6-15-2036	5,575,000	5,891,604
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	8,000,000	8,874,240
Newark NJ Housing Authority Port Newark Marine Terminal Rental (Miscellaneous Revenue, National Insured)	5.00	1-1-2032	7,620,000	8,940,775
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	5,000,000	5,477,150
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2026	2,205,000	2,395,336
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	6,035,000	6,513,515
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.25	7-15-2024	1,325,000	1,468,696
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2025	385,000	421,741
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2026	395,000	429,096
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2027	405,000	437,112
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.25	7-15-2024	375,000	415,669
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,045,335

				148,295,344

New Mexico : 0.39%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	550,000	588,550
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.58	11-1-2039	10,000,000	9,990,500

				10,579,050

New York : 11.01%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,830,330
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,655,000	10,761,753
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (3 Month LIBOR +0.73%) (Health Revenue) ±	1.61	5-1-2018	765,000	765,199
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	10,693,300
New York Dormitory Authority University of Rochester Series A-1 (Education Revenue, Barclays Bank plc LOC) ø	0.95	7-1-2027	10,000,000	10,000,000
New York Housing Finance Agency 505 W 37th Street Series B (Housing Revenue, Landesbank Hessen-Thüringen LOC) ø	0.98	5-1-2042	14,900,000	14,900,000
New York Housing Finance Agency Tribeca Green Housing Project Series A (Housing Revenue, Landesbank Hessen-Thüringen LOC) ø	1.00	11-1-2036	4,000,000	4,000,000
New York Metropolitan Transportation Authority Series A (Transportation Revenue)	5.00	11-15-2030	11,000,000	12,681,790
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	6.50	11-15-2028	5,970,000	6,346,647
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	6.50	11-15-2028	495,000	526,230
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	6.50	11-15-2028	1,535,000	1,630,247
New York Metropolitan Transportation Authority Series D-1 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	0.98	11-1-2035	12,500,000	12,500,000
New York NY Adjusted Fiscal 2017 Subordinate Series A-4 (GO Revenue, Citibank NA LOC) ø	0.95	8-1-2044	23,555,000	23,555,000
New York NY Adjusted Fiscal 2017 Subordinate Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	0.97	8-1-2044	10,000,000	10,000,000
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,372,986
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	34,075,666

14

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25%	6-15-2044	$9,800,000	$11,179,644
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	12,037,223
New York NY Municipal Water Finance Authority Subordinate Series B-1 (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.94	6-15-2045	4,955,000	4,955,000
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.75	6-15-2040	1,150,000	1,189,848
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,681,600
New York NY Municipal Water Finance Authority Water & Sewer System Unrefunded Balance (Water & Sewer Revenue)	5.75	6-15-2040	3,850,000	3,985,905
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	3,000,000	3,468,600
New York NY Subordinate Series B-3 (GO Revenue, Citibank NA LOC) ø	0.95	4-1-2042	20,000,000	20,000,000
New York NY Subordinate Series G-6 (GO Revenue, Mizuho Bank Limited LOC) ø	0.97	4-1-2042	12,425,000	12,425,000
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,650,475
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,228,204
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	20,154,135
New York NY Transitional Finance Authority Subordinate Series A-2 (Tax Revenue, Dexia Credit Local LIQ) ø	1.03	11-1-2022	7,450,000	7,450,000
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	3,000,000	3,031,200
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	3,000,000	3,026,130
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	557,996
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,850,000	2,038,252
Westchester County NY Local Development Pace University Series B (Education Revenue) øø	0.95	5-1-2044	5,000,000	5,000,000

				298,698,360

North Carolina : 1.24%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,320,313
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,143,360
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.96	11-1-2034	15,755,000	15,755,000
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.00	12-1-2029	5,000,000	5,289,000
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,016,035

				33,523,708

Ohio : 2.74%
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,202,795
Allen County OH Catholic Healthcare Series C (Health Revenue, Union Bank NA LOC) ø	0.94	6-1-2034	9,675,000	9,675,000
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,509,166
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	3,961,044
Cleveland OH Airport System Revenue Series D (Airport Revenue, U.S. Bank NA LOC) ø	0.94	1-1-2024	4,475,000	4,475,000
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	1,935,000	2,046,321

15

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue)	3.95%	11-1-2032	$2,700,000	$1,235,250
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2026	1,500,000	1,734,135
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2028	1,600,000	1,829,328
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2030	2,250,000	2,550,803
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	13,480,800
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2039	2,500,000	2,783,075
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ¤	0.00	2-15-2034	8,500,000	8,225,110
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue)	3.95	11-1-2032	8,000,000	3,660,000
Ohio Water Development Authority Pollution Control FirstEnergy Nuclear Generation Project (Industrial Development Revenue)	3.75	7-1-2033	11,580,000	5,297,850
Ohio Water Development Authority Pollution Control Series C (Industrial Development Revenue)	4.00	6-1-2033	3,720,000	1,701,900
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,909,234
Toledo OH Enterprise Bond Series 2-A (Industrial Development Revenue)	5.50	12-1-2019	940,000	947,633

				74,224,444

Oklahoma : 0.39%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2026	1,810,000	2,191,838
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2030	2,000,000	2,348,080
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2031	1,145,000	1,338,700
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	3,345,000	3,677,761
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,159,582

				10,715,961

Oregon : 0.18%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	4,895,235

Pennsylvania : 7.95%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,485,663
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ø	0.97	8-1-2032	5,855,000	5,855,000
Allegheny County PA West Mifflin Area School District (GO Revenue, AGM Insured)	5.00	4-1-2025	1,180,000	1,364,387
Allegheny County PA West Mifflin Area School District (GO Revenue, AGM Insured)	5.00	4-1-2026	1,200,000	1,391,952
Allegheny County PA West Mifflin Area School District (GO Revenue, AGM Insured)	5.00	4-1-2027	1,000,000	1,161,330
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue)	2.70	4-1-2035	2,000,000	915,000
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.44	11-1-2039	20,000,000	20,125,200
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,022,820
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	445,000	446,566

16

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75%	7-1-2032	$5,000,000	$6,367,600
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	20,107,111
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	4,025,000	5,662,773
Luzerne County PA Series E (GO Revenue, AGM Insured)	8.00	11-1-2027	135,000	144,554
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2024	1,540,000	1,774,588
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2025	1,625,000	1,882,221
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue)	2.55	12-1-2029	11,530,000	11,657,061
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.50	10-1-2030	10,625,000	10,607,044
Penn Hills Municipality PA Series B (GO Revenue, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	997,500
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	14,275,000	16,036,821
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2030	600,000	687,768
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2038	2,100,000	2,328,921
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	1,415,000	1,120,270
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,475,895
Pennsylvania Turnpike Commission Series A-1 (Transportation Revenue) %%	5.00	12-1-2047	1,750,000	1,996,995
Pennsylvania Turnpike Commission Subordinate Series B-1 (Transportation Revenue)	5.00	6-1-2027	1,000,000	1,195,010
Pennsylvania Turnpike Commission Subordinate Series B-1 (Transportation Revenue)	5.00	6-1-2028	1,450,000	1,718,149
Pennsylvania Turnpike Commission Subordinate Series B-1 (Transportation Revenue)	5.00	6-1-2029	2,000,000	2,351,040
Pennsylvania Turnpike Commission Subordinate Series B-2 (Transportation Revenue)	5.00	6-1-2027	1,200,000	1,434,012
Pennsylvania Turnpike Commission Subordinate Series B-2 (Transportation Revenue)	5.00	6-1-2028	5,400,000	6,398,622
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2032	5,000,000	5,015,200
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,302,920
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	320,676
Philadelphia PA School District Series A (GO Revenue)	5.00	9-1-2024	2,075,000	2,411,378
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	5,000,000	5,536,400
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2035	3,820,000	4,221,864
Philadelphia PA Series B (Water & Sewer Revenue)	5.00	7-1-2033	8,000,000	9,291,600
Quakertown PA General Authority Health LifeQuest Obligated Group Series C (Health Revenue)	4.50	7-1-2027	750,000	734,303
Quakertown PA General Authority Health LifeQuest Obligated Group Series C (Health Revenue)	5.00	7-1-2032	1,000,000	972,470
Quakertown PA General Authority Refunding Bond Health LifeQuest Obligated Group Series C (Health Revenue)	5.30	7-1-2042	1,750,000	1,701,665
Scranton PA Notes (GO Revenue)	5.00	11-15-2032	2,750,000	2,864,675
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,635,000	2,945,956
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2024	3,960,000	4,390,056
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	6-1-2024	2,250,000	2,587,680
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2034	1,915,000	2,105,485

17

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00%	6-1-2035	$16,715,000	$18,309,444
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue)	2.55	6-1-2036	3,140,000	3,137,268

				215,560,913

Puerto Rico : 0.13%
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,222,673
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	5.50	8-1-2031	3,300,000	107,250
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	6.00	8-1-2024	7,000,000	227,500

				3,557,423

South Carolina : 0.45%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	176,417
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2031	2,890,000	2,915,866
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	225,107
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	1,440,000	1,510,546
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,672,755
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2028	1,230,000	1,444,967
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2034	1,825,000	2,081,139
South Carolina Public Service Authority Series C (Utilities Revenue)	5.00	12-1-2035	2,000,000	2,275,600

				12,302,397

South Dakota : 0.27%
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,107,434
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	807,008
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,326,500

				7,240,942

Tennessee : 0.79%
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.00	12-1-2035	8,500,000	8,449,255
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.13	12-1-2042	2,470,000	2,435,445
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.94	6-1-2042	10,435,000	10,435,000

				21,319,700

Texas : 5.28%
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2039	8,000,000	8,921,760
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	3,500,000	3,863,335
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	1,741,880
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,203,280
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	3,740,000	4,110,559

18

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75%	8-15-2038	$2,000,000	$2,105,860
Dallas TX Independent School District School Building (GO Revenue, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	10,204,900
Grand Parkway Transportation Corporation Texas CAB Series B (Transportation Revenue) ¤	0.00	10-1-2029	1,015,000	958,942
Grand Parkway Transportation Corporation Texas CAB Series B (Transportation Revenue) ¤	0.00	10-1-2030	2,000,000	1,886,540
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	970,423
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25	8-15-2021	2,585,000	2,829,567
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	7,262,840
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	2,125,000	2,174,173
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	4,235,000	4,332,998
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue)	6.75	10-1-2032	1,855,000	1,917,217
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,797,889
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2033	3,600,000	4,119,156
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2035	4,000,000	4,548,680
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	1.41	4-1-2040	6,600,000	6,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.41	11-1-2040	3,000,000	3,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Subordinate Series D (Resource Recovery Revenue) ø	1.41	11-1-2040	10,500,000	10,500,000
Port of Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	10,000,000	11,073,100
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,000,000	2,000,480
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	4,000,000	4,196,800
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2029	5,000,000	5,601,800
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2031	5,000,000	5,563,050
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,619,200
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	14,437,375
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	8,614,570

				143,156,374

Utah : 0.55%
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	485,000	493,032
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	7,780,000	8,282,821
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	1,860,000	1,947,755
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,090,681

				14,814,289

19

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Vermont : 1.40%
Vermont Student Assistance Corporation Series B Class A-2 (3 Month LIBOR +3.00%) (Education Revenue) ±	4.31%	12-3-2035	$16,800,000	$17,550,120
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) (Education Revenue) ±	2.24	6-2-2042	20,315,375	20,336,706

				37,886,826

Virgin Islands : 0.86%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	7,500,000	5,324,850
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	7,915,790
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2030	1,830,000	1,214,681
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2039	13,965,000	8,905,481

				23,360,802

Virginia : 0.23%
Marquis VA CDA CAB (Tax Revenue) 144A¤	0.00	9-1-2045	397,000	264,370
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	1,824,000	247,845
Marquis VA CDA Series B (Tax Revenue)	5.63	9-1-2041	1,310,000	993,360
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project (Transportation Revenue)	5.00	7-1-2034	4,000,000	4,328,840
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	477,000	477,949

				6,312,364

Washington : 1.26%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2029	8,940,000	10,461,767
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2035	9,430,000	10,745,485
King County WA Sewer Series B (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ø	0.95	1-1-2032	6,000,000	6,000,000
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,355,000	1,481,665
Washington Health Care Facilities Authority Central Washington (Health Revenue)	7.00	7-1-2039	5,000,000	5,511,400

				34,200,317

West Virginia : 0.13%
Monongalia County WV Refunding & Improvement Bonds Series A (Tax Revenue) 144A%%	5.00	6-1-2037	1,000,000	1,007,360
West Virginia Hospital Finance Authority Refunding & Improvement Bonds Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,425,690

				3,433,050

Wisconsin : 0.49%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.00	8-1-2033	2,120,000	2,316,800
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	4,650,000	5,078,405
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,025,000	1,112,279
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	440,000	470,501
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,568,510
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,743,572

20

Wells Fargo Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20%	8-1-2048	$940,000	$1,046,568

				13,336,635

Wyoming : 0.08%
West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	562,965
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,749,168

				2,312,133

Total Municipal Obligations (Cost $2,552,546,755)				2,670,201,591

	Yield		Shares

Short-Term Investments : 0.77%

Investment Companies : 0.77%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.82		20,971,563	20,994,632

Total Short-Term Investments (Cost $20,994,107)				20,994,632

Total investments in securities (Cost $2,573,540,862)	99.22%	2,691,196,223
Other assets and liabilities, net	0.78	21,130,515

Total net assets	100.00%	$2,712,326,738

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(t)	The Fund has stopped accruing interest on the security.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority

21

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Municipal Bond Fund

EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

22

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	21,484,440	120,976,548	121,489,425	20,971,563	$20,994,632	0.77%

Wells Fargo Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,670,201,591	$0	$2,670,201,591
Short-term investments
Investment companies	20,994,632	0	0	20,994,632

Total assets	$20,994,632	$2,670,201,591	$0	$2,691,196,223

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 97.90%

California : 1.56%
University of California Limited Project Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,135,890

Guam : 1.57%
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,147,120

Indiana : 1.60%
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,161,840

New York : 2.30%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,675,500

North Carolina : 81.11%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	2,000,000	2,068,460
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2029	250,000	298,470
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2031	245,000	289,129
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,747,525
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,624,759
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	896,654
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,324,662
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,166,370
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	3,883,856
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,841,018
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	1,975,405
Charlotte-Mecklenburg NC Hospital Authority Series B (Health Revenue, JPMorgan Chase & Company SPA) øøø	0.92	1-15-2038	1,500,000	1,500,000
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,168,740
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,168,740
Dare County NC Utility System Revenue (Water & Sewer Revenue)	5.00	2-1-2029	350,000	427,487
Henderson County NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2030	500,000	597,015
Jacksonville NC Enterprise System (Water & Sewer Revenue)	5.25	5-1-2028	500,000	629,700
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,375,270
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2047	1,000,000	1,132,020
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,944,810
North Carolina Department of Transportation (Transportation Revenue)	5.00	6-30-2028	1,275,000	1,402,449
North Carolina Facilities Finance Agency (Housing Revenue, AGC Insured)	5.00	6-1-2027	1,000,000	1,146,640
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	1,680,000	1,730,417
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,195,980
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project (Health Revenue)	5.00	11-1-2031	1,500,000	1,703,835
North Carolina Medical Care Commission Presbyterian Homes Project Series C (Health Revenue)	4.00	10-1-2031	1,500,000	1,580,025
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00	6-1-2026	385,000	434,480
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.00	6-1-2032	500,000	551,995
North Carolina Medical Care Commission Southminster Incorporated (Health Revenue)	5.00	10-1-2037	500,000	519,095
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	2,950,547
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,809,359
North Carolina Turnpike Authority (Transportation Revenue)	5.00	7-1-2042	500,000	550,960

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo North Carolina Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
Onslow County NC Water and Sewer Authority (Water & Sewer Revenue)	5.00%	12-1-2028	$505,000	$613,237
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,139,960
Pitt County NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	4-1-2027	875,000	1,045,345
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	2-1-2029	900,000	1,079,928
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2033	1,000,000	1,178,730
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2033	2,000,000	2,333,760
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2039	1,620,000	1,863,875
University of North Carolina at Greensboro (Education Revenue)	5.00	6-1-2042	625,000	708,569
Wilmington NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2030	400,000	478,872

				59,078,148

Tennessee : 4.71%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,229,477
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,203,020

				3,432,497

Virgin Islands : 1.92%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	1,545,000	1,398,704

Washington : 1.62%
Washington Office Building Refunding Bond (Miscellaneous Revenue)	5.00	7-1-2026	1,000,000	1,182,440

Wisconsin : 1.51%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,096,858

Total Municipal Obligations (Cost $67,992,300)				71,308,997

	Yield		Shares

Short-Term Investments : 0.07%

Investment Companies : 0.07%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.82		49,533	49,588

Total Short-Term Investments (Cost $49,569)				49,588

Total investments in securities (Cost $68,041,869)	97.97%	71,358,585

Other assets and liabilities, net	2.03	1,482,307

Total net assets	100.00%	$72,840,892

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

2

Written Options	(list by expiration date, then counterparty)
Description	Counterparty	Number of contracts	Notional amount		Exercise price		Expiration date	Value
Call
[name]	[counterparty]	[amount]	$	[amount]	$	[amount]	[x-x-20xx]	$	[amount]
[name]	[counterparty]	[amount]		[amount]		[amount]	[x-x-20xx]		[amount]

Put
[name]	[counterparty]	[amount]	$	[amount]	$	[amount]	[x-x-20xx]	$	[amount]
[name]	[counterparty]	[amount]		[amount]		[amount]	[x-x-20xx]		[amount]
								$	[amount]

tie to BS

OR if only one of each type
Description	Counterparty	Number of contracts	Notional amount		Exercise price		Expiration date	Value
Call - [name]	[counterparty]	[amount]	$	[amount]	$	[amount]	[x-x-20xx]	$	[amount]
Put - [name]	[counterparty]	[amount]		[amount]		[amount]	[x-x-20xx]		[amount]

								$	[amount]
tie to BS

list in order of issuer name

purchased options listed with main SOI but needs to show same info as above

Futures Contracts		(list by maturity date, then description)
Description	Number of contracts	Expiration date	Notional cost		Notional value		Unrealized gains	Unrealized losses
Long
[description including referenced asset/index]	[amount]	[x-x-20xx]	$	[amount]	$	[amount]	$[amount]	$	([amount]	)
[description including referenced asset/index]	[amount]	[x-x-20xx]		[amount]		[amount]	[amount]		([amount]	)

Short
[description including referenced asset/index]	[amount]	[x-x-20xx]		[amount]		[amount]	[amount]		([amount]	)
[description including referenced asset/index]	[amount]	[x-x-20xx]		[amount]		[amount]	[amount]		([amount]	)

fnt any restrictions

fnt L3 positions

Forward Foreign Currency Contracts		(list by maturity date, then counterparty)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains		Unrealized losses
[xxx,xxx USD/CAD]	[xxx,xxx USD/CAD]	[counterparty]	[x-x-20xx]	$	[amount]	$	([amount]	)
[xxx,xxx USD/CAD]	[xxx,xxx USD/CAD]	[counterparty]	[x-x-20xx]		[amount]		([amount]	)

					$[amount]	$	[amount]

list by exchange date					tie to BS		tie to BS

fnt any restrictions

fnt L3 positions

CDS	Credit Default Swaps
	Buy protection	(list by maturity date, then counterparty)
	Reference entity	Fixed rate paid	Payment frequency	Counterparty	Maturity date	Notional amount		Value		Upfront payments/ receipts		Unrealized gains		Unrealized losses
	[Issuer, rate, maturity date]/[Index name]	(xx.xx%)	[Monthly/ Quarterly]		[x-x-20xx]	$	[amount]	$	[amount]		$[amount]		$[amount]		$([amount])
	[Issuer, rate, maturity date]/[Index name]	(xx.xx)	[Monthly/ Quarterly]		[x-x-20xx]		[amount]		[amount]		[amount]		[amount]		([amount])

											$[amount]		$[amount]		$([amount])

											tie to BS		tie to BS		tie to BS

	Sell protection	(list by maturity date, then counterparty)
	Reference entity	Fixed rate received	Payment frequency	Counterparty	Maturity date	Notional amount		Value		Upfront payments/ receipts		Unrealized gains		Unrealized losses
	[Issuer, rate, maturity date]/[Index name]	xx.xx%	[Monthly/ Quarterly]		[x-x-20xx]	$	[amount]	$	[amount]	$	[amount]	$	[amount]	$	([amount]	)
	[Issuer, rate, maturity date]/[Index name]	xx.xx	[Monthly/ Quarterly]		[x-x-20xx]		[amount]		[amount]		[amount]		[amount]		([amount]	)

										$	[amount]	$	[amount]	$	([amount]	)

											tie to BS		tie to BS		tie to BS

IRS	Interest Rate Swaps	(list by maturity date, then counterparty)
	Floating rate index	Pay/receive floating rate	Fixed rate	Floating rate	Payment frequency	Counterparty	Maturity date	Notional amount	Value	Upfront payments/ receipts		Unrealized gains		Unrealized losses
	1 Yr BRL CDI	[Pay]	xx.xx%	xx.xx%	[Monthly/ Quarterly]		[x-x-20xx]	$[amount]	$[amount]		$[amount]		$[amount]	$	([amount]	)
		[Receive]	xx.xx	xx.xx	[Monthly/ Quarterly]		[x-x-20xx]	[amount]	[amount]		[amount]		[amount]		([amount]	)

										$	[amount]	$	[amount]	$	([amount]	)

											tie to BS		tie to BS		tie to BS

TRS	Total Return Swaps	(list by maturity date, then counterparty)
	Reference asset/index	Counterparty	Maturity date	Notional amount	Value	Upfront payments/ receipts	Unrealized gains	Unrealized losses
	Underlying asset/index		[x-x-20xx]	$[amount]	$[amount]	$[amount]	$[amount]	$	([amount]	)
	Underlying asset/index		[x-x-20xx]	[amount]	[amount]	[amount]	[amount]		([amount]	)

						$[amount]	$[amount]	$	([amount]	)

						tie to BS	tie to BS		tie to BS

fnt any restrictions fnt L3 positions

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net change in unrealized gains (losses)	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	1,421,745	2,890,015	4,262,227	49,533	$19	$49,588	0.07%

Wells Fargo North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$71,308,997	$0	$71,308,997
Short-term investments
Investment companies	49,588	0	0	49,588

Total assets	$49,588	$71,308,997	$0	$71,358,585

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.53%

Florida : 0.62%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,001,950

Pennsylvania : 97.47%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,311,163
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,356,038
Allegheny County PA Port Authority Refunding Bond (Tax Revenue)	5.75	3-1-2029	3,000,000	3,433,860
Allegheny County PA Series C-65 (GO Revenue)	5.50	5-1-2024	4,675,000	5,380,832
Blair County PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,133,518
Capital Region Pennsylvania Refunding Bond Water and Sewer System (Water & Sewer Revenue)	5.00	7-15-2037	1,000,000	1,154,830
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2037	2,075,000	2,375,875
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2029	800,000	936,480
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2030	675,000	785,795
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A (Education Revenue)	5.00	12-15-2047	1,160,000	1,230,400
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	100,000	101,006
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A (Education Revenue)	5.00	10-15-2022	1,695,000	1,783,564
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.13	10-15-2037	1,000,000	1,017,350
Chester County PA IDA Renaissance Academy Charter School Project (Education Revenue)	3.75	10-1-2024	805,000	831,058
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	600,116
Coatesville PA School District Refunding Bond (GO Revenue, AGM Insured)	5.00	8-1-2025	500,000	599,030
Commonwealth Financing Authority Pennsylvania Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,130,220
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2028	2,090,000	2,336,077
Cumberland County PA Municipal Authority Dickinson College Project Series HH-1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,264,176
Dauphin County PA Authority Pinnacle Health System Project Series A (Health Revenue)	5.00	6-1-2035	1,000,000	1,132,900
Delaware County PA Authority Neumann University Refunding Bond (Miscellaneous Revenue)	5.00	10-1-2031	1,500,000	1,649,310
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,766,621
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,130,870
Delaware River PA Joint Toll Bridge Commission (Transportation Revenue)	5.00	7-1-2042	580,000	670,550
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,375,775
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2028	450,000	519,570
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2029	375,000	430,301
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	150,000	173,136
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2029	200,000	229,722
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,841,525
Lehigh County PA General Purpose Authority CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,290,160

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50%	7-1-2026	$3,000,000	$3,431,820
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,726,019
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	967,117
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	1,013,170
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,201,500
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University (Education Revenue)	5.00	4-1-2030	1,500,000	1,681,815
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,110,970
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,086,183
Montgomery County PA Norristown Area School District (GO Revenue)	5.00	9-1-2029	1,250,000	1,476,575
North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B (Education Revenue)	5.25	3-1-2037	1,000,000	1,129,000
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,480,000	1,619,993
Pennsylvania EDFA UPMC Obligated Group Refunding Bond (Health Revenue)	5.00	3-15-2031	2,270,000	2,661,371
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	1,057,584
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	3,233,363
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,262,075
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,235,000	1,299,665
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,289,800
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,118,110
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	1,210,000	1,273,743
Pennsylvania Infrastructure Investment Authority Series A (Miscellaneous Revenue)	5.00	5-15-2031	1,650,000	1,944,839
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,193,588
Pennsylvania State University Refunding Bond Series B (Education Revenue)	5.00	9-1-2034	2,175,000	2,561,693
Pennsylvania Turnpike Commission Motor License Series B-1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,628,835
Pennsylvania Turnpike Commission Oil Franchise Series A (Tax Revenue)	5.00	12-1-2032	1,500,000	1,782,615
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,283,900
Pennsylvania Turnpike Commission Series A-1 (Transportation Revenue) %%	5.00	12-1-2047	1,000,000	1,141,140
Pennsylvania Turnpike Commission Subordinate Series A (Transportation Revenue)	5.50	12-1-2042	3,000,000	3,531,510
Philadelphia PA Airport Refunding Bond AMT Series A (Airport Revenue)	5.00	6-15-2030	1,500,000	1,702,590
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,151,460
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	660,000	684,367
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	5,158,498
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,000,000	1,026,650
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,038,690
Philadelphia PA IDA Master Charter School Aid (Education Revenue)	5.00	8-1-2020	445,000	472,603

2

Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA IDA National Board of Medical Examiners Project (Miscellaneous Revenue)	5.00%	5-1-2030	$1,705,000	$2,011,440
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2028	2,500,000	2,874,550
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,106,560
Philadelphia PA IDA Temple University 1st Series 2016 (Education Revenue)	5.00	4-1-2029	1,000,000	1,177,430
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,365,865
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,500,000	1,706,040
Philadelphia PA School District Refunding Bond Series A (GO Revenue, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,627,051
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	3,000,000	3,087,930
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	1,395,000	1,544,656
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2036	1,250,000	1,421,613
Philadelphia PA Water & Wastewater Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2030	3,000,000	3,535,860
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,263,880
Pittsburgh PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	581,985
Pittsburgh PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,445,000	1,690,534
Reading PA School District Notes Series A (GO Revenue, AGM Insured)	5.00	2-1-2033	1,500,000	1,698,360
Reading PA School District Refunding Bond (GO Revenue)	3.13	4-1-2024	1,000,000	1,000,150
Scranton PA Refunding Notes (GO Revenue)	5.00	11-15-2026	720,000	771,480
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,470,920
State Public School Building Authority Pennsylvania Chester Upland School District Project Series B (Miscellaneous Revenue)	5.25	9-15-2030	540,000	630,002
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	972,344
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,597,800
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,805,084
West Mifflin PA Area School District (GO Revenue, AGM Insured)	5.00	4-1-2028	1,000,000	1,151,910
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,105,857

				158,113,980

Virgin Islands : 0.44%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,000,000	709,980

Total Municipal Obligations (Cost $151,786,065)				159,825,910

	Yield		Shares

Short-Term Investments : 0.96%

Investment Companies : 0.96%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.82		1,561,558	1,563,276

Total Short-Term Investments (Cost $1,563,276)				1,563,276

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund

		Value

Total investments in securities (Cost $153,349,341)	99.49%	$161,389,186

Other assets and liabilities, net	0.51	821,750

Total net assets	100.00%	$162,210,936

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
GO	General obligation
HEFAR	Higher education facilities authority revenue
IDA	Industrial Development Authority
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
SFMR	Single-family mortgage revenue

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	1,179,939	4,418,736	4,037,117	1,561,558	$1,563,276	0.96%

Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances. Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$159,825,910	$0	$159,825,910
Short-term investments
Investment companies	1,563,276	0	0	1,563,276

Total assets	$1,563,276	$159,825,910	$0	$161,389,186

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.67%

Alabama : 0.91%
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ)	4.00%	7-1-2046	$10,000,000	$10,807,300
Board of Education of Shelby County AL Public School Warrants Series 2016 (Tax Revenue)	4.00	2-1-2020	410,000	434,727
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	21,665,000	22,434,541
Jefferson County AL Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	1,938,157
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue)	1.63	7-15-2034	12,500,000	12,534,875

				48,149,600

Alaska : 0.31%
Alaska Housing Finance Corporation Series A (Housing Revenue, FHLB SPA) ø	0.94	12-1-2041	14,750,000	14,750,000
Alaska IDA Snettisham Hydroelectric Project (Utilities Revenue)	5.00	1-1-2021	1,400,000	1,535,408

				16,285,408

Arizona : 1.98%
Arizona Board of Regents Certificate of Participation Series A (Education Revenue)	5.00	6-1-2021	3,000,000	3,378,120
Arizona Health Facilities Authority Banner Health Series B (Health Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.98	1-1-2046	10,300,000	10,300,000
Arizona Health Facilities Authority Catholic West Series A (Health Revenue, JPMorgan Chase & Company LOC) ø	0.93	7-1-2035	11,000,000	11,000,000
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	442,309
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	475,970
Coconino County AZ Pollution Control Corporation Series A (Industrial Development Revenue)	1.80	9-1-2032	7,100,000	7,106,035
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2018	6,100,000	6,285,928
Maricopa County AZ PCR Series A (Utilities Revenue)	2.40	6-1-2043	9,800,000	9,928,772
Maricopa County AZ PCR Series B (Utilities Revenue)	5.20	6-1-2043	2,500,000	2,703,575
Maricopa County AZ Unified School District #89 Refunding Bond Series 2016 (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	7-1-2019	2,265,000	2,298,749
Navajo Nation AZ Refunding Bond Series A (Miscellaneous Revenue) 144A	2.90	12-1-2020	11,595,000	11,449,251
Navajo Nation AZ Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	10,698,000	10,876,764
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) øø	1.25	12-1-2035	25,000,000	25,000,000
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2018	1,245,000	1,250,652
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue)	1.60	3-1-2028	2,500,000	2,503,675

				104,999,800

California : 8.13%
Bay Area CA Toll Authority San Francisco Bay Area Toll Bridge Series B (Transportation Revenue)	1.50	4-1-2047	13,750,000	13,750,550
Bay Area CA Toll Authority Toll Bridge Series A2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.90	4-1-2047	17,725,000	17,725,000
California (GO Revenue) øø	4.00	12-1-2027	55,200,000	55,346,280
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) (Water & Sewer Revenue) ±	1.31	12-1-2035	35,500,000	35,500,000
California HFFA Kaiser Permanente Series C (Health Revenue) ø	0.94	6-1-2041	23,000,000	23,000,000
California Infrastructure & Economic Development Bank Museum Art Project Series A (1 Month LIBOR +1.75%) (Miscellaneous Revenue) ±	2.62	12-1-2037	12,185,000	12,266,030

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Infrastructure & Economic Development Bank Series A (SIFMA Municipal Swap +1.00%) (Education Revenue) ±	1.94%	8-1-2037	$26,185,000	$26,300,738
California PFA Village E Apartments Project Series A (Housing Revenue)	1.15	10-1-2019	7,400,000	7,400,222
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.15	8-1-2027	35,000,000	35,000,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.15	8-1-2027	15,000,000	15,000,000
California Pollution Control Financing Authority AMT Calplant I Project (Industrial Development Revenue) 144A	7.00	7-1-2022	3,505,000	3,716,422
California Refunding Bond Series B (SIFMA Municipal Swap +0.90%) (GO Revenue) ±	1.84	5-1-2018	6,000,000	6,002,700
California Series C3 (GO Revenue, U.S. Bank NA LOC) ø	0.89	5-1-2033	3,500,000	3,500,000
California Series D (1 Month LIBOR +0.70%) (GO Revenue) ±	1.56	12-1-2028	27,000,000	27,011,610
California State Index Floating Rate Series E (1 Month LIBOR +0.83%) (GO Revenue) ±	1.69	12-1-2029	18,000,000	18,064,440
California Statewide CDA (Health Revenue) ø	0.92	4-1-2038	34,475,000	34,475,000
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) (m)øø	0.94	7-1-2041	14,850,000	14,850,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) (m)øø	0.90	7-1-2040	5,725,000	5,725,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) (m)øø	1.05	7-1-2040	4,100,000	4,100,000
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ø	0.88	11-1-2036	30,000,000	30,000,000
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,059,874
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,570,000	5,573,286
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	3,110,000	2,636,036
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2018	5,840,000	6,002,761
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2018	1,000,000	1,034,460
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2019	1,000,000	1,074,120
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,215,000	2,152,005
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) (m)øø	1.57	11-1-2036	6,575,000	6,575,000
Riverside CA Electric Revenue Series A (Utilities Revenue, Barclays Bank plc LOC) ø	0.90	10-1-2029	10,300,000	10,300,000
San Ysidro CA School District (GO Revenue, AGM Insured) ¤	0.00	8-1-2047	3,610,000	483,090
Tender Option Bond Trust Receipts/Certificates Series ZP0159 (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.09	8-1-2022	4,500,000	4,500,000
Washington Township CA Health Care District Series B (Health Revenue)	5.00	7-1-2020	600,000	652,050

				431,776,674

Colorado : 1.17%
Aurora CO Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	2,000,000	1,978,280
Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) (Health Revenue) ±	2.09	10-1-2039	8,500,000	8,507,395
Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) (Health Revenue) ±	2.09	10-1-2039	3,495,000	3,498,006
Colorado Springs CO Series C (Utilities Revenue, JPMorgan Chase & Company SPA) ø	0.95	11-1-2040	10,000,000	10,000,000
Colorado Springs CO Utilities Systems Series B (Utilities Revenue, Sumitomo Mitsui Banking SPA) ø	0.99	11-1-2026	21,200,000	21,200,000
University of Colorado Hospital Authority Series 2017C-1 (Health Revenue)	5.00	11-15-2038	15,000,000	16,886,850

				62,070,531

Connecticut : 3.17%
Connecticut Economic Recovery Notes Series A (SIFMA Municipal Swap +0.35%) (Miscellaneous Revenue) ±	1.29	1-1-2018	9,810,000	9,805,095

2

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
Connecticut HEFA Series 2010A-4 (Education Revenue)	1.20%	7-1-2049	$33,190,000	$33,247,419
Connecticut HEFA Yale University Series A (Education Revenue)	1.30	7-1-2048	4,400,000	4,399,780
Connecticut HEFA Yale University Series X-2 (Education Revenue)	0.90	7-1-2037	34,000,000	34,004,080
Connecticut HEFAR Hartford Healthcare Series G (1 Month LIBOR +0.95%) (Health Revenue) ±	1.79	7-1-2049	10,000,000	10,045,900
Connecticut HEFAR Yale University Issue Series A (Education Revenue)	1.38	7-1-2035	12,890,000	12,922,096
Connecticut HEFAR Yale University Issue Series A-1 (Education Revenue)	1.00	7-1-2042	600,000	598,440
Connecticut Housing Finance Authority Hosing Mortgage Finance Program Subordinate Series E-3 (Housing Revenue, Landesbank Hessen-Thüringen SPA) ø	0.95	11-15-2046	10,850,000	10,850,000
Connecticut Securities Industry and Financial Market Association Index Refunding Bond (SIFMA Municipal Swap +1.10%) (Miscellaneous Revenue) ±	2.04	5-15-2019	3,500,000	3,525,165
Connecticut Series A (SIFMA Municipal Swap +0.55%) (Miscellaneous Revenue) ±	1.49	3-1-2019	3,200,000	3,196,384
Connecticut Series A (SIFMA Municipal Swap +0.65%) (Miscellaneous Revenue) ±	1.59	3-1-2020	8,285,000	8,273,898
Connecticut Series A (SIFMA Municipal Swap +0.92%) (Miscellaneous Revenue) ±	1.86	5-15-2018	17,740,000	17,763,949
Connecticut Series A (SIFMA Municipal Swap +1.10%) (Miscellaneous Revenue) ±	2.04	4-15-2019	5,600,000	5,621,112
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2018	1,000,000	1,033,250
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2018	650,000	665,028
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2019	700,000	736,274
Hartford CT Series B (GO Revenue, AGM Insured)	5.00	10-1-2018	1,000,000	1,040,690
Mohegan Tribe Indians of Connecticut United States Department of Agriculture BAN (Miscellaneous Revenue)	3.15	12-15-2018	4,866,000	4,908,772
New Haven CT Series A (GO Revenue, AGM Insured)	3.00	11-1-2019	3,405,000	3,507,695
New Haven CT Series A (GO Revenue)	5.25	8-1-2021	1,830,000	2,059,372

				168,204,399

District of Columbia : 0.24%
District of Columbia Income Tax Secured Refunding Bond Series E (SIFMA Municipal Swap +0.75%) (Tax Revenue) ±	1.69	12-1-2017	13,000,000	12,991,550

Florida : 1.79%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,161,386
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	3,435,000	3,497,070
Escambia County FL Gulf Power Company Project (Utilities Revenue)	1.40	4-1-2039	9,500,000	9,505,130
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2019	675,000	719,078
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2020	785,000	857,322
Gainesville FL Utilities System Series B (Utilities Revenue, Barclays Bank plc SPA) ø	0.97	10-1-2038	25,000,000	25,000,000
Jacksonville FL Sales Tax Refunding Bond Better Jacksonville Plan (Tax Revenue)	5.00	10-1-2017	2,000,000	2,000,460
Lee County FL Solid Waste System Refunding Revenue Bonds AMT (Resource Recovery Revenue)	5.00	10-1-2023	1,750,000	1,992,568
Manatee County FL School Board Certificate Participation Series A (Miscellaneous Revenue)	5.00	7-1-2020	1,225,000	1,324,041
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,755,898
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A øø	1.17	10-13-2023	5,935,000	5,935,000
Miami-Dade County FL Miami International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2021	16,000,000	16,003,840
Palm Beach County FL HCFR ACTS Retirement Life Series 2016 (Health Revenue)	5.00	11-15-2021	3,515,000	3,954,129
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,263,207
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2020	2,010,000	2,216,950

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00%	7-1-2021	$1,670,000	$1,891,793
Tampa FL Baycare Health System Series 2010 (Health Revenue)	5.00	11-15-2023	8,080,000	8,809,220
University of North Florida Financing Corporation Capital Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2020	3,125,000	3,441,594
University of North Florida Financing Corporation Capital Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2021	3,440,000	3,878,222

				95,206,908

Georgia : 2.65%
Atlanta GA Water & Wastewater Project Series A-1 (1 Month LIBOR +1.50%) (Water & Sewer Revenue) ±	2.33	11-1-2038	21,500,000	21,629,645
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue)	2.70	8-1-2043	20,000,000	20,177,600
Burke County GA Development Authority Georgia Power Company Plant Vogrle Project (Utilities Revenue)	1.85	12-1-2049	10,000,000	9,999,700
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue)	2.40	1-1-2040	18,840,000	18,895,578
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue)	2.35	7-1-2022	11,000,000	11,126,940
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) (Health Revenue) ±	1.89	8-15-2035	23,000,000	23,047,380
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,285,460
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,815,000	4,898,637
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2021	2,600,000	2,820,506
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue)	2.35	10-1-2048	16,000,000	16,184,640
Peach County GA Development Authority USG Real Estate Foundation LLC Project (Housing Revenue)	1.20	10-1-2018	3,250,000	3,244,963
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue)	1.15	7-1-2019	5,550,000	5,540,399

				140,851,448

Guam : 0.08%
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	477,005
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,670,930

				4,147,935

Hawaii : 0.24%
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	1.26	9-1-2027	7,500,000	7,502,250
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	1.26	9-1-2028	5,000,000	5,001,500

				12,503,750

Illinois : 12.51%
Chicago IL Board of Education Dedicated Series D (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2018	1,400,000	1,464,316
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	9,245,000	9,580,594
Chicago IL Board of Education Series A (SIFMA Municipal Swap +0.83%) (GO Revenue) ±	1.77	3-1-2036	48,000,000	47,587,680
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2019	895,000	940,045
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2020	765,000	773,889
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2019	5,335,000	5,426,495
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2019	1,105,000	1,139,310
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	8,555,000	8,267,638

4

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Modern Schools Across Chicago Program Series A-K (GO Revenue, Ambac Insured)	5.00%	12-1-2019	$1,000,000	$1,003,330
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2021	380,000	405,703
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2020	1,120,000	1,175,709
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2022	955,000	1,030,330
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,046,170
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	890,000	960,880
Chicago IL Park District Harbor Facility Series C (GO Revenue)	5.00	1-1-2022	3,155,000	3,453,873
Chicago IL Park District Personal Property Replacement Tax (GO Revenue)	5.00	1-1-2019	500,000	521,035
Chicago IL Park District Refunding Bonds Series B (GO Revenue)	5.00	1-1-2019	3,555,000	3,704,559
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	4.00	1-1-2019	1,990,000	2,049,103
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2019	1,060,000	1,104,594
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2020	1,290,000	1,382,880
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2021	1,000,000	1,099,720
Chicago IL Park District Series A (GO Revenue)	4.50	1-1-2023	250,000	265,700
Chicago IL Project & Refunding Bond Series A (GO Revenue, National Insured)	5.00	1-1-2019	4,465,000	4,502,015
Chicago IL Project & Refunding Bond Series A (GO Revenue, Ambac Insured)	5.00	1-1-2020	145,000	145,481
Chicago IL Project & Refunding Bond Series C (GO Revenue, Ambac Insured)	5.00	1-1-2021	10,280,000	10,313,924
Chicago IL Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	3,710,000	3,731,852
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2018	330,000	332,327
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2018	1,770,000	1,785,806
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2020	3,765,000	4,030,847
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.50	1-1-2019	2,600,000	2,715,830
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2019	540,000	542,117
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2020	10,200,000	10,239,882
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2021	1,100,000	1,117,402
Chicago IL Refunding Bond Series B (GO Revenue, Ambac Insured)	5.13	1-1-2022	4,495,000	4,674,755
Chicago IL Second Lien (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,935,000	1,998,275
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2020	740,000	814,022
Chicago IL Second Lien (Water & Sewer Revenue, National Insured)	5.50	1-1-2019	1,460,000	1,534,591
Chicago IL Series A (GO Revenue)	5.00	1-1-2018	550,000	553,889
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	5,850,000	5,893,173
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	640,000	644,947
Chicago IL Series A-2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	2,465,000	2,493,717
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	3,000,000	3,236,880
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	12,780,000	13,932,756
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	4,750,000	5,252,313
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGC Insured)	5.25	6-1-2019	1,680,000	1,729,022
Cook County IL Forest Preserve District Series A (GO Revenue)	5.00	11-15-2018	1,005,000	1,034,557
Cook County IL Refunding Bond Series 2016 A (GO Revenue)	5.00	11-15-2020	5,430,000	5,942,592
Cook County IL Series 2009D (GO Revenue)	5.00	11-15-2020	2,220,000	2,368,696
Cook County IL Series A (GO Revenue)	5.00	11-15-2019	2,275,000	2,431,816
Cook County IL Series B (GO Revenue, National Insured)	5.00	11-15-2019	6,020,000	6,051,123
Cook County IL Series C (GO Revenue)	5.00	11-15-2020	21,615,000	23,062,773
Cook, Dupage, Kane, Lake, Mchenry, & Will Counties IL Regional Transportation Authority Refunding Bond Series B (Tax Revenue) øø	1.10	6-1-2025	20,220,000	20,220,000
Huntley IL Special Service Area No 6 Special Tax Refunding Bonds (Tax Revenue, Build America Mutual Assurance Company Insured) %%	2.20	3-1-2024	2,190,000	2,191,708
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,016,080
Illinois (GO Revenue)	4.00	2-1-2019	6,300,000	6,443,136
Illinois (GO Revenue)	4.00	2-1-2020	1,750,000	1,809,483
Illinois (GO Revenue)	5.00	3-1-2018	1,795,000	1,818,658
Illinois (GO Revenue)	5.00	2-1-2019	1,600,000	1,657,328
Illinois (GO Revenue)	5.00	2-1-2020	2,520,000	2,662,556

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois (Miscellaneous Revenue)	5.00%	5-1-2021	$2,000,000	$2,153,460
Illinois (GO Revenue)	5.00	11-1-2021	5,000,000	5,415,250
Illinois (GO Revenue)	5.00	4-1-2022	3,000,000	3,253,110
Illinois Development Finance Authority Lyric Opera Chicago Project (Miscellaneous Revenue, Northern Trust Company LOC) ø	0.93	12-1-2028	14,100,000	14,100,000
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue)	1.88	11-15-2039	5,730,000	5,770,339
Illinois Educational Facilities Authority Aurora University (Education Revenue, Harris NA LOC) ø	0.95	3-1-2032	11,000,000	11,000,000
Illinois Finance Authority Advocate Healthcare Network Series C-1 (Health Revenue, JPMorgan Chase & Company SPA) ø	0.93	11-1-2038	39,700,000	39,700,000
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2 (Health Revenue)	1.75	11-15-2042	2,000,000	2,017,540
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,393,358
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series A (Health Revenue, Barclays Bank plc LOC) ø	0.95	8-15-2035	10,310,000	10,310,000
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series B (Health Revenue, Barclays Bank plc LOC) ø	0.95	8-15-2035	15,000,000	15,000,000
Illinois Finance Authority Northwest Community Hospital Series C (Health Revenue, JPMorgan Chase & Company LOC) ø	0.92	7-1-2032	14,830,000	14,830,000
Illinois Finance Authority OSF Healthcare System Series E (Health Revenue, Barclays Bank plc LOC) ø	0.95	11-15-2037	24,000,000	24,000,000
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø	0.95	11-15-2037	23,000,000	23,000,000
Illinois Finance Authority Prerefunded Bond OSF Healthcare System Series A (Health Revenue)	6.00	5-15-2039	10,915,000	12,258,527
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,221,730
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2018	700,000	710,920
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2019	1,090,000	1,127,354
Illinois Finance Authority Revenue University of Chicago Series 2008 (Education Revenue, U.S. Bank NA SPA) ø	0.92	7-1-2038	13,440,000	13,440,000
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	880,000	916,150
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,245,000	6,222,393
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2021	920,000	827,788
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2020	1,700,000	1,797,070
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2022	1,260,000	1,263,402
Illinois Metropolitan Pier & Exposition Authority McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2022	7,000,000	7,518,980
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	1,905,000	1,920,354
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2018	7,740,000	7,807,570
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,525,000	1,563,537
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2019	12,570,000	12,995,117
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2020	13,515,000	14,257,109
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,000,000	5,379,250
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	9,870,924
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,510,000	1,617,482
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	2-1-2022	4,375,000	4,735,369
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	2-1-2023	6,040,000	6,591,029
Illinois Refunding Bond Series B (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,442,427
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	12,671,094
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,828,514
Illinois Series A (GO Revenue)	5.00	4-1-2019	5,000,000	5,199,050
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,500,000	2,649,625
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.95	1-1-2031	24,530,000	24,530,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.96	1-1-2031	31,325,000	31,325,000
Kane County IL School District Series B (GO Revenue)	2.00	2-1-2021	880,000	894,502
Kane County IL School District Series C (GO Revenue, AGC Insured)	5.00	6-1-2019	2,110,000	2,205,815

6

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue, AGM Insured) ¤	0.00%	2-1-2020	$1,000,000	$960,060
Lake County IL Community Unit School District #60 Waukegan CAB Series A (GO Revenue, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,684,576
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	2,000,000	1,865,500
Regional Transportation Authority Illinois Refunding Bond (Tax Revenue, AGM Insured)	5.75	6-1-2021	3,000,000	3,454,770
Southwestern IL Development Authority Health Facility Memorial Group Incorporated (Health Revenue)	6.38	11-1-2023	1,950,000	2,342,243
Tender Option Bond Trust Receipts/Certificates Floaters Series 2017-XG0108 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.14	4-1-2046	12,000,000	12,000,000
University IL Board Trustees Certificate of Participation Series A (Education Revenue)	4.00	8-15-2019	1,900,000	1,967,526
University of Illinois Auxilary Facilities CAB (Education Revenue) ¤	0.00	4-1-2019	7,110,000	6,889,377
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2018	800,000	798,456
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2020	1,480,000	1,455,772
Will County IL Community High School District No 210 (GO Revenue)	5.00	1-1-2021	1,165,000	1,176,592
Will Grundy ETC County IL Community College District #525 Joliet Junior College (GO Revenue)	6.25	6-1-2021	1,085,000	1,122,346

				664,758,239

Indiana : 2.58%
Evansville City IN MFHR Consolidated RAD Project Series A (Housing Revenue)	0.90	6-1-2018	4,600,000	4,599,356
Indiana Finance Authority Ascension Health Credit Group Series E-8 (Health Revenue) ø	0.97	11-15-2033	20,775,000	20,775,000
Indiana Finance Authority Duke Energy Indiana Incorporated Series A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) ø	0.92	12-1-2039	22,400,000	22,400,000
Indiana Health & Educational Facility Financing Authority Series 2006B (Health Revenue)	1.75	11-15-2031	11,385,000	11,465,037
Indiana HFFA Ascension Health Series A1 (Health Revenue)	2.80	11-1-2027	10,355,000	10,621,952
Indiana HFFA Ascension Health Series A7 (Health Revenue) øø	2.00	10-1-2026	9,015,000	9,098,569
Indiana HFFA Ascension Health Subordinate Credit Group Series 2015 A4 (Health Revenue)	1.50	10-1-2027	2,280,000	2,276,352
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue)	1.75	6-1-2025	4,285,000	4,287,228
Warrick County IN Environment Import Revenue Vectren Energy Delivery of Indiana Incorporated (Utilities Revenue)	2.38	9-1-2055	6,550,000	6,641,045
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.69	12-1-2044	45,000,000	44,995,950

				137,160,489

Iowa : 0.64%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.28	4-1-2022	24,300,000	24,300,000
Iowa Student Loan Liquidity Corporation Series 2011A-1 (Education Revenue)	4.63	12-1-2019	5,340,000	5,530,852
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.40	12-1-2018	4,270,000	4,396,050

				34,226,902

Kansas : 0.21%
Kansas Development Finance Authority Series A (Miscellaneous Revenue)	5.00	5-1-2019	10,305,000	10,926,082

Kentucky : 1.16%
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,562,460
Kentucky EDFA Baptist Healthcare System Series A (Health Revenue)	5.38	8-15-2024	1,500,000	1,554,345

7

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky EDFA Series B1 (1 Month LIBOR +0.90%) (Health Revenue) ±	1.74%	2-1-2046	$10,720,000	$10,573,779
Kentucky EDFA Series B2 (1 Month LIBOR +0.90%) (Health Revenue) ±	1.74	2-1-2046	11,220,000	11,066,959
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75	6-1-2026	660,000	684,790
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,226,220
Kentucky Municipal Power Agency Prairie State Project Series B (SIFMA Municipal Swap +1.40%) (Utilities Revenue) ±	2.34	9-1-2042	25,000,000	24,996,250
Louisville & Jefferson County KY Catholic Health Initiatives Series A (Health Revenue)	5.00	12-1-2021	8,060,000	8,958,609
Pendleton County KY Scholl District Finance Corporation (Miscellaneous Revenue)	2.00	2-1-2021	1,200,000	1,203,456

				61,826,868

Louisiana : 2.21%
DeSoto Parish LA PCR (Utilities Revenue)	1.60	1-1-2019	15,000,000	15,006,600
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (1 Month LIBOR +0.50%) (Water & Sewer Revenue) ±	1.37	2-1-2046	36,755,000	36,740,298
Louisiana Housing Corporation Versailes Project (Housing Revenue)	0.90	3-1-2019	20,610,000	20,592,688
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (1 Month LIBOR +0.70%) (Tax Revenue) ±	1.56	2-1-2049	35,500,000	35,602,595
Louisiana Local Government Environmental Facilities & CDA Series 2015 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,268,328
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	4,015,000	3,273,108
New Orleans LA Master Lease Agreement (GO Revenue)	5.25	1-1-2018	1,590,358	1,598,898
St. Bernard Parish LA Sales & Uses Tax Refunding Bond Series 2012 (Tax Revenue)	4.00	3-1-2018	3,245,000	3,282,025

				117,364,540

Maryland : 2.72%
Howard County MD Housing Commission Series A (SIFMA Municipal Swap +1.25%) (Housing Revenue) ±	2.19	7-1-2034	16,050,000	16,055,136
Maryland CDA Multifamily Govans Manor Series M (Housing Revenue)	1.80	12-1-2018	19,500,000	19,532,760
Maryland CDA The Brentwood Series O (Housing Revenue)	1.40	12-1-2017	7,735,000	7,735,077
Maryland CDA The Ellerslie Series 2017 (Housing Revenue)	2.00	2-1-2019	7,500,000	7,507,500
Maryland Community Development Administration Department Housing & Community Multifamily Bernard E Mason Apartments Series F (Housing Revenue)	1.17	11-1-2017	18,020,000	18,020,000
Maryland Community Development Administration Department Housing & Community Multifamily Development Pleasant View Gardens Senior Apartments Series H (Housing Revenue)	1.35	9-1-2018	8,200,000	8,188,028
Maryland Community Development Administration Department Housing & Community Multifamily Development Series F (Housing Revenue)	1.80	2-1-2019	8,500,000	8,492,605
Maryland Health & HEFAR John Hopkins Health System Series A (1 Month LIBOR +0.60%) (Health Revenue) ±	1.43	5-15-2046	8,000,000	8,028,240
Maryland Health & HEFAR John Hopkins Health System Series B (1 Month LIBOR +0.58%) (Health Revenue) ±	1.41	5-15-2029	9,420,000	9,452,028
Maryland Health & HEFAR John Hopkins Health System Series C (1 Month LIBOR +0.83%) (Health Revenue) ±	1.66	5-15-2038	22,000,000	22,000,000
Maryland Health & HEFAR John Hopkins Health System Series D (1 Month LIBOR +0.83%) (Health Revenue) ±	1.66	5-15-2038	18,745,000	18,745,000
Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1 (Health Revenue) %%	5.00	11-1-2020	850,000	926,228

				144,682,602

Massachusetts : 3.06%
Massachusetts Consolidated Loan Series D (Miscellaneous Revenue)	1.05	8-1-2043	11,500,000	11,402,365
Massachusetts Consolidated Loan Series D (SIFMA Municipal Swap +0.43%) (Tax Revenue) ±	1.37	1-1-2018	9,500,000	9,502,565

8

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts (continued)
Massachusetts Consolidated Loan Subordinate Series D-2 (Miscellaneous Revenue)	1.70%	8-1-2043	$24,500,000	$24,522,050
Massachusetts Department of Transportation Series A7 (Transportation Revenue, Sumitomo Mitsui Banking SPA) ø	1.00	1-1-2039	18,505,000	18,505,000
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue)	1.60	5-1-2027	10,000,000	10,000,600
Massachusetts Educational Financing Authority AMT Issue K Series A (Education Revenue)	5.00	7-1-2022	1,000,000	1,132,030
Massachusetts Educational Financing Authority Education Loan Series I (Education Revenue)	4.00	1-1-2018	1,750,000	1,762,425
Massachusetts Educational Financing Authority Series A (Education Revenue)	3.50	1-1-2019	2,500,000	2,564,750
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2018	1,500,000	1,514,460
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2019	3,000,000	3,133,500
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2020	3,000,000	3,225,690
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2022	2,955,000	3,299,464
Massachusetts Educational Financing Authority Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,124,380
Massachusetts HEFA Partners Healthcare Series P-1 (Health Revenue, JPMorgan Chase & Company SPA) ø	0.91	7-1-2027	10,000,000	10,000,000
Massachusetts HFA Construction Loan Notes Series A (Housing Revenue)	1.85	6-1-2020	5,750,000	5,752,760
Massachusetts HFA Construction Loan Notes Series B (Housing Revenue)	2.00	6-1-2019	9,000,000	9,053,730
Massachusetts HFA Highland Glen Project Series A (Housing Revenue)	1.22	8-1-2019	10,000,000	9,978,100
Massachusetts Variable Refunding Bond Series C (GO Revenue, Barclays Bank plc SPA) ø	0.95	1-1-2021	25,000,000	25,000,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) 144Aø	1.19	7-1-2033	10,000,000	10,000,000

				162,473,869

Michigan : 3.48%
Allendale MI Public School District Series A (GO Revenue, Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	936,895
Birmingham MI City School District (GO Revenue)	5.00	11-1-2018	905,000	944,368
Birmingham MI City School District (GO Revenue)	5.00	11-1-2019	5,970,000	6,454,585
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,315,000	1,345,219
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	546,405
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,282,443
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,561,295
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,664,558
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	980,000	1,048,375
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	3,000,000	2,999,940
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	260,000	260,026
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,237,241
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2018	2,000,000	2,045,960
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2019	1,375,000	1,456,538
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,114,145
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,148,624
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,202,883

9

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2021	$1,185,000	$1,333,220
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,928,731
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	537,459
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	394,957
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	562,475
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	767,235
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,700,177
Lake Orion MI Community School District 2015 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,462,873
Lake Orion MI Community School District 2015 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,693,856
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	969,260
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,519,006
Lake Orion MI Community School District 2016 Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,558,056
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,659,525
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,207,915
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,490,262
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,053,720
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,446,670
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,595,715
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	1,800,000	1,975,032
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,446,670
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	7-1-2021	2,060,000	2,123,427
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	16,049,550
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue)	1.87	11-1-2027	22,070,000	22,149,452
Michigan Hospital Finance Authority Ascension Health Subordinate Credit Group Series 2005 A-4 (Health Revenue)	1.63	11-1-2027	3,410,000	3,421,048
Michigan Housing Development Authority Series A (Housing Revenue)	1.80	4-1-2019	5,405,000	5,415,972
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13	7-1-2045	29,250,000	29,705,715
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	953,370
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2018	2,060,000	2,095,288
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2019	1,860,000	1,941,115
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2020	1,425,000	1,521,116
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,058,640
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	546,765
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,579,110
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	20,901,320
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,111,410
				185,125,612

10

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota : 0.23%
Bemidji MN IDR North Central Door Company Project (Industrial Development Revenue, U.S. Bank NA LOC) ø	0.97%	5-1-2026	$2,555,000	$2,555,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) (m)(n) øø	1.17	11-15-2017	3,000,000	2,985,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	0.97	1-1-2035	6,000,000	6,000,000
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	670,000	676,847

				12,216,847

Mississippi : 0.19%
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue)	1.63	12-1-2040	10,275,000	10,286,303

Missouri : 0.54%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A (Tax Revenue)	3.75	5-1-2023	2,650,000	2,715,323
Kansas City MO Series A (GO Revenue)	5.00	2-1-2018	1,150,000	1,165,824
Kansas City MO Series A (GO Revenue)	5.00	2-1-2019	1,000,000	1,052,570
Kansas City MO Series A (GO Revenue)	5.00	2-1-2020	1,495,000	1,628,324
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,244,380
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF1015 (Health Revenue, Deutsche Bank LIQ) 144Aø	1.02	11-15-2048	10,000,000	10,000,000

				28,806,421

Nebraska : 0.02%
Nebraska Public Power Generation Agency Whelan Energy Center Unit 2 Series A (Utilities Revenue)	5.00	1-1-2020	1,000,000	1,081,030

Nevada : 0.81%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,064,900
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,098,670
Clark County NV PCR (Industrial Development Revenue)	1.88	6-1-2031	880,000	889,821
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2019	18,800,000	20,030,648
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2021	1,400,000	1,412,180
Clark County NV School District Unrefunded Bond Series A (GO Revenue, National Insured)	5.00	6-15-2021	1,245,000	1,286,483
Reno NV Renown Regional Medical Center Series B (Health Revenue, Union Bank of California LOC) ø	0.98	6-1-2041	8,800,000	8,800,000
Washoe County NV Sierra Pacific Power Series B (Utilities Revenue)	3.00	3-1-2036	500,000	524,515
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016E (Water & Sewer Revenue) øø	0.97	3-1-2036	8,000,000	8,000,000

				43,107,217

New Hampshire : 0.11%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,446,655
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,735,604
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	885,000	914,063

				6,096,322

New Jersey : 5.27%
Andover NJ Regional School District Refunding School Bond Series 2014 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	533,313
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2018	1,135,000	1,162,013
New Jersey Casino Reinvestment Development Authority (Tax Revenue)	4.00	11-1-2017	1,000,000	1,001,800

11

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey Casino Reinvestment Development Authority (Tax Revenue)	4.00%	11-1-2019	$1,425,000	$1,461,765
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	11,474,712
New Jersey Economic Development Authority School Facilities Construction Bond Series DDD (Miscellaneous Revenue) %%	5.00	6-15-2023	3,000,000	3,351,930
New Jersey Economic Development Authority School Facilities Construction Bond Series DDD (Miscellaneous Revenue) %%	5.00	6-15-2024	2,605,000	2,930,833
New Jersey Economic Development Authority Transportation Project New Jersey Transit Corporation Project Series B (Miscellaneous Revenue)	5.00	11-1-2021	2,490,000	2,748,462
New Jersey Economic Development Authority Transportation Project New Jersey Transit Corporation Project Series B (Miscellaneous Revenue)	5.00	11-1-2022	26,000,000	28,959,840
New Jersey EDA (Tobacco Revenue)	4.00	6-15-2019	2,500,000	2,587,600
New Jersey EDA School Facilities Construction Bonds Series DD-1 (Miscellaneous Revenue)	5.00	12-15-2019	1,000,000	1,065,640
New Jersey EDA School Facilities Construction Bonds Series K (Miscellaneous Revenue, National Insured)	5.25	12-15-2021	1,040,000	1,169,782
New Jersey EDA School Facilities Construction Notes Series NN (Miscellaneous Revenue)	5.00	3-1-2022	405,000	447,084
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	5,020,000	5,478,075
New Jersey EDA Series BBB (Miscellaneous Revenue)	5.00	6-15-2022	6,000,000	6,650,280
New Jersey EDA Series BBB (Miscellaneous Revenue)	5.00	6-15-2023	4,000,000	4,470,520
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	7,566,162
New Jersey EDA Series XX (Miscellaneous Revenue)	5.00	6-15-2022	7,500,000	8,312,850
New Jersey EDA Unrefunded Bond School Facilities Construction Series EE (Tax Revenue)	5.00	9-1-2018	865,000	891,824
New Jersey EDA Unrefunded Bond School Facilities Construction Series EE (Tax Revenue)	5.00	9-1-2020	610,000	660,770
New Jersey Health Care Facilities Authority Hospital Corporation Series C (Health Revenue, JPMorgan Chase & Company LOC) ø	0.91	7-1-2036	10,210,000	10,210,000
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B (Miscellaneous Revenue)	5.00	9-15-2019	2,135,000	2,261,734
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	10,690,136
New Jersey Housing and Mortgage Finance Agency Multifamily Series A (Housing Revenue)	2.00	11-1-2021	325,000	328,227
New Jersey Housing and Mortgage Finance Agency Multifamily Series B (Housing Revenue)	1.65	5-1-2020	4,605,000	4,623,236
New Jersey Housing and Mortgage Finance Agency Multifamily Series B (Housing Revenue)	2.00	5-1-2021	14,335,000	14,442,513
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.15	11-1-2018	11,095,000	11,077,026
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.25	5-1-2019	6,000,000	5,990,580
New Jersey Prerefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	2,375,000	2,463,089
New Jersey Prerefunded Bond School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	1,650,000	1,832,358
New Jersey Sports & Exposition Authority Series B (Miscellaneous Revenue)	5.00	9-1-2018	1,805,000	1,860,973
New Jersey Transportation Trust Fund Authority Transportation Program Notes Series BB-2 (SIFMA Municipal Swap +1.20%) (Transportation Revenue) ±	2.14	6-15-2034	5,000,000	4,954,400
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2018	1,000,000	1,040,470
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2019	3,000,000	3,197,520
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,000,000	1,079,380
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	33,465,000	36,782,051
New Jersey TTFA Series A1 (Transportation Revenue)	5.00	6-15-2020	7,000,000	7,541,590
New Jersey TTFA Series A1 (Transportation Revenue)	5.00	6-15-2021	5,000,000	5,471,450
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,179,358
New Jersey TTFA Transit System Series A (GO Revenue)	5.75	6-15-2020	4,425,000	4,738,334
New Jersey Turnpike Authority Series B-3 (1 Month LIBOR +0.57%) (Transportation Revenue) ±	1.40	1-1-2024	4,700,000	4,700,000
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) (Transportation Revenue) ±%%	1.61	1-1-2030	21,820,000	21,825,237

12

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25%	1-1-2020	$2,170,000	$2,347,246
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2021	4,570,000	5,072,380
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	712,376
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	307,062
Saddle Brook Township NJ BAN (GO Revenue)	2.25	6-1-2018	11,137,423	11,216,610
Trenton City NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	1,710,000	1,719,131
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2019	1,905,000	1,969,675
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2020	1,685,000	1,767,009
Trenton City NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,865,665
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2018	425,000	434,435
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2019	525,000	549,785

				280,176,291

New Mexico : 0.71%
Farmington NM PCR Southern California Edison Company Four Corners Project Series B (Utilities Revenue)	1.88	4-1-2029	4,750,000	4,808,900
New Mexico Educational Assistance Foundation Series A2 (3 Month LIBOR +0.65%) (Education Revenue) ±	1.58	12-1-2028	230,000	230,021
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	200,000	210,032
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.58	11-1-2039	32,500,000	32,469,125

				37,718,078

New York : 14.34%
Campbell Savona NY Central School District BAN (GO Revenue)	2.25	6-29-2018	8,000,000	8,060,880
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.65%) (Utilities Revenue) ±	1.52	5-1-2033	12,000,000	12,009,960
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.88%) (Utilities Revenue) ±	1.75	5-1-2033	33,750,000	33,862,050
Nassau County NY Prerefunded Bond Series C (GO Revenue)	5.00	10-1-2020	3,020,000	3,260,513
Nassau County NY Series A (GO Revenue)	5.00	1-1-2020	4,000,000	4,342,800
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	1,780,000	1,910,688
Nassau County NY Unrefunded Bond Series C (GO Revenue)	5.00	10-1-2020	45,000	48,395
New York Fiscal 2008 Subordinate Series J3 (GO Revenue, Barclays Bank plc LIQ) ø	0.95	8-1-2023	20,000,000	20,000,000
New York City NY Housing Development Corporation Sustainable Neighborhood Bonds Series I2B (Housing Revenue)	2.00	5-1-2021	12,000,000	12,103,440
New York City NY Municipal Water Finance Authority 2nd General Resolution Series B (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	0.95	6-15-2032	20,000,000	20,000,000
New York City NY Transitional Future Tax Series A-3B (Tax Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.95	11-1-2029	8,700,000	8,700,000
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (3 Month LIBOR +0.73%) (Health Revenue) ±	1.61	5-1-2018	3,420,000	3,420,889
New York Dormitory Authority University of Rochester Series A-1 (Education Revenue, Barclays Bank plc LOC) ø	0.95	7-1-2027	8,385,000	8,385,000
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	771,705
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,067,730
New York Housing Finance Agency Tribeca Green Housing Project Series A (Housing Revenue, Landesbank Hessen-Thüringen LOC) ø	1.00	11-1-2036	12,635,000	12,635,000
New York Metropolitan Transportation Authority Series D-1 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	0.98	11-1-2035	10,000,000	10,000,000
New York Metropolitan Transportation Authority Subordinate Series A-3 (SIFMA Municipal Swap +0.50%) (Transportation Revenue) ±	1.44	11-15-2042	39,500,000	39,439,565

13

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Metropolitan Transportation Authority Subordinate Series A2 (SIFMA Municipal Swap +0.58%) (Transportation Revenue) ±	1.52%	11-15-2039	$2,000,000	$1,998,240
New York Metropolitan Transportation Authority Subordinate Series A2A (SIFMA Municipal Swap +0.45%) (Tax Revenue) ±	1.39	11-1-2026	7,000,000	7,000,070
New York Metropolitan Transportation Authority Subordinate Series B3 (SIFMA Municipal Swap +0.90%) (Tax Revenue) ±##	1.84	11-1-2018	32,600,000	32,670,090
New York Metropolitan Transportation Authority Subordinate Series B4 (Transportation Revenue)	5.00	11-15-2030	13,620,000	14,668,740
New York Metropolitan Transportation Authority Subordinate Series C2 (Transportation Revenue)	4.00	11-15-2033	8,000,000	8,611,040
New York Metropolitan Transportation Authority Subordinate Series D-2 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	0.91	11-1-2035	15,000,000	15,000,000
New York Metropolitan Transportation Authority Subordinate Series D-2A-1 (1 Month LIBOR +0.57%) (Transportation Revenue, AGM Insured) ±	1.42	11-1-2032	7,500,000	7,526,475
New York Metropolitan Transportation Authority Subordinate Series D-2A-2 (1 Month LIBOR +0.68%) (Transportation Revenue, AGM Insured) ±	1.53	11-1-2032	20,000,000	20,154,600
New York Metropolitan Transportation Authority Subordinate Series D2 (1 Month LIBOR +0.60%) (Transportation Revenue, AGM Insured) ±	1.45	11-1-2032	15,850,000	15,898,184
New York Metropolitan Transportation Authority Subordinate Series D2 (Transportation Revenue)	4.00	11-15-2034	14,665,000	15,380,945
New York Metropolitan Transportation Authority Subordinate Series E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.95	11-15-2050	17,115,000	17,115,000
New York Metropolitan Transportation Authority Subordinate Series E1 (Transportation Revenue, Bank of Montreal LOC) ø	0.95	11-1-2035	8,600,000	8,600,000
New York Metropolitan Transportation Authority Subordinate Series G1 (1 Month LIBOR +0.48%) (Transportation Revenue) ±	1.31	11-1-2026	31,950,000	31,831,146
New York Metropolitan Transportation Authority Subordinate Series G4 (1 Month LIBOR +0.84%) (Transportation Revenue) ±	1.67	11-1-2030	11,600,000	11,605,568
New York NY Adjusted Fiscal 2008 Subordinate Series A-4 (GO Revenue, AGM Insured) (m)øø	1.20	8-1-2026	15,825,000	15,825,000
New York NY Adjusted Fiscal 2008 Subordinate Series C-4 (GO Revenue, AGC Insured) (m)øø	1.06	10-1-2027	14,875,000	14,875,000
New York NY Adjusted Fiscal 2008 Subordinate Series F-3 (GO Revenue, Landesbank Hessen-Thüringen LOC) ø	0.97	8-1-2024	8,140,000	8,140,000
New York NY Adjusted Fiscal 2015 Subordinate Series F-6 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.97	6-1-2044	13,300,000	13,300,000
New York NY Adjusted Fiscal 2017 Subordinate Series A-4 (GO Revenue, Citibank NA LOC) ø	0.95	8-1-2044	9,600,000	9,600,000
New York NY Fiscal Series 2012G-4 (GO Revenue, Citibank NA LOC) ø	0.95	4-1-2042	20,000,000	20,000,000
New York NY Health & Hospital Corporation Health System Series A (Health Revenue)	5.50	2-15-2020	5,755,000	5,852,720
New York NY IDA 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC) ø	0.95	10-1-2042	7,700,000	7,700,000
New York NY Municipal Water Finance Authority Fiscal 2009 Subordinate Series BB-1 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA) ø	0.96	6-15-2039	17,100,000	17,100,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB (Water & Sewer Revenue, Mizuho Bank Limited SPA) ø	0.96	6-15-2049	10,000,000	10,000,000
New York NY Municipal Water Finance Authority Subordinate Series B-1 (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.94	6-15-2045	20,820,000	20,820,000
New York NY Municipal Water Finance Authority Water And Sewer System Fiscal 2012 Series B (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	0.94	6-15-2045	12,015,000	12,015,000
New York NY Municipal Water Finance Authority Water And Sewer System Series BB-2 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA) ø	0.95	6-15-2039	13,525,000	13,525,000
New York NY Series A Subordinate Series A-3, A-4, A-5 (GO Revenue, Landesbank Hessen-Thüringen LIQ) ø	0.94	8-1-2035	9,150,000	9,150,000
New York NY Series I-3 (GO Revenue, Bank of America NA LOC) ø	0.95	4-1-2036	16,050,000	16,050,000
New York NY Series J-4 (SIFMA Municipal Swap +0.55%) (GO Revenue) ±	1.49	8-1-2025	2,000,000	2,000,000
New York NY Subordinate Series J-11 (SIFMA Municipal Swap +0.58%) (GO Revenue) ±	1.52	8-1-2027	43,810,000	43,830,153
New York NY Subordinate Series L-4 (GO Revenue, U.S. Bank NA LOC) ø	0.94	4-1-2038	11,330,000	11,330,000

14

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Subordinate Series B-3 (GO Revenue, Citibank NA LOC) ø	0.95%	4-1-2042	$45,000,000	$45,000,000
New York NY Transitional Finance Authority Subordinate Series 2-E (Tax Revenue, Dexia Credit Local SPA) ø	1.15	11-1-2022	10,885,000	10,885,000
New York NY Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2019	1,855,000	1,963,406
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2019	8,000,000	8,406,000
New York Triborough Bridge And Tunnel Authority Series A (Transportation Revenue, TD Bank NA LOC) ø	0.93	11-1-2035	8,700,000	8,700,000
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	3,000,000	3,031,200
Oyster Bay NY Public Improvement Series B (GO Revenue, AGM Insured)	3.00	11-1-2018	1,140,000	1,161,295
Rockland County NY Public Improvement Series C (GO Revenue, AGM Insured)	3.00	5-1-2020	1,390,000	1,442,862
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,492,127
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,872,840
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	652,478
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,373,703
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,751,408
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	2,991,644
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,237,341
Suffolk County NY Public Improvement Series A (GO Revenue)	4.00	5-15-2018	1,615,000	1,644,797
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2018	2,700,000	2,753,973
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2019	1,385,000	1,464,042

				762,015,702

North Carolina : 0.07%
Charlotte Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007E (Health Revenue, TD Bank NA LOC, AGM Insured) ø	0.93	1-15-2044	2,000,000	2,000,000
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGC Insured)	6.00	1-1-2019	490,000	507,253
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	1,330,000	1,333,711

				3,840,964

Ohio : 3.17%
Cleveland Cuyahoga County OH Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.90	1-1-2037	7,065,000	7,065,000
Cleveland Cuyahoga County OH Port Authority Special Building 1&3 LLC (Health Revenue, JPMorgan Chase & Company LOC) ø	0.90	1-1-2037	6,055,000	6,055,000
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	10,000,000	10,003,800
Cuyahoga OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue)	1.00	9-1-2019	7,000,000	6,984,530
Cuyahoga OH Metropolitan Housing Authority Headquarters Project (Housing Revenue)	1.75	3-1-2020	5,705,000	5,741,911
Franklin County OH Hospital Facilities Series B (Health Revenue, Barclays Bank plc SPA) ø	0.95	11-15-2041	30,000,000	30,000,000
Lake County OH Lake Hospital System Incorporated (Health Revenue)	5.00	8-15-2020	905,000	992,532
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.55	5-1-2038	73,500,000	73,120,005
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	690,140
Lucas Metropolitan Housing Authority OH Certificate of Participation (Housing Revenue)	2.25	11-1-2020	780,000	783,214

15

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00%	2-15-2018	$1,000,000	$1,009,920
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	3.75	12-1-2023	9,000,000	4,117,500
Ohio Air Quality Development Authority Series A (Miscellaneous Revenue)	3.13	7-1-2033	1,500,000	686,250
Ohio Air Quality Development Authority Series B (Industrial Development Revenue)	3.63	12-1-2033	2,000,000	915,000
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2020	1,000,000	1,102,300
Ohio Portsmouth Bypass Project (Miscellaneous Revenue)	5.00	12-31-2021	1,205,000	1,353,733
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue)	3.75	7-1-2033	17,950,000	8,212,125
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series B (Water & Sewer Revenue)	4.00	12-1-2033	8,875,000	4,060,313
Springfield OH (GO Revenue, AGC Insured)	4.00	12-1-2020	1,005,000	1,046,939
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,056,640
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,353,947

				168,350,799

Oklahoma : 0.44%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project (Miscellaneous Revenue)	5.00	12-1-2021	945,000	1,062,879
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,680,000	2,758,792
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,132,680
Cleveland County OK Justice Authority Detention Facility Project (Tax Revenue)	4.00	3-1-2020	500,000	518,695
Creek County OK Educational Facilities Authority Sapulpa Public School Project (Miscellaneous Revenue)	5.00	9-1-2020	2,550,000	2,810,636
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2019	1,000,000	1,070,330
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2021	1,065,000	1,204,994
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) (m)(n)øø	1.47	6-1-2019	4,050,000	3,994,313
Tulsa OK Airports Improvement Trust Series 2013A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	758,113
Tulsa OK Airports Improvement Trust Series 2015A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,090,810
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,262,556
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	543,176
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,203,445
Tulsa OK Airports Improvement Trust Series B (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	860,000	875,643

				23,287,062

Other : 0.67%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +0.70%) (Miscellaneous Revenue, Rabobank LOC) 144A±	1.64	11-15-2017	646,416	646,300
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Miscellaneous Revenue, Rabobank LOC) 144A±	1.99	12-31-2019	20,000,000	19,996,600
Branch Banking & Trust Municipal Investment Trust Various States Class D (SIFMA Municipal Swap +0.75%) (Miscellaneous Revenue, Rabobank LOC) ±	1.69	12-1-2017	175,000	175,000
Branch Banking & Trust Municipal Investment Trust Various States Class D (SIFMA Municipal Swap +0.80%) (Miscellaneous Revenue, Rabobank LOC) 144A±	1.74	11-15-2019	6,000,000	5,969,400

16

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other (continued)
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50%	7-1-2022	$6,572,536	$6,714,503
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,127,220	2,165,468

				35,667,271

Pennsylvania : 4.97%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) (Health Revenue) ±	1.60	2-1-2021	2,600,000	2,590,744
Allegheny County PA Series C-68 (GO Revenue)	5.00	11-1-2017	1,340,000	1,345,052
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue)	2.70	4-1-2035	1,400,000	640,500
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Industrial Development Revenue)	4.00	1-1-2035	7,500,000	3,431,250
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue)	3.50	12-1-2035	7,705,000	3,525,038
Delaware County PA Authority Neumann University (Miscellaneous Revenue)	4.00	10-1-2021	2,620,000	2,769,392
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	805,000	807,834
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	2,020,000	2,091,993
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	380,000	386,977
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,471,848
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,556,035
Manheim Township PA School District Series A (1 Month LIBOR +0.40%) (GO Revenue) ±	1.24	5-1-2025	4,700,000	4,692,386
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2018	1,000,000	1,009,280
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2020	1,315,000	1,402,881
Montgomery County PA IDA Exelon Generation Company LLC (Industrial Development Revenue)	2.50	10-1-2030	15,795,000	15,879,187
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.50	10-1-2030	30,000,000	29,949,300
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.60	3-1-2034	2,125,000	2,142,085
Nazareth PA Area School District (1 Month LIBOR +0.52%) (GO Revenue) ±	1.36	2-1-2031	15,040,000	15,030,976
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	901,568
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,422,441
Pennsylvania Certificate of Participation (Miscellaneous Revenue, AGM Insured)	2.00	11-1-2019	1,100,000	1,105,225
Pennsylvania Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	11-1-2019	1,005,000	1,050,818
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2020	1,850,000	2,041,734
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2021	1,095,000	1,233,977
Pennsylvania EDFA Rapid Bridge Replacement Project (Industrial Development Revenue)	4.00	6-30-2018	6,875,000	7,016,625
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) øø	1.30	6-1-2044	10,000,000	10,000,000
Pennsylvania EDFA Solid Waste Disposal Series A (Resource Recovery Revenue)	1.70	8-1-2037	8,000,000	7,978,480
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2018	2,200,000	2,236,740
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	1,220,000	1,278,389

17

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Refunding Bond (GO Revenue)	5.00%	1-15-2022	$11,840,000	$13,438,282
Pennsylvania Turnpike Commission Series A (SIFMA Municipal Swap +0.60%) (Transportation Revenue) ±	1.54	12-1-2017	14,765,000	14,763,819
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.15%) (Transportation Revenue) ±	2.09	12-1-2019	18,150,000	18,393,392
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) (Transportation Revenue) ±	2.21	12-1-2020	11,300,000	11,533,684
Philadelphia PA Authority For Industrial Development Thomas Jefferson University Series B (Education Revenue) øø	1.18	9-1-2050	10,000,000	10,000,000
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.00	7-1-2019	2,500,000	2,673,100
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,555,216
Philadelphia PA Housing Authority Series A (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,343,289
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2019	2,000,000	2,111,420
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2020	1,870,000	2,028,576
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2020	1,125,000	1,220,636
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2018	5,300,000	5,455,343
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2020	1,500,000	1,627,515
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	1,750,000	1,937,740
Philadelphia PA School District Series E (GO Revenue, State Aid Withholding Insured)	5.00	9-1-2020	2,075,000	2,251,396
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	7,000,000	7,572,670
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2020	2,750,000	2,983,778
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2021	3,500,000	3,875,480
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2018	1,000,000	1,030,810
Philadelphia PA Unrefunded Bond Series A (GO Revenue, AGM Insured)	5.00	8-1-2019	3,420,000	3,431,252
Quakertown PA Health Facilities Authority Series A (Health Revenue)	3.13	7-1-2021	3,250,000	3,248,765
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	957,480
Scranton PA (GO Revenue)	5.00	9-1-2020	2,205,000	2,338,888
Scranton PA RAN (Tax Revenue)	2.50	12-15-2017	585,000	585,333
Scranton PA RDA Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	11-15-2021	2,925,000	3,089,853
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2021	680,000	744,736
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2022	730,000	811,972
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2023	835,000	940,502
Scranton PA School District Series B (GO Revenue)	5.00	6-1-2021	580,000	635,216
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2022	870,000	971,773
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2023	615,000	693,542
Scranton PA School District Series C (GO Revenue)	5.00	6-1-2020	585,000	627,816
Scranton PA School District Series C (GO Revenue)	5.00	6-1-2021	590,000	646,168
Warwick PA School District (GO Revenue)	4.00	2-15-2020	1,000,000	1,064,280
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2017	400,000	400,040
West Mifflin PA School District (GO Revenue, AGM Insured)	4.00	10-1-2017	410,000	410,066
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2018	605,000	625,806
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2019	750,000	798,135

				263,806,524

Puerto Rico : 0.00%
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA)†	5.50	8-1-2031	5,405,000	175,663

Rhode Island : 0.11%
Rhode Island Health & Educational Building Corporation Providence College (Education Revenue)	5.00	11-1-2018	265,000	275,701
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,100,000	1,160,709
Rhode Island Health & Educational building Corporation Tockwotton Home Series 2011 (Health Revenue)	8.38	1-1-2046	3,000,000	3,693,810

18

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island (continued)
Rhode Island Student Loan Authority AMT Series A (Education Revenue)	5.00%	12-1-2019	$450,000	$480,312

				5,610,532

South Carolina : 0.23%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	192,476
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	2.00	6-1-2018	325,000	326,154
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	275,000	275,866
Lee County SC School Facilities Incorporated Lee County School District Project (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2018	390,000	396,743
South Carolina Housing Finance & Development Authority Housing Waters Berryhill (Housing Revenue)	1.60	12-1-2019	7,250,000	7,258,700
South Carolina Jobs EDA East Point Academy Project Series A (Education Revenue) 144A	2.25	5-1-2019	3,500,000	3,499,230

				11,949,169

Tennessee : 0.61%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,340,733
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,614,090
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,031,060
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,612,969
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.96	6-1-2042	2,000,000	2,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,400,000	3,528,758
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	6,681,604
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,011,525
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,110,000	5,355,178

				32,175,917

Texas : 13.08%
Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor (Housing Revenue)	1.15	11-1-2019	14,040,000	14,038,736
Central Texas Regional Mobility Authority Subordinate Lien (Transportation Revenue)	5.00	1-1-2018	250,000	252,430
Central Texas Regional Mobility Authority Subordinate Lien (Transportation Revenue)	5.00	1-1-2019	750,000	783,660
Clear Creek TX Independent School District Series B (GO Revenue)	1.35	2-15-2038	12,000,000	12,032,640
Clear Creek TX Independent School District Series B (GO Revenue)	3.00	2-15-2032	4,270,000	4,395,794
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) (m)øø	1.25	7-1-2031	8,375,000	8,375,000
Cypress Fairbanks TX School District Series B-1 (GO Revenue)	3.00	2-15-2036	10,130,000	10,457,503
Dallas TX Series A (GO Revenue)	5.00	2-15-2019	5,000,000	5,252,600
Dallas TX Unrefunded Balance Refunding Bond (GO Revenue)	5.00	2-15-2021	3,045,000	3,387,228
Denton TX Independent School District Prerefunded Bond Series A (GO Revenue)	2.00	8-1-2042	2,790,000	2,816,840
Denton TX Independent School District Unlimited Tax School Building Bond Series 2013 (GO Revenue)	2.00	8-1-2043	7,000,000	7,117,040
Denton TX Independent School District Unlimited Tax School Building Bond Series 2014B (GO Revenue)	2.00	8-1-2044	39,075,000	39,606,811
Denton TX Independent School District Unrefunded Bond (GO Revenue)	2.00	8-1-2042	8,105,000	8,167,165
Eagle Mountain & Saginaw TX Independent School District (GO Revenue)	2.00	8-1-2050	12,150,000	12,319,857

19

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Fort Bend TX Independent School District Series C (GO Revenue) %%	1.35%	8-1-2042	$5,750,000	$5,740,973
Fort Bend TX independent School District Series D (GO Revenue) %%	1.50	8-1-2042	11,000,000	10,970,630
Georgetown TX Independent School District (GO Revenue)	2.00	8-1-2034	4,620,000	4,646,011
Goose Creek TX Consolidated Independent School District (GO Revenue)	1.35	2-15-2040	15,160,000	15,198,658
Harlandale TX Independent School District (GO Revenue)	2.00	8-15-2045	22,165,000	22,335,227
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) (m)øø	1.17	7-1-2031	17,175,000	17,175,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) (m)øø	1.17	7-1-2031	15,225,000	15,225,000
Harris County TX Houston Independent School District Series B (GO Revenue)	1.45	6-1-2035	11,580,000	11,570,273
Houston TX (GO Revenue)	5.00	3-1-2019	7,000,000	7,383,110
Houston TX Adjustable Refunding First Lien B-3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.92	5-15-2034	19,700,000	19,700,000
Hutto TX Independent School District Series 2015 (GO Revenue)	3.00	2-1-2055	23,425,000	24,446,564
Laredo TX Public Property Finance Contractual Obligation Bond (GO Revenue)	3.88	2-15-2018	725,000	731,424
Mansfield TX Independent School District (GO Revenue)	2.50	8-1-2042	8,250,000	8,555,993
Midlothian TX Independent School District Series B (GO Revenue)	2.50	8-1-2052	5,650,000	5,710,060
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Revenue Project Series A (Housing Revenue)	3.25	8-1-2019	13,000,000	12,999,090
North East TX Independent School District (GO Revenue)	2.00	8-1-2044	8,715,000	8,833,611
North East TX Independent School District Series A (GO Revenue)	2.00	8-1-2042	28,330,000	28,548,708
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) (Education Revenue) ±	2.30	4-1-2037	6,150,000	6,168,942
North Texas Tollway Authority Refunding Bond Series A (SIFMA Municipal Swap +0.80%) (Transportation Revenue) ±	1.74	1-1-2050	17,250,000	17,309,513
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2020	1,050,000	1,136,058
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2021	1,860,000	2,073,584
Northside TX Independent School District Building Project (GO Revenue)	1.65	8-1-2045	6,250,000	6,273,250
Northside TX Independent School District Building Project (GO Revenue)	1.75	6-1-2032	5,680,000	5,681,250
Northside TX Independent School District Building Project (GO Revenue)	2.00	8-1-2044	21,195,000	21,483,464
Northside TX Independent School District Building Project (GO Revenue)	2.00	6-1-2046	5,400,000	5,495,742
Northside TX Independent School District Series A (GO Revenue)	2.00	6-1-2039	3,740,000	3,773,436
Odessa TX Housing Finance Corporation 87th Street Apartments Project (Housing Revenue, FHA Insured)	1.43	12-1-2020	7,500,000	7,513,725
Pasadena TX Independent School District Building Project Series B (GO Revenue)	3.00	2-15-2044	45,060,000	46,499,667
Pflugerville TX Independent School District Prerefunded Bond (GO Revenue)	2.00	8-15-2039	7,665,000	7,791,089
Pflugerville TX Independent School District Prerefunded Bond School Building Series A (GO Revenue)	2.00	8-15-2039	4,830,000	4,909,454
Pflugerville TX Independent School District Unrefunded Bond (GO Revenue)	2.00	8-15-2039	15,205,000	15,415,285
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	1.41	4-1-2040	31,000,000	31,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.41	11-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.41	4-1-2040	9,775,000	9,775,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	527,575
San Antonio TX Junior Lien Series A (Utilities Revenue)	2.00	12-1-2027	20,320,000	20,546,974
San Antonio TX Junior Lien Series B (Utilities Revenue)	1.75	12-1-2027	11,000,000	11,061,380
San Antonio TX Junior Lien Series C (Utilities Revenue)	3.00	12-1-2045	12,580,000	13,022,690
San Antonio TX Junior Lien Series D (Utilities Revenue)	3.00	12-1-2045	12,000,000	12,576,960
San Antonio TX Series A (Utilities Revenue)	2.25	2-1-2033	24,350,000	24,853,315
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	698,787
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,010,234

20

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00%	11-15-2020	$1,045,000	$1,113,479
Tarrant County TX Housing Finance Corporation MFHR Gateway Apartments (Housing Revenue, FNMA LOC, FNMA LIQ) øø	0.96	2-15-2036	11,110,000	11,110,000
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	6,503,729
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,708,260
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,546,630
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,760,007
Texas Northside Independent School District (GO Revenue)	1.45	6-1-2047	4,000,000	4,007,120
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	4,000,000	4,014,560
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,535,994
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,556,996
Tomball TX Independent School District Series B2 (GO Revenue)	3.00	2-15-2039	10,410,000	10,584,368
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	645,254
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,045,764
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	529,500

				695,032,671

Utah : 0.53%
Weber County UT Hospital IHC Health Services Series 2000-C (Health Revenue, Bank of New York Mellon SPA) ø	0.95	2-15-2035	28,000,000	28,000,000

Vermont : 0.18%
Vermont Student Assistance Corporation Series B Class-A1 (3 Month LIBOR +1.50%) (Education Revenue) ±	2.81	6-1-2022	9,389,424	9,440,502

Virgin Islands : 0.07%
Virgin Islands PFA Matching Funding Loan Series A (Miscellaneous Revenue)	6.75	10-1-2019	835,000	755,934
Virgin Islands PFA Senior Lien Matching Fund Loan Note Series B (Miscellaneous Revenue)	5.00	10-1-2018	2,985,000	2,688,530
Virgin Islands PFA Series A (Miscellaneous Revenue)	5.00	10-1-2018	415,000	373,782

				3,818,246

Virginia : 1.32%
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2019	1,250,000	1,331,400
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2020	1,000,000	1,097,820
Halifax County VA IDA (Utilities Revenue)	2.15	12-1-2041	55,850,000	56,845,806
Lexington VA IDA Kendal at Lexington (Health Revenue)	3.00	1-1-2019	320,000	325,542
Lexington VA IDA Kendal at Lexington (Health Revenue)	3.00	1-1-2020	450,000	462,078
Lexington VA IDA Kendal at Lexington (Health Revenue)	4.00	1-1-2021	440,000	467,733
Lexington VA IDA Kendal at Lexington (Health Revenue)	4.00	1-1-2022	525,000	562,732
Marquis VA CDA CAB (Tax Revenue) 144A¤	0.00	9-1-2045	680,000	452,826
Marquis VA CDA CAB Series A (Tax Revenue)	5.10	9-1-2036	2,169,000	1,698,414
Marquis VA CDA CAB Series C (Tax Revenue) ¤	0.00	9-1-2041	3,493,000	474,629
Petersburg VA Series 2016 (GO Revenue) 144A	4.00	10-1-2017	5,000,000	5,000,050
Washington VA County IDA Series C (Health Revenue)	7.25	7-1-2019	1,355,000	1,441,354

				70,160,384

Washington : 0.38%
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) (Health Revenue) ±	1.94	1-1-2035	8,650,000	8,646,367
Washington Health Care Facilities Authority (Health Revenue)	5.00	2-1-2023	1,025,000	1,116,522

21

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) (Health Revenue) ±	1.93%	1-1-2042	$9,500,000	$9,494,585
Washington Health Care Facilities Authority Series 2015 (Health Revenue)	5.00	7-1-2020	850,000	923,738

				20,181,212

West Virginia : 0.05%
West Virginia EDA PCR Appalachian Power Company Series D (Resource Recovery Revenue)	3.25	5-1-2019	2,745,000	2,791,308

Wisconsin : 1.15%
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	4,320,000	4,459,643
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.86	12-1-2038	2,115,000	2,115,000
PFA WI Guilford College (Education Revenue)	5.00	1-1-2021	650,000	702,384
PFA WI Guilford College (Education Revenue)	5.00	1-1-2022	625,000	684,769
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.86	10-1-2042	2,015,000	2,015,000
Waukesha County WI Note Anticipation Notes Series C (Miscellaneous Revenue)	3.00	5-1-2022	3,035,000	3,111,209
Waukesha County WI Series B (Miscellaneous Revenue)	3.00	5-1-2021	17,400,000	17,581,830
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	11,910,000	12,793,722
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue)	4.00	11-15-2043	13,000,000	13,587,210
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	1,005,000	1,037,160
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2018	300,000	303,027
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2019	445,000	458,684
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	5.00	3-1-2020	375,000	401,681
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Trust Company NA LOC) ø	1.10	8-1-2046	1,635,000	1,635,000

				60,886,319

Wyoming : 0.18%
Sweetwater County WY PCR Pacificorp Projects Series A (Utilities Revenue) ø	1.01	12-1-2020	9,335,000	9,335,000

Total Municipal Obligations (Cost $5,239,893,910)				5,241,746,960

Other : 1.19%
Eaton Vance Municipal Income Trust (SIFMA Municipal Swap +1.50%) 144A±§	2.15	9-1-2019	23,000,000	23,013,570
Nuveen California AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +0.47%) 144A±§	1.02	7-1-2018	3,000,000	2,994,480
Nuveen Texas Quality Income Municipal Fund Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +0.90%) 144A±	1.72	11-1-2018	12,000,000	12,018,840
Western Asset Managed Municipal Fund Incorporated AMT Series 1 144Aøø§	1.19	5-31-2018	25,000,000	25,000,000

Total Other (Cost $63,000,000)				63,026,890

	Yield		Shares

Short-Term Investments : 0.32%

Investment Companies : 0.32%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.82		17,251,580	17,270,557

Total Short-Term Investments (Cost $17,267,687)				17,270,557

22

Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

		Value

Total investments in securities (Cost $5,320,161,597)	100.18%	$5,322,044,407
Other assets and liabilities, net	(0.18)	(9,611,160)

Total net assets	100.00%	$5,312,433,247

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
##	All or a portion of this security is segregated for when-issued securities.
†	Non-income-earning security
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue

23

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund

PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

24

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	23,294,140	443,421,188	449,463,748	17,251,580	$17,270,557	0.32%

Wells Fargo Short Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$5,241,746,960	$0	$5,241,746,960
Other	0	63,026,890	0	63,026,890
Short-term investments
Investment companies	17,270,557	0	0	17,270,557

Total assets	$17,270,557	$5,304,773,850	$0	$5,322,044,407

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.24%

Alabama : 1.54%
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ)	4.00%	7-1-2046	$19,220,000	$20,771,631
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1 (Health Revenue)	1.85	11-15-2046	4,725,000	4,680,774
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	4,350,000	4,512,038

				29,964,443

Alaska : 0.48%
Alaska Housing Finance Corporation Home Mortgage Series A MFHR (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.90	12-1-2040	1,500,000	1,500,000
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2022	1,200,000	1,337,292
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2023	1,845,000	2,079,500
Valdez AK Marine Terminal BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2021	4,000,000	4,436,360

				9,353,152

Arizona : 1.77%
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	270,000	271,369
Maricopa County AZ IDA Educational Horizon Community Learning Center Project (Education Revenue)	2.63	7-1-2021	2,115,000	2,074,434
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project (Health Revenue)	5.00	1-1-2022	1,065,000	1,165,951
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project (Health Revenue)	5.00	1-1-2023	1,120,000	1,239,594
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project (Health Revenue) 144A	5.00	1-1-2026	3,205,000	3,149,521
Navajo Nation AZ Series A (Miscellaneous Revenue) 144A	4.00	12-1-2022	6,345,000	6,437,764
Navajo Nation AZ Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	2,673,000	2,717,666
Phoenix AZ IDA Basis Schools Project Series A (Education Revenue) 144A	3.00	7-1-2020	1,945,000	1,947,509
Phoenix AZ IDA Education Facility Basis Schools Incorporated Project (Education Revenue) 144A	3.00	7-1-2020	350,000	350,452
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	550,000	597,207
Phoenix AZ IDA Legacy Traditional School Project Series 2015 (Education Revenue) 144A	3.00	7-1-2020	815,000	813,411
Pima County AZ IDA American Leadership Academy Project Series 2015 (Education Revenue) 144A	4.60	6-15-2025	1,400,000	1,420,258
Pima County AZ IDA Charter Schools Project Series 2013 (Education Revenue)	4.50	7-1-2022	1,365,000	1,469,327
Pima County AZ IDA Charter Schools Project Series 2013 (Education Revenue)	4.50	7-1-2020	530,000	559,781
Pima County AZ IDA Charter Schools Project Series 2013 (Education Revenue)	4.50	7-1-2021	1,310,000	1,402,342
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	995,000	1,005,089
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	2,985,000	3,027,059
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,141,669
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	220,693
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	823,728
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	4.25	7-15-2019	1,320,000	1,337,424
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2020	700,000	726,873

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Arizona (continued)
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00%	7-15-2021	$500,000	$524,195

				34,423,316

Arkansas : 0.24%
Boone County AR Hospital Construction Series 2006 (Health Revenue, BOK Financial NA LOC) ø	1.65	5-1-2037	4,700,000	4,700,000

California : 7.25%
Alameda CA Corridor Transportation Authority Prerefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	1,660,000	1,659,917
Alameda CA Corridor Transportation Authority Unrefunded CAB Subordinate Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	455,000	454,973
California Bay Area Toll Authority Toll Bridge Series E-3 (SIFMA Municipal Swap +0.70%) (Transportation Revenue) ±	1.64	4-1-2047	11,750,000	11,809,455
California CDA Tender Option Bond Trust Receipts Series ZF0199 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.14	10-1-2020	4,805,000	4,805,000
California Infrastructure & Economic Development Bank Colburn School Series B (SIFMA Municipal Swap +1.20%) (Education Revenue) ±	2.14	8-1-2037	6,325,000	6,373,829
California Infrastructure & Economic Development Bank Museum Art Project Series A (1 Month LIBOR +1.75%) (Miscellaneous Revenue) ±	2.62	12-1-2037	3,000,000	3,019,950
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A (Education Revenue) 144A	4.00	6-15-2026	890,000	901,081
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	1.15	8-1-2027	15,000,000	15,000,000
California Pollution Control Financing Authority AMT Calplant I Project (Industrial Development Revenue) 144A	7.50	7-1-2032	3,500,000	3,723,405
California Refunding Bond Series B (SIFMA Municipal Swap +0.90%) (GO Revenue) ±	1.84	5-1-2018	3,000,000	3,001,350
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A (Education Revenue) 144A	4.50	6-1-2027	280,000	288,504
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A (Education Revenue) 144A	5.00	6-1-2034	1,000,000	1,028,280
California Series B5 (GO Revenue, U.S. Bank NA LOC) ø	0.89	5-1-2034	10,000,000	10,000,000
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,135,311
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,100,344
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,367,464
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	5,000	5,136
Chemehuevi Indian Tribe CA BAN (Miscellaneous Revenue)	2.95	12-15-2018	6,100,000	6,100,488
Compton CA PFA Lease (Miscellaneous Revenue) 144A	4.00	9-1-2022	4,440,000	4,571,912
Delhi CA Unified School District CAB (GO Revenue, Ambac Insured) ¤	0.00	8-1-2019	965,000	915,486
Grossmont CA Union High School District Floaters Series 2015 (GO Revenue, Citibank NA LIQ) 144Aø	1.09	1-1-2019	7,525,000	7,525,000
Los Angeles CA Department of Water & Power Series B (Water & Sewer Revenue, Citibank NA SPA) ø	0.90	7-1-2035	15,000,000	15,000,000
Los Angeles CA Department of Water & Power Subordinate Series B-1 (Utilities Revenue, Barclays Bank plc SPA) ø	0.91	7-1-2034	17,485,000	17,485,000
Palomar CA Health Refunding Series 2016 (Health Revenue)	3.00	11-1-2017	500,000	500,680
Palomar CA Health Refunding Series 2016 (Health Revenue)	4.00	11-1-2018	750,000	768,030
Palomar CA Health Refunding Series 2016 (Health Revenue)	4.00	11-1-2019	1,250,000	1,305,325
Riverside CA Tender Option Bond Trust Receipts Series 2016 (GO Revenue, AGM/National Insured, Bank of America NA LIQ) 144Aø	0.96	8-1-2032	2,830,000	2,830,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,463,730
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,201,025
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.91	4-1-2038	6,150,000	6,150,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	0.97	11-1-2039	2,190,000	2,190,000

2

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Santa Clara Valley CA Transportation Authority Sales Tax Revenue Bonds Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking SPA) ø	0.91%	4-1-2036	$5,300,000	$5,300,000

				140,980,675

Colorado : 2.13%
Centennial CO Southglenn Metropolitan District (GO Revenue)	3.00	12-1-2021	1,100,000	1,092,718
Centerra CO Metropolitan District 1 Series 2017 (Tax Revenue)	5.00	12-1-2021	1,440,000	1,559,146
Centerra CO Metropolitan District 1 Series 2017 (Tax Revenue)	5.00	12-1-2022	1,940,000	2,114,813
Colorado ECFA Eagle Ridge Academy Project (Education Revenue) 144A	3.63	11-1-2026	2,560,000	2,537,421
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	1,680,000	2,118,329
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2021	250,000	269,143
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2022	515,000	559,496
Colorado ECFA Windsor Charter Academy (Education Revenue) 144A	3.88	9-1-2026	570,000	556,730
Colorado Health Facilities Authority Catholic Health Initiatives Series 2009A (Health Revenue)	5.50	7-1-2034	10,000,000	10,354,400
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A (Health Revenue)	5.00	2-1-2022	3,415,000	3,732,424
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A (Health Revenue)	5.25	2-1-2031	5,150,000	5,505,196
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2018	425,000	427,159
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2019	385,000	394,105
Colorado Health Facilities Authority Christian Living Neighborhoods Project (Health Revenue)	4.00	1-1-2020	450,000	467,919
Colorado Health Facilities Authority Series 2016C (Health Revenue) ø	0.99	12-1-2045	5,000,000	5,000,000
Colorado Health Facilities Authority Unrefunded Balance (Health Revenue)	5.25	6-1-2024	980,000	982,930
Colorado Springs CO Utilities System Subordinate Lien Improvement Series B (Utilities Revenue, Landesbank Hessen-Thüringen SPA) ø	0.96	11-1-2036	870,000	870,000
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	2,810,000	2,930,465

				41,472,394

Connecticut : 2.36%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	550,050
Connecticut HEFAR Yale New Haven Health Series D (Health Revenue, Bank of America NA LOC) ø	0.97	7-1-2048	5,000,000	5,000,000
Connecticut Housing Finance Authority Hosing Mortgage Finance Program Sub Series E-3 (Housing Revenue, Landesbank Hessen-Thüringen SPA) ø	0.95	11-15-2046	13,000,000	13,000,000
Connecticut Series A (SIFMA Municipal Swap +0.75%) (Miscellaneous Revenue) ±	1.69	3-1-2021	2,700,000	2,694,951
Connecticut Series A (SIFMA Municipal Swap +0.88%) (Miscellaneous Revenue) ±	1.82	4-15-2018	5,000,000	5,004,500
Connecticut Series A (SIFMA Municipal Swap +0.92%) (Miscellaneous Revenue) ±	1.86	5-15-2018	2,000,000	2,002,700
Connecticut Series A (SIFMA Municipal Swap +1.25%) (Miscellaneous Revenue) ±	2.19	4-15-2020	7,000,000	7,082,880
Connecticut Series D (SIFMA Municipal Swap +0.77%) (GO Revenue) ±	1.71	9-15-2018	1,000,000	1,002,050
Connecticut Series D (SIFMA Municipal Swap +0.92%) (GO Revenue) ±	1.86	9-15-2019	3,345,000	3,351,422
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2019	1,835,000	1,958,844
Hartford CT (GO Revenue)	5.00	4-1-2024	1,515,000	1,136,523
Hartford CT Series A (GO Revenue)	5.00	4-1-2027	1,650,000	1,204,649
Hartford CT Series A (GO Revenue)	5.00	4-1-2025	2,500,000	1,850,400

				45,838,969

Delaware : 0.11%
Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	6.25	9-1-2025	2,035,000	2,083,331

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia : 0.11%
District of Columbia Georgetown University Series B-1 (Education Revenue, Bank of America NA LOC) ø	0.93%	4-1-2041	$2,225,000	$2,225,000

Florida : 2.00%
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	3,015,000	3,069,481
Eustis FL Multi-Purpose Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	1.06	12-1-2027	260,000	260,000
Florida Cityplace Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,400,121
Florida Development Finance Corporation Waste Pro USA Incorporated (Resource Recovery Revenue) 144A	5.00	8-1-2029	3,500,000	3,594,570
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	3,230,000	3,700,450
Highlands County FL Health Facilities Authority Adventist Health System Series A (Health Revenue) ø	0.95	11-15-2033	7,500,000	7,500,000
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	5,039,434
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A (Education Revenue) 144A	5.00	9-15-2025	1,000,000	1,039,230
North Brevard County FL Parrish Medical Center Project (Health Revenue)	5.50	10-1-2018	500,000	518,605
Orange County FL IDA Central Florida Kidney Center Project (Industrial Development Revenue, SunTrust Bank LOC) ø	1.05	12-1-2020	3,250,000	3,250,000
Sarasota County FL Health Facilities Authority Village on the Isle Project (Health Revenue)	4.00	1-1-2020	1,485,000	1,559,903
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	555,000	558,064
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	785,000	789,333
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2020	1,210,000	1,307,744
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2021	1,265,000	1,398,129
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2022	1,325,000	1,491,248
University of West Florida Foundation Incorporated Dormitory Series A (Housing Revenue)	5.00	6-1-2023	1,190,000	1,360,206
Wildwood FL Village Community Development District #12 Series 2016 (Miscellaneous Revenue)	2.88	5-1-2021	1,000,000	1,002,090

				38,838,608

Georgia : 3.21%
Atlanta GA Development Authority Senior Health Care Facilities Proton Treatment Center Series A1 (Health Revenue)	6.50	1-1-2029	2,520,000	2,596,104
Atlanta GA Water & Wastewater Project Series A-1 (1 Month LIBOR +1.50%) (Water & Sewer Revenue) ±	2.33	11-1-2038	5,000,000	5,030,150
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012 (Utilities Revenue)	1.85	12-1-2049	3,000,000	2,999,910
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue)	2.40	1-1-2040	5,755,000	5,771,977
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,024
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue)	2.35	7-1-2022	8,875,000	8,977,418
Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) (Health Revenue) ±	1.89	8-15-2035	6,000,000	6,012,360
Georgia Medical Center Hospital Authority Taxable Refunding Columbus Regional Healthcare System Incorporated Project (Health Revenue)	4.88	8-1-2022	17,780,000	18,605,525
Georgia Private Colleges & Universities Authority (Education Revenue)	5.00	10-1-2019	1,325,000	1,406,938
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,689,500
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	5,485,000	5,580,274

4

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)
Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project (Utilities Revenue)	1.40%	6-1-2049	$3,750,000	$3,750,900

				62,426,080

Guam : 0.06%
Guam Government Waterworks Authority Water & Wastewater System Series 2014A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,076,660

Hawaii : 0.53%
Hawaii Department of Budget and Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) (Health Revenue) ±	1.39	7-1-2039	10,310,000	10,310,000

Illinois : 18.00%
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	10,255,000	8,983,380
Chicago IL Board of Education Series A (SIFMA Municipal Swap +0.83%) (GO Revenue) ±	1.77	3-1-2036	17,200,000	17,052,252
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2027	7,720,000	5,488,611
Chicago IL CAB City Colleges Series 1999 (GO Revenue, National Insured) ¤	0.00	1-1-2024	9,975,000	8,118,154
Chicago IL Motor Fuel Refunding (Tax Revenue)	5.00	1-1-2025	1,000,000	1,085,910
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2021	1,450,000	1,548,078
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2023	2,400,000	2,612,184
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2022	1,810,000	1,952,773
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2024	2,475,000	2,713,862
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C (Airport Revenue)	5.00	1-1-2022	695,000	787,525
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D (Airport Revenue)	5.00	1-1-2021	500,000	558,605
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,564,151
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,638,697
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2022	400,000	449,056
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2023	400,000	456,568
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2024	550,000	637,434
Chicago IL Park District General Obligation Limited Series A (GO Revenue)	5.00	1-1-2025	625,000	731,231
Chicago IL Park District General Obligation Limited Series C (GO Revenue)	5.00	1-1-2022	1,000,000	1,122,640
Chicago IL Park District General Obligation Limited Series C (GO Revenue)	5.00	1-1-2024	410,000	475,178
Chicago IL Park District General Obligation Series C (GO Revenue)	5.00	1-1-2023	1,000,000	1,141,420
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2022	1,645,000	1,846,743
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2023	1,175,000	1,341,169
Chicago IL Park District Limited Tax Series B (GO Revenue)	5.00	1-1-2022	4,495,000	5,046,267
Chicago IL Park District Unlimited Tax Series E (GO Revenue)	5.00	11-15-2022	1,235,000	1,408,073
Chicago IL Park District Unlimited Tax Series E (GO Revenue)	5.00	11-15-2023	1,295,000	1,498,173
Chicago IL Series A (Tax Revenue)	5.00	1-1-2029	5,000,000	5,218,550
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	2,395,000	2,412,891
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	1,000,000	1,078,960
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	2,250,000	2,452,950
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	2,500,000	2,764,375
Chicago IL Series C (GO Revenue)	5.00	1-1-2025	4,865,000	5,467,968
Chicago IL Series D (GO Revenue, Ambac Insured)	5.00	12-1-2022	3,915,000	3,927,920
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	1,030,000	1,033,368
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,826,262

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25%	6-1-2022	$2,100,000	$2,161,278
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2024	4,450,000	4,939,723
Chicago IL Unrefunded Balance Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2024	305,000	307,159
Chicago IL Wastewater Transmission Second Lien Series A (Water & Sewer Revenue)	4.00	1-1-2018	1,195,000	1,203,305
Chicago lL Series A (Tax Revenue)	5.00	1-1-2022	3,000,000	3,173,550
Cook County IL Refunding Bonds Series 2010 G (GO Revenue)	5.00	11-15-2026	1,000,000	1,071,350
Cook County IL School District #153 Homewood Series A (GO Revenue, AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,019,029
Cook County IL School District #123 Oak Lawn CAB (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,090,000	992,500
Cook County IL School District #227 Rich (GO Revenue)	3.00	12-1-2024	965,000	999,151
Cook County IL Series A (GO Revenue)	5.00	11-15-2021	2,250,000	2,514,938
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	10,040,000	11,009,964
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	1,000,000	1,125,330
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2020	1,150,000	1,155,923
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2021	5,000,000	5,025,700
DeWitt & Ford Counties IL Community College District #540 (GO Revenue, AGM Insured)	5.00	12-1-2021	5,920,000	5,963,098
DuPage County IL Forest Preservation District Series 2015 (GO Revenue)	5.00	1-1-2023	2,455,000	2,865,992
Illinois Development Finance Authority Lyric Opera Chicago Project (Miscellaneous Revenue, Northern Trust Company LOC) ø	0.93	12-1-2028	17,700,000	17,700,000
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø	0.95	11-15-2037	10,000,000	10,000,000
Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A (Health Revenue)	3.25	2-15-2022	550,000	549,626
Illinois Finance Authority Three Crowns Park (Health Revenue)	4.00	2-15-2027	785,000	789,019
Illinois Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2022	11,520,000	11,551,104
Illinois Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured)	5.70	6-15-2025	1,000,000	1,141,000
Illinois Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2022	1,390,000	1,206,603
Illinois Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2023	865,000	723,149
Illinois Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2028	14,090,000	15,075,736
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,433,043
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,330,900
Illinois Refunding Bonds Series 2016 (Miscellaneous Revenue)	5.00	2-1-2026	7,000,000	7,711,620
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	6,071,398
Illinois Series 2013 (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,438,599
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,000,000	2,119,700
Illinois Series A (GO Revenue)	5.00	4-1-2023	3,500,000	3,825,010
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2022	3,380,000	3,607,237
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2023	3,200,000	3,434,080
Illinois Sports Facilities Authority Series 2014 (Tax Revenue)	5.00	6-15-2024	4,130,000	4,445,119
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2026	925,000	653,688
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2018	4,105,000	4,033,368
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2020	700,000	643,391
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,234,137
Illinois State Toll Highway Authority Priority RMKT-A- 2A (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	1.00	7-1-2030	2,000,000	2,000,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.96	1-1-2031	25,600,000	25,600,000
Kane County IL Aurora West School District #129 (GO Revenue, AGM Insured)	5.00	2-1-2022	6,290,000	7,153,743
Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	510,000	485,000

6

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00%	1-1-2021	$595,000	$560,014
Kendall, Kane & Will Counties IL Community Unit School District #308 Oswego Prerefunded Bond Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	1,325,000	1,324,934
Kendall, Kane & Will Counties IL Community Unit School District #308 Oswego Unrefunded Bond Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	25,000	24,999
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	988,200
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	1,045,979
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,175,000	1,141,454
Lake County IL Water Sewerage System Grainger Incorporated Project (, Northern Trust Company LIQ) ø	1.25	4-1-2021	1,500,000	1,500,000
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2018	4,000,000	3,989,400
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,166,893
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2020	1,000,000	1,100,450
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2021	1,015,000	1,140,728
Rockford IL Waterworks System Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2022	1,065,000	1,215,911
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2023	3,410,000	2,531,618
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2024	2,840,000	1,990,386
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2020	760,000	771,605
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	3.00	1-1-2018	200,000	200,020
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	3.00	1-1-2019	300,000	299,478
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2021	790,000	804,702
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2022	820,000	829,889
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2023	855,000	861,413
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2024	885,000	884,956
St. Charles, Kane and Dupage Counties IL Series 2016 (Tax Revenue)	4.00	1-1-2025	925,000	911,782
St. Clair County IL School District Series B (GO Revenue, National Insured)	4.75	1-1-2018	655,000	659,474
University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	1.00	4-1-2038	7,365,000	7,365,000
Will County IL Community High School District (GO Revenue, AGM Insured) ¤	0.00	1-1-2025	14,285,000	10,596,042
Will County IL Community High School District #210 Lincoln Way (GO Revenue, AGM Insured) ¤	0.00	1-1-2021	1,535,000	1,364,922
Will County IL Community High School District #210 Lincoln-Way Unrefunded CAB (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	8,295,000	5,842,915
Will County IL Lincoln-Way Community High School District #210 (GO Revenue)	4.00	1-1-2022	1,630,000	1,598,052
Will County IL School District #114 Manhattan CAB Series C (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,055,000	955,893
Winnebago & Boone Counties IL School District #205 Series A (GO Revenue) ¤	0.00	2-1-2021	1,305,000	1,214,720
Winnebago & Boone Counties IL School District #205 Series B (GO Revenue) ¤	0.00	2-1-2021	3,400,000	3,164,788

				349,972,255

Indiana : 1.43%
Anderson IN Economic Development Anderson University (Education Revenue)	3.75	10-1-2022	2,535,000	2,509,904
Indiana Finance Authority Parkview Health Project Prerefunded (Health Revenue)	5.50	5-1-2024	4,310,000	4,609,286
Indiana Finance Authority Parkview Health Project Unrefunded (Health Revenue)	5.50	5-1-2024	945,000	1,006,123
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,206
Indiana Housing and Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured) ø	1.39	7-1-2039	1,115,000	1,115,000
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	403,740

7

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Michigan IN City School Building Corporation Series 2016A (Miscellaneous Revenue)	5.00%	1-15-2025	$1,000,000	$1,193,260
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.29	4-15-2019	2,300,000	2,300,000
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.69	12-1-2044	11,400,000	11,398,974
Whiting IN BP Products North America Incorporated Project (Industrial Development Revenue)	1.85	6-1-2044	3,000,000	3,015,030

				27,877,523

Iowa : 0.16%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.28	4-1-2022	2,500,000	2,500,000
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	510,000	512,096

				3,012,096

Kansas : 0.58%
Lawrence KS Series A (Industrial Development Revenue, U.S. Bank NA LOC) ø	1.43	12-1-2018	730,000	730,000
Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	940,000	947,727
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	28,250,000	9,570,253

				11,247,980

Kentucky : 1.34%
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGC Insured)	5.25	2-1-2018	535,000	541,645
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	2.75	11-15-2018	300,000	300,420
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.00	11-15-2019	350,000	351,834
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.35	11-15-2020	335,000	338,645
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	5.00	11-15-2025	1,500,000	1,545,870
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	886,890
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	1.26	8-15-2024	10,500,000	10,500,000
Kentucky Housing Corporate Watterson Lakeview Project (Housing Revenue)	0.95	7-1-2018	5,000,000	4,991,350
Kentucky Municipal Power Agency Prairie State Project Series B (SIFMA Municipal Swap +1.40%) (Utilities Revenue) ±	2.34	9-1-2042	6,500,000	6,499,025

				25,955,679

Louisiana : 0.49%
Louisiana Public Facilities Authority Loyola University Project Series 2011 (Education Revenue)	5.25	10-1-2025	2,815,000	3,041,889
Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ¤	0.00	10-1-2020	1,000,000	933,430
Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ¤	0.00	10-1-2021	950,000	858,810
Louisiana Public Facilities Authority Loyola University Project Series 2017 (Education Revenue) ¤	0.00	10-1-2022	1,500,000	1,306,065
St. Bernard Parish LA Series 2012 (Tax Revenue)	4.00	3-1-2019	3,355,000	3,475,109

				9,615,303

Maryland : 2.46%
Baltimore MD Series A (Water & Sewer Revenue, National Insured)	5.65	7-1-2020	3,150,000	3,349,395

8

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland (continued)
Howard County MD Housing Commission Series A (SIFMA Municipal Swap +1.25%) (Housing Revenue) ±	2.19%	7-1-2034	$6,665,000	$6,667,133
Maryland Community Development Administration Golden Ring Cooperative Apartments (Housing Revenue)	2.00	7-1-2018	10,000,000	10,000,500
Maryland Community Development Administration Park Heights Apartments Series 2016 (Housing Revenue)	2.15	12-1-2018	8,500,000	8,503,995
Maryland Community Development Administration Pleasant View Gardens Townhouses Series F (Housing Revenue)	1.20	7-1-2018	12,300,000	12,276,015
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2015 (Education Revenue) 144A	5.25	8-1-2022	1,630,000	1,715,820
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2016 (Education Revenue)	5.00	8-1-2026	1,335,000	1,392,058
Rockville MD Mayor & Council Economic Development Ingleside King Farm Project 45 Series C-3 (Health Revenue) %%	2.50	11-1-2024	4,000,000	4,007,040

				47,911,956

Massachusetts : 1.51%
Massachusetts Bay Transportation Authority Series A-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.98	3-1-2030	8,135,000	8,135,000
Massachusetts Consolidated Loan Series D (SIFMA Municipal Swap +0.43%) (Tax Revenue) ±	1.37	1-1-2018	3,000,000	3,000,810
Massachusetts Development Finance Agency Revenue Partners Healthcare Systems Series M-1 (Health Revenue, U.S. Bank NA LOC) ø	0.93	7-1-2048	10,000,000	10,000,000
Massachusetts Development Finance Agency Sabis International Charter School Series 2015 (Education Revenue)	5.00	4-15-2025	1,000,000	1,145,010
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2018	750,000	770,955
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2019	6,000,000	6,373,140

				29,424,915

Michigan : 3.82%
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	382,484
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,349,940
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2022	1,000,000	1,136,900
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,245,000	1,244,975
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	3,425,000	3,406,813
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2020	1,600,000	1,748,496
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2021	1,600,000	1,799,920
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,128,070
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	704,147
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,648,052
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,126,362
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,098,520
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.88	10-1-2023	2,500,000	2,615,200
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.40	10-1-2020	500,000	508,950
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.60	10-1-2021	500,000	514,940
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.80	10-1-2022	500,000	520,090
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2018	3,100,000	3,206,206
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,594,650
Michigan Finance Authority Series H-1 (Tax Revenue)	5.00	10-1-2021	1,565,000	1,718,824

9

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00%	5-15-2018	$300,000	$301,047
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,292,400
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,094,740
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	2,000,000	2,323,460
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,080,000	2,384,096
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,263,549
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	2,130,000	2,502,452
Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) (Housing Revenue) ±	1.91	4-1-2042	9,625,000	9,695,263
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	500,485
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	295,000	295,558
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	500,475
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,902,603
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,502,820
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13	7-1-2045	9,000,000	9,140,220
Tender Option Bond Trust Receipts/Certificates Portage Public School (GO Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	1.07	5-1-2031	5,000,000	5,000,000
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,102,990

				74,255,697

Minnesota : 0.35%
St. Paul MN Housing & RDA Healtheast Care System Project Series 2015A (Health Revenue)	5.25	11-15-2035	2,850,000	3,208,160
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A (Education Revenue)	4.75	9-1-2022	500,000	514,965
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A (Education Revenue)	5.00	9-1-2026	1,000,000	1,052,140
St. Paul MN Housing & RDA Great River School Project Series A (Education Revenue) 144A	4.75	7-1-2029	250,000	253,100
St. Paul MN Housing & RDA Healtheast Care System Project Series 2015A (Health Revenue)	5.25	11-15-2028	1,505,000	1,694,133

				6,722,498

Mississippi : 0.82%
Mississippi HFFA Baptist Health System Series A (SIFMA Municipal Swap +1.30%) (Health Revenue) ±	2.24	8-15-2036	5,000,000	5,004,850
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	1.17	2-1-2022	10,970,000	10,970,000

				15,974,850

Missouri : 0.63%
Arnold MO Real Property Arnold Triangle Redevelopment Project Series A (Tax Revenue)	3.75	5-1-2023	1,770,000	1,813,631
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	3.00	11-1-2018	250,000	252,948
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	3.00	11-1-2019	800,000	809,552
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	3.00	11-1-2021	350,000	351,201
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	4.00	11-1-2022	350,000	364,550
Branson MO IDA Branson Shoppes Series A (Miscellaneous Revenue)	4.00	11-1-2023	750,000	776,213
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	4.00	3-1-2022	970,000	1,030,218

10

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Missouri (continued)
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	3.00%	3-1-2020	$900,000	$919,026
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	5.00	3-1-2024	1,000,000	1,124,010
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	4.00	3-1-2021	930,000	982,164
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	4.00	3-1-2023	1,010,000	1,074,256
Platte County MO Riverside-Quindaro Bend Levee District Project L-385 (Miscellaneous Revenue)	5.00	3-1-2025	1,105,000	1,245,357
Richmond Heights MO Francis Place Redevelopment Project (Tax Revenue)	5.63	11-1-2025	1,500,000	1,500,150

				12,243,276

Nevada : 0.33%
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	722,043
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00	6-1-2018	640,000	644,486
Tender Option Bond Trust Receipts/Certificates Nevada Water District (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.12	6-1-2020	5,000,000	5,000,000

				6,366,529

New Hampshire : 0.10%
New Hampshire HEFA Hillside Village Issue Series 2017C (Health Revenue) 144A	3.50	7-1-2022	2,000,000	2,025,140

New Jersey : 5.48%
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,241,414
Garden State NJ Preservation Open Space and Farmland Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	11-1-2021	8,310,000	7,649,106
Hudson County NJ Qualified General and Water Improvements Series 2012A and 2012B (GO Revenue, AGM Insured)	4.00	9-1-2018	1,140,000	1,169,845
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	395,000	332,712
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE (Miscellaneous Revenue)	5.50	9-1-2021	2,025,000	2,317,572
New Jersey EDA School Facilities Construction Project Series EE (Miscellaneous Revenue)	5.25	9-1-2025	1,800,000	1,933,776
New Jersey EDA School Facilities Construction Project Series I (SIFMA Municipal Swap +1.55%) (Miscellaneous Revenue) ±	2.49	9-1-2027	10,000,000	9,751,900
New Jersey EDA School Facilities Construction Project Series K (Miscellaneous Revenue, Ambac Insured)	5.25	12-15-2020	3,000,000	3,276,300
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,861,827
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE (Tax Revenue)	5.50	9-1-2021	750,000	828,608
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	539,935
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	637,515
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	992,727
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	452,528
New Jersey Higher Education Student Assistance Authority Series 2017-1B (Education Revenue)	5.00	12-1-2021	1,390,000	1,556,772
New Jersey Higher Education Student Assistance Authority Series 2017-1B (Education Revenue)	5.00	12-1-2020	2,250,000	2,475,248
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2023	1,350,000	1,486,229
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	12,000,000	8,418,480
New Jersey TTFA Series A (Transportation Revenue)	5.00	6-15-2022	4,815,000	5,232,942
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,900,000	2,088,328
New Jersey TTFA Series A (Transportation Revenue)	5.25	6-15-2022	2,785,000	3,051,246

11

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey TTFA Series AA (Transportation Revenue)	2.50%	6-15-2018	$2,150,000	$2,165,115
New Jersey TTFA Series AA (Transportation Revenue)	4.00	6-15-2018	2,900,000	2,951,040
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2023	4,665,000	5,217,756
New Jersey TTFA Series B (Transportation Revenue)	5.00	6-15-2020	2,150,000	2,320,667
New Jersey TTFA Series D (Transportation Revenue)	5.00	12-15-2023	6,960,000	7,821,230
New Jersey TTFA Series DC-8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.17	12-15-2022	19,700,000	19,700,000
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,136,035
Paterson NJ General Improvement (GO Revenue, AGM Insured)	5.00	6-15-2020	400,000	420,036
South Jersey NJ Port Corporation Marine Terminal Series 2012 (Airport Revenue)	4.00	1-1-2022	1,600,000	1,689,632
South Jersey NJ Port Corporation Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2023	1,665,000	1,841,940
South Jersey NJ Port Corporation Marine Terminal Series S-2 (Airport Revenue)	5.00	1-1-2024	1,750,000	1,946,088

				106,504,549

New Mexico : 0.89%
New Mexico Educational Assistance Foundation Series A2 (3 Month LIBOR +0.65%) (Education Revenue) ±	1.58	12-1-2028	155,000	155,014
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.58	11-1-2039	17,100,000	17,083,755

				17,238,769

New York : 11.70%
Albany NY IDA Foundation State University Project Series A (Education Revenue) ø	1.17	7-1-2032	2,825,000	2,825,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	995,280
East Rochester NY Housing Authority Home Good Shepherd Project Series A (Housing Revenue, Royal Bank of Scotland LOC) ø	1.06	12-1-2036	2,625,000	2,625,000
Hempstead Town NY Local Development Corporation Academy Charter School Project Series A (Education Revenue)	5.45	2-1-2027	2,880,000	2,879,770
Metropolitan Transportation Authority Series 2015E-1 (Transportation Revenue, U.S. Bank NA LOC) ø	0.94	11-15-2050	20,000,000	20,000,000
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,207,232
New York Fiscal 20008 Subordinate Series J3 (GO Revenue, Barclays Bank plc LIQ) ø	0.95	8-1-2023	9,100,000	9,100,000
New York City NY Municipal Water Finance Second General Resolution Series (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	0.95	6-15-2049	7,000,000	7,000,000
New York City NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC) ø	0.95	11-1-2041	12,000,000	12,000,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	1.01	11-1-2049	7,000,000	7,000,000
New York Housing Finance Agency Historic Front Series A (Housing Revenue, Landesbank Hessen-Thüringen LOC) ø	0.92	11-1-2036	2,000,000	2,000,000
New York Housing Finance Agency Riverside Center 2 Series A-3 (Housing Revenue, Bank of America NA LOC) ø	0.95	11-1-2046	15,000,000	15,000,000
New York Housing Finance Agency Tribeca Green Housing Project Series A (Housing Revenue, Landesbank Hessen-Thüringen LOC) ø	1.00	11-1-2036	10,000,000	10,000,000
New York Metropolitan Transportation Authority Dedicated Tax Fund (SIFMA Municipal Swap +0.95%) (Tax Revenue) ±	1.89	11-1-2019	7,500,000	7,576,875
New York Metropolitan Transportation Authority Subordinate Series D-2 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	0.91	11-1-2035	6,000,000	6,000,000
New York Municipal Water Finance Authority Series 2011 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA) ø	0.98	6-15-2044	3,400,000	3,400,000
New York NY Municipal Water Finance Authority 2nd General Resolution Series B (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	0.95	6-15-2032	4,925,000	4,925,000
New York NY Municipal Water Finance Authority 2nd Generation Resolution Sub Series BB-3 (Water & Sewer Revenue, Sumitomo Mitsui Banking SPA) ø	0.95	6-15-2050	15,445,000	15,445,000

12

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Municipal Water Finance Authority Adjusted Fiscal 2006 Subordinate Series AA (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.03%	6-15-2032	$535,000	$535,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2014 Subordinate Series AA (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.97	6-15-2050	15,300,000	15,300,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd General Resolution Bonds Fiscal 2014 Sub Series AA-6 (Water & Sewer Revenue, Mizuho Bank Limited SPA) ø	0.98	6-15-2048	2,400,000	2,400,000
New York NY Municipal Water Finance Series F1B-RMKT (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.93	6-15-2035	7,325,000	7,325,000
New York NY Series A Subordinate Series A-3, A-4, A-5 (GO Revenue, Landesbank Hessen-Thüringen LIQ) ø	0.94	8-1-2035	5,000,000	5,000,000
New York NY Series J-4 (SIFMA Municipal Swap +0.55%) (GO Revenue) ±	1.49	8-1-2025	6,700,000	6,700,000
New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	1.15	11-1-2022	9,965,000	9,965,000
New York NY Transitional Finance Authority Subordinate Series 2-E (Tax Revenue, Dexia Credit Local SPA) ø	1.15	11-1-2022	4,540,000	4,540,000
New York NY Transitional Finance Authority Subordinate Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.98	11-1-2022	9,515,000	9,515,000
New York NY Transitional Finance Authority Subordinate Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	1.03	8-1-2023	18,650,000	18,650,000
New York Thruway Authority Series II (Transportation Revenue, National Insured)	5.00	1-1-2021	5,900,000	5,959,059
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	509,690
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	2,500,000	2,526,000
Poughkeepsie City NY Series 2017A (GO Revenue)	4.00	5-4-2018	1,200,000	1,207,200
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	608,971
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	680,900

				227,400,977

North Carolina : 0.26%
Charlotte-Mecklenburg NC Hospital Authority Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.94	1-15-2038	5,080,000	5,080,000

Ohio : 2.48%
Akron OH Bath and Copley Joint Township Hospital District (Health Revenue)	5.00	1-1-2031	2,000,000	2,293,720
Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	754,980
Cleveland OH Airport System Series D (Airport Revenue, U.S. Bank NA LOC) ø	0.94	1-1-2024	13,180,000	13,180,000
Franklin County OH Hospital Facilities Series B (Health Revenue, Barclays Bank plc SPA) ø	0.95	11-15-2041	10,000,000	10,000,000
Hamilton County OH Healthcare Series 2017 (Health Revenue)	3.00	1-1-2022	905,000	923,878
Ohio University Hospital Health System Series B (Health Revenue) ø	1.01	1-15-2033	5,000,000	5,000,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.01	1-15-2045	10,000,000	10,000,000
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue)	3.75	7-1-2033	5,000,000	2,287,500
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series B (Water & Sewer Revenue)	4.00	12-1-2033	5,425,000	2,481,938
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	2,725,000	1,246,688

				48,168,704

Oklahoma : 0.04%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	806,186

13

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Other : 0.08%
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50%	7-1-2022	$1,547,069	$1,574,886

Pennsylvania : 6.53%
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	385,788
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,179,396
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue)	2.70	4-1-2035	2,500,000	1,143,750
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Industrial Development Revenue)	4.00	1-1-2035	535,000	244,763
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue)	3.50	12-1-2035	2,245,000	1,027,088
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.44	11-1-2039	8,750,000	8,804,775
Chester County PA IDA Avon Grove Charter School Project Series 2017A (Education Revenue)	4.00	12-15-2027	2,250,000	2,343,825
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	3.70	10-15-2022	1,150,000	1,157,303
Delaware County PA IDA Chester Charter School Series A (Education Revenue) 144A	4.38	6-1-2026	1,785,000	1,794,514
Fulton County PA IDA Medical Center Project (Health Revenue)	2.40	7-1-2020	2,375,000	2,351,108
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2022	1,575,000	1,763,197
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2023	1,605,000	1,824,371
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.60	3-1-2034	8,500,000	8,568,340
Montgomery County PA IDA Peco Energy Company Project Series B (Industrial Development Revenue)	2.55	6-1-2029	10,340,000	10,331,004
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue)	1.30	6-1-2044	8,000,000	8,000,000
Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	275,000	275,028
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	4,650,000	4,872,549
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (1 Month LIBOR +0.80%) (Miscellaneous Revenue) ±	1.63	9-1-2024	3,470,000	3,473,886
Pennsylvania Refunding Bond (GO Revenue)	5.00	1-15-2022	8,540,000	9,692,815
Pennsylvania Turnpike Commission Series A (SIFMA Municipal Swap +0.68%) (Transportation Revenue) ±	1.62	12-1-2018	11,150,000	11,182,558
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) (Transportation Revenue) ±	2.21	12-1-2020	10,000,000	10,206,800
Philadelphia PA IDA Charter School Project A (Education Revenue)	4.50	8-1-2026	3,365,000	3,496,706
Philadelphia PA IDA Charter School Project Series 2016B (Education Revenue)	4.88	8-1-2026	2,190,000	2,272,694
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	802,124
Philadelphia PA School District Series B (GO Revenue)	3.13	9-1-2020	200,000	205,260
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2021	2,000,000	2,214,560
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2022	3,565,000	4,006,917
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2022	1,525,000	1,656,364
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	5,770,000	6,242,044
Philadelphia PA School District Series E (GO Revenue, BHAC Insured)	5.38	9-1-2028	2,425,000	2,522,582
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2022	5,000,000	5,619,800
Quakertown PA Health Facilities Authority Series A (Health Revenue)	3.13	7-1-2021	1,500,000	1,499,430
Scranton PA Refunding Notes (GO Revenue)	5.00	11-15-2026	2,125,000	2,276,938
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2024	750,000	851,303
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2025	1,000,000	1,142,890
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2024	665,000	756,923
Scranton PA School District Series B (GO Revenue, National Insured)	5.00	6-1-2025	710,000	811,452

				127,000,845

14

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico : 0.00%
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50%	8-1-2031	$2,800,000	$91,000

Rhode Island : 0.21%
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2022	1,940,000	2,172,703
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2023	1,585,000	1,797,913
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,154

				3,985,770

South Carolina : 0.73%
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	2.00	6-1-2020	185,000	185,951
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2019	560,000	587,546
Lee County SC School Facilities Incorporated (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	375,000	399,799
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	1.05	12-1-2038	6,680,000	6,680,000
South Carolina Jobs EDA East Point Academy Project Series A (Education Revenue) 144A	2.25	5-1-2019	2,500,000	2,499,450
South Carolina Jobs EDA The Woodlands at Furman Series 2017 (Health Revenue)	4.00	11-15-2027	3,000,000	3,044,880
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	835,000	883,639

				14,281,265

South Dakota : 0.05%
South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,049,351

Tennessee : 1.31%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.94	6-1-2042	15,000,000	15,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,151,480
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,211,305
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	925,000	1,069,587

				25,432,372

Texas : 8.86%
Arlington TX Higher Education Finance Corporate Education Series A (Education Revenue)	4.00	6-15-2026	725,000	715,517
Austin Convention Enterprises Incorporated Series 2017B (Industrial Development Revenue)	5.00	1-1-2018	200,000	201,746
Austin Convention Enterprises Incorporated Series 2017B (Industrial Development Revenue)	5.00	1-1-2020	500,000	535,540
Austin Convention Enterprises Incorporated Series 2017B (Industrial Development Revenue)	5.00	1-1-2019	600,000	624,630
Austin Convention Enterprises Incorporated Series 2017B (Industrial Development Revenue)	5.00	1-1-2021	500,000	548,030
Austin TX Community College District Series A (Education Revenue)	4.00	2-1-2023	320,000	355,155
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,110,440
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	578,520
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A (Education Revenue)	4.63	8-15-2025	8,905,000	9,494,422
Clifton TX Higher Education Finance Corporation Uplift Education Series A (Education Revenue)	4.00	12-1-2025	3,740,000	3,991,852

15

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Dallas TX Performing Arts Cultural Facilities Corporation Dallas Center for Performing Arts Foundation Project Series 2008B (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.93%	9-1-2041	$1,630,000	$1,630,000
Dallas TX Performing Arts Cultural Facilities Corporation Project Series A (Miscellaneous Revenue, Bank of America NA LOC) ø	1.00	9-1-2041	4,320,000	4,320,000
Guadalupe County TX City of Seguin Board of Managers Hospital Mortgage Revenue Refunding and Improvement Bonds Series 2015 (Health Revenue)	5.00	12-1-2017	725,000	728,263
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	1.00	11-1-2019	2,850,000	2,850,000
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Health Systems Series C (Health Revenue) ø	0.93	12-1-2043	16,855,000	16,855,000
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Health Systems Series C (Health Revenue) ø	0.93	6-1-2046	10,000,000	10,000,000
Houston TX Adjustable Refunding First Lien B-3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.92	5-15-2034	1,000,000	1,000,000
Houston TX Airport System Subordinate Lien Series B (Airport Revenue, National Insured)	5.00	7-1-2026	3,530,000	3,542,002
Houston TX Independent School District Series B (GO Revenue)	1.70	6-1-2036	14,000,000	14,064,260
Houston TX Public Improvement Refunding Bonds Series A (GO Revenue)	5.00	3-1-2020	11,000,000	11,992,090
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2010 (Industrial Development Revenue, Exxon Mobil Corporation) ø	0.98	11-1-2038	20,500,000	20,500,000
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.75	2-15-2018	250,000	250,105
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.95	2-15-2019	250,000	250,473
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2020	810,000	862,196
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2021	560,000	608,238
New Hope TX Cultural Education Facilities Finance Corporation The Langford Project Series B-2 (Health Revenue)	3.00	11-15-2021	700,000	691,971
New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center (Education Revenue) 144A	3.38	8-15-2021	1,955,000	1,951,070
New Hope TX Cultural Education Facilities Finance Corporation MRC Crestview Project (Housing Revenue)	3.25	8-1-2019	5,000,000	4,999,650
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project (Housing Revenue)	5.38	4-1-2028	1,845,000	2,038,245
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A (Education Revenue) 144A	4.63	8-15-2025	1,485,000	1,505,983
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) (Education Revenue) ±	2.30	4-1-2037	1,785,000	1,790,498
North Texas Tollway Authority System Refunding Bonds Series C (SIFMA Municipal Swap +0.67%) (Transportation Revenue) ±	1.61	1-1-2038	3,650,000	3,654,307
Pearland TX Permanent Improvement Series 2015 (GO Revenue)	5.00	3-1-2021	1,000,000	1,120,480
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.41	11-1-2040	8,000,000	8,000,000
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.41	4-1-2040	9,450,000	9,450,000
Sam Rayburn TX Municipal Power Agency Bonds Series 2012 (Utilities Revenue)	5.00	10-1-2017	960,000	960,211
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,500,000	2,500,600
Tarrant County TX Cultural Education Facilities Finance Corporation Buckner Senior Living-Ventana Project (Health Revenue)	3.88	11-15-2022	2,750,000	2,796,640
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.14	7-1-2021	10,500,000	10,500,000
Texas General Obligation Veterans Bonds (GO Revenue, Helaba SPA) ø	0.93	12-1-2046	4,905,000	4,905,000
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2020	185,000	194,322
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2021	310,000	330,131
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2022	870,000	936,825

16

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	5.00%	4-1-2025	$480,000	$552,442
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,902,261
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,450,032
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,486,760

				172,325,907

Utah : 0.59%
Tender Option Bond Trust Receipts/Certificates Floaters Series 2017 (Airport Revenue, JPMorgan Chase & Company LIQ) 144Aø	1.14	1-1-2025	2,500,000	2,500,000
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A (Education Revenue) 144A	3.50	2-15-2026	1,190,000	1,152,908
Utah County UT IHC Health Services Series B (Health Revenue, U.S. Bank NA SPA) ø	0.94	5-15-2035	7,725,000	7,725,000

				11,377,908

Vermont : 0.82%
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2021	1,800,000	1,978,236
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2022	550,000	614,746
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2023	1,200,000	1,359,768
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) (Education Revenue) ±	2.24	6-2-2042	10,006,080	10,016,586
Vermont Student Assistance Corporation Series B Class-A1 (3 Month LIBOR +1.50%) (Education Revenue) ±	2.81	6-1-2022	1,877,885	1,888,100

				15,857,436

Virgin Islands : 0.50%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	5,000,000	3,549,900
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2020	2,500,000	2,002,725
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2024	3,600,000	2,588,832
Virgin Islands PFA Subordinate Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,599,968

				9,741,425

Virginia : 1.17%
Louisa VA Electric and Power IDA Series 2008B (Utilities Revenue)	2.15	11-1-2035	19,000,000	19,327,940
Petersburg VA Series 2016 (GO Revenue) 144A	4.00	10-1-2017	1,500,000	1,500,015
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	1.75	1-1-2018	400,000	399,336
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	2.00	1-1-2019	600,000	596,232
Prince William County VA IDA Westminster At Lake Ridge Series 2016 (Health Revenue)	2.25	1-1-2020	910,000	903,494

				22,727,017

Washington : 1.55%
Redmond WA Library Capital Facilities Area (GO Revenue)	5.00	12-1-2017	200,000	200,708
Seattle WA Housing Authority Newholly Phase I Series B (Housing Revenue)	1.25	4-1-2019	4,505,000	4,498,648
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) (Health Revenue) ±	2.34	1-1-2035	11,000,000	11,130,790
Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) (Health Revenue) ±	1.93	1-1-2042	6,050,000	6,046,552

17

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B-3 (Health Revenue) 144A	4.38%	1-1-2021	$1,625,000	$1,606,719
Washington Housing Finance Commission Wesley Homes (Health Revenue, AGC Insured)	5.63	1-1-2022	6,545,000	6,623,998

				30,107,415

West Virginia : 0.06%
Monongalia County WV Commission Special District University Town Center Series A (Tax Revenue) 144A%%	4.50	6-1-2027	1,250,000	1,235,500

Wisconsin : 0.80%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,222,080
Pine Lake WI PFA Preparatory Series 2015 (Education Revenue) 144A	4.35	3-1-2025	2,710,000	2,799,864
Public Finance Authority Senior Living Marylhurst Project Series 2017B (Health Revenue) 144A	3.00	11-15-2022	2,200,000	2,225,344
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	3.00	12-1-2020	745,000	783,196
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	5.00	12-1-2022	755,000	877,499
Wisconsin PFA Airport Series C (Airport Revenue)	5.00	7-1-2022	2,555,000	2,719,108
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2019	1,270,000	1,282,560
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2020	635,000	643,211
Wisconsin PFA Bancroft Neurohealth Project Series A (Health Revenue) 144A	4.00	6-1-2021	1,370,000	1,397,263
Wisconsin PFA Roseman University of Health Sciences Project Series 2012 (Education Revenue)	5.00	4-1-2022	1,445,000	1,514,967

				15,465,063

Wyoming : 0.32%
Sweetwater County WY Pollution Control PacifiCorp Series B (Utilities Revenue) ø	1.01	12-1-2020	6,305,000	6,305,000

Total Municipal Obligations (Cost $1,897,275,435)				1,910,055,670

Other : 0.93%
Eaton Vance New York Municipal Income Trust Preferred Shares	2.32	9-1-2019	10,600,000	10,606,254
Eaton Vance Ohio Municipal Bond Fund Institutional Preferred Shares 144Aøø	1.94	7-1-2019	7,350,000	7,360,805

Total Other (Cost $17,950,000)				17,967,059

	Yield

Short-Term Investments : 0.59%

Investment Companies : 0.59%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.82%		11,468,679	11,481,295

Total Short-Term Investments (Cost $11,480,622)				11,481,295

Total investments in securities (Cost $1,926,706,057)	99.76%	1,939,504,024
Other assets and liabilities, net	0.24	4,716,381

Total net assets	100.00%	$1,944,220,405

18

Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2017 (unaudited)

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

19

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	11,589,425	152,058,445	152,179,191	11,468,679	$11,481,295	0.59%

Wells Fargo Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Municipal obligations	$0	$1,910,055,670	$0	$1,910,055,670
Other	0	17,967,059	0	17,967,059
Short-term investments
Investment companies	11,481,295	0	0	11,481,295

Total assets	$11,481,295	$1,928,022,729	$0	$1,939,504,024

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 97.62%
Alabama : 2.48%
Alabama Black Belt Energy Gas District Series A (Utilities Revenue, Royal Bank of Canada LIQ)	4.00%	7-1-2046	$13,915,000	$15,038,358
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGC Insured) ±(m)	1.00	11-15-2037	4,425,000	4,425,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	1.21	11-1-2042	17,000,000	17,000,000
Alabama HFA Dauphin Gate Apartments Project Series B (Housing Revenue)	1.35	4-1-2020	1,500,000	1,500,675
Alabama HFA The Park at Sydney Drive Series B (Housing Revenue)	1.50	12-1-2019	10,000,000	10,009,500
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance SPA) ø	1.30	8-1-2037	7,445,000	7,444,926
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance SPA)	1.25	11-15-2038	20,000,000	20,001,200
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	13,600,000	14,106,600
Jefferson County AL Sewer Subordinate Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,750,298
Tender Option Bond Trust Receipts/Certificates Floaters Series XM0184 (Utilities Revenue, Morgan Stanley Bank LIQ) ø144A	1.34	9-1-2046	31,400,000	31,400,000
Tuscaloosa County AL IDA (Industrial Development Revenue) ø	1.10	9-1-2020	12,600,000	12,600,000

				135,276,557

Alaska : 0.32%
Alaska Housing Finance Corporation Series B (Housing Revenue, FHLB SPA) ø	0.94	12-1-2041	2,580,000	2,580,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Bank of America NA SPA) ø	0.95	12-1-2040	13,775,000	13,775,000
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,150,234

				17,505,234

Arizona : 1.56%
Arizona Health Facilities Authority Catholic West Series A (Health Revenue, JPMorgan Chase & Company LOC) ø	0.93	7-1-2035	14,150,000	14,150,000
Arizona Health Facilities Authority Catholic West Series B (Health Revenue, Barclays Bank LOC) ø	0.95	7-1-2035	3,900,000	3,900,000
Maricopa County AZ Gilbert Unified School District #41 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,845,000	3,967,540
Maricopa County AZ IDA Series A (Health Revenue) %%	5.00	1-1-2048	5,000,000	5,782,500
Pima County AZ IDA Charter Schools Refunding Bond Project Series Q (Education Revenue)	4.00	7-1-2019	1,215,000	1,252,847
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) (m)	1.00	9-1-2045	55,900,000	55,900,000

				84,952,887

Arkansas : 0.01%
Arkansas Development Finance Authority Police Headquarters and Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	500,000	509,695

California : 9.26%
Bay Area CA Toll Authority Toll Bridge Series B-2 (Transportation Revenue, Sumitomo Mitsui Banking LOC) ø	0.89	4-1-2047	15,640,000	15,640,000
California (GO Revenue)	4.00	12-1-2027	5,000,000	5,013,250
California HFFA Catholic Healthcare West Series 2005-H (Health Revenue, Sumitomo Mitsui Banking LOC) ø	0.92	7-1-2035	14,100,000	14,100,000

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) (m)(n)	1.19%	7-15-2018	$1,000,000	$982,500
California HFFA Stanford Hospital Series B-1 (Health Revenue) ø	0.90	11-15-2045	30,350,000	30,350,000
California Infrastructure and Economic Development Bank The J. Paul Getty Trust Series A-2 (3 Month LIBOR +0.37%) (Miscellaneous Revenue) ±	1.29	4-1-2038	32,790,000	32,904,437
California Infrastructure and Economic Development Bank The J. Paul Getty Trust Series B-1 (SIFMA Municipal Swap +0.28%) (Miscellaneous Revenue) ±	1.22	10-1-2047	3,000,000	3,000,960
California Municipal Financing Authority BAN Open Door Community Health Centers (Health Revenue)	2.80	9-15-2018	6,000,000	6,040,020
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	1.15	8-1-2027	19,880,000	19,880,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	1.15	8-1-2027	8,665,000	8,665,000
California Pollution Control Financing Authority Series A (Resource Recovery Revenue) 144A	1.25	8-1-2023	5,000,000	5,000,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,650,000	1,725,834
California Series A-2 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC) ø	0.89	5-1-2040	45,000,000	45,000,000
California Series B-1 (Miscellaneous Revenue, Mizuho Bank Limited LOC) ø	0.90	5-1-2040	500,000	500,000
California Series C-1 (GO Revenue, Bank of America NA LOC) ø	0.89	5-1-2033	26,985,000	26,985,000
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	4.00	11-15-2017	260,000	261,048
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) (m)	0.94	7-1-2041	22,075,000	22,075,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) (m)	0.90	7-1-2040	31,350,000	31,350,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) (m)	1.05	7-1-2040	23,000,000	23,000,000
California Statewide CDA Kaiser Permanente Series D (Health Revenue) ø	0.88	5-1-2033	30,000,000	30,000,000
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ø	0.88	11-1-2036	13,440,000	13,440,000
California Statewide CDA Samoa Avenue Apartments Series V (Housing Revenue)	0.95	12-1-2017	5,000,000	5,001,000
Compton CA PFA Prerefunded Bond (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2022	5,910,000	6,131,034
Eastern California Municipal Water District Series A (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.95	7-1-2035	25,000,000	25,000,000
Irvine CA Unified School District (Tax Revenue, U.S. Bank NA LOC) ø	0.85	9-1-2054	20,000,000	20,000,000
Irvine CA Water District Series A (Water & Sewer Revenue, U.S. Bank NA LOC) ø	0.85	10-1-2041	18,495,000	18,495,000
Los Angeles CA CDA Grand Central Square Series B (Tax Revenue, Ambac Insured)	4.75	12-1-2026	2,215,000	2,228,135
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) (m)	1.54	11-1-2036	14,700,000	14,700,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) (m)	1.55	11-1-2036	16,500,000	16,500,000
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.50	7-1-2018	2,240,000	2,313,741
Sacramento County CA Airport System Refunding Bond AMT Subordinate and PFC Series E (Airport Revenue, AGM Insured)	5.50	7-1-2018	2,695,000	2,775,607
San Diego County CA Regional Transportation Commission Limited Tax Series A (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.90	4-1-2038	21,730,000	21,730,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2017-013 (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.12	8-15-2051	11,140,000	11,140,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) ø144A	1.68	4-1-2047	23,445,000	23,445,000

				505,372,566

2

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado : 0.97%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.90%) (Transportation Revenue) ±	1.73%	9-1-2039	$2,750,000	$2,765,648
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3 (Health Revenue)	1.88	7-1-2039	500,000	501,170
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	3.00	12-1-2017	1,400,000	1,404,494
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	4.00	12-1-2018	1,150,000	1,182,292
Colorado HEFA Montbello Senior Housing Project Series I (Housing Revenue, FHA Insured)	1.05	8-1-2018	2,755,000	2,752,355
Colorado Springs CO Subordinate Lien Improvements Series A (Utilities Revenue, JPMorgan Chase & Company SPA) ø	0.93	11-1-2025	21,210,000	21,210,000
Denver CO City and County Airport Subordinate Series A (Airport Revenue)	5.00	11-15-2017	400,000	402,088
Denver CO City and County Airport Subordinate Series A (Airport Revenue)	5.00	11-15-2018	500,000	521,285
Denver CO City and County Airport Subordinate Series B (Airport Revenue)	5.00	11-15-2017	600,000	603,138
Denver CO City and County Airport Subordinate Series B (Airport Revenue)	5.00	11-15-2018	600,000	625,992
Denver CO City and County Airport Subordinate Series F-2 (Airport Revenue, AGC Insured) (m)	0.98	11-15-2025	7,650,000	7,650,000
Denver CO Health and Hospital Authority Refunding Bond Series A (Health Revenue) 144A	5.00	12-1-2018	1,550,000	1,613,287
Denver CO Health and Hospital Authority Refunding Bond Series A (Health Revenue) 144A	5.00	12-1-2019	1,730,000	1,854,076
Denver CO Health and Hospital Authority Refunding Bond Series A (Health Revenue) 144A	5.00	12-1-2020	1,500,000	1,645,695
Pueblo CO Urban Renewal Authority Regional Tourism Act Project (Tax Revenue)	2.75	6-1-2020	700,000	701,960
University of Colorado Hospital Authority Series C-1 (Health Revenue)	4.00	11-15-2047	6,940,000	7,301,782

				52,735,262

Connecticut : 1.70%
Connecticut HEFA Yale University Issue Series U-1 (Education Revenue)	1.00	7-1-2033	1,040,000	1,038,128
Connecticut HEFA Yale University Series A (Education Revenue)	1.30	7-1-2048	8,500,000	8,499,575
Connecticut HEFA Yale University Series X-2 (Education Revenue)	0.90	7-1-2037	24,600,000	24,602,952
Connecticut HEFAR Yale University Issue Series A (Education Revenue)	1.00	7-1-2042	15,000,000	14,961,000
Connecticut HFA Housing Mortgage Finance Program Series A (Housing Revenue)	2.40	11-15-2020	1,250,000	1,283,850
Connecticut HFA Housing Mortgage Finance Program Series F (Housing Revenue, Helaba SPA) ø	0.94	11-15-2046	15,500,000	15,500,000
Connecticut HFA Housing Mortgage Finance Program Series F (Housing Revenue)	1.55	5-15-2020	1,020,000	1,018,501
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B (Education Revenue)	4.00	11-15-2019	1,200,000	1,248,900
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B (Education Revenue)	5.00	11-15-2021	700,000	777,063
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B (Education Revenue)	5.00	11-15-2023	565,000	639,122
Connecticut Series A (SIFMA Municipal Swap +0.42%) (Miscellaneous Revenue) ±	1.36	3-1-2018	2,875,000	2,876,208
Connecticut Series A (SIFMA Municipal Swap +0.92%) (Miscellaneous Revenue) ±	1.86	5-15-2018	7,000,000	7,009,450
Connecticut Series D (SIFMA Municipal Swap +0.88%) (Miscellaneous Revenue) ±	1.82	8-15-2018	6,000,000	6,002,460
Hamden CT BAN (GO Revenue)	3.00	8-23-2018	2,250,000	2,286,653
Hartford CT Series A (GO Revenue)	4.00	12-1-2017	705,000	666,225
Hartford CT Series A (GO Revenue)	5.00	12-1-2018	510,000	459,224
New Haven CT Series A (GO Revenue)	5.25	8-1-2019	735,000	786,244

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
New Haven CT TAN (GO Revenue)	2.50%	5-15-2018	$2,000,000	$2,014,640
Waterbury CT (GO Revenue)	5.00	2-1-2018	1,215,000	1,231,427

				92,901,622

Delaware : 0.12%
New Castle County DE Series ZF2088 (GO Revenue, Morgan Stanley Bank LIQ) ø144A	0.99	10-1-2045	6,665,000	6,665,000

District of Columbia : 1.22%
District of Columbia DW&P Series B (Water & Sewer Revenue, TD Bank NA SPA) ø	0.94	10-1-2050	25,500,000	25,500,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	1.05	11-1-2042	26,800,000	26,800,000
District of Columbia University Revenue American University Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.94	10-1-2036	14,500,000	14,500,000

				66,800,000

Florida : 3.68%
Escambia County FL HFA Acts Retirement-Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	1.02	11-15-2029	1,275,000	1,275,000
Florida Department of Environmental Protection Everglades Restoration Series B (Tax Revenue, AGC Insured) ø	0.97	7-1-2027	11,810,000	11,810,000
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2017	475,000	475,095
Gainesville FL Utilities System Series A (Utilities Revenue, State Street Bank & Trust Company SPA) ø	0.95	10-1-2036	14,000,000	14,000,000
Highlands County FL Health Facilities Authority Adventist Health System Series A (Health Revenue) ø	0.94	11-15-2037	46,770,000	46,770,000
Lee County FL Solid Waste System (Resource Recovery Revenue)	2.00	10-1-2017	5,235,000	5,235,262
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2018	2,350,000	2,431,663
Lee County FL Solid Waste System (Resource Recovery Revenue)	5.00	10-1-2020	600,000	656,202
Miami FL HFFA Miami Jewish Health Systems Incorporate Project (Health Revenue)	5.00	7-1-2020	500,000	535,415
Miami-Dade County FL Aviation Series B (Airport Revenue)	5.00	10-1-2017	300,000	300,069
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) ø144A	1.14	7-1-2018	1,000,000	1,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aøø	1.17	10-13-2023	8,590,000	8,590,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aøø	1.17	3-8-2026	16,860,000	16,860,000
Miami-Dade County FL HFA Miami Children’s Hospital Project Series A (Health Revenue)	5.25	8-1-2021	705,000	768,316
Miami-Dade County FL HFA St. John Plaza Apartments (Housing Revenue)	0.95	8-1-2019	9,750,000	9,730,793
Miami-Dade County FL International Airport Series C (Airport Revenue, AGM Insured) ##	5.25	10-1-2019	16,775,000	16,779,026
Miami-Dade County FL Seaport Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.95	10-1-2050	8,000,000	8,000,000
Orange County FL Health Facilities Authority Lakeside Behavioral Healthcare Incorporated Project (Health Revenue, SunTrust Bank LOC) ø	1.05	7-1-2027	6,400,000	6,400,000
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2018	500,000	508,575
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2019	780,000	811,972
Palm Beach County FL HFA Retirement Life Communities Project (Health Revenue)	4.00	11-15-2019	2,675,000	2,809,740
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) (m)	1.26	8-1-2030	16,350,000	16,350,000

4

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0010 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.12%	10-1-2038	$13,500,000	$13,500,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) ø144A	1.29	10-1-2032	8,510,000	8,510,000
University of North Florida Financing Corporation Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2018	3,100,000	3,221,055
University of North Florida Financing Corporation Housing Project (Education Revenue, AGM Insured)	5.00	11-1-2019	3,215,000	3,448,248

				200,776,431

Georgia : 2.21%
Atlanta GA Urban Residential Finance Authority The Remington Apartments Project (Housing Revenue)	1.05	6-1-2019	10,250,000	10,241,595
Augusta GA Housing Authority Richmond Villas Apartments Project (Housing Revenue)	1.20	9-1-2019	7,000,000	6,981,310
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996 (Utilities Revenue)	2.35	10-1-2032	6,800,000	6,878,472
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008 (Utilities Revenue)	1.65	11-1-2048	1,840,000	1,801,728
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012 (Utilities Revenue)	1.85	12-1-2049	15,500,000	15,499,535
Burke County GA Development Authority Georgia Transmission Corporation (Industrial Development Revenue)	1.30	1-1-2052	16,525,000	16,558,381
Cedartown GA Housing Authority Cherokee Springs Apartments Project (Housing Revenue)	1.00	4-1-2019	5,000,000	4,996,100
DeKalb County GA Housing Authority Sterling at Candler Village Project (Housing Revenue)	1.75	1-1-2021	7,200,000	7,217,640
Gainesville-Hall County GA Development Authority Senior Living Facilities Lanier Village Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	1.02	11-15-2033	29,895,000	29,895,000
Gainesville GA Hospital Authority Series C (Health Revenue) ø	1.15	2-15-2047	4,500,000	4,500,000
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue)	2.35	10-1-2048	9,500,000	9,609,630
Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ø	1.02	8-1-2025	6,400,000	6,400,000

				120,579,391

Guam : 0.08%
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2017	850,000	850,153
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	3,750,000	3,750,525

				4,600,678

Hawaii : 0.49%
Hawaii Department of Budget and Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) (Health Revenue) ±	1.39	7-1-2039	2,925,000	2,925,000
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,023,640
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.31%) (GO Revenue) ±	1.25	9-1-2024	10,000,000	10,003,000
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	1.26	9-1-2025	9,000,000	9,002,700
Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) (GO Revenue) ±	1.26	9-1-2026	4,000,000	4,001,200

				26,955,540

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Idaho : 0.23%
Idaho Housing and Finance Association Series A (Housing Revenue, FNMA LOC) ø	1.02%	1-1-2038	$12,370,000	$12,370,000

Illinois : 9.84%
Brookfield IL Brookfield Zoo Project (Miscellaneous Revenue, Northern Trust Company LOC) ø	0.94	6-1-2038	18,730,000	18,730,000
Chicago IL (GO Revenue)	5.00	1-1-2020	1,285,000	1,359,337
Chicago IL (GO Revenue)	5.00	1-1-2021	2,000,000	2,157,920
Chicago IL Board of Education Prerefunded (GO Revenue)	5.00	12-1-2017	615,000	619,373
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2018	5,265,000	5,092,571
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	1,645,000	1,652,715
Chicago IL Board of Education Unrefunded (GO Revenue)	5.00	12-1-2017	1,070,000	1,072,793
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2019	1,925,000	1,991,316
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2018	2,760,000	2,777,747
Chicago IL Park District Refunding Bond Series B (GO Revenue)	4.00	1-1-2018	500,000	503,215
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2018	530,000	533,737
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2019	800,000	824,440
Chicago IL Refunding Bond Emergency System (GO Revenue, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,136,350
Chicago IL Refunding Bond Project Series A (GO Revenue)	4.00	1-1-2019	1,250,000	1,277,675
Chicago IL Refunding Bond Project Series B (GO Revenue)	5.00	1-1-2019	3,205,000	3,315,412
Chicago IL Refunding Bond Project Series B (GO Revenue)	5.00	1-1-2020	3,295,000	3,485,616
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,335,000	1,364,557
Chicago IL Series A (GO Revenue)	5.00	12-1-2019	1,000,000	1,059,040
Chicago IL Series A-2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	1,610,000	1,628,757
Chicago IL Series B (GO Revenue, Ambac Insured)	5.00	12-1-2018	2,540,000	2,548,484
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2018	5,350,000	5,405,480
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2017	1,340,000	1,343,940
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2018	880,000	886,890
Country Club Hills IL Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	325,000	334,549
Country Club Hills IL Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2020	340,000	362,719
Grundy Kendall & Will Counties IL Community School District #201 (GO Revenue, AGC Insured)	5.75	10-15-2019	540,000	564,872
Illinois (GO Revenue)	4.00	2-1-2018	5,550,000	5,590,349
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	13,820,955
Illinois (GO Revenue)	5.00	3-1-2018	2,000,000	2,026,360
Illinois (Tax Revenue)	5.00	6-15-2018	4,970,000	5,104,588
Illinois (Tax Revenue)	5.00	6-15-2018	2,390,000	2,454,721
Illinois (Miscellaneous Revenue)	5.00	5-1-2019	2,500,000	2,604,275
Illinois (Tax Revenue)	5.00	6-15-2019	3,050,000	3,232,543
Illinois (Miscellaneous Revenue)	5.00	8-1-2019	10,135,000	10,613,980
Illinois (GO Revenue)	5.00	1-1-2020	8,075,000	8,518,398
Illinois (GO Revenue)	5.00	2-1-2020	3,040,000	3,211,973
Illinois (GO Revenue)	5.00	2-1-2021	3,980,000	4,268,908
Illinois (GO Revenue)	5.00	11-1-2021	6,885,000	7,456,799
Illinois (GO Revenue)	5.00	1-1-2022	7,565,000	8,180,640
Illinois Development Finance Authority Evanston Northwestern Healthcare Corporation Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.95	5-1-2031	10,000,000	10,000,000
Illinois Development Finance Authority Lyric Opera Chicago Project (Miscellaneous Revenue, Northern Trust Company LOC) ø	0.93	12-1-2028	20,000,000	20,000,000
Illinois Development Finance Authority Series 2359 (Housing Revenue, Citibank NA LIQ) ø144A	1.02	7-15-2021	24,018,000	24,018,000
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue)	1.10	7-1-2036	6,485,000	6,489,021
Illinois Finance Authority Advocate Healthcare Network Series C-1 (Health Revenue, JPMorgan Chase & Company SPA) ø	0.93	11-1-2038	47,150,000	47,150,000
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series A (Health Revenue, Barclays Bank plc LOC) ø	0.95	8-15-2035	17,115,000	17,115,000
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series B (Health Revenue, Barclays Bank plc LOC) ø	0.95	8-15-2035	15,155,000	15,155,000

6

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Finance Authority OSF Healthcare System Series D (Health Revenue, JPMorgan Chase & Company LOC) ø	0.95%	11-15-2037	$12,050,000	$12,050,000
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø	0.95	11-15-2037	10,000,000	10,000,000
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	5-1-2019	500,000	519,710
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	11-1-2019	500,000	525,500
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) (Health Revenue) ±	2.22	5-1-2036	5,000,000	5,025,250
Illinois Finance Authority Series XF2243 (Health Revenue, AGC Insured, Citibank NA LIQ) ø144A	1.04	8-15-2039	16,100,000	16,100,000
Illinois Finance Authority YMCA of Metropolitan Chicago Project (Miscellaneous Revenue, BMO Harris Bank NA LOC) ø	0.93	6-1-2034	5,000,000	5,000,000
Illinois Housing Development Authority University Village Apartments Phase I & II Series A (Housing Revenue)	1.33	2-1-2020	8,250,000	8,252,805
Illinois Metropolitan Pier & Exposition Authority McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2022	7,580,000	8,141,981
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2022	2,925,000	3,182,225
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,715,000	1,758,338
Illinois Series A (Tax Revenue)	5.00	6-1-2021	1,860,000	2,005,154
Illinois Toll Highway Authority Series A-2 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.95	1-1-2031	30,200,000	30,200,000
Illinois Toll Highway Authority Series A-2A (Transportation Revenue, Bank of America NA LOC) ø	1.00	7-1-2030	22,500,000	22,500,000
Kane County IL School District #129 Aurora West Side Series B (GO Revenue)	2.00	2-1-2018	2,430,000	2,437,922
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue)	4.00	10-1-2018	2,000,000	2,055,200
Minooka IL Special Assessment Refunding & Improvement Bond (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	415,000	416,075
Minooka IL Special Assessment Refunding & Improvement Bond (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2019	561,000	579,939
Regional Transportation Authority Cook DuPage Kane Lake McHenry And Will Counties IL Refunding Bond Series B (Tax Revenue) øø	1.10	6-1-2025	38,340,000	38,340,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.07	8-15-2047	23,375,000	23,375,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0050 (Health Revenue, Deutsche Bank LIQ) ø144A	1.00	11-1-2039	31,420,000	31,420,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2017-XG0108 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.14	4-1-2046	21,365,000	21,365,000
University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	1.00	4-1-2038	9,720,000	9,720,000
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2017	500,000	500,045
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2018	500,000	506,955

				537,018,114

Indiana : 1.35%
Fort Wayne IN Cambridge Square Project (Housing Revenue)	1.20	5-1-2019	8,200,000	8,184,092
Hammond IN Local Public Improvement Bank Advance Fund Program Series A (Miscellaneous Revenue)	2.13	12-31-2017	16,913,000	16,944,120
Indiana Finance Authority Republic Services Incorporated Project Series A (Resource Recovery Revenue)	1.15	5-1-2034	4,000,000	4,000,000
Indiana HFFA Ascension Health Subordinated Credit Group Series A-3 (Health Revenue)	1.35	11-1-2027	1,000,000	999,510
Indiana HFFA Ascension Health Subordinated Credit Group Series A-5 (Health Revenue)	1.35	11-1-2027	9,000,000	8,995,590

7

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Indiana HFFA Ascension Health Subordinated Credit Group Series A-8 (Health Revenue)	1.25%	11-1-2027	$1,455,000	$1,447,871
Indiana HFFA Ascension Health Subordinated Credit Group Series A-9 (Health Revenue)	1.38	10-1-2027	5,065,000	5,069,052
Indiana HFFA Ascension Health Subordinated Credit Group Series E-7 (Health Revenue) øø	0.92	11-15-2033	15,175,000	15,175,000
Indiana Housing & Community Development Authority DBG Apartment Projects (Housing Revenue)	1.10	3-1-2018	4,380,000	4,379,518
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue)	1.75	6-1-2025	2,000,000	2,001,040
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø144A	1.29	4-15-2019	1,200,000	1,200,000
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.69	12-1-2044	5,000,000	4,999,550

				73,395,343

Iowa : 0.96%
Buchanan County IA People’s Memorial Hospital (Health Revenue)	1.50	12-1-2018	2,500,000	2,496,225
Iowa Finance Authority BAN Shenandoah Medical Center Project (Health Revenue) ##	1.75	6-1-2018	7,000,000	7,002,170
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.28	4-1-2022	24,200,000	24,200,000
Iowa Higher Education Loan Authority Central College Project Series A (Education Revenue)	2.00	12-1-2018	18,400,000	18,505,616

				52,204,011

Kansas : 0.35%
Kansas Department of Transportation Highway Libor Index Series B-4 (1 Month LIBOR +0.32%) (Tax Revenue) ±	1.15	9-1-2018	7,000,000	7,006,370
Kansas Department of Transportation Highway Libor Index Series B-5 (1 Month LIBOR +0.40%) (Tax Revenue) ±	1.23	9-1-2019	6,000,000	5,995,140
Kansas Development Finance Authority Series A (GO Revenue)	5.00	5-1-2018	5,710,000	5,841,673

				18,843,183

Kentucky : 0.55%
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	909,792
Kentucky EDFA Owensboro Health Incorporated Series A (Health Revenue)	5.00	6-1-2020	500,000	537,720
Kentucky EDFA Owensboro Health Incorporated Series A (Health Revenue)	5.00	6-1-2021	1,055,000	1,156,997
Kentucky EDFA Series B-1 (1 Month LIBOR +0.90%) (Health Revenue) ±	1.74	2-1-2046	7,000,000	6,904,520
Kentucky Housing Corporation Parkway Manor Project (Housing Revenue)	1.45	3-1-2020	4,675,000	4,677,057
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue)	1.35	11-1-2027	16,000,000	16,007,520

				30,193,606

Louisiana : 1.70%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (1 Month LIBOR +0.50%) (Water & Sewer Revenue) ±	1.37	2-1-2046	23,925,000	23,915,430
Louisiana Gas & Fuel Tax 2nd Lien Series A (1 Month LIBOR +0.47%) (Tax Revenue) ±	1.34	5-1-2043	11,200,000	11,221,280
Louisiana Housing Corporation Twin Lakes of Leesville Project (Housing Revenue)	1.00	9-1-2019	7,200,000	7,195,248
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) øø	2.20	10-1-2040	750,000	750,038
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A (Airport Revenue) øø	2.00	10-1-2040	3,750,000	3,750,000

8

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
Louisiana PFFA Department of Public Safety Project (Miscellaneous Revenue) %%	4.00%	8-1-2019	$4,320,000	$4,532,198
New Orleans LA Aviation Board Series D-1 (Airport Revenue) %%	5.00	1-1-2019	600,000	626,634
New Orleans LA Aviation Board Series D-1 (Airport Revenue) %%	5.00	1-1-2020	1,000,000	1,077,770
New Orleans LA Aviation Board Series D-2 (Airport Revenue) %%	5.00	1-1-2019	1,000,000	1,045,790
New Orleans LA Aviation Board Series D-2 (Airport Revenue) %%	5.00	1-1-2021	750,000	834,248
Shreveport LA Water & Sewer Refunding Bond Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	3,000,000	3,015,420
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	1.05	11-1-2040	35,000,000	35,000,000

				92,964,056

Maine : 0.28%
Old Town ME Georgia-Pacific Corporation Project (Resource Recovery Revenue) ø	1.17	12-1-2024	15,260,000	15,260,000

Maryland : 1.94%
Maryland CDA Adams Crossing Apartments Phase 2 (Housing Revenue)	1.15	8-1-2018	8,250,000	8,226,983
Maryland CDA Bealls Grant Series B (Housing Revenue)	1.85	7-1-2018	8,570,000	8,572,228
Maryland CDA Belnor Senior Residences Series D (Housing Revenue)	1.83	6-1-2019	6,700,000	6,693,903
Maryland CDA Chase House (Housing Revenue)	2.15	12-1-2018	17,600,000	17,633,088
Maryland CDA Hollins House (Housing Revenue)	1.27	11-1-2017	12,000,000	12,002,640
Maryland CDA Keys Pointe Phase 1B Series I (Housing Revenue)	1.60	11-1-2018	11,000,000	11,003,080
Maryland CDA St. James Terrace Apartments Series J (Housing Revenue)	1.60	4-1-2019	12,000,000	11,995,560
Maryland CDA The Brentwood Series O (Housing Revenue)	1.40	12-1-2017	7,700,000	7,700,077
Maryland CDA The Ellerslie Series 2017 (Housing Revenue)	2.00	2-1-2019	6,000,000	6,006,000
Maryland CDA Waverly View Apartments Series G (Housing Revenue)	1.15	2-1-2019	8,000,000	7,967,680
Maryland Department of Housing & Community Development Series A (Housing Revenue)	1.25	10-1-2017	7,900,000	7,900,000

				105,701,239

Massachusetts : 1.29%
Commonwealth of Massachusetts Series A (SIFMA Municipal Swap +0.47%) (Miscellaneous Revenue) ±	1.41	2-1-2019	4,070,000	4,081,600
Massachusetts Bay Transportation Authority Series A-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.98	3-1-2030	2,000,000	2,000,000
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) (m)	0.79	7-1-2042	8,220,000	8,220,000
Massachusetts HEFA Partners Healthcare Series P-1 (Health Revenue, JPMorgan Chase & Company SPA) ø	0.91	7-1-2027	15,000,000	15,000,000
Massachusetts HFA Binnall House Project Series A (Housing Revenue)	1.50	8-1-2018	4,625,000	4,626,388
Massachusetts HFA Highland Glen Project Series A (Housing Revenue)	1.22	8-1-2019	13,150,000	13,121,202
Massachusetts HFA Series 187 (Housing Revenue, FNMA Insured)	1.50	12-1-2047	1,550,000	1,549,566
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) ø144A	1.19	7-1-2033	14,000,000	14,000,000
University of Massachusetts Building Authority Project Senior Series 1 (Education Revenue, Barclays Bank plc SPA) ø	0.94	5-1-2038	7,775,000	7,775,000

				70,373,756

Michigan : 2.45%
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2017	4,955,000	4,973,631
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,515,000	1,604,840
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	225,594

9

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2018	$4,650,000	$4,756,857
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	855,000	875,058
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	20,563,400
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	17,992,975
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,230,000	4,343,618
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2 (Health Revenue)	1.50	11-1-2027	1,855,000	1,853,442
Michigan Hospital Finance Authority Ascension Health Group Project Series E-1 (Health Revenue)	1.10	11-15-2046	4,250,000	4,238,398
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue)	1.87	11-1-2027	6,510,000	6,533,436
Michigan Hospital Finance Authority Ascension Health Series F-3 (Health Revenue)	1.40	11-15-2047	9,250,000	9,265,170
Michigan Hospital Finance Authority Unrefunded (Health Revenue)	0.95	11-15-2033	1,935,000	1,934,710
Michigan Housing Development Authority Cranbrook Tower Apartments Project (Housing Revenue, FHA Insured)	1.45	7-1-2018	10,000,000	10,001,200
Michigan Housing Development Authority Series C (Housing Revenue, Barclays Bank plc SPA) ø	1.00	12-1-2035	6,980,000	6,980,000
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13	7-1-2045	23,500,000	23,866,130
Michigan Strategic Fund Waste Management Incorporated Project (Resource Recovery Revenue)	1.45	8-1-2027	4,500,000	4,499,145
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,058,826
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	767,265
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,000,000	1,058,640
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	6,020,000	6,158,340

				133,550,675

Minnesota : 1.05%
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	3.00	1-1-2019	650,000	658,658
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	3.00	1-1-2020	670,000	683,949
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	4.00	1-1-2021	695,000	732,732
Apple Valley MN Senior Living LLC Project Series B (Health Revenue)	4.00	1-1-2022	720,000	764,820
Eden Prairie MN MFHR Prairie Meadows Townhomes Project Series 2017 (Housing Revenue)	1.20	2-1-2020	3,000,000	3,000,060
Hennepin County MN Series C (GO Revenue, U.S. Bank NA SPA) ø	0.93	12-1-2033	1,500,000	1,500,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA)	0.93	8-15-2037	11,710,000	11,710,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.93	8-15-2037	7,270,000	7,270,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.93	8-15-2034	13,000,000	13,000,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) (m)(n)	1.17	11-15-2017	3,400,000	3,383,000
Minneapolis & St. Paul MN Housing & RDA Union Flats Apartments Project Series B (Housing Revenue)	2.75	2-1-2022	4,500,000	4,492,935
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	2,400,000	2,399,496
Minnesota HCFR Maple Grove Hospital Corporation (Health Revenue)	4.00	5-1-2020	500,000	530,395
Minnesota HCFR Maple Grove Hospital Corporation (Health Revenue)	4.00	5-1-2021	500,000	539,630
Minnesota HCFR Maple Grove Hospital Corporation (Health Revenue)	4.00	5-1-2022	500,000	545,555
Minnesota HCFR Maple Grove Hospital Corporation (Health Revenue)	5.00	5-1-2023	500,000	576,090
Minnesota HFA Series C (Housing Revenue)	1.60	8-1-2018	2,210,000	2,213,381

10

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Todd County MN United Hospital District BAN Lakewood Health System Series A (Health Revenue)	1.30%	12-1-2018	$3,000,000	$3,000,390

				57,001,091

Mississippi : 0.67%
Mississippi Business Finance Corporation Coast Electric Power Association (Utilities Revenue, National Rural Utilities Cooperative Finance SPA)	1.15	5-1-2037	3,478,000	3,478,139
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2017	565,000	565,119
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2018	595,000	615,962
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 (Health Revenue) 144A	1.40	9-1-2022	1,850,000	1,849,593
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	1.17	2-1-2022	30,000,000	30,000,000

				36,508,813

Missouri : 0.95%
Cape Girardeau County MO IDA South Eastern Health Series A (Health Revenue)	5.00	3-1-2019	615,000	643,745
Independence MO IDA Heritage House Apartments Project (Housing Revenue)	1.50	12-1-2018	8,700,000	8,711,484
Missouri HEFA Lutheran Senior Services (Health Revenue, Bank of America NA LOC) ø	0.99	2-1-2031	16,890,000	16,890,000
St. Louis MO Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.12	7-1-2026	10,985,000	10,985,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF1015 (Health Revenue, Deutsche Bank LIQ) ø144A	1.02	11-15-2048	14,805,000	14,805,000

				52,035,229

Nebraska : 0.21%
Nebraska Central Plains Energy Project Series B (3 Month LIBOR +0.50%) (Utilities Revenue) ±	1.38	12-1-2017	1,745,000	1,745,140
Nebraska Public Power Generation Agency Whelan Energy Center Series A (Utilities Revenue)	5.00	1-1-2018	2,050,000	2,070,152
Tender Option Bond Trust Receipts/Certificates Floaters Series XM0184 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	1.15	10-1-2033	7,500,000	7,500,000

				11,315,292

Nevada : 0.84%
Carson City NV Regional Medical Center Project (Health Revenue, U.S. Bank NA LOC) ø	0.95	9-1-2035	4,540,000	4,540,000
Clark County NV Department of Aviation Subordinate Lien Series D-3 (Airport Revenue, Bank of America NA LOC) ø	0.93	7-1-2029	18,565,000	18,565,000
Clark County NV Las Vegas McCarran International Airport Series 2010-F-2 (Airport Revenue, Union Bank NA LOC) ø	0.93	7-1-2022	21,100,000	21,100,000
Clark County NV School District (GO Revenue)	5.00	6-15-2018	1,000,000	1,008,700
Washoe County NV Sierra Pacific Power Company Project Series A (Utilities Revenue)	1.50	8-1-2031	850,000	845,725

				46,059,425

New Jersey : 4.20%
Beach Haven NJ BAN (GO Revenue)	2.00	5-11-2018	6,152,500	6,159,083
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	4.00	6-1-2018	650,000	661,564

11

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Flemington NJ BAN (GO Revenue)	2.25%	1-16-2018	$3,900,000	$3,911,232
Middlesex County NJ BAN (GO Revenue)	2.00	10-26-2017	4,000,000	4,002,520
Monmouth County NJ BAN (GO Revenue)	2.25	4-27-2018	4,775,000	4,798,207
New Jersey Building Authority Unrefunded Series A (Miscellaneous Revenue)	5.00	6-15-2018	910,000	932,104
New Jersey Building Authority Unrefunded Series A (Miscellaneous Revenue)	5.00	6-15-2019	660,000	694,835
New Jersey EDA Cigarette Tax Refunding Bond (Tobacco Revenue)	5.00	6-15-2018	6,000,000	6,133,380
New Jersey EDA Hamilton Continuing Care Center Series A (Health Revenue)	6.65	11-1-2037	3,900,000	3,959,085
New Jersey EDA Prerefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	7,785,000	7,854,520
New Jersey EDA Refunding Bond Transportation Project Sub Lease Series A (Transportation Revenue)	5.00	5-1-2018	5,170,000	5,275,003
New Jersey EDA School Facilities Construction Notes Series BBB (Miscellaneous Revenue)	5.00	6-15-2021	5,000,000	5,484,350
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	2,285,000	2,376,057
New Jersey EDA School Facilities Construction Notes Series DDD (Miscellaneous Revenue) %%	5.00	6-15-2022	1,000,000	1,108,020
New Jersey EDA School Facilities Construction Notes Series PP (Miscellaneous Revenue)	5.00	6-15-2019	12,710,000	13,380,834
New Jersey EDA School Facilities Construction Notes Series XX (Miscellaneous Revenue)	5.00	6-15-2019	15,000,000	15,791,700
New Jersey EDA Transportation Project Series B (Miscellaneous Revenue)	5.00	11-1-2018	3,500,000	3,626,595
New Jersey EDA Transportation Project Series B (Miscellaneous Revenue)	5.00	11-1-2019	5,000,000	5,313,000
New Jersey EDA Transportation Project Series B (Miscellaneous Revenue)	5.00	11-1-2020	10,000,000	10,872,100
New Jersey EDA Unrefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	315,000	317,807
New Jersey HEFAR Student Loan Assistance Series 1 (Education Revenue)	5.00	12-1-2017	600,000	603,870
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	3.00	7-1-2018	1,000,000	1,011,360
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2019	1,200,000	1,247,940
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	4.00	7-1-2020	1,965,000	2,076,317
New Jersey HFFA St. Joseph’s Healthcare System Group (Health Revenue)	5.00	7-1-2021	1,000,000	1,104,550
New Jersey Higher Education Assistance Authority Refunding Bond Series 1A (Education Revenue)	5.00	12-1-2017	1,740,000	1,751,554
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	5.00	12-1-2017	2,000,000	2,012,900
New Jersey Housing and Mortgage Finance Agency Series A (Housing Revenue)	1.35	11-1-2018	1,715,000	1,715,360
New Jersey Housing and Mortgage Finance Agency Series A (Housing Revenue)	1.50	11-1-2019	600,000	601,476
New Jersey Housing and Mortgage Finance Agency Series A (Housing Revenue)	1.75	11-1-2020	8,255,000	8,295,367
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.05	5-1-2018	1,900,000	1,898,955
New Jersey Housing and Mortgage Finance Agency Series F (Housing Revenue)	0.95	3-1-2018	8,450,000	8,449,578
New Jersey Housing and Mortgage Finance Agency Series FF (Housing Revenue)	1.10	12-1-2017	6,000,000	6,000,240
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2019	4,405,000	4,695,025
New Jersey TTFA Series A-1 (Transportation Revenue)	5.00	6-15-2019	5,400,000	5,688,522
New Jersey TTFA Series AA (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,727,008
New Jersey TTFA Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2017	3,860,000	3,896,052
New Jersey TTFA Series B-1 (Transportation Revenue)	5.00	12-15-2017	2,275,000	2,293,223
New Jersey TTFA Series DC-8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	1.17	12-15-2022	10,000,000	10,000,000

12

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) (Transportation Revenue) ±%%	1.00%	1-1-2028	$26,000,000	$26,001,820
Paulsboro NJ BAN Series A (GO Revenue)	2.25	4-12-2018	1,517,000	1,523,614
Salem County NJ BAN (GO Revenue)	2.25	6-21-2018	3,920,000	3,943,794
Southampton NJ Board of Education Series A (GO Revenue)	2.25	6-28-2018	3,014,000	3,033,470
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0047 (Health Revenue, AGC Insured, Deutsche Bank LIQ) ø144A	1.28	7-1-2038	24,431,373	24,431,373
West Deptford NJ BAN (GO Revenue)	2.25	4-12-2018	2,495,415	2,509,938

				229,165,302

New Mexico : 0.96%
New Mexico Mortgage Finance Authority South Shiprock Homes Project (Housing Revenue)	1.35	6-1-2020	1,400,000	1,398,726
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.58	11-1-2039	41,155,000	41,115,903
New Mexico Municipal Energy Acquisition Authority Subordinate Series A (Utilities Revenue, Royal Bank of Canada SPA)	5.00	11-1-2039	9,190,000	9,771,084

				52,285,713

New York : 18.13%
Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,525,800
Broome County NY Chenango Forks Central School District BAN (GO Revenue)	2.25	6-20-2018	17,858,484	17,994,030
Cayuga County NY Jordan-Elbridge Central School District BAN (GO Revenue)	2.25	6-28-2018	5,075,000	5,113,469
Chautauqua County NY Cassadaga Valley Central School District BAN Series A (GO Revenue)	2.25	7-17-2018	4,000,000	4,030,400
Chautauqua County NY Randolph Central School District BAN (GO Revenue)	2.25	6-20-2018	4,250,000	4,282,895
Franklin County NY Tupper Lake Central School District BAN (GO Revenue)	2.25	6-21-2018	4,085,000	4,116,128
Hornell Steuben County NY School District BAN (GO Revenue)	2.00	6-22-2018	11,330,000	11,388,689
Island Park NY BAN (GO Revenue)	2.50	6-6-2018	2,950,000	2,971,594
Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.88%) (Utilities Revenue) ±	1.75	5-1-2033	10,000,000	10,033,200
Nassau County NY Interim Finance Authority Series B (Tax Revenue, Sumitomo Mitsui Banking SPA) ø	0.96	11-15-2021	9,600,000	9,600,000
Nassau NY Health Care Corporation RAN (Health Revenue)	2.75	1-16-2018	15,260,000	15,299,218
New York Dormitory Authority Orange Regional Medical Center (Health Revenue) 144A	4.00	12-1-2018	1,400,000	1,433,978
New York Dormitory Authority Orange Regional Medical Center (Health Revenue) 144A	4.00	12-1-2019	1,500,000	1,561,965
New York Dormitory Authority Orange Regional Medical Center (Health Revenue) 144A	4.00	12-1-2020	1,000,000	1,054,780
New York Dormitory Authority University of Rochester Series A-1 (Education Revenue, Barclays Bank plc LOC) ø	0.95	7-1-2027	12,785,000	12,785,000
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) (m)	1.05	10-1-2028	1,300,000	1,300,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	1.01	11-1-2049	10,100,000	10,100,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC) ø	1.03	11-1-2049	7,000,000	7,000,000
New York Housing Finance Agency Tribeca Green Housing Project Series A (Housing Revenue, Landesbank Hessen-Thüringen LOC) ø	1.00	11-1-2036	13,000,000	13,000,000
New York Metropolitan Transportation Authority Refunding Bond Subordinate Series B-3A (SIFMA Municipal Swap +0.37%) (Tax Revenue) ±	1.31	11-1-2028	3,000,000	2,999,520
New York Metropolitan Transportation Authority Series A-2 (Transportation Revenue)	3.00	10-2-2017	4,500,000	4,500,810

13

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Metropolitan Transportation Authority Series D-1 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	0.98%	11-1-2035	$21,900,000	$21,900,000
New York Metropolitan Transportation Authority Series D-2 (SIFMA Municipal Swap +0.36%) (Transportation Revenue) ±	1.30	11-15-2044	6,100,000	6,100,427
New York Metropolitan Transportation Authority Subordinate Series A-3 (SIFMA Municipal Swap +0.50%) (Transportation Revenue) ±	1.44	11-15-2042	10,000,000	9,984,700
New York Metropolitan Transportation Authority Subordinate Series D-2 (Transportation Revenue, Landesbank Hessen-Thüringen LOC) ø	0.91	11-1-2035	19,410,000	19,410,000
New York Metropolitan Transportation Authority Subordinate Series E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.95	11-15-2050	29,000,000	29,000,000
New York NY Adjusted Fiscal 2006 Subordinate Series F-3 (GO Revenue, Sumitomo Mitsui Banking LOC) ø	0.91	9-1-2035	15,700,000	15,700,000
New York NY Adjusted Fiscal 2008 Subordinate Series A-3 (GO Revenue, AGM Insured) (m)	1.35	8-1-2026	3,600,000	3,600,000
New York NY Adjusted Fiscal 2008 Subordinate Series C-4 (GO Revenue, AGC Insured) (m)	1.06	10-1-2027	55,000,000	55,000,000
New York NY Adjusted Fiscal 2008 Subordinate Series F-3 (GO Revenue, Landesbank Hessen-Thüringen LOC) ø	0.97	8-1-2024	46,100,000	46,100,000
New York NY Adjusted Fiscal 2014 Subordinate Series D-3 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.97	8-1-2038	30,000,000	30,000,000
New York NY Adjusted Fiscal 2015 Subordinate Series F-6 (GO Revenue, JPMorgan Chase & Company SPA) ø	0.97	6-1-2044	32,200,000	32,200,000
New York NY Adjusted Fiscal 2017 Subordinate Series A-4 (GO Revenue, Citibank NA LOC) ø	0.95	8-1-2044	30,000,000	30,000,000
New York NY Adjusted Fiscal 2017 Subordinate Series A-5 (GO Revenue, Landesbank Hessen-Thüringen SPA) ø	0.97	8-1-2044	51,400,000	51,400,000
New York NY Housing Development Corporation Series I-2-B (Housing Revenue)	1.85	5-1-2021	16,050,000	16,154,165
New York NY IDA 123 Washington LLC Project (Industrial Development Revenue, Bank of China LOC) ø	0.95	10-1-2042	15,000,000	15,000,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2006 Subordinate Series AA (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.03	6-15-2032	23,950,000	23,950,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2006 Subordinate Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	1.10	6-15-2032	23,575,000	23,575,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Subordinate Series AA-2 (Water & Sewer Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.95	6-15-2046	27,215,000	27,215,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2014 Subordinate Series AA (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.97	6-15-2050	9,900,000	9,900,000
New York NY Municipal Water Finance Authority Adjusted Fiscal 2017 Subordinate Series BB (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	0.95	6-15-2049	26,000,000	26,000,000
New York NY Municipal Water Finance Authority Fiscal 2007 Series CC-1 (Water & Sewer Revenue, Sumitomo Mitsui Banking SPA) ø	0.94	6-15-2038	28,505,000	28,505,000
New York NY Municipal Water Finance Authority Fiscal 2009 Subordinate Series BB-1 (Water & Sewer Revenue, Landesbank Hessen-Thüringen SPA) ø	0.96	6-15-2039	12,585,000	12,585,000
New York NY Municipal Water Finance Authority Fiscal 2010 Series CC (Water & Sewer Revenue, Barclays Bank plc SPA) ø	0.95	6-15-2041	1,500,000	1,500,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB (Water & Sewer Revenue, Mizuho Bank Limited SPA) ø	0.96	6-15-2049	27,800,000	27,800,000
New York NY Series A-6 (SIFMA Municipal Swap +0.50%) (GO Revenue) ±	1.44	8-1-2031	39,950,000	39,929,226
New York NY Series J Subordinate Series J-2 (GO Revenue, AGM Insured) (m)	1.03	6-1-2036	23,975,000	23,975,000
New York NY Series J Subordinate Series J-3 (GO Revenue, AGM Insured) (m)	1.06	6-1-2036	33,225,000	33,225,000
New York NY Series J-4 (SIFMA Municipal Swap +0.55%) (GO Revenue) ±	1.49	8-1-2025	10,880,000	10,880,000
New York NY Subordinate Series B-3 (GO Revenue, Citibank NA LOC) ø	0.95	4-1-2042	23,325,000	23,325,000

14

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Subordinate Series C-4 (GO Revenue, AGM Insured) (m)	0.94%	1-1-2032	$1,025,000	$1,025,000
New York NY Subordinate Series F-5 (GO Revenue, Barclays Bank plc LIQ) ø	0.94	6-1-2044	9,000,000	9,000,000
New York NY Subordinate Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	1.03	3-1-2034	14,935,000	14,935,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2007 Series A (Tax Revenue, Dexia Credit Local SPA) ø	1.03	8-1-2022	7,400,000	7,400,000
New York NY Transitional Finance Authority NYC Recovery Series 3 Subordinate Series 3D (Tax Revenue, Dexia Credit Local SPA) ø	1.15	11-1-2022	29,360,000	29,360,000
New York NY Transitional Finance Authority Subordinate Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	1.03	8-1-2023	8,600,000	8,600,000
New York NY Transitional Finance Authority Subordinate Series A-6 (Tax Revenue, State Street Bank & Trust Company SPA) ø	0.94	8-1-2039	10,000,000	10,000,000
New York Thruway Authority Series II (Transportation Revenue, National Insured)	5.00	1-1-2020	8,940,000	9,029,936
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2018	11,000,000	11,282,590
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	2.25	6-22-2018	4,000,000	4,031,760
Onondaga County NY West Genesee Central School District BAN Series A (GO Revenue)	2.25	7-6-2018	3,515,305	3,542,689
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	2,000,000	2,020,800
Oyster Bay NY BAN Series B (GO Revenue)	3.50	2-2-2018	2,250,000	2,263,613
Oyster Bay NY Public Improvement Series A (GO Revenue, AGM Insured)	3.00	3-1-2018	4,235,000	4,267,101
Oyster Bay NY Public Improvement Series C (GO Revenue)	2.50	6-1-2018	2,750,000	2,760,918
Oyster Bay NY RAN (GO Revenue)	2.50	2-23-2018	3,200,000	3,210,976
Suffolk County NY Amityville Union Free School District BAN (GO Revenue)	2.25	6-22-2018	2,110,000	2,126,437
Suffolk County NY Public Improvement Serial Bonds Series B (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	10-15-2019	880,000	895,189
Tonawanda Erie County NY BAN (GO Revenue)	2.25	6-7-2018	5,817,000	5,856,730
Ulster County NY Ellenville Central School District BAN (GO Revenue)	2.25	6-29-2018	10,350,000	10,427,211
Wayne County NY Sodus Central School District BAN (GO Revenue)	2.25	6-19-2018	5,500,000	5,542,405
Yonkers NY Series D (GO Revenue)	4.00	8-1-2018	3,135,000	3,210,271
Yonkers NY Series E (GO Revenue)	4.00	9-1-2018	1,225,000	1,257,267

				989,050,887

North Carolina : 0.96%
Charlotte-Mecklenburg NC Hospital Authority Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.94	1-15-2038	8,500,000	8,500,000
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue)	1.15	6-1-2038	12,500,000	12,500,000
North Carolina HFA Weaver Investment Company Rural Development Portfolio Series A (Housing Revenue) øø	1.50	12-1-2018	12,800,000	12,810,880
North Carolina Medical Care Commission FirstHealth of the Carolinas Series A (Health Revenue, Branch Banking & Trust SPA) ø	0.96	10-1-2028	13,570,000	13,570,000
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.96	11-1-2034	5,000,000	5,000,000

				52,380,880

North Dakota : 0.02%
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,100,088

Ohio : 2.63%
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	25,000,000	25,009,500

15

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Cuyahoga County OH Metropolitan Housing Authority Carver Park Phase I Project (Housing Revenue)	1.00%	9-1-2019	$7,000,000	$6,984,530
Franklin County OH Poindexter Phase IIA Project (Housing Revenue)	1.10	12-1-2018	3,000,000	3,000,030
Franklin County OH Sawyer and Trevitt Project (Housing Revenue)	1.30	6-1-2020	4,000,000	3,996,360
Lancaster OH Port Authority (1 Month LIBOR +0.55%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.38	8-1-2018	4,000,000	4,006,560
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.55	5-1-2038	9,585,000	9,535,446
Mahoning County OH (GO Revenue)	1.25	1-24-2018	1,480,000	1,480,903
Mahoning County OH (GO Revenue)	2.00	9-24-2018	3,960,000	3,991,720
Newark OH BAN (GO Revenue)	2.25	5-8-2018	2,700,000	2,710,908
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue)	3.95	11-1-2032	450,000	205,875
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	3.75	12-1-2023	17,635,000	8,068,013
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	5.70	8-1-2020	10,290,000	4,707,675
Ohio American Municipal Power Incorporated (Utilities Revenue)	2.25	3-27-2018	3,968,486	3,985,273
Ohio Higher Educational Facility John Carroll University Project (Education Revenue)	2.25	9-1-2033	1,200,000	1,209,264
Ohio Housing Finance Agency Northland Village Apartments Project (Housing Revenue)	1.00	5-1-2019	14,000,000	13,999,440
Ohio University Hospital Health System Series B (Health Revenue) ø	1.01	1-15-2033	24,520,000	24,520,000
Ohio University Hospital Health System Series B (Health Revenue) ø	1.01	1-15-2045	13,000,000	13,000,000
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue)	3.75	7-1-2033	1,000,000	457,500
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series B (Water & Sewer Revenue)	4.00	12-1-2033	9,575,000	4,380,563
Ohio Water Development Authority Pollution Control Series C (Industrial Development Revenue)	4.00	6-1-2033	3,290,000	1,505,175
Springboro OH BAN (GO Revenue)	2.00	1-26-2018	5,050,000	5,061,514
Warrensville Heights OH Certificate of Participation (Miscellaneous Revenue)	3.13	12-13-2017	1,500,000	1,503,825

				143,320,074

Oklahoma : 0.31%
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2018	1,000,000	1,008,000
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2019	1,505,000	1,543,152
Oklahoma Capitol Improvement Authority Higher Education Projects Series A (Miscellaneous Revenue)	5.00	7-1-2018	2,225,000	2,291,105
Oklahoma County OK Independent School District (GO Revenue)	1.75	7-1-2019	1,110,000	1,114,784
Oklahoma County OK Independent School District (GO Revenue)	1.75	7-1-2020	1,215,000	1,219,070
Oklahoma HFA Savanna Landing Apartments (Housing Revenue)	0.85	7-1-2019	2,500,000	2,494,650
Oklahoma Independent School District Certificates of Participation (GO Revenue)	1.30	6-29-2018	7,430,000	7,421,158

				17,091,919

Oregon : 0.42%
Oregon Facilities Authority Peace Health Hospitals Series A (Health Revenue, U.S. Bank NA LOC) ø	0.91	8-1-2034	12,500,000	12,500,000
Oregon Facilities Authority Providence Health & Services Series C (SIFMA Municipal Swap +0.88%) (Health Revenue) ±	1.82	10-1-2020	10,585,000	10,584,894

				23,084,894

Other : 0.18%
Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Miscellaneous Revenue, Rabobank LOC) 144A±	1.99	12-31-2019	9,600,000	9,598,368

16

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania : 4.35%
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue)	4.25%	10-1-2047	$5,000,000	$4,912,200
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series B (Industrial Development Revenue)	3.50	12-1-2035	3,025,000	1,383,938
Bethlehem PA Area School District Authority (1 Month LIBOR +0.43%) (Miscellaneous Revenue) ±	1.30	1-1-2030	8,105,000	8,105,567
Coastesville PA RAN (GO Revenue)	3.00	11-15-2017	2,400,000	2,405,088
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 (Education Revenue) ø	2.00	5-1-2044	1,500,000	1,498,380
Emmaus PA General Authority Subordinate Series A-13 (Miscellaneous Revenue, U.S. Bank NA LOC) ø	0.95	3-1-2024	8,400,000	8,400,000
Geisinger PA Health System Authority Series B (Health Revenue, U.S. Bank NA SPA) ø	0.92	6-1-2041	21,250,000	21,250,000
Indiana County PA IDA Residential Revival Indiana Student Housing Project at University of Pennsylvania Series A (Housing Revenue)	1.55	4-1-2019	10,000,000	10,010,400
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue)	1.85	11-1-2035	2,000,000	2,000,240
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project (Health Revenue) %%	2.00	12-1-2018	570,000	574,064
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project (Health Revenue) %%	2.00	12-1-2019	735,000	741,196
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project (Health Revenue) %%	2.00	12-1-2020	650,000	653,965
Montgomery County PA Higher Education and Health Authority Presbytery Homes Incorporated Project (Health Revenue) %%	3.00	12-1-2021	715,000	743,364
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.50	10-1-2030	3,000,000	2,994,930
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue)	2.60	3-1-2034	5,000,000	5,040,200
North Pennsylvania Water Authority (1 Month LIBOR +0.35%) (Water & Sewer Revenue) ±	1.18	11-1-2018	700,000	697,956
North Pennsylvania Water Authority (1 Month LIBOR +0.41%) (Water & Sewer Revenue) ±	1.24	11-1-2019	1,000,000	993,760
North Pennsylvania Water Authority (1 Month LIBOR +0.50%) (Water & Sewer Revenue) ±	1.33	11-1-2024	5,000,000	4,978,050
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	10-1-2017	1,000,000	1,000,120
Pennsylvania (GO Revenue)	5.00	1-15-2020	16,430,000	17,794,676
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) øø	1.30	6-1-2044	16,000,000	16,000,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) øø	1.18	8-1-2045	15,000,000	15,000,000
Pennsylvania HEFA Association of Independent Colleges and Universities of Pennsylvania Financing Program Series T-2 (Education Revenue) ø	1.50	5-1-2030	2,215,000	2,215,377
Pennsylvania HEFA Association of Independent Colleges and Universities of Pennsylvania Financing Program Series T-3 (Education Revenue) ø	2.25	5-1-2033	5,000,000	5,017,100
Pennsylvania HEFA Association of Independent Colleges and Universities of Pennsylvania Financing Program Series T-4 (Education Revenue)	1.35	5-1-2034	2,500,000	2,501,175
Pennsylvania HEFA Independent Colleges Series I4 (Education Revenue)	1.50	11-1-2031	5,800,000	5,799,652
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	4.00	3-1-2020	735,000	771,368
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	5.00	3-1-2021	500,000	548,740
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Messiah College Project Series I-3 (Education Revenue) øø	1.20	11-1-2031	130,000	130,000

17

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1 (Education Revenue)	1.25%	11-1-2041	$1,500,000	$1,500,030
Pennsylvania HEFAR Thomas Jefferson University Series B (Education Revenue) ø	1.18	9-1-2045	12,075,000	12,075,000
Pennsylvania HFA Courtyard Preservation Project (Housing Revenue)	1.85	12-1-2019	17,145,000	17,222,495
Pennsylvania Turnpike Commission Series A-2 (1 Month LIBOR +0.70%) (Transportation Revenue) ±	1.57	12-1-2018	5,000,000	5,012,650
Pennsylvania Turnpike Commission Series B-1 (SIFMA Municipal Swap +0.60%) (Transportation Revenue) ±	1.54	12-1-2018	19,000,000	19,030,400
Philadelphia PA Authority For Industrial Development Thomas Jefferson University Series B (Education Revenue) ø	1.18	9-1-2050	12,565,000	12,565,000
Philadelphia PA Gas Works (Utilities Revenue, Ambac Insured)	5.00	10-1-2017	2,685,000	2,685,644
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	1,880,000	1,935,103
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2019	1,250,000	1,324,238
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2019	1,000,000	1,059,390
Quakertown PA Health Facilities Authority Series A (Health Revenue)	3.13	7-1-2021	3,250,000	3,248,765
Scranton PA RAN (Tax Revenue)	2.50	12-15-2017	545,000	545,311
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2019	500,000	524,155
Scranton PA School District Series A (GO Revenue)	5.00	6-1-2020	635,000	681,476
Scranton PA School District Series B (GO Revenue)	4.00	6-1-2018	500,000	507,235
Scranton PA School District Series B (GO Revenue)	5.00	6-1-2020	540,000	579,523
Sctanton PA (GO Revenue)	5.00	9-1-2018	1,000,000	1,022,170
Sctanton PA (GO Revenue)	5.00	9-1-2019	2,100,000	2,191,035
University Area Joint Authority Pennsylvania Refunding Bond (SIFMA Municipal Swap +0.40%) (Water & Sewer Revenue) ±	1.34	11-1-2028	4,800,000	4,799,952
Upper Darby PA School District (GO Revenue)	4.00	5-1-2018	700,000	712,173
Warwick PA School District (GO Revenue)	4.00	2-15-2018	1,250,000	1,263,688
Warwick PA School District (GO Revenue)	4.00	2-15-2019	1,025,000	1,064,124
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,687,010

				237,398,073

Rhode Island : 0.18%
Providence RI Redevelopment Agency Public Safety Building Project Series A (Miscellaneous Revenue)	4.00	4-1-2018	3,025,000	3,062,934
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2018	1,535,000	1,550,964
Rhode Island Housing and Mortgage Finance Corporation Series 66-B (SIFMA Municipal Swap +0.70%) (Housing Revenue) ±	1.64	10-1-2045	4,400,000	4,397,932
Rhode Island Student Loan Authority AMT Program Senior Series A (Education Revenue)	5.00	12-1-2019	750,000	800,520

				9,812,350

South Carolina : 1.03%
Berkeley County SC IDA Nucor Corporation Project (Industrial Development Revenue) ø	1.10	4-1-2030	5,000,000	5,000,000
Columbia SC Waterworks (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.95	2-1-2038	8,075,000	8,075,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	501,210
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	85,000	86,911
Piedmont SC Municipal Power Agency Prerefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	1,580,000	1,597,443
Piedmont SC Municipal Power Agency Unrefunded Bond Series A-3 (Utilities Revenue)	5.25	1-1-2019	4,140,000	4,185,043
South Carolina HFA West Greenville Project (Housing Revenue)	1.00	4-1-2019	7,600,000	7,594,072
South Carolina Housing Finance and Development Authority Spartanburg 7 Project Series A (Housing Revenue)	1.25	1-1-2019	6,500,000	6,500,260
South Carolina Housing Finance and Development Authority Waters at Longcreek (Housing Revenue)	1.60	12-1-2019	9,075,000	9,085,890

18

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)
York County SC National Rural Utilities Cooperative Finance Corporation (Utilities Revenue)	0.95%	10-2-2017	$13,500,000	$13,500,000

				56,125,829

Tennessee : 2.04%
Hamilton County TN Industrial Development Board Jaycee Tower Apartments Project (Housing Revenue)	1.37	7-1-2020	5,500,000	5,501,320
Knoxville TN Industrial Development Board Collateralized Housing Golden Age Retirement Village Project (Housing Revenue, GNMA Insured)	0.85	12-1-2017	5,900,000	5,899,764
Memphis TN HEFA Ashland Lakes II Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC) ø	0.99	5-1-2043	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board (Resource Recovery Revenue)	1.45	8-1-2031	6,500,000	6,498,765
Nashville TN HEFA The Paddock at Grandview Apartments Project (Housing Revenue)	0.95	5-1-2018	16,500,000	16,481,355
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.96	6-1-2042	3,930,000	3,930,000
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.94	6-1-2042	61,285,000	61,285,000

				111,096,204

Texas : 10.29%
Alamo TX Community College District (Education Revenue)	3.00	11-1-2046	4,090,000	4,220,471
Austin TX Affordable Housing Public Facility Corporation Pathways at Georgian Manor (Housing Revenue)	1.15	11-1-2019	14,040,000	14,038,736
Dallas TX Independent High School District (GO Revenue)	1.50	2-15-2034	4,375,000	4,386,900
Del Rio TX Housing Facility Corporation (Housing Revenue)	1.35	6-1-2021	2,500,000	2,499,775
Denton TX Independent School District Series A (GO Revenue, Bank of America NA SPA) ø	0.95	8-1-2035	1,200,000	1,200,000
Donna TX International Toll Bridge (Transportation Revenue)	6.25	2-15-2037	21,350,000	22,045,797
El Paso TX Public Facilities Corporation Rental Assistance Demonstration Program (Housing Revenue)	1.00	10-1-2018	9,600,000	9,600,096
Galveston TX Dickinson Independent High School District (GO Revenue)	1.35	8-1-2037	4,000,000	3,997,200
Goose Creek TX Independent School District Series B (GO Revenue)	1.18	2-15-2035	10,000,000	9,973,200
Grapevine-Colleyville TX Independent School District Series B (GO Revenue)	2.00	8-1-2036	8,500,000	8,642,120
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Health Systems Series C (Health Revenue) ø	0.93	6-1-2046	31,645,000	31,645,000
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Health Systems Series D (Health Revenue) ø	0.96	12-1-2043	16,700,000	16,700,000
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2 (GO Revenue)	1.40	2-15-2040	5,200,000	5,178,004
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3 (GO Revenue)	1.40	2-15-2044	10,750,000	10,704,528
Harris County TX Cypress-Fairbanks Independent High School Series B-1 (GO Revenue)	0.90	2-15-2040	12,180,000	12,137,857
Harris County TX Health Facilities Development Corporation Series A-3 (Health Revenue, AGM Insured) (m)	1.17	7-1-2031	450,000	450,000
Houston TX Independent School District (GO Revenue)	1.45	6-1-2029	20,000,000	19,983,200
Houston TX Independent School District Series 1A (GO Revenue)	3.00	6-1-2039	5,580,000	5,646,179
Matagorda County TX Navigation District Central Power and Light Company Project (Industrial Development Revenue)	1.75	5-1-2030	6,500,000	6,480,890
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	7,000,000	7,001,890
Midlothian TX Independent School District Series B (GO Revenue)	2.50	8-1-2052	6,500,000	6,569,095
Mission TX Economic Development Corporation Republic Services Incorporated Project (Resource Recovery Revenue) øø	1.25	1-1-2026	5,000,000	5,000,000

19

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
New Hope TX Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	1.50%	11-15-2017	$225,000	$224,775
New Hope TX Cultural Education Facilities Finance Corporation MRC Crestview Project (Health Revenue)	1.75	11-15-2018	500,000	494,470
New Hope TX Cultural Education Facilities Finance Corporation MRC Crestview Project (Housing Revenue)	3.25	8-1-2019	15,720,000	15,718,900
New Hope TX ECFA Collegiate Housing Commerce LLC at Texas A&M University Series A (Housing Revenue)	1.00	2-1-2018	2,000,000	1,999,320
North East TX Independent School District Series A (GO Revenue)	2.00	8-1-2042	25,365,000	25,560,818
North East TX Independent School District Series B (GO Revenue)	1.42	8-1-2040	1,440,000	1,431,979
North TX Tollway Authority Series F (Transportation Revenue)	5.75	1-1-2033	14,950,000	15,131,194
North TX Tollway Authority Series F (Transportation Revenue)	5.75	1-1-2038	32,000,000	32,387,840
Northside TX Independent School District Building Project (GO Revenue)	2.00	8-1-2044	2,610,000	2,645,522
Northside TX Independent School District Building Project (GO Revenue)	2.00	6-1-2046	1,450,000	1,475,709
Northside TX Independent School District Building Project (GO Revenue)	2.13	8-1-2040	1,870,000	1,875,778
Northside TX Independent School District Series A (GO Revenue)	2.00	6-1-2039	27,055,000	27,296,872
Odessa TX Housing Finance Corporation 87th Street Apartments Project (Housing Revenue, FHA Insured)	1.43	12-1-2020	8,000,000	8,014,640
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	1.41	4-1-2040	26,530,000	26,530,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.41	11-1-2040	15,000,000	15,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	1.41	11-1-2040	7,000,000	7,000,000
San Antonio TX Electric and Gas Systems Refunding Series B (Utilities Revenue)	2.00	2-1-2033	13,250,000	13,411,253
San Antonio TX Housing Trust Finance Corporation Freedom Hills Ranch Apartments Project (Housing Revenue)	1.00	1-1-2018	12,650,000	12,643,169
San Antonio TX Series A (Utilities Revenue)	2.25	2-1-2033	20,000,000	20,413,400
San Antonio TX Series C (Utilities Revenue)	2.00	12-1-2027	3,000,000	3,025,440
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A (Health Revenue)	3.00	11-15-2017	485,000	485,446
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A (Health Revenue)	4.00	11-15-2018	500,000	507,165
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A (Health Revenue)	4.00	11-15-2019	510,000	522,929
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	3.00	11-15-2017	665,000	665,612
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2018	500,000	507,165
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2019	710,000	727,999
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	1.17	11-15-2029	30,400,000	30,400,000
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series B (Health Revenue) ø	0.97	11-15-2047	10,000,000	10,000,000
Tarrant County TX Health Facilities Development Corporation Cook Children’s Medical Center Series B (Health Revenue) ø	0.90	12-1-2039	29,540,000	29,540,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2016-XG0058 (Health Revenue, Deutsche Bank LIQ) ø144A	1.01	8-15-2027	4,985,000	4,985,000
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (3 Month LIBOR +0.55%) (Utilities Revenue) ±	1.43	12-15-2017	1,500,000	1,500,390
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-2017	4,050,000	4,082,846
Texas Northside Independent School District (GO Revenue)	1.45	6-1-2047	4,000,000	4,007,120
Texas Tollway Authority Series C (Transportation Revenue)	1.95	1-1-2038	1,535,000	1,544,686
Texas Tollway Authority Series D (Transportation Revenue, Royal Bank of Canada LOC) ø	0.96	1-1-2049	2,000,000	2,000,000

20

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Transportation Commission State Highway Fund Series B-1 (Miscellaneous Revenue, Sumitomo Mitsui Banking LIQ) ø	0.98%	4-1-2032	$7,000,000	$7,000,000
Tyler TX Health Facilities Development Corporation East Texas Medical Center Series A (Health Revenue)	5.25	11-1-2017	4,725,000	4,726,040
University of Texas Refinancing Series B (Education Revenue) ø	0.97	8-1-2033	15,000,000	15,000,000
Williamson County TX (GO Revenue)	1.45	8-15-2034	2,600,000	2,606,813

				561,191,228

Utah : 0.44%
Murray City UT Intermountain Healthcare Services Series B (Health Revenue) ø	0.90	5-15-2036	23,800,000	23,800,000

Vermont : 0.01%
Burlington VT Airport Refunding Bond Series 2012B (Airport Revenue)	3.50	7-1-2018	795,000	799,524

Virginia : 0.99%
Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue)	1.60	8-1-2027	10,000,000	10,001,700
Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue)	1.75	2-1-2032	30,000,000	30,190,200
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2018	1,500,000	1,542,015
Prince William County VA IDA Glen Arbor Apartments Project Series A (Housing Revenue)	1.35	7-1-2019	10,500,000	10,509,030
Prince William County VA IDA Glen Arbor Apartments Project Series B (Housing Revenue)	1.30	7-1-2019	1,600,000	1,598,400

				53,841,345

Washington : 0.22%
Grant County WA Public Utility District #2 Series K (SIFMA Municipal Swap +0.32%) (Utilities Revenue) ±	1.26	1-1-2044	4,000,000	4,001,160
Washington HCFR Series XF2035 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	1.34	10-1-2036	8,155,000	8,155,000

				12,156,160

West Virginia : 0.32%
Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue)	1.63	10-1-2022	16,400,000	16,494,792
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A (Utilities Revenue)	1.70	1-1-2041	1,000,000	993,390

				17,488,182

Wisconsin : 0.71%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.93	6-1-2036	9,000,000	9,000,000
Mequon-Thiensville WI School District RAN Series R-1 (Education Revenue)	1.50	2-22-2018	1,750,000	1,751,470
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	386,960
Milwaukee WI RDA Wisconsin Montessori Society (Education Revenue, U.S. Bank NA LOC) ø	1.08	7-1-2021	400,000	400,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) ø144A	1.12	10-1-2020	4,875,000	4,875,000
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015-XF1028 (Health Revenue, Deutsche Bank LIQ) ø144A	1.01	11-15-2044	10,880,000	10,880,000
Waukesha County WI Series D (Miscellaneous Revenue)	2.00	7-1-2018	2,865,000	2,879,697
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.86	12-1-2042	5,645,000	5,645,000
Wisconsin HEFA Ascension Senior Credit Group Series B-5 (Health Revenue)	1.38	11-15-2038	1,535,000	1,533,987

21

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00%	12-1-2018	$500,000	$510,795
Wisconsin Public Finance Authority Guilford College (Education Revenue)	5.00	1-1-2020	625,000	663,138
				38,526,047

Wyoming : 0.47%
Converse County WY Pollution Control PacifiCorp Projects (Utilities Revenue) ø	1.01	12-1-2020	16,485,000	16,485,000
Gillette WY Customized Purchase Pollution Control Series 1988 (Industrial Development Revenue) ø	1.03	1-1-2018	9,200,000	9,200,000
				25,685,000

Total Municipal Obligations (Cost $5,336,239,892)				5,325,422,763

Other : 2.59%
Branch Banking & Trust Municipal Investment Trust Various States Class B (SIFMA Municipal Swap +0.65%) ±144A§	1.59	12-31-2017	10,565,000	10,564,894
Eaton Vance California Municipal Income Trust Preferred Shares ±144A§	2.32	9-1-2019	16,975,000	16,985,015
Eaton Vance Massachusetts Municipal Bond Fund Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.00%) ±144A§	1.94	7-1-2019	6,475,000	6,484,518
Eaton Vance Municipal Bond Fund 2 Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.05%) ±144A§	1.99	7-1-2019	9,950,000	9,973,283
Eaton Vance Pennsylvania Municipal Bond Fund Institutional MuniFund Term Preferred Shares (SIFMA Municipal Swap +1.00%) ±144A	1.94	7-1-2019	6,000,000	6,008,820
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares 144Aøø§	0.92	6-1-2040	35,000,000	35,000,000
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares 144Aøø§	1.19	5-1-2047	31,000,000	31,000,000
Nuveen Texas Quality Income Municipal Fund Institutional MuniFund Term Preferred Shares 144Aøø	1.72	11-1-2018	25,000,000	25,039,250

Total Other (Cost $140,965,000)				141,055,780

	Yield		Shares

Short-Term Investments : 0.44%

Investment Companies : 0.44%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.82		23,678,467	23,704,513

Total Short-Term Investments (Cost $23,703,181)		23,704,513

Total investments in securities (Cost $5,500,908,073)	100.65%	5,490,183,056
Other assets and liabilities, net	(0.65)	(34,958,588)

Total net assets	100.00%	$5,455,224,468

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

22

Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2017 (unaudited)

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CDA	Community Development Authority
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RAN	Revenue anticipation notes
R&D	Research & development
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TAN	Tax anticipation notes
TTFA	Transportation Trust Fund Authority

23

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets

Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	60,013,304	532,745,952	569,080,789	23,678,467	$23,704,513	0.44%

Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$5,325,422,763	$0	$5,325,422,763
Other	0	141,055,780	0	141,055,780
Short-term investments
Investment companies	23,704,513	0	0	23,704,513

Total assets	$23,704,513	$5,466,478,543	$0	$5,490,183,056

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.12%

Guam : 5.79%
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38%	12-1-2024	$1,000,000	$1,091,910
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,094,130
Guam Government Series A (GO Revenue)	7.00	11-15-2039	2,000,000	2,245,320
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	1,500,000	1,751,370
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,683,502
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	548,685

				8,414,917

Illinois : 6.11%
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,000,000	807,210
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2027	1,000,000	710,960
Chicago IL Park District Special Recreation Activity Series E (GO Revenue)	5.00	11-15-2027	1,000,000	1,175,440
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,700,000	1,854,020
Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	520,070
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	279,715
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	3,500,000	2,728,740
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2028	750,000	802,470

				8,878,625

Michigan : 0.15%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	215,000	215,148

New Jersey : 2.20%
New Jersey EDA Series EE (Miscellaneous Revenue)	5.00	9-1-2023	935,000	1,002,703
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,000,000	1,092,580
New Jersey TTFA Federal Highway Reimbursement Series A1 (Transportation Revenue)	5.00	6-15-2030	1,000,000	1,109,150

				3,204,433

New York : 0.69%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	6.24	2-1-2047	1,000,000	998,560

Ohio : 0.31%
Ohio Water Development Authority Pollution Control Series C (Industrial Development Revenue)	4.00	6-1-2033	1,000,000	457,500

Puerto Rico : 1.92%
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,048,850
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	338,346
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	1,375,000	1,390,373
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	8,125

				2,785,694

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands : 5.27%
Virgin Islands PFA (Miscellaneous Revenue) 144A	5.00%	9-1-2020	$750,000	$807,930
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, National Insured)	4.00	10-1-2020	450,000	450,927
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2022	3,000,000	3,104,430
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,119,000
Virgin Islands PFA Series A (Miscellaneous Revenue)	5.00	10-1-2018	1,295,000	1,166,381
Virgin Islands PFA Unrefunded Balance Series A (Miscellaneous Revenue)	7.30	10-1-2018	5,000	5,153

				7,653,821

Wisconsin : 75.68%
Beloit WI CDA Series A (Tax Revenue)	1.82	6-1-2018	475,000	474,739
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.15	6-1-2018	550,000	550,127
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.35	6-1-2019	750,000	750,893
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.75	6-1-2019	300,000	300,093
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.95	6-1-2019	145,000	145,821
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	200,052
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.90	6-1-2018	200,000	199,760
Cudahy WI CDA Series C (Miscellaneous Revenue)	1.05	6-1-2019	125,000	124,773
Glendale WI CDA Bayshore Public Parking (Miscellaneous Revenue)	1.50	10-1-2019	375,000	376,703
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,635,245
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,741,293
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	1.20	4-1-2018	500,000	500,565
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	4.38	4-1-2022	200,000	208,320
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	5.00	4-1-2030	1,410,000	1,488,678
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	263,240
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.65	12-1-2026	100,000	105,471
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.00	12-1-2029	260,000	275,288
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	420,000	445,431
Kaukauna WI RDA (Miscellaneous Revenue)	3.75	6-1-2032	850,000	877,226
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2019	50,000	52,189
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2020	100,000	106,536
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2021	310,000	335,963
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2022	235,000	257,513
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2023	200,000	221,120
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2025	425,000	475,074
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2028	425,000	462,149
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2035	900,000	946,728
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	161,378
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	510,834
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,369,450
Milwaukee WI RDA Milwaukee Public Schools (Miscellaneous Revenue)	5.00	11-15-2034	675,000	780,320
Milwaukee WI RDA Milwaukee Public Schools (Miscellaneous Revenue)	5.00	11-15-2035	1,000,000	1,152,590
Milwaukee WI RDA Milwaukee Public Schools (Miscellaneous Revenue)	5.00	11-15-2036	500,000	574,150
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2027	1,020,000	1,228,100
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2028	1,000,000	1,194,660
Milwaukee WI RDA Milwaukee Public Schools Series A (Miscellaneous Revenue)	5.00	11-15-2031	750,000	880,748
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	915,000	977,403

2

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00%	8-1-2020	$1,100,000	$1,210,682
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,758,904
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,293,473
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	909,629
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,179,400
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.86	12-1-2038	1,500,000	1,500,000
Milwaukee WI Series B6 (GO Revenue)	2.00	4-1-2021	175,000	179,307
Milwaukee WI Series B6 (GO Revenue)	3.00	4-1-2024	570,000	616,278
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2022	350,000	404,009
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2023	580,000	683,623
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2025	550,000	670,797
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,061,270
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,674,232
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.30	12-1-2017	50,000	49,999
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.70	12-1-2018	50,000	50,027
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	50,080
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated (Education Revenue)	5.00	7-1-2022	1,250,000	1,347,325
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated (Education Revenue)	5.00	7-1-2032	1,500,000	1,590,075
Prairie du Chien WI RDA Series B (Miscellaneous Revenue)	1.65	9-1-2020	200,000	202,394
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.86	10-1-2042	1,470,000	1,470,000
Southeast Wisconsin CAB Professional Baseball Park District (Miscellaneous Revenue, National Insured) ¤	0.00	12-15-2017	500,000	499,050
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	1,781,803
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	400,634
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	109,548
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,341,620
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,933,328
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,435,000	2,990,497
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	56,545
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	181,751	110,543
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	336,015
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	154,695
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	155,129
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	258,610
Weston WI CDA Series A (Miscellaneous Revenue)	1.25	10-1-2018	250,000	249,825
Weston WI CDA Series A (Miscellaneous Revenue)	1.40	10-1-2019	625,000	624,738
Weston WI CDA Series A (Miscellaneous Revenue)	1.50	10-1-2020	500,000	499,635
Weston WI CDA Series A (Miscellaneous Revenue)	1.60	10-1-2021	340,000	339,381
Weston WI CDA Series A (Miscellaneous Revenue)	1.75	10-1-2022	200,000	199,024
Weston WI CDA Series A (Miscellaneous Revenue)	1.90	10-1-2023	100,000	99,656
Weston WI CDA Series A (Miscellaneous Revenue)	2.00	10-1-2024	625,000	621,550
Weston WI CDA Series A (Miscellaneous Revenue)	2.15	10-1-2025	615,000	612,349
Weston WI CDA Series A (Miscellaneous Revenue)	2.25	10-1-2026	940,000	941,711
Weston WI CDA Series A (Miscellaneous Revenue)	2.40	10-1-2027	570,000	570,291
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	295,000	202,249
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (Tax Revenue, Build America Mutual Assurance Company Insured) ¤	0.00	12-15-2033	2,985,000	1,694,017
Wisconsin Center District CAB Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2027	100,000	75,772
Wisconsin Center District CAB Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2019	275,000	265,202

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25%	12-15-2018	$65,000	$68,181
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	500,000	543,075
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,150,000	2,474,758
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	1,005,000	1,187,488
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	829,492
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	2,100,000	2,304,561
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2032	1,100,000	1,182,060
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2033	920,000	982,063
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2034	2,000,000	2,125,420
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	3.00	12-1-2019	1,475,000	1,530,283
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	4.00	12-1-2035	1,000,000	1,047,070
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2025	1,500,000	1,756,380
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2026	1,740,000	2,025,186
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	25,000	25,570
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C (Health Revenue)	5.00	2-15-2020	850,000	917,040
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C (Health Revenue)	5.00	2-15-2027	400,000	480,444
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C (Health Revenue)	5.00	2-15-2028	650,000	771,414
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C (Health Revenue)	5.00	2-15-2029	500,000	587,120
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	5.00	2-15-2028	500,000	583,085
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	5.00	2-15-2029	575,000	666,615
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2031	900,000	956,853
Wisconsin HEFA Monroe Clinic Incorporated (Health Revenue)	4.00	2-15-2033	550,000	577,280
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)	5.00	7-1-2044	3,250,000	3,454,393
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)	6.10	6-1-2021	45,000	45,410
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	25,014
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	255,000	255,168
Wisconsin Housing & EDA Madison Pool Project Series A (Housing Revenue)	4.55	7-1-2037	165,000	170,509
Wisconsin Housing & EDA Madison Pool Project Series A (Housing Revenue)	4.70	7-1-2047	2,300,000	2,455,687
Wisconsin Housing & EDA Madison Pool Project Series A (Housing Revenue)	4.85	7-1-2052	3,000,000	3,069,990
Wisconsin Housing & EDA Series A (Housing Revenue)	0.90	12-1-2017	50,000	50,003
Wisconsin Housing & EDA Series A (Housing Revenue)	1.15	6-1-2018	55,000	55,036
Wisconsin Housing & EDA Series A (Housing Revenue)	1.25	12-1-2018	55,000	55,105
Wisconsin Housing & EDA Series A (Housing Revenue)	1.55	12-1-2019	55,000	55,405
Wisconsin Housing & EDA Series A (Housing Revenue)	1.95	12-1-2020	55,000	55,878
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	5-1-2022	100,000	104,694
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	11-1-2022	125,000	131,285
Wisconsin Housing & EDA Series A (Housing Revenue)	4.05	12-1-2049	800,000	818,416
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	2,835,000	2,952,908
Wisconsin Housing & EDA Series B (Housing Revenue, FHLB LIQ) ø	0.94	5-1-2055	3,000,000	3,000,000
Wisconsin Housing & EDA Series C (Housing Revenue)	3.25	12-1-2036	785,000	745,067
Wisconsin Housing & EDA Series C (Housing Revenue)	3.88	11-1-2035	1,000,000	1,023,770
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	425,000	457,561

				109,978,281

Total Municipal Obligations (Cost $138,419,387)				142,586,979

4

Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2017 (unaudited)

Total investments in securities (Cost $138,419,387)	98.12%	142,586,979
Other assets and liabilities, net	1.88	2,734,258

Total net assets	100.00%	$145,321,237

¤	The security is issued in zero coupon form with no periodic interest payments.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

5

Wells Fargo Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$142,586,979	$0	$142,586,979

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.42%

Alabama : 1.12%
Alabama Federal Aid Highway Finance Authority Series A (Miscellaneous Revenue)	5.00%	9-1-2035	$3,250,000	$3,850,438
Alabama State University General Tuition and Fee (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	1,500,000	1,486,170
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	981,153
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	545,000	565,301

				6,883,062

Arizona : 4.24%
Arizona Health Facilities Authority Catholic West Series B (Health Revenue, Barclays Bank LOC) ø	0.95	7-1-2035	8,400,000	8,400,000
City of San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,378,932
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	650,000	689,949
Maricopa County AZ IDA Horizon Community Learning Center Project (Education Revenue)	5.00	7-1-2035	3,000,000	3,102,960
Maricopa County AZ IDA Senior Living Facility Series 2016 (Health Revenue) 144A	6.00	1-1-2048	1,250,000	1,278,350
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	584,650
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	305,000	349,289
Pima County AZ IDA Educational Facility Charter School Project Series R (Education Revenue)	2.88	7-1-2021	835,000	844,644
Pima County AZ IDA Educational Facility Desert Heights Charter School (Education Revenue)	7.00	5-1-2034	1,000,000	1,091,130
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	995,000	1,005,089
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,221,562
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	5.00	7-1-2025	755,000	778,934
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.00	7-1-2035	1,025,000	1,060,824
Pima County AZ IDA Paideia Academies Project (Education Revenue) 144A	6.13	7-1-2045	1,000,000	1,028,130
Salt Verde Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,455,643
Verrado AZ Community Facilities District #1 (GO Revenue) 144A	5.00	7-15-2022	500,000	528,085
Yavapai County AZ IDA Business & Equine Center Project (Education Revenue) 144A	4.63	3-1-2022	330,000	343,774

				26,141,945

California : 3.95%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,146,400
California HFFA Stanford Hospital Series B-1 (Health Revenue) ø	0.90	11-15-2045	7,800,000	7,800,000
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Education Revenue)	7.13	8-1-2043	1,000,000	1,125,200
California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project (Industrial Development Revenue) 144A	8.00	7-1-2039	1,430,000	1,580,779
California PCFA Water Furnishing Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,001,900
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	269,878
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75	10-1-2024	415,000	440,622
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	623,197
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	112,536

1

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Various Purposes (GO Revenue)	6.00%	4-1-2038	$200,000	$214,680
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	500,000	333,700
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	130,000	87,961
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	70,000	43,132
Hawthorne CA School District CAB Series C (GO Revenue, National Insured) ¤	0.00	11-1-2025	100,000	78,918
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	581,625
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	255,278
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	450,000	525,015
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	168,501
San Diego CA Public Financing Authority Capital Improvement Project Series B (Miscellaneous Revenue)	5.00	10-15-2029	500,000	596,710
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.91	4-1-2038	5,050,000	5,050,000
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,166,930
University of California Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,153,720

				24,356,682

Colorado : 1.98%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	218,052
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	272,930
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	284,978
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A (Education Revenue)	6.00	12-15-2037	1,500,000	1,447,125
Colorado ECFA Charter School Community Leadership Academy Second Campus Project (Education Revenue)	7.00	8-1-2033	485,000	554,098
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,356,010
Colorado Health Facilities Authority Catholic Health Initiative Series 2009A (Health Revenue)	5.00	7-1-2039	4,000,000	4,087,360
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Industrial Development Revenue)	5.00	12-1-2033	2,500,000	2,870,125
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	1,000,000	1,152,660

				12,243,338

Connecticut : 2.12%
Connecticut HFA Housing Mortgage Finance Program Series F (Housing Revenue, Helaba SPA) ø	0.94	11-15-2046	10,000,000	10,000,000
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2024	450,000	534,839
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	275,000	323,950
Hartford CT (GO Revenue)	5.00	4-1-2024	1,000,000	750,180
Hartford CT (GO Revenue)	5.00	4-1-2028	2,055,000	1,500,376

				13,109,345

Delaware : 0.25%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,500,000	1,534,650

District of Columbia : 0.95%
District of Columbia Association of American Medical Colleges Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	315,870
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	50,000	53,396

2

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia (continued)
District of Columbia University Bonds Series C (Education Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.93%	4-1-2042	$3,000,000	$3,000,000
District of Columbia University Revenue American University Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.94	10-1-2036	2,500,000	2,500,000

				5,869,266

Florida : 3.45%
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	555,630
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,168,660
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	249,993
Miami-Dade County FL IDA Aspira Florida Project Series 2016A (Education Revenue) 144A	5.75	11-1-2036	2,000,000	2,033,840
Miami-Dade County FL IDA Youth Co-OP Charter School Project Series 2015A (Education Revenue) 144A	5.75	9-15-2035	1,500,000	1,553,190
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	5-1-2031	3,000,000	3,509,250
Miami-Dade County FL Seaport AMT Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,183,650
Orange Count FL Health Facilities Authority Nemours Foundaton Series B (Health Revenue, Northern Trust Company LOC) ø	0.98	1-1-2039	10,000,000	10,000,000
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,000,260

				21,254,473

Georgia : 0.82%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	56,009
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A1 (Health Revenue)	6.00	1-1-2023	1,500,000	1,533,000
Atlanta GA Development Authority Senior Health Georgia Proton Treatment Center Series A1 (Health Revenue)	7.00	1-1-2040	1,500,000	1,554,165
Fulton County GA Dvelopment Authority WellStar Health System Series A (Health Revenue)	5.00	4-1-2042	1,000,000	1,125,570
Washington Counties GA Wilkes Payroll Development Authority Subordinate series C (Health Revenue) ¤	0.00	12-1-2021	815,000	760,729

				5,029,473

Guam : 0.52%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	385,122
Guam Government Limited Obligation Bonds Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,091,910
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2021	550,000	609,923
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	564,870
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	548,685

				3,200,510

Idaho : 0.31%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	104,275
Idaho Housing & Finance Association Idaho Arts Charter School Series A (Education Revenue) 144A	5.00	12-1-2036	1,000,000	1,063,330
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	520,325
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	253,385

				1,941,315

3

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

Illinois : 21.13%
Bureau County IL Township High School District #502 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	6.25%	12-1-2033	$750,000	$956,108
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	4,390,000	3,845,640
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2022	3,250,000	2,734,323
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	195,000	202,079
Chicago IL Board of Education Series A (GO Revenue)	5.00	1-1-2020	1,000,000	1,007,120
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	250,000	251,173
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2021	2,555,000	2,793,458
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	1,000,000	1,007,270
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2022	375,000	386,644
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2027	6,000,000	4,265,760
Chicago IL CAB Series A (GO Revenue, National Insured)	5.59	1-1-2023	950,000	954,152
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2031	800,000	467,744
Chicago IL Emergency Telephone System Project (GO Revenue, National Insured)	5.50	1-1-2023	555,000	602,869
Chicago IL Library Project Series D (GO Revenue)	5.00	1-1-2021	440,000	455,272
Chicago IL Modern Schools Across Chicago Program Series A (GO Revenue)	4.00	12-1-2018	445,000	454,260
Chicago IL O’Hare International Airport Series B (Airport Revenue)	5.00	1-1-2035	1,350,000	1,422,914
Chicago IL O’Hare International Airport Series F (Airport Revenue)	5.00	1-1-2035	1,000,000	1,054,010
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,117,060
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,735,425
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,134,080
Chicago IL Park District Limited Tax Park Bonds Series A (GO Revenue)	5.00	1-1-2030	1,000,000	1,146,040
Chicago IL Park District Limited Tax Park Bonds Series A (GO Revenue)	5.00	1-1-2031	1,000,000	1,138,190
Chicago IL Park District Limited Tax Park Bonds Series A (GO Revenue)	5.00	1-1-2032	1,225,000	1,387,607
Chicago IL Park District Limited Tax Park Bonds Series A (GO Revenue)	5.00	1-1-2035	1,000,000	1,118,860
Chicago IL Park District Unlimited Tax Refunding Bonds Series A (GO Revenue)	5.00	11-15-2028	1,655,000	1,933,189
Chicago IL Park District Unlimited Tax Refunding Bonds Series E (GO Revenue)	5.00	11-15-2029	1,735,000	2,014,370
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2019	705,000	726,538
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2031	4,525,000	5,008,315
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2032	850,000	936,182
Chicago IL Sales Tax (Tax Revenue)	5.00	1-1-2033	2,785,000	3,050,494
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	1,775,000	1,860,502
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,250,000	2,507,198
Chicago IL Series A (GO Revenue)	4.00	1-1-2020	590,000	592,437
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	845,000	851,532
Chicago IL Series A (GO Revenue)	5.25	1-1-2026	550,000	553,823
Chicago IL Series A (GO Revenue)	6.00	1-1-2038	2,500,000	2,891,800
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,300,000	1,436,396
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2021	610,000	545,371
Chicago IL Series C (GO Revenue)	4.00	1-1-2021	750,000	785,903
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2029	1,000,000	1,007,070
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014 (Water & Sewer Revenue)	5.00	1-1-2025	595,000	681,739
Chicago IL Wastewater Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,089,740
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	2,600,000	3,048,292
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,055,000	2,348,762
Chicago IL Waterworks Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,089,190
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004 (Water & Sewer Revenue)	5.00	11-1-2027	2,250,000	2,632,230

4

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Waterworks Second Lien Revenue Bonds Series 2012 (Water & Sewer Revenue)	4.00%	11-1-2020	$770,000	$823,939
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	675,000	512,096
Cook County IL School District #159 CAB (GO Revenue, AGM Insured) ¤	0.00	12-1-2023	615,000	508,027
Cook County IL Series A (GO Revenue)	5.00	11-15-2020	770,000	842,688
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	2,940,000	3,224,033
Illinois (Miscellaneous Revenue)	5.00	2-1-2021	3,000,000	3,217,770
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	300,000	316,068
Illinois (Tax Revenue)	5.00	6-15-2024	1,000,000	1,138,270
Illinois (Miscellaneous Revenue)	5.00	5-1-2025	870,000	953,677
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	1,130,000	1,278,346
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,399,275
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,086,000
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	219,200
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	505,000	526,968
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	549,595
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	428,152
Illinois Finance Authority Wesleyan University (Education Revenue)	5.00	9-1-2046	2,000,000	2,167,520
Illinois Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2019	1,135,000	1,079,805
Illinois Metropolitan Pier & Exposition Authority IIlinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2030	960,000	580,982
Illinois Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	5,150,000	3,706,661
Illinois Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2028	3,000,000	3,209,880
Illinois Sales Tax Revenue Build Illinois Bond (Tax Revenue)	5.00	6-15-2029	1,000,000	1,092,330
Illinois Sales Tax Revenue Build Illinois Bond (Tax Revenue)	5.00	6-15-2032	1,560,000	1,698,497
Illinois Sales Tax Revenue Second Series (Tax Revenue, National Insured)	5.75	6-15-2020	1,005,000	1,118,756
Illinois Series A (GO Revenue)	4.00	9-1-2019	600,000	608,838
Illinois Series A (Tax Revenue)	4.00	1-1-2029	1,000,000	1,001,890
Illinois Series A (Tax Revenue)	5.00	6-1-2019	465,000	485,269
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	1,905,000	2,100,072
Illinois Series A (Tax Revenue)	5.00	1-1-2027	2,000,000	2,142,900
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,783,250
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,666,440
Illinois State Toll Highway Authority Series A (Transportation Revenue, PNC Bank NA LOC) ø	1.00	7-1-2030	4,800,000	4,800,000
Illinois Toll Highway Authority Toll Senior Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,132,760
Illinois University Certificates Participation Capital Improvement Project (Miscellaneous Revenue)	4.25	4-1-2020	715,000	749,735
Kane, Cook & DuPage Counties IL Series A (GO Revenue)	5.00	1-1-2034	1,000,000	1,137,080
Kane, Cook & DuPage Counties IL Series D (GO Revenue)	5.00	1-1-2034	1,700,000	1,933,036
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	75,000	72,859
Village Bolingbrook IL (GO Revenue, AGM Insured)	5.00	1-1-2031	500,000	562,315
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue, AGM Insured)	5.00	1-1-2027	4,000,000	4,437,440
Will County IL Lincoln-Way Community High School District #210 Series A (GO Revenue)	5.00	1-1-2030	1,000,000	984,630
Will County IL Lincoln-Way Communty High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2027	940,000	557,138
Will County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2028	450,000	250,808
Willl County IL Lincoln-Way Community High School District #210 CAB Series B (GO Revenue) ¤	0.00	1-1-2033	1,625,000	662,188
Will County IL School District #114 Prerefunded CAB Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	145,000	144,761

5

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Will County IL School District #114 Unrefunded CAB Series (GO Revenue, National Insured) ¤	0.00%	12-1-2017	$110,000	$109,801
Winnebago County IL Series A (GO Revenue, AGM Insured)	4.00	12-30-2025	1,035,000	1,128,347

				130,359,223

Indiana : 2.99%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,068,120
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	694,044
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,506,068
Indiana Health & Educational Facility Financing Authority Series 2006B (Health Revenue) ø	1.75	11-15-2031	7,000,000	7,049,210
Indianapolis IN Local Public Improvement Series 2015E (Miscellaneous Revenue)	5.00	1-1-2035	2,675,000	3,144,784
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue) ø	1.69	12-1-2044	5,000,000	4,999,550

				18,461,776

Iowa : 1.79%
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2020	500,000	526,885
Coralville IA Certificate of Participation (Miscellaneous Revenue)	4.00	6-1-2021	500,000	534,460
Iowa Finance Authority UnityPoint Health Project Series B-1 (Health Revenue, Union Bank NA LOC) ø	0.93	2-15-2039	10,000,000	10,000,000

				11,061,345

Kansas : 0.99%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	18,005,000	6,099,554

Kentucky : 0.42%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	860,594
Paducah KY Electric Plant (Utilities Revenue, AGM Insured)	5.00	10-1-2035	1,510,000	1,704,820

				2,565,414

Louisiana : 1.29%
Louisiana Public Facilities Authority Loyola University Project CCAB (Education Revenue)	5.25	10-1-2031	2,000,000	1,695,600
Louisiana Public Facilities Authrority Loyola Unversity Project CCAB (Education Revenue)	5.25	10-1-2036	1,775,000	1,481,184
Louisiana Series A (GO Revenue)	5.00	8-1-2026	1,000,000	1,167,640
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	528,835
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,096,150

				7,969,409

Maine : 0.06%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	171,819
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	203,768

				375,587

Maryland : 0.45%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	126,304
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	5.75	8-1-2033	1,000,000	1,043,340

6

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland (continued)
Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016A (Education Revenue)	7.00%	8-1-2046	$1,500,000	$1,614,045

				2,783,689

Massachusetts : 0.30%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	113,913
Massachusetts School Building Authority Series A (Tax Revenue)	5.00	11-15-2034	1,470,000	1,732,836

				1,846,749

Michigan : 4.63%
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	788,924
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016C (Water & Sewer Revenue)	5.00	7-1-2036	3,560,000	3,976,591
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue)	4.00	7-1-2032	4,000,000	4,180,280
Great Lakes Michigan Water Authority Water Supply System Series 2016D (Water & Sewer Revenue, AGM Insured)	4.00	7-1-2033	4,000,000	4,149,520
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,518,400
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,132,550
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	100,000	79,989
Michigan Public Educational Facilities Authority Landmark Academy Project Series 2010 (Education Revenue)	6.00	6-1-2020	300,000	304,323
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue)	4.13	7-1-2045	4,000,000	4,062,320
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	495,000	491,184
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	786,774
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	871,914
Wayne County MI Airport Series A (Airport Revenue, AGM Insured)	4.00	12-1-2020	1,715,000	1,847,295
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	900,000	914,022
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	463,852

				28,567,938

Minnesota : 0.08%
Independence MN Charter School Lease Series A (Education Revenue)	4.25	7-1-2026	500,000	502,515

Mississippi : 1.09%
Mississippi Business Finance Corporation Waste Pro USA Incorporated Project (Resource Recovery Revenue) 144A	5.00	2-1-2036	2,000,000	2,052,980
Jackson MS Convention Center Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,552,823
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,119,350

				6,725,153

Missouri : 0.38%
Missouri HEFA (Health Revenue)	1.50	2-1-2018	475,000	475,238
Missouri HEFA (Health Revenue)	5.00	2-1-2021	800,000	881,800
Missouri HEFA (Health Revenue)	5.00	2-1-2022	220,000	247,080
Raymore MO Tax Increment Refunding & Improvement Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	769,035

				2,373,153

7

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire : 0.74%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00%	1-1-2026	$1,000,000	$1,153,440
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2027	845,000	965,742
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	2,170,000	2,467,915

				4,587,097

New Jersey : 7.07%
City of Bayonne NJ School District (GO Revenue, AGM Insured)	5.00	7-15-2021	1,300,000	1,456,182
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,577,284
New Jersey EDA Educational Facilities Series AB (Education Revenue)	5.00	6-1-2022	1,875,000	2,077,106
New Jersey EDA Hatikvah International Academy Charter School Project Series A (Education Revenue) 144A	5.00	7-1-2027	500,000	515,345
New Jersey EDA Hatikvah International Academy Charter School Project Series A (Education Revenue) 144A	5.25	7-1-2037	1,500,000	1,485,315
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	294,710
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	307,259
New Jersey EDA School Facilities Construction Notes Series PP (Miscellaneous Revenue)	5.00	6-15-2019	1,800,000	1,895,004
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2027	3,150,000	3,432,366
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2028	5,000,000	5,419,200
New Jersey EDA School Facilities Drew University Series C (Education Revenue, National Insured)	5.25	7-1-2020	2,060,000	2,243,773
New Jersey EDA Student Loan Series 1 (Education Revenue)	5.50	12-1-2021	2,900,000	3,288,078
New Jersey Educational Facilities Authority Series 2014 (Education Revenue)	5.00	6-15-2025	1,000,000	1,114,060
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,500,000	1,365,725
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,727,008
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2029	2,000,000	2,229,420
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	12-15-2022	600,000	676,878
New Jersey TTFA Series AA (Miscellaneous Revenue)	5.00	6-15-2045	1,500,000	1,595,520
New Jersey TTFA Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2021	7,115,000	8,074,173
New Jersey TTFA Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	273,995
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	2,355,000	2,579,738

				43,628,139

New Mexico : 0.42%
New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Series B (1 Month LIBOR +0.75%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.58	11-1-2039	2,600,000	2,597,530

New York : 6.47%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	6.24	2-1-2047	3,500,000	3,494,960
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	547,190
Monroe County NY IDAG Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	556,340
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	150,000	161,013
New York Metropolitan Transportation Authority Series C (Transportation Revenue)	5.25	11-15-2031	5,000,000	6,100,050
New York NY Municipal Water Finance Authority 2nd General Resolution Series B (Water & Sewer Revenue, State Street Bank & Trust Company SPA) ø	0.95	6-15-2032	4,000,000	4,000,000
New York NY Transitional Finance Authority Subordinate Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC) ø	0.95	11-1-2041	10,000,000	10,000,000
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	521,020

8

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Municipal Water Finance Authority Adjusted Fiscal 2013 Subordinate Series AA-2 (Water & Sewer Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.95%	6-15-2046	$6,040,000	$6,040,000
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	1,000,000	1,156,200
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	1,500,000	1,592,205
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	784,628
Oyster Bay NY BAN Series A (GO Revenue)	3.50	6-1-2018	1,000,000	1,010,400
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	1,000,000	1,008,710
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2019	875,000	867,720
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	559,740
Westchester County NY Local Development Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,101,770
Western Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2025	340,000	408,541

				39,910,487

Ohio : 2.95%
Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Utilities Revenue, Royal Bank of Canada SPA) ±	1.55	5-1-2038	3,000,000	2,984,490
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	640,218
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	3.75	12-1-2023	3,000,000	1,372,500
Ohio Air Quality Development Authority FirstEnergy Generation Series A (Utilities Revenue)	5.70	8-1-2020	500,000	228,750
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2035	2,000,000	2,246,800
Ohio Private Activity Bond Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-31-2029	2,070,000	2,354,377
Ohio Higher Educational Facility Commission Revenue Hospital Cleveland Clinic Health Series A (Health Revenue)	5.50	1-1-2043	5,000,000	5,058,100
Ohio Water Development Authority FirstEnergy Nuclear Generation Project Series A (Industrial Development Revenue)	3.75	7-1-2033	7,000,000	3,202,500
Toledo OH Enterprise Bond Series 2-A (Industrial Development Revenue)	5.50	12-1-2019	100,000	100,812

				18,188,547

Oklahoma : 0.37%
Garfield County OK Educational Facilities Authority Enid Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	1,895,000	2,263,350

Oregon : 0.12%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	543,915
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	199,347

				743,262

Pennsylvania : 8.82%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	475,000	499,638
Allegheny County PA Series C-72 (GO Revenue)	5.25	12-1-2032	1,000,000	1,165,680
Beaver County PA IDA Pollution Control FirstEnergy Nuclear Generation Corporation Project Series A (Utilities Revenue)	2.70	4-1-2035	1,500,000	686,250
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	2.44	11-1-2039	2,000,000	2,012,520
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	328,708

9

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20%	7-1-2019	$20,000	$20,070
Delaware Valley PA Regional Finance Authority Local Government Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,714,370
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	724,489
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	857,759
Pennsylvania Commonwealth Financing Authority Series B-1 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2025	500,000	599,180
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	5,000,000	5,617,100
Pennsylvania Turnpike Commission Series A-1 (Transportation Revenue) %%	5.00	12-1-2047	1,000,000	1,141,140
Pennsylvania Turnpike Commission Subordinate Series E (Transportation Revenue)	6.38	12-1-2038	1,000,000	1,236,630
Philadelphia PA Airport Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	2,000,000	2,005,840
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,151,460
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	230,000	238,492
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2025	1,995,000	2,402,658
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	469,328
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	190,000	202,686
Philadelphia PA IDA National Board of Medical Examiners Project (Miscellaneous Revenue)	5.00	5-1-2026	1,420,000	1,721,395
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	280,000	315,050
Philadelphia PA Municipal Authority Revenue Refunding City Agreement Juvenile (Miscellaneous Revenue)	5.00	4-1-2033	2,355,000	2,683,499
Philadelphia PA Public School Building Authority Unrefunded Series A (Miscellaneous Revenue)	5.00	6-1-2036	4,525,000	4,938,314
Philadelphia PA Public School Building Authority Harrisburg School District Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2023	1,710,000	2,015,115
Philadelphia PA Public School Building Authority Prerefunded Series A (Miscellaneous Revenue)	5.00	6-1-2036	190,000	237,529
Philadelphia PA Refunding Bond Series A (GO Revenue)	5.25	7-15-2033	1,000,000	1,137,360
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2020	250,000	271,253
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2022	1,350,000	1,466,289
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2030	1,000,000	1,130,980
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2036	3,000,000	3,303,570
Philadelphia PA School District Series F (GO Revenue)	5.00	9-1-2037	1,000,000	1,097,990
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2025	1,905,000	2,254,739
Philadelphia PA Water & Sewer Series B (Water & Sewer Revenue)	5.00	7-1-2032	1,145,000	1,335,093
Reading PA Water Authority Series 2011 (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,417,075
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue)	2.55	6-1-2036	6,000,000	5,994,780

				54,394,029

South Carolina : 0.75%
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,106,780
South Carolina Public Service Authority Series C (Miscellaneous Revenue)	5.00	12-1-2030	3,010,000	3,503,670

				4,610,450

Tennessee : 0.80%
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.13	12-1-2042	1,800,000	1,774,818
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Series 2001B-1 (Health Revenue)	1.55	11-15-2030	3,000,000	3,010,170

10

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25%	9-1-2018	$150,000	$155,681

				4,940,669

Texas : 6.00%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,299,025
Arlington TX Refunding Bond (GO Revenue)	5.00	8-15-2023	2,940,000	3,495,248
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,759,525
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.50	8-15-2035	2,000,000	2,134,040
Clifton TX Higher Educational Finance Corporation International Leadership Series A (Education Revenue)	5.75	8-15-2038	1,000,000	1,052,930
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,825,000	1,832,756
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	150,000	157,238
New Hope TX Cultural Educational Facilities Finance Corporation Series A (Education Revenue) 144A	5.00	8-15-2026	500,000	514,695
Newark TX Higher Educatinal Finance Corporation Austin Achieve Public School Incorporated Series A (Education Revenue)	5.00	6-15-2032	750,000	759,675
North Texas Tollway Authority System Series A (Transportation Revenue)	5.00	1-1-2023	3,500,000	4,087,860
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	382,809
Northside TX Independent School District Building Project (GO Revenue)	2.00	8-1-2044	2,000,000	2,027,220
Port Arthur TX Navigation District Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	1.41	4-1-2040	3,100,000	3,100,000
Port of Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	2,190,000	2,425,009
Tender Option Bond Trust Receipts/Certificates Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	1.14	7-1-2021	4,215,000	4,215,000
Texas Private Activity Bond Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	250,000	284,753
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,501,487
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	354,658
Texas Transportation Commission Highway (Miscellaneous Revenue)	5.00	4-1-2028	2,605,000	3,179,871
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2028	750,000	886,553
Upper Trinity TX Regional Water District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2029	500,000	585,545

				37,035,897

Utah : 0.73%
Utah Charter School Finance Authority Freedom Academy Foundation Project (Education Revenue, CSCE Insured) 144A	5.25	6-15-2037	4,500,000	4,494,150

Vermont : 0.64%
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2018	280,000	287,672
Burlington VT Airport (Airport Revenue, AGM Insured)	5.00	7-1-2019	100,000	106,219
Vermont Student Assistance Corporation Series B Class A-2 (3 Month LIBOR +3.00%) (Education Revenue) ±	4.31	12-3-2035	500,000	522,325
Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) (Education Revenue) ±	2.24	6-2-2042	3,032,146	3,035,329

				3,951,545

Virgin Islands : 0.88%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	2,500,000	1,774,950

11

Portfolio of investments — September 30, 2017 (unaudited)	Wells Fargo CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands (continued)
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00%	10-1-2039	$5,750,000	$3,666,775

				5,441,725

Virginia : 0.32%
Virginia Small Business Finance Authority Senior Lien 95 Express Lanes LLC Project (Transportation Revenue)	5.00	7-1-2034	1,800,000	1,947,978

Washington : 3.71%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond (GO Revenue)	5.00	12-1-2035	5,500,000	6,267,250
King County WA Public Hospital District Series 2016 (GO Revenue)	5.00	12-1-2036	475,000	539,244
Washington HCFR Catholic Health Initiatives Series A (Health Revenue)	5.00	1-1-2029	1,300,000	1,508,897
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) (Health Revenue) ±	1.94	1-1-2035	5,000,000	4,997,900
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) (Health Revenue) ±	2.34	1-1-2035	3,000,000	3,035,670
Washington State Series D (GO Revenue)	5.00	2-1-2037	5,620,000	6,542,692

				22,891,653

Wisconsin : 2.32%
Wisconsin PFA Airport Facilities Series C (Airport Revenue)	5.00	7-1-2042	2,585,000	2,751,035
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	1,000,000	1,113,370
Wisconsin PFA Lease Development KU Campus Development Project (Education Revenue)	5.00	3-1-2046	4,500,000	5,051,385
Wisconsin PFA Pine Lake Preparatory (Education Revenue) 144A	4.95	3-1-2030	1,370,000	1,418,101
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A	5.63	7-1-2045	1,790,000	1,821,325
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	4.38	7-1-2025	500,000	507,700
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A	5.38	7-1-2035	1,630,000	1,660,348

				14,323,264

Total Municipal Obligations (Cost $599,192,564)				607,205,336

	Yield		Shares

Short-Term Investments : 0.94%

Investment Companies : 0.94%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.82		5,781,550	5,787,910

Total Short-Term Investments (Cost $5,786,463)				5,787,910

Total investments in securities (Cost $604,979,027)	99.36%	612,993,246
Other assets and liabilities, net	0.64	3,923,946

Total net assets	100.00%	$616,917,192

¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.

12

Wells Fargo CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2017 (unaudited)

%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
plc	Public limited company
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

13

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Municipal Cash Management Fund Institutional Class	6,601,672	127,983,469	128,803,591	5,781,550	$5,787,910	0.94%

Wells Fargo CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – September 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$607,205,336	$0	$607,205,336
Short-term investments
Investment companies	5,787,910	0	0	5,787,910

Total assets	$5,787,910	$607,205,336	$0	$612,993,246

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	November 22, 2017

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	November 22, 2017

By:	/s/ Jeremey DePalma

Jeremy DePalma
Treasurer

Date:	November 22, 2017